UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-07470

CARILLON SERIES TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-1000

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

KATHY KRESCH INGBER, ESQ.

K&L Gates, LLP

1601 K Street, NW

Washington, D.C. 20006

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) The registrant’s Annual Reports for the period ended December 31, 2024, which were transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), are as follows:

Carillon Chartwell Mid Cap Value Fund
Class A | BERAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85*	1.20%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2024, mid cap value stocks, represented by the Russell Midcap® Value Index, trailed the broader equity market, represented by the Russell 3000® Index. Enthusiasm for generative artificial intelligence disproportionately benefited growth stocks, particularly large cap growth stocks. Also, a surge in interest rates in the fourth quarter pressured shares of small and mid-sized companies due to a general perception that they are more sensitive to changes in borrowing costs.
• The primary driver of the fund’s underperformance relative to the Russell 3000® Index was its focus on mid cap value stocks and its resulting lack of exposure to growth stocks, particularly large cap growth stocks.
• The primary driver of the fund’s performance relative to the Russell Midcap® Value Index was its unfavorable sector allocation, partially offset by positive stock selection.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Chartwell Mid Cap Value Fund	PAGE 1	TSR-AR-14214M393

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class A (without sales charge)	8.97
Class A (with sales charge)	3.80
Russell 3000® Index	16.19
Russell Midcap® Value Index	9.17
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$23,147,689
Number of Holdings	43
Net Advisory Fee	$49,199
Portfolio Turnover	51%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Expedia Group, Inc.	3.5%
Gates Industrial Corp. PLC	3.4%
The Hanover Insurance Group, Inc.	3.3%
CAE, Inc.	3.2%
Dollar Tree, Inc.	3.0%
Littelfuse, Inc.	2.8%
The Middleby Corp.	2.8%
Regal Rexnord Corp.	2.7%
L3Harris Technologies, Inc.	2.7%
Expand Energy Corp.	2.7%

Top Sectors*	(%)
Industrials	21.4%
Financials	14.5%
Real Estate	10.3%
Consumer Discretionary	9.6%
Health Care	8.7%
Utilities	7.7%
Information Technology	7.5%
Consumer Staples	6.8%
Energy	6.5%
Cash & Other	7.0%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Carillon Chartwell Mid Cap Value Fund	PAGE 2	TSR-AR-14214M393

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Mid Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Mid Cap Value Fund	PAGE 3	TSR-AR-14214M393

Carillon Chartwell Mid Cap Value Fund
Class C | BERBX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$138*	1.95%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2024, mid cap value stocks, represented by the Russell Midcap® Value Index, trailed the broader equity market, represented by the Russell 3000® Index. Enthusiasm for generative artificial intelligence disproportionately benefited growth stocks, particularly large cap growth stocks. Also, a surge in interest rates in the fourth quarter pressured shares of small and mid-sized companies due to a general perception that they are more sensitive to changes in borrowing costs.
• The primary driver of the fund’s underperformance relative to the Russell 3000® Index was its focus on mid cap value stocks and its resulting lack of exposure to growth stocks, particularly large cap growth stocks.
• The primary driver of the fund’s performance relative to the Russell Midcap® Value Index was its unfavorable sector allocation, partially offset by positive stock selection.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Chartwell Mid Cap Value Fund	PAGE 1	TSR-AR-14214M385

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class C (without sales charge)	8.43
Class C (with sales charge)	7.47
Russell 3000® Index	16.19
Russell Midcap® Value Index	9.17
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$23,147,689
Number of Holdings	43
Net Advisory Fee	$49,199
Portfolio Turnover	51%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Expedia Group, Inc.	3.5%
Gates Industrial Corp. PLC	3.4%
The Hanover Insurance Group, Inc.	3.3%
CAE, Inc.	3.2%
Dollar Tree, Inc.	3.0%
Littelfuse, Inc.	2.8%
The Middleby Corp.	2.8%
Regal Rexnord Corp.	2.7%
L3Harris Technologies, Inc.	2.7%
Expand Energy Corp.	2.7%

Top Sectors*	(%)
Industrials	21.4%
Financials	14.5%
Real Estate	10.3%
Consumer Discretionary	9.6%
Health Care	8.7%
Utilities	7.7%
Information Technology	7.5%
Consumer Staples	6.8%
Energy	6.5%
Cash & Other	7.0%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Carillon Chartwell Mid Cap Value Fund	PAGE 2	TSR-AR-14214M385

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Mid Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Mid Cap Value Fund	PAGE 3	TSR-AR-14214M385

Carillon Chartwell Mid Cap Value Fund
Class I | BERCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2024, mid cap value stocks, represented by the Russell Midcap® Value Index, trailed the broader equity market, represented by the Russell 3000® Index. Enthusiasm for generative artificial intelligence disproportionately benefited growth stocks, particularly large cap growth stocks. Also, a surge in interest rates in the fourth quarter pressured shares of small and mid-sized companies due to a general perception that they are more sensitive to changes in borrowing costs.
• The primary driver of the fund’s underperformance relative to the Russell 3000® Index was its focus on mid cap value stocks and its resulting lack of exposure to growth stocks, particularly large cap growth stocks.
• The primary driver of the fund’s performance relative to the Russell Midcap® Value Index was its unfavorable sector allocation, partially offset by positive stock selection.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	11.45	5.21	6.09
Russell 3000® Index	23.81	13.86	12.55
Russell Midcap® Value Index	13.07	8.59	8.10
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Carillon Chartwell Mid Cap Value Fund	PAGE 1	TSR-AR-16140T301

1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$23,147,689
Number of Holdings	43
Net Advisory Fee	$49,199
Portfolio Turnover	51%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Expedia Group, Inc.	3.5%
Gates Industrial Corp. PLC	3.4%
The Hanover Insurance Group, Inc.	3.3%
CAE, Inc.	3.2%
Dollar Tree, Inc.	3.0%
Littelfuse, Inc.	2.8%
The Middleby Corp.	2.8%
Regal Rexnord Corp.	2.7%
L3Harris Technologies, Inc.	2.7%
Expand Energy Corp.	2.7%

Top Sectors*	(%)
Industrials	21.4%
Financials	14.5%
Real Estate	10.3%
Consumer Discretionary	9.6%
Health Care	8.7%
Utilities	7.7%
Information Technology	7.5%
Consumer Staples	6.8%
Energy	6.5%
Cash & Other	7.0%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Carillon Chartwell Mid Cap Value Fund	PAGE 2	TSR-AR-16140T301

Other Material Fund Changes:
Effective April 26, 2024, Class Chartwell shares were redesignated as Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Mid Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Mid Cap Value Fund	PAGE 3	TSR-AR-16140T301

Carillon Chartwell Mid Cap Value Fund
Class R-6 | BERDX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$57*	0.80%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2024, mid cap value stocks, represented by the Russell Midcap® Value Index, trailed the broader equity market, represented by the Russell 3000® Index. Enthusiasm for generative artificial intelligence disproportionately benefited growth stocks, particularly large cap growth stocks. Also, a surge in interest rates in the fourth quarter pressured shares of small and mid-sized companies due to a general perception that they are more sensitive to changes in borrowing costs.
• The primary driver of the fund’s underperformance relative to the Russell 3000® Index was its focus on mid cap value stocks and its resulting lack of exposure to growth stocks, particularly large cap growth stocks.
• The primary driver of the fund’s performance relative to the Russell Midcap® Value Index was its unfavorable sector allocation, partially offset by positive stock selection.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Carillon Chartwell Mid Cap Value Fund	PAGE 1	TSR-AR-14214M377

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class R-6 (without sales charge)	9.23
Russell 3000® Index	16.19
Russell Midcap® Value Index	9.17
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$23,147,689
Number of Holdings	43
Net Advisory Fee	$49,199
Portfolio Turnover	51%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Expedia Group, Inc.	3.5%
Gates Industrial Corp. PLC	3.4%
The Hanover Insurance Group, Inc.	3.3%
CAE, Inc.	3.2%
Dollar Tree, Inc.	3.0%
Littelfuse, Inc.	2.8%
The Middleby Corp.	2.8%
Regal Rexnord Corp.	2.7%
L3Harris Technologies, Inc.	2.7%
Expand Energy Corp.	2.7%

Top Sectors*	(%)
Industrials	21.4%
Financials	14.5%
Real Estate	10.3%
Consumer Discretionary	9.6%
Health Care	8.7%
Utilities	7.7%
Information Technology	7.5%
Consumer Staples	6.8%
Energy	6.5%
Cash & Other	7.0%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Mid Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Mid Cap Value Fund	PAGE 2	TSR-AR-14214M377

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Mid Cap Value Fund	PAGE 3	TSR-AR-14214M377

Carillon Chartwell Small Cap Growth Fund
Class A | CWSAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101*	1.35%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy broadly had strong performance, outperforming the Russell 2000® Growth Index. Small cap stocks had solid returns in 2024, but growth stocks led the way with even higher returns. Within the portfolio, the Healthcare and Industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the Consumer Staples and Real Estate sectors had a modest negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. One theme that continues to be a focus is the accelerating rate of capital expenditures in data centers. This is driving strong returns for companies that are working with the major hyperscalers in this data center buildout. Additionally, the AI spending cycle has broadened out over this past year; while the primary beneficiaries in 2023 were the GPU chip manufacturers, hyperscalers are now investing in optical networking for connectivity in the data centers. Another secular theme that has emerged is the growing adoption of genetic diagnostics as standard of care in identifying and treating many diseases. The fund has benefited from strong returns resulting from investments in the leaders in this segment. There continues to be opportunities for growth in this industry.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Chartwell Small Cap Growth Fund	PAGE 1	TSR-AR-14214M369

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class A (without sales charge)	20.88
Class A (with sales charge)	15.14
Russell 3000® Index	16.19
Russell 2000® Growth Index	14.47
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$31,472,415
Number of Holdings	89
Net Advisory Fee	$0
Portfolio Turnover	60%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
FTAI Aviation Ltd.	4.0%
Natera, Inc.	3.3%
Merit Medical Systems, Inc.	3.2%
MACOM Technology Solutions Holdings, Inc.	2.6%
GeneDx Holdings Corp.	2.6%
Comfort Systems USA, Inc.	2.5%
Modine Manufacturing Co.	2.3%
Applied Industrial Technologies, Inc.	2.0%
Primoris Services Corp.	1.9%
Lantheus Holdings, Inc.	1.8%

Top Sectors*	(%)
Health Care	23.7%
Industrials	23.6%
Information Technology	19.6%
Consumer Discretionary	9.6%
Financials	8.6%
Energy	4.9%
Real Estate	1.8%
Consumer Staples	1.4%
Communication Services	1.3%
Cash & Other	5.5%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Shareholder Fees (fees paid directly from your investment).
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreases of 0.15% in the investment advisory and subadvisory fee rate for the Carillon Chartwell Small Cap Growth Fund, and the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. These changes went into effect as of January 18, 2025.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented, and the Fund’s next prospectus, which we expect to be available no later than May 1, 2025, which are or will be available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Carillon Chartwell Small Cap Growth Fund	PAGE 2	TSR-AR-14214M369

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Growth Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Growth Fund	PAGE 3	TSR-AR-14214M369

Carillon Chartwell Small Cap Growth Fund
Class C | CWSBX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157*	2.10%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy broadly had strong performance, outperforming the Russell 2000® Growth Index. Small cap stocks had solid returns in 2024, but growth stocks led the way with even higher returns. Within the portfolio, the Healthcare and Industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the Consumer Staples and Real Estate sectors had a modest negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. One theme that continues to be a focus is the accelerating rate of capital expenditures in data centers. This is driving strong returns for companies that are working with the major hyperscalers in this data center buildout. Additionally, the AI spending cycle has broadened out over this past year; while the primary beneficiaries in 2023 were the GPU chip manufacturers, hyperscalers are now investing in optical networking for connectivity in the data centers. Another secular theme that has emerged is the growing adoption of genetic diagnostics as standard of care in identifying and treating many diseases. The fund has benefited from strong returns resulting from investments in the leaders in this segment. There continues to be opportunities for growth in this industry.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Chartwell Small Cap Growth Fund	PAGE 1	TSR-AR-14214M351

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class C (without sales charge)	20.30
Class C (with sales charge)	19.30
Russell 3000® Index	16.19
Russell 2000® Growth Index	14.47
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$31,472,415
Number of Holdings	89
Net Advisory Fee	$0
Portfolio Turnover	60%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
FTAI Aviation Ltd.	4.0%
Natera, Inc.	3.3%
Merit Medical Systems, Inc.	3.2%
MACOM Technology Solutions Holdings, Inc.	2.6%
GeneDx Holdings Corp.	2.6%
Comfort Systems USA, Inc.	2.5%
Modine Manufacturing Co.	2.3%
Applied Industrial Technologies, Inc.	2.0%
Primoris Services Corp.	1.9%
Lantheus Holdings, Inc.	1.8%

Top Sectors*	(%)
Health Care	23.7%
Industrials	23.6%
Information Technology	19.6%
Consumer Discretionary	9.6%
Financials	8.6%
Energy	4.9%
Real Estate	1.8%
Consumer Staples	1.4%
Communication Services	1.3%
Cash & Other	5.5%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Shareholder Fees (fees paid directly from your investment).
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreases of 0.15% in the investment advisory and subadvisory fee rate for the Carillon Chartwell Small Cap Growth Fund, and the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. These changes went into effect as of January 18, 2025.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented, and the Fund’s next prospectus, which we expect to be available no later than May 1, 2025, which are or will be available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Carillon Chartwell Small Cap Growth Fund	PAGE 2	TSR-AR-14214M351

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Growth Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Growth Fund	PAGE 3	TSR-AR-14214M351

Carillon Chartwell Small Cap Growth Fund
Class I | CWSGX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$124	1.05%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy broadly had strong performance, outperforming the Russell 2000® Growth Index. Small cap stocks had solid returns in 2024, but growth stocks led the way with even higher returns. Within the portfolio, the Healthcare and Industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the Consumer Staples and Real Estate sectors had a modest negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. One theme that continues to be a focus is the accelerating rate of capital expenditures in data centers. This is driving strong returns for companies that are working with the major hyperscalers in this data center buildout. Additionally, the AI spending cycle has broadened out over this past year; while the primary beneficiaries in 2023 were the GPU chip manufacturers, hyperscalers are now investing in optical networking for connectivity in the data centers. Another secular theme that has emerged is the growing adoption of genetic diagnostics as standard of care in identifying and treating many diseases. The fund has benefited from strong returns resulting from investments in the leaders in this segment. There continues to be opportunities for growth in this industry.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Chartwell Small Cap Growth Fund	PAGE 1	TSR-AR-16140T608

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/16/2017)
Class I (without sales charge)	36.02	13.82	12.84
Russell 3000® Index	23.81	13.86	13.71
Russell 2000® Growth Index	15.15	6.86	8.31
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$31,472,415
Number of Holdings	89
Net Advisory Fee	$0
Portfolio Turnover	60%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
FTAI Aviation Ltd.	4.0%
Natera, Inc.	3.3%
Merit Medical Systems, Inc.	3.2%
MACOM Technology Solutions Holdings, Inc.	2.6%
GeneDx Holdings Corp.	2.6%
Comfort Systems USA, Inc.	2.5%
Modine Manufacturing Co.	2.3%
Applied Industrial Technologies, Inc.	2.0%
Primoris Services Corp.	1.9%
Lantheus Holdings, Inc.	1.8%

Top Sectors*	(%)
Health Care	23.7%
Industrials	23.6%
Information Technology	19.6%
Consumer Discretionary	9.6%
Financials	8.6%
Energy	4.9%
Real Estate	1.8%
Consumer Staples	1.4%
Communication Services	1.3%
Cash & Other	5.5%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Shareholder Fees (fees paid directly from your investment).
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreases of 0.15% in the investment advisory and subadvisory fee rate for the Carillon Chartwell Small Cap Growth Fund, and the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. These changes went into effect as of January 18, 2025.
Other Material Fund Changes:
Effective April 26, 2024, Class Chartwell shares were redesignated as Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented, and the Fund’s next prospectus, which we expect to be available no later than May 1, 2025, which are or will be available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Carillon Chartwell Small Cap Growth Fund	PAGE 2	TSR-AR-16140T608

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Growth Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Growth Fund	PAGE 3	TSR-AR-16140T608

Carillon Chartwell Small Cap Growth Fund
Class R-6 | CWSRX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$71*	0.95%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund’s strategy broadly had strong performance, outperforming the Russell 2000® Growth Index. Small cap stocks had solid returns in 2024, but growth stocks led the way with even higher returns. Within the portfolio, the Healthcare and Industrials sectors had the most significant outperformance, with strong stock selection generating notable alpha. Conversely, the performance of the Consumer Staples and Real Estate sectors had a modest negative impact.
• For the year, companies benefiting from strong secular themes were identified, leading to strong stock performance. One theme that continues to be a focus is the accelerating rate of capital expenditures in data centers. This is driving strong returns for companies that are working with the major hyperscalers in this data center buildout. Additionally, the AI spending cycle has broadened out over this past year; while the primary beneficiaries in 2023 were the GPU chip manufacturers, hyperscalers are now investing in optical networking for connectivity in the data centers. Another secular theme that has emerged is the growing adoption of genetic diagnostics as standard of care in identifying and treating many diseases. The fund has benefited from strong returns resulting from investments in the leaders in this segment. There continues to be opportunities for growth in this industry.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Carillon Chartwell Small Cap Growth Fund	PAGE 1	TSR-AR-14214M344

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class R-6 (without sales charge)	21.23
Russell 3000® Index	16.19
Russell 2000® Growth Index	14.47
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$31,472,415
Number of Holdings	89
Net Advisory Fee	$0
Portfolio Turnover	60%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
FTAI Aviation Ltd.	4.0%
Natera, Inc.	3.3%
Merit Medical Systems, Inc.	3.2%
MACOM Technology Solutions Holdings, Inc.	2.6%
GeneDx Holdings Corp.	2.6%
Comfort Systems USA, Inc.	2.5%
Modine Manufacturing Co.	2.3%
Applied Industrial Technologies, Inc.	2.0%
Primoris Services Corp.	1.9%
Lantheus Holdings, Inc.	1.8%

Top Sectors*	(%)
Health Care	23.7%
Industrials	23.6%
Information Technology	19.6%
Consumer Discretionary	9.6%
Financials	8.6%
Energy	4.9%
Real Estate	1.8%
Consumer Staples	1.4%
Communication Services	1.3%
Cash & Other	5.5%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Shareholder Fees (fees paid directly from your investment).
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved decreases of 0.15% in the investment advisory and subadvisory fee rate for the Carillon Chartwell Small Cap Growth Fund, and the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. These changes went into effect as of January 18, 2025.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented, and the Fund’s next prospectus, which we expect to be available no later than May 1, 2025, which are or will be available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Growth Fund (the “Fund”), in connection with a decision by the Board of Trustees of
Carillon Chartwell Small Cap Growth Fund	PAGE 2	TSR-AR-14214M344

Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Growth Fund	PAGE 3	TSR-AR-14214M344

Carillon Chartwell Small Cap Value Fund
Class A | CWSCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97*	1.35%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2024, small cap value stocks, represented by the Russell 2000® Value Index, trailed the broader equity market, represented by the Russell 3000® Index. Enthusiasm for generative artificial intelligence disproportionately benefited growth stocks, particularly large cap growth stocks. Also, a surge in interest rates in the fourth quarter pressured shares of small and mid-sized companies due to a general perception that they are more sensitive to changes in borrowing costs.
• The primary driver of the fund’s underperformance relative to the Russell 3000® Index was its focus on small cap value stocks and its resulting lack of exposure to growth stocks, particularly large cap growth stocks.
• The primary driver of the fund’s outperformance relative to the Russell 2000® Value Index was stock selection, led by its holdings in the industrials, energy, and communication services sectors.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Chartwell Small Cap Value Fund	PAGE 1	TSR-AR-14214M336

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class A (without sales charge)	12.16
Class A (with sales charge)	6.84
Russell 3000® Index	16.19
Russell 2000® Value Index	10.47
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$76,297,764
Number of Holdings	74
Net Advisory Fee	$558,976
Portfolio Turnover	44%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
TXNM Energy, Inc.	2.4%
Methanex Corp.	2.4%
Kemper Corp.	2.2%
Old National Bancorp	2.2%
Columbus McKinnon Corp.	2.1%
Cushman & Wakefield PLC	2.0%
John Bean Technologies Corp.	1.9%
Minerals Technologies, Inc.	1.9%
Patterson Cos., Inc.	1.8%
EnPro, Inc.	1.8%

Top Sectors*	(%)
Financials	24.7%
Industrials	17.8%
Real Estate	10.8%
Materials	8.2%
Consumer Discretionary	8.1%
Information Technology	8.0%
Energy	6.1%
Consumer Staples	6.0%
Health Care	5.2%
Cash & Other	5.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Value Fund	PAGE 2	TSR-AR-14214M336

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Value Fund	PAGE 3	TSR-AR-14214M336

Carillon Chartwell Small Cap Value Fund
Class C | CWSHX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151*	2.10%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2024, small cap value stocks, represented by the Russell 2000® Value Index, trailed the broader equity market, represented by the Russell 3000® Index. Enthusiasm for generative artificial intelligence disproportionately benefited growth stocks, particularly large cap growth stocks. Also, a surge in interest rates in the fourth quarter pressured shares of small and mid-sized companies due to a general perception that they are more sensitive to changes in borrowing costs.
• The primary driver of the fund’s underperformance relative to the Russell 3000® Index was its focus on small cap value stocks and its resulting lack of exposure to growth stocks, particularly large cap growth stocks.
• The primary driver of the fund’s outperformance relative to the Russell 2000® Value Index was stock selection, led by its holdings in the industrials, energy, and communication services sectors.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Chartwell Small Cap Value Fund	PAGE 1	TSR-AR-14214M328

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class C (without sales charge)	11.60
Class C (with sales charge)	10.81
Russell 3000® Index	16.19
Russell 2000® Value Index	10.47
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$76,297,764
Number of Holdings	74
Net Advisory Fee	$558,976
Portfolio Turnover	44%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
TXNM Energy, Inc.	2.4%
Methanex Corp.	2.4%
Kemper Corp.	2.2%
Old National Bancorp	2.2%
Columbus McKinnon Corp.	2.1%
Cushman & Wakefield PLC	2.0%
John Bean Technologies Corp.	1.9%
Minerals Technologies, Inc.	1.9%
Patterson Cos., Inc.	1.8%
EnPro, Inc.	1.8%

Top Sectors*	(%)
Financials	24.7%
Industrials	17.8%
Real Estate	10.8%
Materials	8.2%
Consumer Discretionary	8.1%
Information Technology	8.0%
Energy	6.1%
Consumer Staples	6.0%
Health Care	5.2%
Cash & Other	5.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Value Fund	PAGE 2	TSR-AR-14214M328

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Value Fund	PAGE 3	TSR-AR-14214M328

Carillon Chartwell Small Cap Value Fund
Class I | CWSIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$111	1.05%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2024, small cap value stocks, represented by the Russell 2000® Value Index, trailed the broader equity market, represented by the Russell 3000® Index. Enthusiasm for generative artificial intelligence disproportionately benefited growth stocks, particularly large cap growth stocks. Also, a surge in interest rates in the fourth quarter pressured shares of small and mid-sized companies due to a general perception that they are more sensitive to changes in borrowing costs.
• The primary driver of the fund’s underperformance relative to the Russell 3000® Index was its focus on small cap value stocks and its resulting lack of exposure to growth stocks, particularly large cap growth stocks.
• The primary driver of the fund’s outperformance relative to the Russell 2000® Value Index was stock selection, led by its holdings in the industrials, energy, and communication services sectors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	11.25	5.79	6.28
Russell 3000® Index	23.81	13.86	12.55
Russell 2000® Value Index	8.05	7.29	7.14
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Carillon Chartwell Small Cap Value Fund	PAGE 1	TSR-AR-16140T509

1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$76,297,764
Number of Holdings	74
Net Advisory Fee	$558,976
Portfolio Turnover	44%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
TXNM Energy, Inc.	2.4%
Methanex Corp.	2.4%
Kemper Corp.	2.2%
Old National Bancorp	2.2%
Columbus McKinnon Corp.	2.1%
Cushman & Wakefield PLC	2.0%
John Bean Technologies Corp.	1.9%
Minerals Technologies, Inc.	1.9%
Patterson Cos., Inc.	1.8%
EnPro, Inc.	1.8%

Top Sectors*	(%)
Financials	24.7%
Industrials	17.8%
Real Estate	10.8%
Materials	8.2%
Consumer Discretionary	8.1%
Information Technology	8.0%
Energy	6.1%
Consumer Staples	6.0%
Health Care	5.2%
Cash & Other	5.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Other Material Fund Changes:
Effective April 26, 2024, Class Chartwell shares were redesignated as Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Value Fund	PAGE 2	TSR-AR-16140T509

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Value Fund	PAGE 3	TSR-AR-16140T509

Carillon Chartwell Small Cap Value Fund
Class R-6 | CWSWX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$69*	0.95%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• During the year ending December 31, 2024, small cap value stocks, represented by the Russell 2000® Value Index, trailed the broader equity market, represented by the Russell 3000® Index. Enthusiasm for generative artificial intelligence disproportionately benefited growth stocks, particularly large cap growth stocks. Also, a surge in interest rates in the fourth quarter pressured shares of small and mid-sized companies due to a general perception that they are more sensitive to changes in borrowing costs.
• The primary driver of the fund’s underperformance relative to the Russell 3000® Index was its focus on small cap value stocks and its resulting lack of exposure to growth stocks, particularly large cap growth stocks.
• The primary driver of the fund’s outperformance relative to the Russell 2000® Value Index was stock selection, led by its holdings in the industrials, energy, and communication services sectors.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Carillon Chartwell Small Cap Value Fund	PAGE 1	TSR-AR-14214M310

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class R-6 (without sales charge)	12.45
Russell 3000® Index	16.19
Russell 2000® Value Index	10.47
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$76,297,764
Number of Holdings	74
Net Advisory Fee	$558,976
Portfolio Turnover	44%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
TXNM Energy, Inc.	2.4%
Methanex Corp.	2.4%
Kemper Corp.	2.2%
Old National Bancorp	2.2%
Columbus McKinnon Corp.	2.1%
Cushman & Wakefield PLC	2.0%
John Bean Technologies Corp.	1.9%
Minerals Technologies, Inc.	1.9%
Patterson Cos., Inc.	1.8%
EnPro, Inc.	1.8%

Top Sectors*	(%)
Financials	24.7%
Industrials	17.8%
Real Estate	10.8%
Materials	8.2%
Consumer Discretionary	8.1%
Information Technology	8.0%
Energy	6.1%
Consumer Staples	6.0%
Health Care	5.2%
Cash & Other	5.1%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Small Cap Value Fund	PAGE 2	TSR-AR-14214M310

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Value Fund	PAGE 3	TSR-AR-14214M310

Carillon ClariVest Capital Appreciation Fund
Class A | HRCPX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Ongoing optimism around artificial intelligence and future pro-growth policy saw the Russell 1000® Growth Index rise by 7.07% in the fourth quarter, far outpacing the Russell 1000® Value Index’s 2.00% decline. This was largely the story all year as the Russell 1000® Growth Index rose 33.35% in 2024 versus the Russell 1000® Value Index still-impressive 14.25% gain.
• The Russell 1000® Growth Index returns were again dominated by the “Magnificent 7” mega-cap growth stocks, but in 2024 there was more differentiation in returns among the Magnificent 7. The fund gained outperformance by selection within the Magnificent 7, as well as from stocks outside of the Magnificent 7.
• From a sector perspective, stock selection in industrials and information technology contributed the most to the fund’s performance relative to its benchmark. An underweight to real estate also helped.
• Conversely, stock selection in health care as well as an underweight to consumer discretionary and an overweight to health care detracted from the fund’s relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon ClariVest Capital Appreciation Fund	PAGE 1	TSR-AR-14214L106

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	35.36	17.69	15.05
Class A (with sales charge)	28.92	16.55	14.49
S&P 500® Index	25.02	14.53	13.10
Russell 1000® Growth Index	33.36	18.96	16.78
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$482,811,612
Number of Holdings	67
Net Advisory Fee	$2,172,900
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Apple, Inc.	11.6%
NVIDIA Corp.	11.6%
Microsoft Corp.	10.5%
Alphabet, Inc.	6.0%
Amazon.com, Inc.	6.0%
Meta Platforms, Inc.	5.1%
Broadcom, Inc.	3.1%
Eli Lilly & Co.	2.5%
Tesla, Inc.	2.4%
Visa, Inc.	2.0%

Top Sectors*	(%)
Information Technology	48.2%
Communication Services	13.8%
Consumer Discretionary	10.8%
Financials	9.5%
Health Care	7.9%
Industrials	5.5%
Consumer Staples	4.1%
Cash & Other	0.2%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective April 2024, Amanda Freeman, CFA® became co-portfolio manager for the Fund.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class Y shares were combined with Class A shares. Front-end sales load will be waived for new purchases of Class A shares by former Class Y shareholders.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Carillon ClariVest Capital Appreciation Fund	PAGE 2	TSR-AR-14214L106

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest Capital Appreciation Fund	PAGE 3	TSR-AR-14214L106

Carillon ClariVest Capital Appreciation Fund
Class C | HRCCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Ongoing optimism around artificial intelligence and future pro-growth policy saw the Russell 1000® Growth Index rise by 7.07% in the fourth quarter, far outpacing the Russell 1000® Value Index’s 2.00% decline. This was largely the story all year as the Russell 1000® Growth Index rose 33.35% in 2024 versus the Russell 1000® Value Index still-impressive 14.25% gain.
• The Russell 1000® Growth Index returns were again dominated by the “Magnificent 7” mega-cap growth stocks, but in 2024 there was more differentiation in returns among the Magnificent 7. The fund gained outperformance by selection within the Magnificent 7, as well as from stocks outside of the Magnificent 7.
• From a sector perspective, stock selection in industrials and information technology contributed the most to the fund’s performance relative to its benchmark. An underweight to real estate also helped.
• Conversely, stock selection in health care as well as an underweight to consumer discretionary and an overweight to health care detracted from the fund’s relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon ClariVest Capital Appreciation Fund	PAGE 1	TSR-AR-14214L205

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	34.39	16.82	14.18
Class C (with sales charge)	34.39	16.82	14.18
S&P 500® Index	25.02	14.53	13.10
Russell 1000® Growth Index	33.36	18.96	16.78
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$482,811,612
Number of Holdings	67
Net Advisory Fee	$2,172,900
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Apple, Inc.	11.6%
NVIDIA Corp.	11.6%
Microsoft Corp.	10.5%
Alphabet, Inc.	6.0%
Amazon.com, Inc.	6.0%
Meta Platforms, Inc.	5.1%
Broadcom, Inc.	3.1%
Eli Lilly & Co.	2.5%
Tesla, Inc.	2.4%
Visa, Inc.	2.0%

Top Sectors*	(%)
Information Technology	48.2%
Communication Services	13.8%
Consumer Discretionary	10.8%
Financials	9.5%
Health Care	7.9%
Industrials	5.5%
Consumer Staples	4.1%
Cash & Other	0.2%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective April 2024, Amanda Freeman, CFA® became co-portfolio manager for the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest Capital Appreciation Fund	PAGE 2	TSR-AR-14214L205

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest Capital Appreciation Fund	PAGE 3	TSR-AR-14214L205

Carillon ClariVest Capital Appreciation Fund
Class I | HRCIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Ongoing optimism around artificial intelligence and future pro-growth policy saw the Russell 1000® Growth Index rise by 7.07% in the fourth quarter, far outpacing the Russell 1000® Value Index’s 2.00% decline. This was largely the story all year as the Russell 1000® Growth Index rose 33.35% in 2024 versus the Russell 1000® Value Index still-impressive 14.25% gain.
• The Russell 1000® Growth Index returns were again dominated by the “Magnificent 7” mega-cap growth stocks, but in 2024 there was more differentiation in returns among the Magnificent 7. The fund gained outperformance by selection within the Magnificent 7, as well as from stocks outside of the Magnificent 7.
• From a sector perspective, stock selection in industrials and information technology contributed the most to the fund’s performance relative to its benchmark. An underweight to real estate also helped.
• Conversely, stock selection in health care as well as an underweight to consumer discretionary and an overweight to health care detracted from the fund’s relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	35.76	18.05	15.40
S&P 500® Index	25.02	14.53	13.10
Russell 1000® Growth Index	33.36	18.96	16.78
Carillon ClariVest Capital Appreciation Fund	PAGE 1	TSR-AR-14214L304

Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$482,811,612
Number of Holdings	67
Net Advisory Fee	$2,172,900
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Apple, Inc.	11.6%
NVIDIA Corp.	11.6%
Microsoft Corp.	10.5%
Alphabet, Inc.	6.0%
Amazon.com, Inc.	6.0%
Meta Platforms, Inc.	5.1%
Broadcom, Inc.	3.1%
Eli Lilly & Co.	2.5%
Tesla, Inc.	2.4%
Visa, Inc.	2.0%

Top Sectors*	(%)
Information Technology	48.2%
Communication Services	13.8%
Consumer Discretionary	10.8%
Financials	9.5%
Health Care	7.9%
Industrials	5.5%
Consumer Staples	4.1%
Cash & Other	0.2%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective April 2024, Amanda Freeman, CFA® became co-portfolio manager for the Fund.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class R-3 and R-5 shares were combined with Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest Capital Appreciation Fund	PAGE 2	TSR-AR-14214L304

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest Capital Appreciation Fund	PAGE 3	TSR-AR-14214L304

Carillon ClariVest Capital Appreciation Fund
Class R-6 | HRCUX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$71	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Ongoing optimism around artificial intelligence and future pro-growth policy saw the Russell 1000® Growth Index rise by 7.07% in the fourth quarter, far outpacing the Russell 1000® Value Index’s 2.00% decline. This was largely the story all year as the Russell 1000® Growth Index rose 33.35% in 2024 versus the Russell 1000® Value Index still-impressive 14.25% gain.
• The Russell 1000® Growth Index returns were again dominated by the “Magnificent 7” mega-cap growth stocks, but in 2024 there was more differentiation in returns among the Magnificent 7. The fund gained outperformance by selection within the Magnificent 7, as well as from stocks outside of the Magnificent 7.
• From a sector perspective, stock selection in industrials and information technology contributed the most to the fund’s performance relative to its benchmark. An underweight to real estate also helped.
• Conversely, stock selection in health care as well as an underweight to consumer discretionary and an overweight to health care detracted from the fund’s relative performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Carillon ClariVest Capital Appreciation Fund	PAGE 1	TSR-AR-14214L601

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2015)
Class R-6 (without sales charge)	35.90	18.24	15.53
S&P 500® Index	25.02	14.53	13.57
Russell 1000® Growth Index	33.36	18.96	17.00
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$482,811,612
Number of Holdings	67
Net Advisory Fee	$2,172,900
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Apple, Inc.	11.6%
NVIDIA Corp.	11.6%
Microsoft Corp.	10.5%
Alphabet, Inc.	6.0%
Amazon.com, Inc.	6.0%
Meta Platforms, Inc.	5.1%
Broadcom, Inc.	3.1%
Eli Lilly & Co.	2.5%
Tesla, Inc.	2.4%
Visa, Inc.	2.0%

Top Sectors*	(%)
Information Technology	48.2%
Communication Services	13.8%
Consumer Discretionary	10.8%
Financials	9.5%
Health Care	7.9%
Industrials	5.5%
Consumer Staples	4.1%
Cash & Other	0.2%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective April 2024, Amanda Freeman, CFA® became co-portfolio manager for the Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon ClariVest Capital Appreciation Fund	PAGE 2	TSR-AR-14214L601

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest Capital Appreciation Fund	PAGE 3	TSR-AR-14214L601

Carillon ClariVest International Stock Fund
Class A | EISAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• International stocks delivered a positive return for the 12-months ending December 31, 2024. Markets across the globe benefited from resilient economic growth, moderating inflation, and a shift toward monetary easing by many central banks.
• From a country perspective, stock selection in the United Kingdom and an overweight to Taiwan contributed the most to the fund’s performance versus its benchmark.
• On the other hand, stock selection in Spain and an underweight to Malaysia detracted the most from the fund’s relative performance.
• From a sector perspective, stock selection in Financials and an underweight to Materials contributed the most to the fund’s performance relative to its benchmark.
• Conversely, stock selection in Energy as well as an underweight to Financials detracted the most from the fund’s relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	14.54	7.74	6.23
Class A (with sales charge)	9.10	6.70	5.71
MSCI ACWI ex-US Index	5.53	4.10	4.80
Carillon ClariVest International Stock Fund	PAGE 1	TSR-AR-14214L825

Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$523,547,019
Number of Holdings	149
Net Advisory Fee	$2,911,306
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
iShares MSCI India Exchange Traded Fund	3.4%
3i Group PLC	1.8%
Trip.com Group Ltd.	1.7%
KDDI Corp.	1.7%
SAP SE	1.6%
Novartis AG	1.4%
Teva Pharmaceutical Industries Ltd.	1.3%
Royal Bank of Canada	1.3%
Barclays PLC	1.3%

Top Ten Countries	(%)
Japan	16.9%
United Kingdom	12.5%
Taiwan	9.2%
Canada	8.7%
China	6.6%
France	6.0%
Germany	5.6%
India	4.1%
Singapore	3.9%
Cash & Other	26.5%

Top Sectors*	(%)
Financials	21.6%
Information Technology	16.7%
Industrials	12.2%
Consumer Discretionary	10.1%
Health Care	8.8%
Consumer Staples	7.0%
Communication Services	5.0%
Materials	3.8%
Utilities	2.6%
Cash & Other	12.2%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class Y shares were combined with Class A shares. Front-end sales load will be waived for new purchases of Class A shares by former Class Y shareholders.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest International Stock Fund	PAGE 2	TSR-AR-14214L825

Carillon ClariVest International Stock Fund
Class C | EISDX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	1.97%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• International stocks delivered a positive return for the 12-months ending December 31, 2024. Markets across the globe benefited from resilient economic growth, moderating inflation, and a shift toward monetary easing by many central banks.
• From a country perspective, stock selection in the United Kingdom and an overweight to Taiwan contributed the most to the fund’s performance versus its benchmark.
• On the other hand, stock selection in Spain and an underweight to Malaysia detracted the most from the fund’s relative performance.
• From a sector perspective, stock selection in Financials and an underweight to Materials contributed the most to the fund’s performance relative to its benchmark.
• Conversely, stock selection in Energy as well as an underweight to Financials detracted the most from the fund’s relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	13.71	6.95	5.43
Class C (with sales charge)	13.71	6.95	5.43
MSCI ACWI ex-US Index	5.53	4.10	4.80
Carillon ClariVest International Stock Fund	PAGE 1	TSR-AR-14214L817

Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$523,547,019
Number of Holdings	149
Net Advisory Fee	$2,911,306
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
iShares MSCI India Exchange Traded Fund	3.4%
3i Group PLC	1.8%
Trip.com Group Ltd.	1.7%
KDDI Corp.	1.7%
SAP SE	1.6%
Novartis AG	1.4%
Teva Pharmaceutical Industries Ltd.	1.3%
Royal Bank of Canada	1.3%
Barclays PLC	1.3%

Top Ten Countries	(%)
Japan	16.9%
United Kingdom	12.5%
Taiwan	9.2%
Canada	8.7%
China	6.6%
France	6.0%
Germany	5.6%
India	4.1%
Singapore	3.9%
Cash & Other	26.5%

Top Sectors*	(%)
Financials	21.6%
Information Technology	16.7%
Industrials	12.2%
Consumer Discretionary	10.1%
Health Care	8.8%
Consumer Staples	7.0%
Communication Services	5.0%
Materials	3.8%
Utilities	2.6%
Cash & Other	12.2%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest International Stock Fund	PAGE 2	TSR-AR-14214L817

Carillon ClariVest International Stock Fund
Class I | EISIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.95%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• International stocks delivered a positive return for the 12-months ending December 31, 2024. Markets across the globe benefited from resilient economic growth, moderating inflation, and a shift toward monetary easing by many central banks.
• From a country perspective, stock selection in the United Kingdom and an overweight to Taiwan contributed the most to the fund’s performance versus its benchmark.
• On the other hand, stock selection in Spain and an underweight to Malaysia detracted the most from the fund’s relative performance.
• From a sector perspective, stock selection in Financials and an underweight to Materials contributed the most to the fund’s performance relative to its benchmark.
• Conversely, stock selection in Energy as well as an underweight to Financials detracted the most from the fund’s relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	14.89	8.07	6.59
MSCI ACWI ex-US Index	5.53	4.10	4.80
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Carillon ClariVest International Stock Fund	PAGE 1	TSR-AR-14214L791

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$523,547,019
Number of Holdings	149
Net Advisory Fee	$2,911,306
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
iShares MSCI India Exchange Traded Fund	3.4%
3i Group PLC	1.8%
Trip.com Group Ltd.	1.7%
KDDI Corp.	1.7%
SAP SE	1.6%
Novartis AG	1.4%
Teva Pharmaceutical Industries Ltd.	1.3%
Royal Bank of Canada	1.3%
Barclays PLC	1.3%

Top Ten Countries	(%)
Japan	16.9%
United Kingdom	12.5%
Taiwan	9.2%
Canada	8.7%
China	6.6%
France	6.0%
Germany	5.6%
India	4.1%
Singapore	3.9%
Cash & Other	26.5%

Top Sectors*	(%)
Financials	21.6%
Information Technology	16.7%
Industrials	12.2%
Consumer Discretionary	10.1%
Health Care	8.8%
Consumer Staples	7.0%
Communication Services	5.0%
Materials	3.8%
Utilities	2.6%
Cash & Other	12.2%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class R-3 and R-5 shares were combined with Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest International Stock Fund	PAGE 2	TSR-AR-14214L791

Carillon ClariVest International Stock Fund
Class R-6 | EISVX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$91	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• International stocks delivered a positive return for the 12-months ending December 31, 2024. Markets across the globe benefited from resilient economic growth, moderating inflation, and a shift toward monetary easing by many central banks.
• From a country perspective, stock selection in the United Kingdom and an overweight to Taiwan contributed the most to the fund’s performance versus its benchmark.
• On the other hand, stock selection in Spain and an underweight to Malaysia detracted the most from the fund’s relative performance.
• From a sector perspective, stock selection in Financials and an underweight to Materials contributed the most to the fund’s performance relative to its benchmark.
• Conversely, stock selection in Energy as well as an underweight to Financials detracted the most from the fund’s relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R-6 (without sales charge)	15.00	8.11	6.67
MSCI ACWI ex-US Index	5.53	4.10	4.80
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Carillon ClariVest International Stock Fund	PAGE 1	TSR-AR-14214L767

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$523,547,019
Number of Holdings	149
Net Advisory Fee	$2,911,306
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
iShares MSCI India Exchange Traded Fund	3.4%
3i Group PLC	1.8%
Trip.com Group Ltd.	1.7%
KDDI Corp.	1.7%
SAP SE	1.6%
Novartis AG	1.4%
Teva Pharmaceutical Industries Ltd.	1.3%
Royal Bank of Canada	1.3%
Barclays PLC	1.3%

Top Ten Countries	(%)
Japan	16.9%
United Kingdom	12.5%
Taiwan	9.2%
Canada	8.7%
China	6.6%
France	6.0%
Germany	5.6%
India	4.1%
Singapore	3.9%
Cash & Other	26.5%

Top Sectors*	(%)
Financials	21.6%
Information Technology	16.7%
Industrials	12.2%
Consumer Discretionary	10.1%
Health Care	8.8%
Consumer Staples	7.0%
Communication Services	5.0%
Materials	3.8%
Utilities	2.6%
Cash & Other	12.2%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon ClariVest International Stock Fund	PAGE 2	TSR-AR-14214L767

Carillon Eagle Growth & Income Fund
Class A | HRCVX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	0.97%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, equities generally yielded strong results, fueled by excitement surrounding generative artificial intelligence, the conclusion of US Federal Reserve interest rate hikes, and ongoing growth in the US economy. The broad market, represented by the S&P 500® Index, performed impressively with a +25% increase, marking the second consecutive year of substantial double-digit returns.
• In contrast, dividend growth stocks, identified by above-median-paying stocks within the S&P 500® Index, underperformed the broader Index, achieving only a +9.4% return. However, our strategy significantly outpaced this subset of the S&P 500® Index, which forms our primary investment universe.
• Stock selection in the financials and energy sectors contributed positively to overall performance, whereas selection in consumer staples, consumer discretionary, and industrials sectors detracted from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	15.63	9.02	9.18
Class A (with sales charge)	10.12	7.97	8.65
S&P 500® Index	25.02	14.53	13.10
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Carillon Eagle Growth & Income Fund	PAGE 1	TSR-AR-14214L809

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$557,137,117
Number of Holdings	40
Net Advisory Fee	$2,764,566
Portfolio Turnover	40%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Microsoft Corp.	4.5%
Broadcom, Inc.	4.2%
JPMorgan Chase & Co.	4.1%
The Goldman Sachs Group, Inc.	4.1%
The PNC Financial Services Group, Inc.	3.7%
The Procter & Gamble Co.	3.6%
Blackrock, Inc.	3.3%
Chevron Corp.	3.2%
McDonald’s Corp.	3.2%
Eaton Corp. PLC	3.1%

Top Sectors*	(%)
Information Technology	22.9%
Financials	15.2%
Health Care	12.2%
Industrials	11.0%
Consumer Discretionary	10.5%
Consumer Staples	8.3%
Energy	6.7%
Real Estate	4.5%
Communication Services	2.4%
Cash & Other	6.3%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective as of close of business April 30, 2025, David Blount, CFA®, will retire and no longer serve as a Managing Director and Portfolio Manager for the Carillon Eagle Growth &Income Fund. Effective May 1, 2025, Brad Erwin, CFA®, currently Portfolio Manager for the Carillon Eagle Growth & Income Fund is scheduled to become Managing Director and Portfolio Manager for the fund. In addition, effective May 1, 2025. Michael Rich, CFA®, currently Senior Research Analystfor the Carillon Eagle Growth & Income Fund is scheduled to become a Portfolio Managerfor the fund.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class Y shares were combined with Class A shares. Front-end sales load will be waived for new purchases of Class A shares by former Class Y shareholders.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented, and the Fund’s next prospectus, which we expect to be available no later than May 1, 2025, which are or will be available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Growth & Income Fund	PAGE 2	TSR-AR-14214L809

Carillon Eagle Growth & Income Fund
Class C | HIGCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.71%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, equities generally yielded strong results, fueled by excitement surrounding generative artificial intelligence, the conclusion of US Federal Reserve interest rate hikes, and ongoing growth in the US economy. The broad market, represented by the S&P 500® Index, performed impressively with a +25% increase, marking the second consecutive year of substantial double-digit returns.
• In contrast, dividend growth stocks, identified by above-median-paying stocks within the S&P 500® Index, underperformed the broader Index, achieving only a +9.4% return. However, our strategy significantly outpaced this subset of the S&P 500® Index, which forms our primary investment universe.
• Stock selection in the financials and energy sectors contributed positively to overall performance, whereas selection in consumer staples, consumer discretionary, and industrials sectors detracted from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	14.77	8.22	8.37
Class C (with sales charge)	14.77	8.22	8.37
S&P 500® Index	25.02	14.53	13.10
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Carillon Eagle Growth & Income Fund	PAGE 1	TSR-AR-14214L882

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$557,137,117
Number of Holdings	40
Net Advisory Fee	$2,764,566
Portfolio Turnover	40%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Microsoft Corp.	4.5%
Broadcom, Inc.	4.2%
JPMorgan Chase & Co.	4.1%
The Goldman Sachs Group, Inc.	4.1%
The PNC Financial Services Group, Inc.	3.7%
The Procter & Gamble Co.	3.6%
Blackrock, Inc.	3.3%
Chevron Corp.	3.2%
McDonald’s Corp.	3.2%
Eaton Corp. PLC	3.1%

Top Sectors*	(%)
Information Technology	22.9%
Financials	15.2%
Health Care	12.2%
Industrials	11.0%
Consumer Discretionary	10.5%
Consumer Staples	8.3%
Energy	6.7%
Real Estate	4.5%
Communication Services	2.4%
Cash & Other	6.3%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective as of close of business April 30, 2025, David Blount, CFA®, will retire and no longer serve as a Managing Director and Portfolio Manager for the Carillon Eagle Growth &Income Fund. Effective May 1, 2025, Brad Erwin, CFA®, currently Portfolio Manager for the Carillon Eagle Growth & Income Fund is scheduled to become Managing Director and Portfolio Manager for the fund. In addition, effective May 1, 2025. Michael Rich, CFA®, currently Senior Research Analystfor the Carillon Eagle Growth & Income Fund is scheduled to become a Portfolio Managerfor the fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented, and the Fund’s next prospectus, which we expect to be available no later than May 1, 2025, which are or will be available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Growth & Income Fund	PAGE 2	TSR-AR-14214L882

Carillon Eagle Growth & Income Fund
Class I | HIGJX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.71%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, equities generally yielded strong results, fueled by excitement surrounding generative artificial intelligence, the conclusion of US Federal Reserve interest rate hikes, and ongoing growth in the US economy. The broad market, represented by the S&P 500® Index, performed impressively with a +25% increase, marking the second consecutive year of substantial double-digit returns.
• In contrast, dividend growth stocks, identified by above-median-paying stocks within the S&P 500® Index, underperformed the broader Index, achieving only a +9.4% return. However, our strategy significantly outpaced this subset of the S&P 500® Index, which forms our primary investment universe.
• Stock selection in the financials and energy sectors contributed positively to overall performance, whereas selection in consumer staples, consumer discretionary, and industrials sectors detracted from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Eagle Growth & Income Fund	PAGE 1	TSR-AR-14214L874

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	15.90	9.30	9.47
S&P 500® Index	25.02	14.53	13.10
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$557,137,117
Number of Holdings	40
Net Advisory Fee	$2,764,566
Portfolio Turnover	40%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Microsoft Corp.	4.5%
Broadcom, Inc.	4.2%
JPMorgan Chase & Co.	4.1%
The Goldman Sachs Group, Inc.	4.1%
The PNC Financial Services Group, Inc.	3.7%
The Procter & Gamble Co.	3.6%
Blackrock, Inc.	3.3%
Chevron Corp.	3.2%
McDonald’s Corp.	3.2%
Eaton Corp. PLC	3.1%

Top Sectors*	(%)
Information Technology	22.9%
Financials	15.2%
Health Care	12.2%
Industrials	11.0%
Consumer Discretionary	10.5%
Consumer Staples	8.3%
Energy	6.7%
Real Estate	4.5%
Communication Services	2.4%
Cash & Other	6.3%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective as of close of business April 30, 2025, David Blount, CFA®, will retire and no longer serve as a Managing Director and Portfolio Manager for the Carillon Eagle Growth &Income Fund. Effective May 1, 2025, Brad Erwin, CFA®, currently Portfolio Manager for the Carillon Eagle Growth & Income Fund is scheduled to become Managing Director and Portfolio Manager for the fund. In addition, effective May 1, 2025. Michael Rich, CFA®, currently Senior Research Analystfor the Carillon Eagle Growth & Income Fund is scheduled to become a Portfolio Managerfor the fund.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class R-3 and R-5 shares were combined with Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Growth & Income Fund	PAGE 2	TSR-AR-14214L874

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Growth & Income Fund	PAGE 3	TSR-AR-14214L874

Carillon Eagle Growth & Income Fund
Class R-6 | HIGUX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$68	0.63%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, equities generally yielded strong results, fueled by excitement surrounding generative artificial intelligence, the conclusion of US Federal Reserve interest rate hikes, and ongoing growth in the US economy. The broad market, represented by the S&P 500® Index, performed impressively with a +25% increase, marking the second consecutive year of substantial double-digit returns.
• In contrast, dividend growth stocks, identified by above-median-paying stocks within the S&P 500® Index, underperformed the broader Index, achieving only a +9.4% return. However, our strategy significantly outpaced this subset of the S&P 500® Index, which forms our primary investment universe.
• Stock selection in the financials and energy sectors contributed positively to overall performance, whereas selection in consumer staples, consumer discretionary, and industrials sectors detracted from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Carillon Eagle Growth & Income Fund	PAGE 1	TSR-AR-14214L841

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R-6 (without sales charge)	15.93	9.39	9.50
S&P 500® Index	25.02	14.53	13.10
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$557,137,117
Number of Holdings	40
Net Advisory Fee	$2,764,566
Portfolio Turnover	40%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Microsoft Corp.	4.5%
Broadcom, Inc.	4.2%
JPMorgan Chase & Co.	4.1%
The Goldman Sachs Group, Inc.	4.1%
The PNC Financial Services Group, Inc.	3.7%
The Procter & Gamble Co.	3.6%
Blackrock, Inc.	3.3%
Chevron Corp.	3.2%
McDonald’s Corp.	3.2%
Eaton Corp. PLC	3.1%

Top Sectors*	(%)
Information Technology	22.9%
Financials	15.2%
Health Care	12.2%
Industrials	11.0%
Consumer Discretionary	10.5%
Consumer Staples	8.3%
Energy	6.7%
Real Estate	4.5%
Communication Services	2.4%
Cash & Other	6.3%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective as of close of business April 30, 2025, David Blount, CFA®, will retire and no longer serve as a Managing Director and Portfolio Manager for the Carillon Eagle Growth &Income Fund. Effective May 1, 2025, Brad Erwin, CFA®, currently Portfolio Manager for the Carillon Eagle Growth & Income Fund is scheduled to become Managing Director and Portfolio Manager for the fund. In addition, effective May 1, 2025. Michael Rich, CFA®, currently Senior Research Analystfor the Carillon Eagle Growth & Income Fund is scheduled to become a Portfolio Managerfor the fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented, and the Fund’s next prospectus, which we expect to be available no later than May 1, 2025, which are or will be available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Growth & Income Fund	PAGE 2	TSR-AR-14214L841

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Growth & Income Fund	PAGE 3	TSR-AR-14214L841

Carillon Eagle Mid Cap Growth Fund
Class A | HAGAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.05%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In general, mid-cap growth stocks modestly trailed the broader, larger-cap inclusive Russell 3000® Index, facing a market defined by higher interest rates, the accumulated effects of inflation, volatility in healthcare, an uncertain political environment, and a keen focus on the artificial intelligence theme along with the related infrastructure buildout. Being prudent on company valuations and avoiding the pursuit of certain gaudy stock expectations caused the fund to underperform a mostly narrow, momentum driven market. In 2024, more than half of the contribution to the return of the Russell Midcap® Growth Index came from only its largest 10 (out of 290) constituent stocks. Not wanting to chase extreme valuations, the fund did not own the largest stock in the Russell Midcap® Growth Index and held an underweight position in the second-largest name. This accounted for two-thirds of the fund’s performance relative to the Russell Midcap® Growth Index for the year.
• The fund was challenged in keeping up with the Russell Midcap® Growth Index returns as stocks selected in information technology, healthcare, and consumer discretionary finished with the highest levels of negative attribution. The fund’s overweight allocation to real estate coupled with weaker stock selection in that sector also produced results notably lower than Index counterparts. The fund’s overweight to the financials and communications services sectors and weak stock selection also detracted from the fund’s performance relative to the Index. On the other hand, strong stock selection in materials helped offset some of the weakness in the sector. The biggest bright spot was industrials, where stock selection helped to offset some of the broader detracting performance in the fund’s portfolio.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Eagle Mid Cap Growth Fund	PAGE 1	TSR-AR-14214L668

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	12.76	9.26	10.76
Class A (with sales charge)	7.40	8.20	10.22
Russell 3000® Index	23.81	13.86	12.55
Russell Midcap® Growth Index	22.10	11.47	11.54
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$6,235,415,155
Number of Holdings	93
Net Advisory Fee	$32,858,597
Portfolio Turnover	52%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Ares Management Corp.	2.9%
Westinghouse Air Brake Technologies Corp.	2.5%
Cencora, Inc.	2.5%
Royal Caribbean Cruises Ltd.	2.4%
RB Global, Inc.	2.3%
Baker Hughes Co.	2.0%
LPL Financial Holdings, Inc.	2.0%
The Trade Desk, Inc.	1.9%
AppLovin Corp.	1.9%
W.W. Grainger, Inc.	1.9%

Top Sectors*	(%)
Information Technology	23.0%
Industrials	21.2%
Consumer Discretionary	14.8%
Financials	13.9%
Health Care	12.1%
Energy	4.1%
Consumer Staples	3.2%
Communication Services	3.1%
Materials	2.2%
Cash & Other	2.4%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Carillon Eagle Mid Cap Growth Fund, lowering the expense cap by 0.05%. This change went into effect on March 1, 2024.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class Y shares were combined with Class A shares. Front-end sales load will be waived for new purchases of Class A shares by former Class Y shareholders.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Carillon Eagle Mid Cap Growth Fund	PAGE 2	TSR-AR-14214L668

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Mid Cap Growth Fund	PAGE 3	TSR-AR-14214L668

Carillon Eagle Mid Cap Growth Fund
Class C | HAGCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.74%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In general, mid-cap growth stocks modestly trailed the broader, larger-cap inclusive Russell 3000® Index, facing a market defined by higher interest rates, the accumulated effects of inflation, volatility in healthcare, an uncertain political environment, and a keen focus on the artificial intelligence theme along with the related infrastructure buildout. Being prudent on company valuations and avoiding the pursuit of certain gaudy stock expectations caused the fund to underperform a mostly narrow, momentum driven market. In 2024, more than half of the contribution to the return of the Russell Midcap® Growth Index came from only its largest 10 (out of 290) constituent stocks. Not wanting to chase extreme valuations, the fund did not own the largest stock in the Russell Midcap® Growth Index and held an underweight position in the second-largest name. This accounted for two-thirds of the fund’s performance relative to the Russell Midcap® Growth Index for the year.
• The fund was challenged in keeping up with the Russell Midcap® Growth Index returns as stocks selected in information technology, healthcare, and consumer discretionary finished with the highest levels of negative attribution. The fund’s overweight allocation to real estate coupled with weaker stock selection in that sector also produced results notably lower than Index counterparts. The fund’s overweight to the financials and communications services sectors and weak stock selection also detracted from the fund’s performance relative to the Index. On the other hand, strong stock selection in materials helped offset some of the weakness in the sector. The biggest bright spot was industrials, where stock selection helped to offset some of the broader detracting performance in the fund’s portfolio.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Eagle Mid Cap Growth Fund	PAGE 1	TSR-AR-14214L650

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	11.99	8.52	9.99
Class C (with sales charge)	11.99	8.52	9.99
Russell 3000® Index	23.81	13.86	12.55
Russell Midcap® Growth Index	22.10	11.47	11.54
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$6,235,415,155
Number of Holdings	93
Net Advisory Fee	$32,858,597
Portfolio Turnover	52%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Ares Management Corp.	2.9%
Westinghouse Air Brake Technologies Corp.	2.5%
Cencora, Inc.	2.5%
Royal Caribbean Cruises Ltd.	2.4%
RB Global, Inc.	2.3%
Baker Hughes Co.	2.0%
LPL Financial Holdings, Inc.	2.0%
The Trade Desk, Inc.	1.9%
AppLovin Corp.	1.9%
W.W. Grainger, Inc.	1.9%

Top Sectors*	(%)
Information Technology	23.0%
Industrials	21.2%
Consumer Discretionary	14.8%
Financials	13.9%
Health Care	12.1%
Energy	4.1%
Consumer Staples	3.2%
Communication Services	3.1%
Materials	2.2%
Cash & Other	2.4%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Carillon Eagle Mid Cap Growth Fund, lowering the expense cap by 0.05%. This change went into effect on March 1, 2024.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Mid Cap Growth Fund	PAGE 2	TSR-AR-14214L650

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Mid Cap Growth Fund	PAGE 3	TSR-AR-14214L650

Carillon Eagle Mid Cap Growth Fund
Class I | HAGIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In general, mid-cap growth stocks modestly trailed the broader, larger-cap inclusive Russell 3000® Index, facing a market defined by higher interest rates, the accumulated effects of inflation, volatility in healthcare, an uncertain political environment, and a keen focus on the artificial intelligence theme along with the related infrastructure buildout. Being prudent on company valuations and avoiding the pursuit of certain gaudy stock expectations caused the fund to underperform a mostly narrow, momentum driven market. In 2024, more than half of the contribution to the return of the Russell Midcap® Growth Index came from only its largest 10 (out of 290) constituent stocks. Not wanting to chase extreme valuations, the fund did not own the largest stock in the Russell Midcap® Growth Index and held an underweight position in the second-largest name. This accounted for two-thirds of the fund’s performance relative to the Russell Midcap® Growth Index for the year.
• The fund was challenged in keeping up with the Russell Midcap® Growth Index returns as stocks selected in information technology, healthcare, and consumer discretionary finished with the highest levels of negative attribution. The fund’s overweight allocation to real estate coupled with weaker stock selection in that sector also produced results notably lower than Index counterparts. The fund’s overweight to the financials and communications services sectors and weak stock selection also detracted from the fund’s performance relative to the Index. On the other hand, strong stock selection in materials helped offset some of the weakness in the sector. The biggest bright spot was industrials, where stock selection helped to offset some of the broader detracting performance in the fund’s portfolio.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Eagle Mid Cap Growth Fund	PAGE 1	TSR-AR-14214L643

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	13.10	9.61	11.11
Russell 3000® Index	23.81	13.86	12.55
Russell Midcap® Growth Index	22.10	11.47	11.54
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$6,235,415,155
Number of Holdings	93
Net Advisory Fee	$32,858,597
Portfolio Turnover	52%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Ares Management Corp.	2.9%
Westinghouse Air Brake Technologies Corp.	2.5%
Cencora, Inc.	2.5%
Royal Caribbean Cruises Ltd.	2.4%
RB Global, Inc.	2.3%
Baker Hughes Co.	2.0%
LPL Financial Holdings, Inc.	2.0%
The Trade Desk, Inc.	1.9%
AppLovin Corp.	1.9%
W.W. Grainger, Inc.	1.9%

Top Sectors*	(%)
Information Technology	23.0%
Industrials	21.2%
Consumer Discretionary	14.8%
Financials	13.9%
Health Care	12.1%
Energy	4.1%
Consumer Staples	3.2%
Communication Services	3.1%
Materials	2.2%
Cash & Other	2.4%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Carillon Eagle Mid Cap Growth Fund, lowering the expense cap by 0.05%. This change went into effect on March 1, 2024.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class R-3 and R-5 shares were combined with Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Carillon Eagle Mid Cap Growth Fund	PAGE 2	TSR-AR-14214L643

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Mid Cap Growth Fund	PAGE 3	TSR-AR-14214L643

Carillon Eagle Mid Cap Growth Fund
Class R-6 | HRAUX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$70	0.66%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In general, mid-cap growth stocks modestly trailed the broader, larger-cap inclusive Russell 3000® Index, facing a market defined by higher interest rates, the accumulated effects of inflation, volatility in healthcare, an uncertain political environment, and a keen focus on the artificial intelligence theme along with the related infrastructure buildout. Being prudent on company valuations and avoiding the pursuit of certain gaudy stock expectations caused the fund to underperform a mostly narrow, momentum driven market. In 2024, more than half of the contribution to the return of the Russell Midcap® Growth Index came from only its largest 10 (out of 290) constituent stocks. Not wanting to chase extreme valuations, the fund did not own the largest stock in the Russell Midcap® Growth Index and held an underweight position in the second-largest name. This accounted for two-thirds of the fund’s performance relative to the Russell Midcap® Growth Index for the year.
• The fund was challenged in keeping up with the Russell Midcap® Growth Index returns as stocks selected in information technology, healthcare, and consumer discretionary finished with the highest levels of negative attribution. The fund’s overweight allocation to real estate coupled with weaker stock selection in that sector also produced results notably lower than Index counterparts. The fund’s overweight to the financials and communications services sectors and weak stock selection also detracted from the fund’s performance relative to the Index. On the other hand, strong stock selection in materials helped offset some of the weakness in the sector. The biggest bright spot was industrials, where stock selection helped to offset some of the broader detracting performance in the fund’s portfolio.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1,2
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Carillon Eagle Mid Cap Growth Fund	PAGE 1	TSR-AR-14214L619

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R-6 (without sales charge)	13.21	9.70	11.21
Russell 3000® Index	23.81	13.86	12.55
Russell Midcap® Growth Index	22.10	11.47	11.54
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$6,235,415,155
Number of Holdings	93
Net Advisory Fee	$32,858,597
Portfolio Turnover	52%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Ares Management Corp.	2.9%
Westinghouse Air Brake Technologies Corp.	2.5%
Cencora, Inc.	2.5%
Royal Caribbean Cruises Ltd.	2.4%
RB Global, Inc.	2.3%
Baker Hughes Co.	2.0%
LPL Financial Holdings, Inc.	2.0%
The Trade Desk, Inc.	1.9%
AppLovin Corp.	1.9%
W.W. Grainger, Inc.	1.9%

Top Sectors*	(%)
Information Technology	23.0%
Industrials	21.2%
Consumer Discretionary	14.8%
Financials	13.9%
Health Care	12.1%
Energy	4.1%
Consumer Staples	3.2%
Communication Services	3.1%
Materials	2.2%
Cash & Other	2.4%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Carillon Eagle Mid Cap Growth Fund, lowering the expense cap by 0.05%. This change went into effect on March 1, 2024.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Mid Cap Growth Fund	PAGE 2	TSR-AR-14214L619

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Mid Cap Growth Fund	PAGE 3	TSR-AR-14214L619

Carillon Eagle Small Cap Growth Fund
Class A | HRSCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.17%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In general, small-cap growth stocks notably underperformed the broader, larger-cap inclusive Russell 3000®Index, facing a momentum driven market defined by higher interest rates, the accumulated effects of inflation, volatility in healthcare, an uncertain political environment, and a keen focus on the artificial intelligence theme along with the related infrastructure buildout.
• The fund was poised for outperformance during the onset of the year, however, less-than-stellar stock selection, particularly in software, clawed back from overall returns. The most noteworthy sector during the year was energy, where strong stock selection helped to produce impressive gains while related Russell 3000®Index constituents ended in negative territory. Positive relative results were also seen within the financials and healthcare sectors. The portfolio’s slight overweight allocation to consumer discretionary, savvy stock selection in industrials, and underweight allocation to utilities were sources of positive attribution. Weak stock selection within information technology, communication services, and materials detracted from performance. Real estate also detracted from relative performance during the year, but to a lesser degree.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Eagle Small Cap Growth Fund	PAGE 1	TSR-AR-14214L510

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	13.04	5.50	6.99
Class A (with sales charge)	7.65	4.47	6.47
Russell 3000® Index	23.81	13.86	12.55
Russell 2000® Growth Index	15.15	6.86	8.09
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$456,155,390
Number of Holdings	99
Net Advisory Fee	$3,239,650
Portfolio Turnover	53%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
PJT Partners, Inc.	2.6%
RB Global, Inc.	2.4%
Esab Corp.	2.4%
Merit Medical Systems, Inc.	1.9%
MSA Safety, Inc.	1.9%
Appfolio, Inc.	1.8%
Landstar System, Inc.	1.8%
Archrock, Inc.	1.7%
EastGroup Properties, Inc.	1.7%
Quaker Chemical Corp.	1.6%

Top Sectors*	(%)
Industrials	24.9%
Health Care	22.0%
Information Technology	20.1%
Consumer Discretionary	11.0%
Financials	10.3%
Energy	5.0%
Real Estate	2.6%
Materials	2.5%
Consumer Staples	2.3%
Cash & Other	-0.7%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class Y shares were combined with Class A shares. Front-end sales load will be waived for new purchases of Class A shares by former Class Y shareholders.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Eagle Small Cap Growth Fund	PAGE 2	TSR-AR-14214L510

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Small Cap Growth Fund	PAGE 3	TSR-AR-14214L510

Carillon Eagle Small Cap Growth Fund
Class C | HSCCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.87%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In general, small-cap growth stocks notably underperformed the broader, larger-cap inclusive Russell 3000®Index, facing a momentum driven market defined by higher interest rates, the accumulated effects of inflation, volatility in healthcare, an uncertain political environment, and a keen focus on the artificial intelligence theme along with the related infrastructure buildout.
• The fund was poised for outperformance during the onset of the year, however, less-than-stellar stock selection, particularly in software, clawed back from overall returns. The most noteworthy sector during the year was energy, where strong stock selection helped to produce impressive gains while related Russell 3000®Index constituents ended in negative territory. Positive relative results were also seen within the financials and healthcare sectors. The portfolio’s slight overweight allocation to consumer discretionary, savvy stock selection in industrials, and underweight allocation to utilities were sources of positive attribution. Weak stock selection within information technology, communication services, and materials detracted from performance. Real estate also detracted from relative performance during the year, but to a lesser degree.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Eagle Small Cap Growth Fund	PAGE 1	TSR-AR-14214L494

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	12.24	4.73	6.23
Class C (with sales charge)	12.24	4.73	6.23
Russell 3000® Index	23.81	13.86	12.55
Russell 2000® Growth Index	15.15	6.86	8.09
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$456,155,390
Number of Holdings	99
Net Advisory Fee	$3,239,650
Portfolio Turnover	53%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
PJT Partners, Inc.	2.6%
RB Global, Inc.	2.4%
Esab Corp.	2.4%
Merit Medical Systems, Inc.	1.9%
MSA Safety, Inc.	1.9%
Appfolio, Inc.	1.8%
Landstar System, Inc.	1.8%
Archrock, Inc.	1.7%
EastGroup Properties, Inc.	1.7%
Quaker Chemical Corp.	1.6%

Top Sectors*	(%)
Industrials	24.9%
Health Care	22.0%
Information Technology	20.1%
Consumer Discretionary	11.0%
Financials	10.3%
Energy	5.0%
Real Estate	2.6%
Materials	2.5%
Consumer Staples	2.3%
Cash & Other	-0.7%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Small Cap Growth Fund	PAGE 2	TSR-AR-14214L494

Carillon Eagle Small Cap Growth Fund
Class I | HSIIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.88%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In general, small-cap growth stocks notably underperformed the broader, larger-cap inclusive Russell 3000®Index, facing a momentum driven market defined by higher interest rates, the accumulated effects of inflation, volatility in healthcare, an uncertain political environment, and a keen focus on the artificial intelligence theme along with the related infrastructure buildout.
• The fund was poised for outperformance during the onset of the year, however, less-than-stellar stock selection, particularly in software, clawed back from overall returns. The most noteworthy sector during the year was energy, where strong stock selection helped to produce impressive gains while related Russell 3000®Index constituents ended in negative territory. Positive relative results were also seen within the financials and healthcare sectors. The portfolio’s slight overweight allocation to consumer discretionary, savvy stock selection in industrials, and underweight allocation to utilities were sources of positive attribution. Weak stock selection within information technology, communication services, and materials detracted from performance. Real estate also detracted from relative performance during the year, but to a lesser degree.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	13.37	5.81	7.32
Russell 3000® Index	23.81	13.86	12.55
Russell 2000® Growth Index	15.15	6.86	8.09
Carillon Eagle Small Cap Growth Fund	PAGE 1	TSR-AR-14214L486

Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$456,155,390
Number of Holdings	99
Net Advisory Fee	$3,239,650
Portfolio Turnover	53%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
PJT Partners, Inc.	2.6%
RB Global, Inc.	2.4%
Esab Corp.	2.4%
Merit Medical Systems, Inc.	1.9%
MSA Safety, Inc.	1.9%
Appfolio, Inc.	1.8%
Landstar System, Inc.	1.8%
Archrock, Inc.	1.7%
EastGroup Properties, Inc.	1.7%
Quaker Chemical Corp.	1.6%

Top Sectors*	(%)
Industrials	24.9%
Health Care	22.0%
Information Technology	20.1%
Consumer Discretionary	11.0%
Financials	10.3%
Energy	5.0%
Real Estate	2.6%
Materials	2.5%
Consumer Staples	2.3%
Cash & Other	-0.7%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class R-3 and R-5 shares were combined with Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Small Cap Growth Fund	PAGE 2	TSR-AR-14214L486

Carillon Eagle Small Cap Growth Fund
Class R-6 | HSRUX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$83	0.78%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In general, small-cap growth stocks notably underperformed the broader, larger-cap inclusive Russell 3000®Index, facing a momentum driven market defined by higher interest rates, the accumulated effects of inflation, volatility in healthcare, an uncertain political environment, and a keen focus on the artificial intelligence theme along with the related infrastructure buildout.
• The fund was poised for outperformance during the onset of the year, however, less-than-stellar stock selection, particularly in software, clawed back from overall returns. The most noteworthy sector during the year was energy, where strong stock selection helped to produce impressive gains while related Russell 3000®Index constituents ended in negative territory. Positive relative results were also seen within the financials and healthcare sectors. The portfolio’s slight overweight allocation to consumer discretionary, savvy stock selection in industrials, and underweight allocation to utilities were sources of positive attribution. Weak stock selection within information technology, communication services, and materials detracted from performance. Real estate also detracted from relative performance during the year, but to a lesser degree.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1,2
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class R-6 (without sales charge)	13.49	5.92	7.44
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Growth Index	15.15	6.86	8.09
Carillon Eagle Small Cap Growth Fund	PAGE 1	TSR-AR-14214L452

Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$456,155,390
Number of Holdings	99
Net Advisory Fee	$3,239,650
Portfolio Turnover	53%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
PJT Partners, Inc.	2.6%
RB Global, Inc.	2.4%
Esab Corp.	2.4%
Merit Medical Systems, Inc.	1.9%
MSA Safety, Inc.	1.9%
Appfolio, Inc.	1.8%
Landstar System, Inc.	1.8%
Archrock, Inc.	1.7%
EastGroup Properties, Inc.	1.7%
Quaker Chemical Corp.	1.6%

Top Sectors*	(%)
Industrials	24.9%
Health Care	22.0%
Information Technology	20.1%
Consumer Discretionary	11.0%
Financials	10.3%
Energy	5.0%
Real Estate	2.6%
Materials	2.5%
Consumer Staples	2.3%
Cash & Other	-0.7%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Eagle Small Cap Growth Fund	PAGE 2	TSR-AR-14214L452

Carillon Scout Mid Cap Fund
Class A | CSMEX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$139	1.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, the broad market, represented by the Russell 3000® Index, performed impressively with a +23% increase, marking the second consecutive year of substantial double-digit returns. Large caps outperformed their mid cap counterparts during the reporting period as well. While mid-cap companies underperformed large-cap companies, the fund’s strategy outperformed the Russell Midcap® Index and kept pace with the broader market.
• During the period, asset allocation had a slight negative impact to performance while strong security selection led to an impressive period of outperformance relative to the Russell Midcap® Index. Stock selection was driven within the information technology sector, and more specifically, our allocation to the growth in the artificial intelligence space. Selection within the energy and financials sectors was also strong. On the negative side of the ledger, stock selection within the health care and utilities sectors slightly weighed on returns.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class A (without sales charge)	22.67	10.82	9.02
Class A (with sales charge)	16.84	9.75	8.27
Russell 3000® Index	23.81	13.86	13.50
Russell Midcap® Index	15.34	9.92	9.98
Carillon Scout Mid Cap Fund	PAGE 1	TSR-AR-14214M807

Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,060,842,861
Number of Holdings	126
Net Advisory Fee	$22,450,193
Portfolio Turnover	72%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
First Horizon Corp.	2.5%
AppLovin Corp.	2.0%
Viper Energy, Inc.	2.0%
Agree Realty Corp.	1.9%
CenterPoint Energy, Inc.	1.9%
PPL Corp.	1.8%
Mid-America Apartment Communities, Inc.	1.7%
EQT Corp.	1.7%
Encompass Health Corp.	1.6%
Cencora, Inc.	1.6%

Top Sectors*	(%)
Financials	16.7%
Industrials	16.2%
Information Technology	11.8%
Consumer Discretionary	11.2%
Health Care	9.3%
Real Estate	7.6%
Utilities	6.4%
Energy	5.8%
Materials	5.5%
Cash & Other	9.5%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Carillon Scout Mid Cap Fund, lowering the expense cap by 0.20%. This change went into effect on March 1, 2024.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class Y shares were combined with Class A shares. Front-end sales load will be waived for new purchases of Class A shares by former Class Y shareholders.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective as of the close of business on March 31, 2024, G. Patrick Dunkerley, CFA® retired and no longer serves as a Portfolio Manager for the Carillon Scout Mid Cap Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Mid Cap Fund	PAGE 2	TSR-AR-14214M807

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Scout Mid Cap Fund	PAGE 3	TSR-AR-14214M807

Carillon Scout Mid Cap Fund
Class C | CSMFX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$222	2.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, the broad market, represented by the Russell 3000® Index, performed impressively with a +23% increase, marking the second consecutive year of substantial double-digit returns. Large caps outperformed their mid cap counterparts during the reporting period as well. While mid-cap companies underperformed large-cap companies, the fund’s strategy outperformed the Russell Midcap® Index and kept pace with the broader market.
• During the period, asset allocation had a slight negative impact to performance while strong security selection led to an impressive period of outperformance relative to the Russell Midcap® Index. Stock selection was driven within the information technology sector, and more specifically, our allocation to the growth in the artificial intelligence space. Selection within the energy and financials sectors was also strong. On the negative side of the ledger, stock selection within the health care and utilities sectors slightly weighed on returns.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class C (without sales charge)	21.80	9.98	8.19
Class C (with sales charge)	21.80	9.98	8.19
Russell 3000® Index	23.81	13.86	13.50
Russell Midcap® Index	15.34	9.92	9.98
Carillon Scout Mid Cap Fund	PAGE 1	TSR-AR-14214M880

Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,060,842,861
Number of Holdings	126
Net Advisory Fee	$22,450,193
Portfolio Turnover	72%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
First Horizon Corp.	2.5%
AppLovin Corp.	2.0%
Viper Energy, Inc.	2.0%
Agree Realty Corp.	1.9%
CenterPoint Energy, Inc.	1.9%
PPL Corp.	1.8%
Mid-America Apartment Communities, Inc.	1.7%
EQT Corp.	1.7%
Encompass Health Corp.	1.6%
Cencora, Inc.	1.6%

Top Sectors*	(%)
Financials	16.7%
Industrials	16.2%
Information Technology	11.8%
Consumer Discretionary	11.2%
Health Care	9.3%
Real Estate	7.6%
Utilities	6.4%
Energy	5.8%
Materials	5.5%
Cash & Other	9.5%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Carillon Scout Mid Cap Fund, lowering the expense cap by 0.20%. This change went into effect on March 1, 2024.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective as of the close of business on March 31, 2024, G. Patrick Dunkerley, CFA® retired and no longer serves as a Portfolio Manager for the Carillon Scout Mid Cap Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Mid Cap Fund	PAGE 2	TSR-AR-14214M880

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Scout Mid Cap Fund	PAGE 3	TSR-AR-14214M880

Carillon Scout Mid Cap Fund
Class I | UMBMX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	0.96%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, the broad market, represented by the Russell 3000® Index, performed impressively with a +23% increase, marking the second consecutive year of substantial double-digit returns. Large caps outperformed their mid cap counterparts during the reporting period as well. While mid-cap companies underperformed large-cap companies, the fund’s strategy outperformed the Russell Midcap® Index and kept pace with the broader market.
• During the period, asset allocation had a slight negative impact to performance while strong security selection led to an impressive period of outperformance relative to the Russell Midcap® Index. Stock selection was driven within the information technology sector, and more specifically, our allocation to the growth in the artificial intelligence space. Selection within the energy and financials sectors was also strong. On the negative side of the ledger, stock selection within the health care and utilities sectors slightly weighed on returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	23.07	11.11	10.63
Russell 3000® Index	23.81	13.86	12.55
Russell Midcap® Index	15.34	9.92	9.63
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Carillon Scout Mid Cap Fund	PAGE 1	TSR-AR-14214M872

1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,060,842,861
Number of Holdings	126
Net Advisory Fee	$22,450,193
Portfolio Turnover	72%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
First Horizon Corp.	2.5%
AppLovin Corp.	2.0%
Viper Energy, Inc.	2.0%
Agree Realty Corp.	1.9%
CenterPoint Energy, Inc.	1.9%
PPL Corp.	1.8%
Mid-America Apartment Communities, Inc.	1.7%
EQT Corp.	1.7%
Encompass Health Corp.	1.6%
Cencora, Inc.	1.6%

Top Sectors*	(%)
Financials	16.7%
Industrials	16.2%
Information Technology	11.8%
Consumer Discretionary	11.2%
Health Care	9.3%
Real Estate	7.6%
Utilities	6.4%
Energy	5.8%
Materials	5.5%
Cash & Other	9.5%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Carillon Scout Mid Cap Fund, lowering the expense cap by 0.20%. This change went into effect on March 1, 2024.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class R-3 and R-5 shares were combined with Class I shares.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective as of the close of business on March 31, 2024, G. Patrick Dunkerley, CFA® retired and no longer serves as a Portfolio Manager for the Carillon Scout Mid Cap Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Mid Cap Fund	PAGE 2	TSR-AR-14214M872

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Scout Mid Cap Fund	PAGE 3	TSR-AR-14214M872

Carillon Scout Mid Cap Fund
Class R-6 | CSMUX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$96	0.86%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, the broad market, represented by the Russell 3000® Index, performed impressively with a +23% increase, marking the second consecutive year of substantial double-digit returns. Large caps outperformed their mid cap counterparts during the reporting period as well. While mid-cap companies underperformed large-cap companies, the fund’s strategy outperformed the Russell Midcap® Index and kept pace with the broader market.
• During the period, asset allocation had a slight negative impact to performance while strong security selection led to an impressive period of outperformance relative to the Russell Midcap® Index. Stock selection was driven within the information technology sector, and more specifically, our allocation to the growth in the artificial intelligence space. Selection within the energy and financials sectors was also strong. On the negative side of the ledger, stock selection within the health care and utilities sectors slightly weighed on returns.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class R-6 (without sales charge)	23.19	11.22	9.38
Russell 3000® Index	23.81	13.86	13.50
Russell Midcap® Index	15.34	9.92	9.98
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Carillon Scout Mid Cap Fund	PAGE 1	TSR-AR-14214M849

1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$3,060,842,861
Number of Holdings	126
Net Advisory Fee	$22,450,193
Portfolio Turnover	72%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
First Horizon Corp.	2.5%
AppLovin Corp.	2.0%
Viper Energy, Inc.	2.0%
Agree Realty Corp.	1.9%
CenterPoint Energy, Inc.	1.9%
PPL Corp.	1.8%
Mid-America Apartment Communities, Inc.	1.7%
EQT Corp.	1.7%
Encompass Health Corp.	1.6%
Cencora, Inc.	1.6%

Top Sectors*	(%)
Financials	16.7%
Industrials	16.2%
Information Technology	11.8%
Consumer Discretionary	11.2%
Health Care	9.3%
Real Estate	7.6%
Utilities	6.4%
Energy	5.8%
Materials	5.5%
Cash & Other	9.5%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Carillon Scout Mid Cap Fund, lowering the expense cap by 0.20%. This change went into effect on March 1, 2024.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective as of the close of business on March 31, 2024, G. Patrick Dunkerley, CFA® retired and no longer serves as a Portfolio Manager for the Carillon Scout Mid Cap Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Scout Mid Cap Fund	PAGE 2	TSR-AR-14214M849

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Scout Mid Cap Fund	PAGE 3	TSR-AR-14214M849

Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund)
Class A | CSSAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund) (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$127	1.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, the broad market, represented by the Russell 3000® Index, performed impressively with a +23% increase, marking the second consecutive year of substantial double-digit returns. Large caps outperformed their small cap counterparts during the year as well. While the Russell 2000® Growth Index underperformed the broad market, the fund’s strategy significantly outpaced the returns of the Russell 2000® Growth Index.
• During the period, security selection was the primary driver of the fund’s outperformance relative to the Russell 2000® Growth Index, while asset allocation had a small positive contribution. Stock selection was strongest within health care and information technology, which are two sectors in which this strategy tends to be overweight given long-term durable growth profiles of companies within these sectors. Stock selection within consumer discretionary and materials were the largest detractors from returns.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class A (without sales charge)	20.32	8.28	8.24
Class A (with sales charge)	14.61	7.23	7.50
Russell 3000® Index	23.81	13.86	13.50
Russell 2000® Growth Index	15.15	6.86	7.45
Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund)	PAGE 1	TSR-AR-14214M823

Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$253,714,160
Number of Holdings	74
Net Advisory Fee	$1,626,180
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Vericel Corp.	2.5%
LeMaitre Vascular, Inc.	2.4%
Kratos Defense & Security Solutions, Inc.	2.4%
Dycom Industries, Inc.	2.4%
HealthEquity, Inc.	2.3%
PJT Partners, Inc.	2.2%
Chart Industries, Inc.	2.2%
Intapp, Inc.	2.1%
Aris Water Solutions, Inc.	2.1%
Fabrinet	2.0%

Top Sectors*	(%)
Health Care	26.1%
Information Technology	24.2%
Industrials	19.5%
Consumer Discretionary	10.7%
Financials	7.5%
Energy	2.8%
Materials	2.4%
Real Estate	2.2%
Consumer Staples	2.2%
Cash & Other	2.4%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Fund Reorganization:
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved a Plan of Reorganization pursuant to which the Carillon Scout Small Cap Fund would be reorganized into the Carillon Chartwell Small Cap Growth Fund, with an anticipated closing date of April 25, 2024.
Fund Name Change:
Effective January 18, 2025, the Carillon Scout Small Cap Fund was renamed the Carillon Chartwell Small Cap Fund.
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective January 18, 2025, Chartwell Investment Partners, LLC replaced Scout Investments, Inc. as the fund’s subadviser.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective December 31, 2024, James McBride, CFA® ceased to serve as a Portfolio Manager of the Scout Small Cap Fund. Following Mr. McBride’s departure, Timothy L. Miller, CFA® became the lead portfolio manager for the fund.
In conjunction with the Sub Adviser change mentioned above, effective January 18, 2025 Frank L. Sustersic, CFA® and Theresa H. Tran, CFA® became the Portfolio Managers of the fund and are jointly and primarily responsible for all aspects of the fund’s management.
Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund)	PAGE 2	TSR-AR-14214M823

Changes to the Fund’s Principal Investment Strategy:
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved changes to the Carillon Scout Small Cap Fund effective January 18, 2025. Those changes included the implementation of a market cap range, within the range of the secondary index during the most recent12-month period, which defines a lower market cap limit that the Fund’s prior subadviser did not have; an increase of an additional 10%, up to a total of 20%, of its assets in foreign issuers; and permitting the Fund to purchase exchange-traded funds (“ETFs”) designed to track U.S. small-cap indices to manage the fund’s cash holdings and gain exposure to the types of securities in which the fund primarily invests.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class Y shares were combined with Class A shares. Front-end sales load will be waived for new purchases of Class A shares by former Class Y shareholders.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund)	PAGE 3	TSR-AR-14214M823

Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund)
Class C | CSSJX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund) (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, the broad market, represented by the Russell 3000® Index, performed impressively with a +23% increase, marking the second consecutive year of substantial double-digit returns. Large caps outperformed their small cap counterparts during the year as well. While the Russell 2000® Growth Index underperformed the broad market, the fund’s strategy significantly outpaced the returns of the Russell 2000® Growth Index.
• During the period, security selection was the primary driver of the fund’s outperformance relative to the Russell 2000® Growth Index, while asset allocation had a small positive contribution. Stock selection was strongest within health care and information technology, which are two sectors in which this strategy tends to be overweight given long-term durable growth profiles of companies within these sectors. Stock selection within consumer discretionary and materials were the largest detractors from returns.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class C (without sales charge)	19.46	7.46	7.43
Class C (with sales charge)	19.46	7.46	7.43
Russell 3000® Index	23.81	13.86	13.50
Russell 2000® Growth Index	15.15	6.86	7.45
Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund)	PAGE 1	TSR-AR-14214M815

Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$253,714,160
Number of Holdings	74
Net Advisory Fee	$1,626,180
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Vericel Corp.	2.5%
LeMaitre Vascular, Inc.	2.4%
Kratos Defense & Security Solutions, Inc.	2.4%
Dycom Industries, Inc.	2.4%
HealthEquity, Inc.	2.3%
PJT Partners, Inc.	2.2%
Chart Industries, Inc.	2.2%
Intapp, Inc.	2.1%
Aris Water Solutions, Inc.	2.1%
Fabrinet	2.0%

Top Sectors*	(%)
Health Care	26.1%
Information Technology	24.2%
Industrials	19.5%
Consumer Discretionary	10.7%
Financials	7.5%
Energy	2.8%
Materials	2.4%
Real Estate	2.2%
Consumer Staples	2.2%
Cash & Other	2.4%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Fund Reorganization:
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved a Plan of Reorganization pursuant to which the Carillon Scout Small Cap Fund would be reorganized into the Carillon Chartwell Small Cap Growth Fund, with an anticipated closing date of April 25, 2024.
Fund Name Change:
Effective January 18, 2025, the Carillon Scout Small Cap Fund was renamed the Carillon Chartwell Small Cap Fund.
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective January 18, 2025, Chartwell Investment Partners, LLC replaced Scout Investments, Inc. as the fund’s subadviser.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective December 31, 2024, James McBride, CFA® ceased to serve as a Portfolio Manager of the Scout Small Cap Fund. Following Mr. McBride’s departure, Timothy L. Miller, CFA® became the lead portfolio manager for the fund.
In conjunction with the Sub Adviser change mentioned above, effective January 18, 2025 Frank L. Sustersic, CFA® and Theresa H. Tran, CFA® became the Portfolio Managers of the fund and are jointly and primarily responsible for all aspects of the fund’s management.
Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund)	PAGE 2	TSR-AR-14214M815

Changes to the Fund’s Principal Investment Strategy:
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved changes to the Carillon Scout Small Cap Fund effective January 18, 2025. Those changes included the implementation of a market cap range, within the range of the secondary index during the most recent12-month period, which defines a lower market cap limit that the Fund’s prior subadviser did not have; an increase of an additional 10%, up to a total of 20%, of its assets in foreign issuers; and permitting the Fund to purchase exchange-traded funds (“ETFs”) designed to track U.S. small-cap indices to manage the fund’s cash holdings and gain exposure to the types of securities in which the fund primarily invests.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund)	PAGE 3	TSR-AR-14214M815

Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund)
Class I | UMBHX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund) (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	0.92%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, the broad market, represented by the Russell 3000® Index, performed impressively with a +23% increase, marking the second consecutive year of substantial double-digit returns. Large caps outperformed their small cap counterparts during the year as well. While the Russell 2000® Growth Index underperformed the broad market, the fund’s strategy significantly outpaced the returns of the Russell 2000® Growth Index.
• During the period, security selection was the primary driver of the fund’s outperformance relative to the Russell 2000® Growth Index, while asset allocation had a small positive contribution. Stock selection was strongest within health care and information technology, which are two sectors in which this strategy tends to be overweight given long-term durable growth profiles of companies within these sectors. Stock selection within consumer discretionary and materials were the largest detractors from returns.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	20.61	8.54	9.94
Russell 3000® Index	23.81	13.86	12.55
Russell 2000® Growth Index	15.15	6.86	8.09
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund)	PAGE 1	TSR-AR-14214M799

1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$253,714,160
Number of Holdings	74
Net Advisory Fee	$1,626,180
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Vericel Corp.	2.5%
LeMaitre Vascular, Inc.	2.4%
Kratos Defense & Security Solutions, Inc.	2.4%
Dycom Industries, Inc.	2.4%
HealthEquity, Inc.	2.3%
PJT Partners, Inc.	2.2%
Chart Industries, Inc.	2.2%
Intapp, Inc.	2.1%
Aris Water Solutions, Inc.	2.1%
Fabrinet	2.0%

Top Sectors*	(%)
Health Care	26.1%
Information Technology	24.2%
Industrials	19.5%
Consumer Discretionary	10.7%
Financials	7.5%
Energy	2.8%
Materials	2.4%
Real Estate	2.2%
Consumer Staples	2.2%
Cash & Other	2.4%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Fund Reorganization:
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved a Plan of Reorganization pursuant to which the Carillon Scout Small Cap Fund would be reorganized into the Carillon Chartwell Small Cap Growth Fund, with an anticipated closing date of April 25, 2024.
Fund Name Change:
Effective January 18, 2025, the Carillon Scout Small Cap Fund was renamed the Carillon Chartwell Small Cap Fund.
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective January 18, 2025, Chartwell Investment Partners, LLC replaced Scout Investments, Inc. as the fund’s subadviser.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective December 31, 2024, James McBride, CFA® ceased to serve as a Portfolio Manager of the Scout Small Cap Fund. Following Mr. McBride’s departure, Timothy L. Miller, CFA® became the lead portfolio manager for the fund.
In conjunction with the Sub Adviser change mentioned above, effective January 18, 2025 Frank L. Sustersic, CFA® and Theresa H. Tran, CFA® became the Portfolio Managers of the fund and are jointly and primarily responsible for all aspects of the fund’s management.
Changes to the Fund’s Principal Investment Strategy:
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved changes to the Carillon Scout Small Cap Fund effective January 18, 2025. Those changes included the implementation of a market cap range, within the range of the secondary index during the most recent12-month period, which defines a lower market
Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund)	PAGE 2	TSR-AR-14214M799

cap limit that the Fund’s prior subadviser did not have; an increase of an additional 10%, up to a total of 20%, of its assets in foreign issuers; and permitting the Fund to purchase exchange-traded funds (“ETFs”) designed to track U.S. small-cap indices to manage the fund’s cash holdings and gain exposure to the types of securities in which the fund primarily invests.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class R-3 and R-5 shares were combined with Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund)	PAGE 3	TSR-AR-14214M799

Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund)
Class R-6 | CSSVX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund) (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$94	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• In 2024, the broad market, represented by the Russell 3000® Index, performed impressively with a +23% increase, marking the second consecutive year of substantial double-digit returns. Large caps outperformed their small cap counterparts during the year as well. While the Russell 2000® Growth Index underperformed the broad market, the fund’s strategy significantly outpaced the returns of the Russell 2000® Growth Index.
• During the period, security selection was the primary driver of the fund’s outperformance relative to the Russell 2000® Growth Index, while asset allocation had a small positive contribution. Stock selection was strongest within health care and information technology, which are two sectors in which this strategy tends to be overweight given long-term durable growth profiles of companies within these sectors. Stock selection within consumer discretionary and materials were the largest detractors from returns.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class R-6 (without sales charge)	20.70	8.64	8.61
Russell 3000® Index	23.81	13.86	13.50
Russell 2000® Growth Index	15.15	6.86	7.45
Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund)	PAGE 1	TSR-AR-14214M765

Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$253,714,160
Number of Holdings	74
Net Advisory Fee	$1,626,180
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Vericel Corp.	2.5%
LeMaitre Vascular, Inc.	2.4%
Kratos Defense & Security Solutions, Inc.	2.4%
Dycom Industries, Inc.	2.4%
HealthEquity, Inc.	2.3%
PJT Partners, Inc.	2.2%
Chart Industries, Inc.	2.2%
Intapp, Inc.	2.1%
Aris Water Solutions, Inc.	2.1%
Fabrinet	2.0%

Top Sectors*	(%)
Health Care	26.1%
Information Technology	24.2%
Industrials	19.5%
Consumer Discretionary	10.7%
Financials	7.5%
Energy	2.8%
Materials	2.4%
Real Estate	2.2%
Consumer Staples	2.2%
Cash & Other	2.4%
*	The Top Sectors are based on the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Fund Reorganization:
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved a Plan of Reorganization pursuant to which the Carillon Scout Small Cap Fund would be reorganized into the Carillon Chartwell Small Cap Growth Fund, with an anticipated closing date of April 25, 2024.
Fund Name Change:
Effective January 18, 2025, the Carillon Scout Small Cap Fund was renamed the Carillon Chartwell Small Cap Fund.
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective January 18, 2025, Chartwell Investment Partners, LLC replaced Scout Investments, Inc. as the fund’s subadviser.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective December 31, 2024, James McBride, CFA® ceased to serve as a Portfolio Manager of the Scout Small Cap Fund. Following Mr. McBride’s departure, Timothy L. Miller, CFA® became the lead portfolio manager for the fund.
In conjunction with the Sub Adviser change mentioned above, effective January 18, 2025 Frank L. Sustersic, CFA® and Theresa H. Tran, CFA® became the Portfolio Managers of the fund and are jointly and primarily responsible for all aspects of the fund’s management.
Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund)	PAGE 2	TSR-AR-14214M765

Changes to the Fund’s Principal Investment Strategy:
At meetings held on November 14-15, 2024, the Board of Trustees of Carillon Series Trust approved changes to the Carillon Scout Small Cap Fund effective January 18, 2025. Those changes included the implementation of a market cap range, within the range of the secondary index during the most recent12-month period, which defines a lower market cap limit that the Fund’s prior subadviser did not have; an increase of an additional 10%, up to a total of 20%, of its assets in foreign issuers; and permitting the Fund to purchase exchange-traded funds (“ETFs”) designed to track U.S. small-cap indices to manage the fund’s cash holdings and gain exposure to the types of securities in which the fund primarily invests.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Small Cap Fund (formerly Carillon Scout Small Cap Fund)	PAGE 3	TSR-AR-14214M765

Carillon Chartwell Real Income Fund
Class A | BERGX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65*	0.92%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund investment objective and principal investment strategies changed during 2024. While current income remains a focus for the fund, the primary objective balances that with a focus on preservation of inflation adjusted capital by seeking returns that exceed the rate of inflation over a complete market cycle. To implement its investment objectives, the fund invests, under normal circumstances, at least 60% of its net assets in Treasury Inflation Protected Securities (“TIPS”). In selecting TIPS and investments for the fund, the subadviser implements a relative value strategy.
• Since the fund’s transition, it has outperformed the Bloomberg U.S. Aggregate Bond Index. Within the fixed income markets, corporate spreads moved tighter in 2024, and the fund’s underweight to the space was a detractor to relative performance. However, selection within corporate bonds was positive and helped to more than offset this headwind. TIPS, of which the fund must hold at least 60% of net assets, were a relative underperformer during the period as inflation expectations moved slightly lower. The portion of the fund dedicated to TIPS performed in line with the Bloomberg U.S. TIPS Index. Lastly, while the higher coupon mortgages held by the fund outperformed the mortgage component of the Bloomberg U.S. Aggregate Index, the fund was underweight the asset class as a whole and therefore faced a headwind from a lower allocation.
• Away from fixed income, the fund held positions in precious metals through holdings in two exchange-traded funds as well as an allocation to cyclical equities. Both of these components added to relative and absolute performance. In particular, the fund saw additive performance from equity holdings in materials and information technology. A slight headwind to performance was found in equity holdings within industrials and consumer staples. While the equity allocation is capped at 15%, this exposure is viewed as an important hedge to the potential negative returns that a rising rate environment can cause.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Chartwell Real Income Fund	PAGE 1	TSR-AR-14214M468

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class A (without sales charge)	6.42
Class A (with sales charge)	2.40
Bloomberg U.S. Aggregate Bond Index	4.58
Bloomberg U.S. TIPS Index	3.54
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$249,066,040
Number of Holdings	73
Net Advisory Fee	$800,017
Portfolio Turnover	98%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
U.S. Treasury Securities	64.5%
Common Stocks	13.8%
Commercial Mortgage-Backed Securities	8.0%
Corporate Bonds	3.8%
Exchange Traded Funds	3.5%
Asset-Backed Securities	2.1%
Agency Mortgage-Backed Securities	1.8%
Money Market Funds	1.6%
Cash & Other	0.9%

Credit Breakdown*	(%)
US GVT/AGENCY	80.5%
AAA	11.1%
A	0.8%
BBB	1.2%
BB	1.8%
B	2.6%
UNRATED	2.0%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.
Changes to Fund’s Investment Objective or Goals:
Effective April 26, 2024, the Carillon Chartwell Real Income Fund changed it’s investment objective from primarily seeking current income and, secondarily, seeking to preserve capital to providing investors with current income and preserving inflation adjusted capital by seeking returns that exceed the rate of inflation over a complete market cycle.
Carillon Chartwell Real Income Fund	PAGE 2	TSR-AR-14214M468

Changes to the Fund’s Principal Investment Strategy:
Effective April 26, 2024 the Carillon Chartwell Real Income Fund’s principal investment strategies changed to reflect, among other things, that: (i) the Fund will invest at least 60% of its net assets in Treasury Inflation Protected Securities (“TIPS”); (ii) the limit on the Fund’s investments in common stocks will be reduced from 30% to 15% of the Fund’s net assets: (iii) the Fund will continue to invest in natural resources and precious metals companies and exchange-traded funds (“ETFs”) that invest in natural resources and precious metals companies and directly in gold and silver; (iv) the Fund intends to invest primarily in the equity securities of mid- and large cap companies, rather than the equity securities of companies of any market capitalization; and (v) the Fund’s investments in common stocks are not limited to dividend paying securities and the stocks of companies that the sub-adviser believes to be undervalued.
Fund Name Change:
Effective April 26, 2024, The Carillon Chartwell Real Income Fund changed its name; the previous name was the Carillon Chartwell Income Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Real Income Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Real Income Fund	PAGE 3	TSR-AR-14214M468

Carillon Chartwell Real Income Fund
Class C | BERHX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$118*	1.68%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund investment objective and principal investment strategies changed during 2024. While current income remains a focus for the fund, the primary objective balances that with a focus on preservation of inflation adjusted capital by seeking returns that exceed the rate of inflation over a complete market cycle. To implement its investment objectives, the fund invests, under normal circumstances, at least 60% of its net assets in Treasury Inflation Protected Securities (“TIPS”). In selecting TIPS and investments for the fund, the subadviser implements a relative value strategy.
• Since the fund’s transition, it has outperformed the Bloomberg U.S. Aggregate Bond Index. Within the fixed income markets, corporate spreads moved tighter in 2024, and the fund’s underweight to the space was a detractor to relative performance. However, selection within corporate bonds was positive and helped to more than offset this headwind. TIPS, of which the fund must hold at least 60% of net assets, were a relative underperformer during the period as inflation expectations moved slightly lower. The portion of the fund dedicated to TIPS performed in line with the Bloomberg U.S. TIPS Index. Lastly, while the higher coupon mortgages held by the fund outperformed the mortgage component of the Bloomberg U.S. Aggregate Index, the fund was underweight the asset class as a whole and therefore faced a headwind from a lower allocation.
• Away from fixed income, the fund held positions in precious metals through holdings in two exchange-traded funds as well as an allocation to cyclical equities. Both of these components added to relative and absolute performance. In particular, the fund saw additive performance from equity holdings in materials and information technology. A slight headwind to performance was found in equity holdings within industrials and consumer staples. While the equity allocation is capped at 15%, this exposure is viewed as an important hedge to the potential negative returns that a rising rate environment can cause.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Chartwell Real Income Fund	PAGE 1	TSR-AR-14214M450

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class C (without sales charge)	5.85
Class C (with sales charge)	4.85
Bloomberg U.S. Aggregate Bond Index	4.58
Bloomberg U.S. TIPS Index	3.54
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$249,066,040
Number of Holdings	73
Net Advisory Fee	$800,017
Portfolio Turnover	98%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
U.S. Treasury Securities	64.5%
Common Stocks	13.8%
Commercial Mortgage-Backed Securities	8.0%
Corporate Bonds	3.8%
Exchange Traded Funds	3.5%
Asset-Backed Securities	2.1%
Agency Mortgage-Backed Securities	1.8%
Money Market Funds	1.6%
Cash & Other	0.9%

Credit Breakdown*	(%)
US GVT/AGENCY	80.5%
AAA	11.1%
A	0.8%
BBB	1.2%
BB	1.8%
B	2.6%
UNRATED	2.0%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.
Changes to Fund’s Investment Objective or Goals:
Effective April 26, 2024, the Carillon Chartwell Real Income Fund changed it’s investment objective from primarily seeking current income and, secondarily, seeking to preserve capital to providing investors with current income and preserving inflation adjusted capital by seeking returns that exceed the rate of inflation over a complete market cycle.
Carillon Chartwell Real Income Fund	PAGE 2	TSR-AR-14214M450

Changes to the Fund’s Principal Investment Strategy:
Effective April 26, 2024 the Carillon Chartwell Real Income Fund’s principal investment strategies changed to reflect, among other things, that: (i) the Fund will invest at least 60% of its net assets in Treasury Inflation Protected Securities (“TIPS”); (ii) the limit on the Fund’s investments in common stocks will be reduced from 30% to 15% of the Fund’s net assets: (iii) the Fund will continue to invest in natural resources and precious metals companies and exchange-traded funds (“ETFs”) that invest in natural resources and precious metals companies and directly in gold and silver; (iv) the Fund intends to invest primarily in the equity securities of mid- and large cap companies, rather than the equity securities of companies of any market capitalization; and (v) the Fund’s investments in common stocks are not limited to dividend paying securities and the stocks of companies that the sub-adviser believes to be undervalued.
Fund Name Change:
Effective April 26, 2024, The Carillon Chartwell Real Income Fund changed its name; the previous name was the Carillon Chartwell Income Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Real Income Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Real Income Fund	PAGE 3	TSR-AR-14214M450

Carillon Chartwell Real Income Fund
Class I | BERIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund investment objective and principal investment strategies changed during 2024. While current income remains a focus for the fund, the primary objective balances that with a focus on preservation of inflation adjusted capital by seeking returns that exceed the rate of inflation over a complete market cycle. To implement its investment objectives, the fund invests, under normal circumstances, at least 60% of its net assets in Treasury Inflation Protected Securities (“TIPS”). In selecting TIPS and investments for the fund, the subadviser implements a relative value strategy. Performance through April 25, 2024, was attributable to the fund’s previous investment objectives and principal investment strategies.
• Since the fund’s transition, it has outperformed the Bloomberg U.S. Aggregate Bond Index. Within the fixed income markets, corporate spreads moved tighter in 2024, and the fund’s underweight to the space was a detractor to relative performance. However, selection within corporate bonds was positive and helped to more than offset this headwind. TIPS, of which the fund must hold at least 60% of net assets, were a relative underperformer during the period as inflation expectations moved slightly lower. The portion of the fund dedicated to TIPS performed in line with the Bloomberg U.S. TIPS Index. Lastly, while the higher coupon mortgages held by the fund outperformed the mortgage component of the Bloomberg U.S. Aggregate Index, the fund was underweight the asset class as a whole and therefore faced a headwind from a lower allocation.
• Away from fixed income, the fund held positions in precious metals through holdings in two exchange-traded funds as well as an allocation to cyclical equities. Both of these components added to relative and absolute performance. In particular, the fund saw additive performance from equity holdings in materials and information technology. A slight headwind to performance was found in equity holdings within industrials and consumer staples. While the equity allocation is capped at 15%, this exposure is viewed as an important hedge to the potential negative returns that a rising rate environment can cause.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Chartwell Real Income Fund	PAGE 1	TSR-AR-16140T202

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	7.20	3.09	3.30
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Bloomberg U.S. TIPS Index	1.84	1.87	2.24
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	Performance through April 25, 2024 reflects the Fund’s performance pursuant to its previous investment objectives and principal investment strategies.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$249,066,040
Number of Holdings	73
Net Advisory Fee	$800,017
Portfolio Turnover	98%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
U.S. Treasury Securities	64.5%
Common Stocks	13.8%
Commercial Mortgage-Backed Securities	8.0%
Corporate Bonds	3.8%
Exchange Traded Funds	3.5%
Asset-Backed Securities	2.1%
Agency Mortgage-Backed Securities	1.8%
Money Market Funds	1.6%
Cash & Other	0.9%

Credit Breakdown*	(%)
US GVT/AGENCY	80.5%
AAA	11.1%
A	0.8%
BBB	1.2%
BB	1.8%
B	2.6%
UNRATED	2.0%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.
Changes to Fund’s Investment Objective or Goals:
Effective April 26, 2024, the Carillon Chartwell Real Income Fund changed it’s investment objective from primarily seeking current income and, secondarily, seeking to preserve capital to providing investors with current income and preserving inflation adjusted capital by seeking returns that exceed the rate of inflation over a complete market cycle.
Changes to the Fund’s Principal Investment Strategy:
Effective April 26, 2024 the Carillon Chartwell Real Income Fund’s principal investment strategies changed to reflect, among other things, that: (i) the Fund will invest at least 60% of its net assets in Treasury Inflation Protected Securities (“TIPS”); (ii) the limit on the Fund’s investments in common stocks will be reduced from 30% to 15% of the Fund’s net assets: (iii) the Fund will continue to invest in natural resources and precious metals companies and exchange-traded funds (“ETFs”) that invest in natural resources and precious metals companies and directly in gold and silver; (iv) the Fund intends to invest primarily in the equity securities of mid- and large cap companies, rather than the equity securities of companies of any market capitalization; and (v) the Fund’s investments in common stocks are not limited to dividend paying securities and the stocks of companies that the sub-adviser believes to be undervalued.
Carillon Chartwell Real Income Fund	PAGE 2	TSR-AR-16140T202

Fund Name Change:
Effective April 26, 2024, The Carillon Chartwell Real Income Fund changed its name; the previous name was the Carillon Chartwell Income Fund.
Other Material Fund Changes:
Effective April 26, 2024, Class Chartwell shares were redesignated as Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Real Income Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Real Income Fund	PAGE 3	TSR-AR-16140T202

Carillon Chartwell Real Income Fund
Class R-6 | BERSX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$38*	0.54%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The fund investment objective and principal investment strategies changed during 2024. While current income remains a focus for the fund, the primary objective balances that with a focus on preservation of inflation adjusted capital by seeking returns that exceed the rate of inflation over a complete market cycle. To implement its investment objectives, the fund invests, under normal circumstances, at least 60% of its net assets in Treasury Inflation Protected Securities (“TIPS”). In selecting TIPS and investments for the fund, the subadviser implements a relative value strategy.
• Since the fund’s transition, it has outperformed the Bloomberg U.S. Aggregate Bond Index. Within the fixed income markets, corporate spreads moved tighter in 2024, and the fund’s underweight to the space was a detractor to relative performance. However, selection within corporate bonds was positive and helped to more than offset this headwind. TIPS, of which the fund must hold at least 60% of net assets, were a relative underperformer during the period as inflation expectations moved slightly lower. The portion of the fund dedicated to TIPS performed in line with the Bloomberg U.S. TIPS Index. Lastly, while the higher coupon mortgages held by the fund outperformed the mortgage component of the Bloomberg U.S. Aggregate Index, the fund was underweight the asset class as a whole and therefore faced a headwind from a lower allocation.
• Away from fixed income, the fund held positions in precious metals through holdings in two exchange-traded funds as well as an allocation to cyclical equities. Both of these components added to relative and absolute performance. In particular, the fund saw additive performance from equity holdings in materials and information technology. A slight headwind to performance was found in equity holdings within industrials and consumer staples. While the equity allocation is capped at 15%, this exposure is viewed as an important hedge to the potential negative returns that a rising rate environment can cause.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Carillon Chartwell Real Income Fund	PAGE 1	TSR-AR-14214M443

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class R-6 (without sales charge)	6.67
Bloomberg U.S. Aggregate Bond Index	4.58
Bloomberg U.S. TIPS Index	3.54
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$249,066,040
Number of Holdings	73
Net Advisory Fee	$800,017
Portfolio Turnover	98%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
U.S. Treasury Securities	64.5%
Common Stocks	13.8%
Commercial Mortgage-Backed Securities	8.0%
Corporate Bonds	3.8%
Exchange Traded Funds	3.5%
Asset-Backed Securities	2.1%
Agency Mortgage-Backed Securities	1.8%
Money Market Funds	1.6%
Cash & Other	0.9%

Credit Breakdown*	(%)
US GVT/AGENCY	80.5%
AAA	11.1%
A	0.8%
BBB	1.2%
BB	1.8%
B	2.6%
UNRATED	2.0%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.
Changes to Fund’s Investment Objective or Goals:
Effective April 26, 2024, the Carillon Chartwell Real Income Fund changed it’s investment objective from primarily seeking current income and, secondarily, seeking to preserve capital to providing investors with current income and preserving inflation adjusted capital by seeking returns that exceed the rate of inflation over a complete market cycle.
Carillon Chartwell Real Income Fund	PAGE 2	TSR-AR-14214M443

Changes to the Fund’s Principal Investment Strategy:
Effective April 26, 2024 the Carillon Chartwell Real Income Fund’s principal investment strategies changed to reflect, among other things, that: (i) the Fund will invest at least 60% of its net assets in Treasury Inflation Protected Securities (“TIPS”); (ii) the limit on the Fund’s investments in common stocks will be reduced from 30% to 15% of the Fund’s net assets: (iii) the Fund will continue to invest in natural resources and precious metals companies and exchange-traded funds (“ETFs”) that invest in natural resources and precious metals companies and directly in gold and silver; (iv) the Fund intends to invest primarily in the equity securities of mid- and large cap companies, rather than the equity securities of companies of any market capitalization; and (v) the Fund’s investments in common stocks are not limited to dividend paying securities and the stocks of companies that the sub-adviser believes to be undervalued.
Fund Name Change:
Effective April 26, 2024, The Carillon Chartwell Real Income Fund changed its name; the previous name was the Carillon Chartwell Income Fund.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Real Income Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Real Income Fund	PAGE 3	TSR-AR-14214M443

Carillon Chartwell Short Duration High Yield Fund
Class A | CWFAX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51*	0.74%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rates proved volatile, as investor’s outlook for the economy, inflation expectations, and their expectations for Federal Reserve policy varied meaningfully throughout the year.
• The primary drivers of relative performance were the fund’s shorter duration, higher coupon income, and overweight corporate credit. The portfolio’s yield to maturity and average spread were little changed during the year. As such, the majority of performance was attributable to coupon income.
• Underweight positions in the Retail and Basic Industry sectors were detrimental to performance. This was partially offset by overweight positions in Transportation and Healthcare which contributed positively. Every sector contributed positive absolute returns for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Chartwell Short Duration High Yield Fund	PAGE 1	TSR-AR-14214M435

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class A (without sales charge)	4.57
Class A (with sales charge)	0.61
Bloomberg U.S. Aggregate Bond Index	4.58
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	5.39
Bloomberg Intermediate U.S. Government/Credit Index	4.54
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance indices are being maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$269,408,268
Number of Holdings	68
Net Advisory Fee	$527,911
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Tenet Healthcare Corp.	2.5%
Starwood Property Trust, Inc.	2.5%
Jazz Securities DAC	2.5%
Crown Americas LLC/Crown Americas Capital Corp. VI	2.5%
HAT Holdings I LLC/HAT Holdings II LLC	2.5%
TEGNA, Inc.	2.5%
Vistra Operations Co. LLC	2.5%
OneMain Finance Corp.	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.4%
Travel + Leisure Co.	2.4%

Security Type	(%)
Corporate Bonds	96.3%
Cash & Other	3.7%

Credit Breakdown*	(%)
AAA	2.5%
BBB	27.5%
BB	70.0%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Short Duration High Yield Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Short Duration High Yield Fund	PAGE 2	TSR-AR-14214M435

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Short Duration High Yield Fund	PAGE 3	TSR-AR-14214M435

Carillon Chartwell Short Duration High Yield Fund
Class C | CWFCX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$103*	1.49%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rates proved volatile, as investor’s outlook for the economy, inflation expectations, and their expectations for Federal Reserve policy varied meaningfully throughout the year.
• The primary drivers of relative performance were the fund’s shorter duration, higher coupon income, and overweight corporate credit. The portfolio’s yield to maturity and average spread were little changed during the year. As such, the majority of performance was attributable to coupon income.
• Underweight positions in the Retail and Basic Industry sectors were detrimental to performance. This was partially offset by overweight positions in Transportation and Healthcare which contributed positively. Every sector contributed positive absolute returns for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Chartwell Short Duration High Yield Fund	PAGE 1	TSR-AR-14214M427

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class C (without sales charge)	4.04
Class C (with sales charge)	3.04
Bloomberg U.S. Aggregate Bond Index	4.58
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	5.39
Bloomberg Intermediate U.S. Government/Credit Index	4.54
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance indices are being maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$269,408,268
Number of Holdings	68
Net Advisory Fee	$527,911
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Tenet Healthcare Corp.	2.5%
Starwood Property Trust, Inc.	2.5%
Jazz Securities DAC	2.5%
Crown Americas LLC/Crown Americas Capital Corp. VI	2.5%
HAT Holdings I LLC/HAT Holdings II LLC	2.5%
TEGNA, Inc.	2.5%
Vistra Operations Co. LLC	2.5%
OneMain Finance Corp.	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.4%
Travel + Leisure Co.	2.4%

Security Type	(%)
Corporate Bonds	96.3%
Cash & Other	3.7%

Credit Breakdown*	(%)
AAA	2.5%
BBB	27.5%
BB	70.0%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Short Duration High Yield Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Short Duration High Yield Fund	PAGE 2	TSR-AR-14214M427

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Short Duration High Yield Fund	PAGE 3	TSR-AR-14214M427

Carillon Chartwell Short Duration High Yield Fund
Class I | CWFIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rates proved volatile, as investor’s outlook for the economy, inflation expectations, and their expectations for Federal Reserve policy varied meaningfully throughout the year.
• The primary drivers of relative performance were the fund’s shorter duration, higher coupon income, and overweight corporate credit. The portfolio’s yield to maturity and average spread were little changed during the year. As such, the majority of performance was attributable to coupon income.
• Underweight positions in the Retail and Basic Industry sectors were detrimental to performance. This was partially offset by overweight positions in Transportation and Healthcare which contributed positively. Every sector contributed positive absolute returns for the year.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.78	3.37	3.25
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	6.69	4.15	4.38
Bloomberg Intermediate U.S. Government/Credit Index	3.00	0.86	1.71
Carillon Chartwell Short Duration High Yield Fund	PAGE 1	TSR-AR-16140T400

Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance indices are being maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$269,408,268
Number of Holdings	68
Net Advisory Fee	$527,911
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Tenet Healthcare Corp.	2.5%
Starwood Property Trust, Inc.	2.5%
Jazz Securities DAC	2.5%
Crown Americas LLC/Crown Americas Capital Corp. VI	2.5%
HAT Holdings I LLC/HAT Holdings II LLC	2.5%
TEGNA, Inc.	2.5%
Vistra Operations Co. LLC	2.5%
OneMain Finance Corp.	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.4%
Travel + Leisure Co.	2.4%

Security Type	(%)
Corporate Bonds	96.3%
Cash & Other	3.7%

Credit Breakdown*	(%)
AAA	2.5%
BBB	27.5%
BB	70.0%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.
Other Material Fund Changes:
Effective April 26, 2024, Class Chartwell shares were redesignated as Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Short Duration High Yield Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Short Duration High Yield Fund	PAGE 2	TSR-AR-16140T400

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Short Duration High Yield Fund	PAGE 3	TSR-AR-16140T400

Carillon Chartwell Short Duration High Yield Fund
Class R-6 | CWFRX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$27*	0.39%
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to December 31, 2024. Expenses for the full reporting period from January 1, 2024 to December 31, 2024 would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rates proved volatile, as investor’s outlook for the economy, inflation expectations, and their expectations for Federal Reserve policy varied meaningfully throughout the year.
• The primary drivers of relative performance were the fund’s shorter duration, higher coupon income, and overweight corporate credit. The portfolio’s yield to maturity and average spread were little changed during the year. As such, the majority of performance was attributable to coupon income.
• Underweight positions in the Retail and Basic Industry sectors were detrimental to performance. This was partially offset by overweight positions in Transportation and Healthcare which contributed positively. Every sector contributed positive absolute returns for the year.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Carillon Chartwell Short Duration High Yield Fund	PAGE 1	TSR-AR-14214M419

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/26/2024)
Class R-6 (without sales charge)	4.82
Bloomberg U.S. Aggregate Bond Index	4.58
ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index	5.39
Bloomberg Intermediate U.S. Government/Credit Index	4.54
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance indices are being maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$269,408,268
Number of Holdings	68
Net Advisory Fee	$527,911
Portfolio Turnover	41%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top 10 Issuers	(%)
Tenet Healthcare Corp.	2.5%
Starwood Property Trust, Inc.	2.5%
Jazz Securities DAC	2.5%
Crown Americas LLC/Crown Americas Capital Corp. VI	2.5%
HAT Holdings I LLC/HAT Holdings II LLC	2.5%
TEGNA, Inc.	2.5%
Vistra Operations Co. LLC	2.5%
OneMain Finance Corp.	2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.	2.4%
Travel + Leisure Co.	2.4%

Security Type	(%)
Corporate Bonds	96.3%
Cash & Other	3.7%

Credit Breakdown*	(%)
AAA	2.5%
BBB	27.5%
BB	70.0%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Short Duration High Yield Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Chartwell Short Duration High Yield Fund	PAGE 2	TSR-AR-14214M419

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Chartwell Short Duration High Yield Fund	PAGE 3	TSR-AR-14214M419

Carillon Reams Core Bond Fund
Class A | CRCBX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• The key contributors to the fund’s performance vs. the Bloomberg U.S. Aggregate Bond Index during the year included an overweight to securitized products: Agency and Non-Agency MBS, ABS, and CMBS. Opportunistic positioning within the MBS coupon stack to take advantage of rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. Selection of certain ABS with attractive embedded options was constructive for performance. IG corporates also contributed positively as credit spreads tightened during the year; the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance.
• The main detractor from performance was duration positioning as interest rates moved broadly higher. During certain periods of the year the fund maintained a longer duration than the Bloomberg U.S. Aggregate Bond Index. The fund’s yield curve positioning provided a minor offset to the duration impact.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Reams Core Bond Fund	PAGE 1	TSR-AR-14214L270

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class A (without sales charge)	1.13	0.59	1.60
Class A (with sales charge)	-2.63	-0.16	1.06
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.01
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$478,833,780
Number of Holdings	222
Net Advisory Fee	$828,470
Portfolio Turnover	522%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
Agency Mortgage-Backed Securities	37.1%
Corporate Bonds	25.9%
Asset-Backed Securities	18.9%
U.S. Treasury Securities	18.3%
U.S. Treasury Bills	18.0%
Commercial Mortgage-Backed Securities	14.6%
Cash & Other	-32.8%

Credit Breakdown*	(%)
US GVT/AGENCY	55.6%
AAA	18.3%
AA	2.6%
A	18.5%
BBB	4.2%
UNRATED	0.9%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the investment advisory and subadvisory fee rate for the Carillon Reams Core Bond Fund of 0.05%, and approved a decrease of 0.05% in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. This change went into effect on March 1, 2024.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class Y shares were combined with Class A shares. Front-end sales load will be waived for new purchases of Class A shares by former Class Y shareholders.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Bond Fund	PAGE 2	TSR-AR-14214L270

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Bond Fund	PAGE 3	TSR-AR-14214L270

Carillon Reams Core Bond Fund
Class C | CRCDX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	1.51%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• The key contributors to the fund’s performance vs. the Bloomberg U.S. Aggregate Bond Index during the year included an overweight to securitized products: Agency and Non-Agency MBS, ABS, and CMBS. Opportunistic positioning within the MBS coupon stack to take advantage of rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. Selection of certain ABS with attractive embedded options was constructive for performance. IG corporates also contributed positively as credit spreads tightened during the year; the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance.
• The main detractor from performance was duration positioning as interest rates moved broadly higher. During certain periods of the year the fund maintained a longer duration than the Bloomberg U.S. Aggregate Bond Index. The fund’s yield curve positioning provided a minor offset to the duration impact.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Reams Core Bond Fund	PAGE 1	TSR-AR-14214L262

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class C (without sales charge)	0.45	-0.16	0.85
Class C (with sales charge)	0.45	-0.16	0.85
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.01
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$478,833,780
Number of Holdings	222
Net Advisory Fee	$828,470
Portfolio Turnover	522%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
Agency Mortgage-Backed Securities	37.1%
Corporate Bonds	25.9%
Asset-Backed Securities	18.9%
U.S. Treasury Securities	18.3%
U.S. Treasury Bills	18.0%
Commercial Mortgage-Backed Securities	14.6%
Cash & Other	-32.8%

Credit Breakdown*	(%)
US GVT/AGENCY	55.6%
AAA	18.3%
AA	2.6%
A	18.5%
BBB	4.2%
UNRATED	0.9%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the investment advisory and subadvisory fee rate for the Carillon Reams Core Bond Fund of 0.05%, and approved a decrease of 0.05% in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. This change went into effect on March 1, 2024.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Bond Fund	PAGE 2	TSR-AR-14214L262

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Bond Fund	PAGE 3	TSR-AR-14214L262

Carillon Reams Core Bond Fund
Class I | SCCIX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.44%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• The key contributors to the fund’s performance vs. the Bloomberg U.S. Aggregate Bond Index during the year included an overweight to securitized products: Agency and Non-Agency MBS, ABS, and CMBS. Opportunistic positioning within the MBS coupon stack to take advantage of rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. Selection of certain ABS with attractive embedded options was constructive for performance. IG corporates also contributed positively as credit spreads tightened during the year; the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance.
• The main detractor from performance was duration positioning as interest rates moved broadly higher. During certain periods of the year the fund maintained a longer duration than the Bloomberg U.S. Aggregate Bond Index. The fund’s yield curve positioning provided a minor offset to the duration impact.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Reams Core Bond Fund	PAGE 1	TSR-AR-14214L254

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	1.45	0.97	2.06
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$478,833,780
Number of Holdings	222
Net Advisory Fee	$828,470
Portfolio Turnover	522%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
Agency Mortgage-Backed Securities	37.1%
Corporate Bonds	25.9%
Asset-Backed Securities	18.9%
U.S. Treasury Securities	18.3%
U.S. Treasury Bills	18.0%
Commercial Mortgage-Backed Securities	14.6%
Cash & Other	-32.8%

Credit Breakdown*	(%)
US GVT/AGENCY	55.6%
AAA	18.3%
AA	2.6%
A	18.5%
BBB	4.2%
UNRATED	0.9%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the investment advisory and subadvisory fee rate for the Carillon Reams Core Bond Fund of 0.05%, and approved an increase of 0.05% in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. This change went into on March 1, 2024.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class R-3 and R-5 shares were combined with Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Bond Fund	PAGE 2	TSR-AR-14214L254

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Bond Fund	PAGE 3	TSR-AR-14214L254

Carillon Reams Core Bond Fund
Class R-6 | CRCUX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$36	0.36%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• The key contributors to the fund’s performance vs. the Bloomberg U.S. Aggregate Bond Index during the year included an overweight to securitized products: Agency and Non-Agency MBS, ABS, and CMBS. Opportunistic positioning within the MBS coupon stack to take advantage of rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. Selection of certain ABS with attractive embedded options was constructive for performance. IG corporates also contributed positively as credit spreads tightened during the year; the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance.
• The main detractor from performance was duration positioning as interest rates moved broadly higher. During certain periods of the year the fund maintained a longer duration than the Bloomberg U.S. Aggregate Bond Index. The fund’s yield curve positioning provided a minor offset to the duration impact.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Carillon Reams Core Bond Fund	PAGE 1	TSR-AR-14214L221

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class R-6 (without sales charge)	1.62	1.03	2.03
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.01
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$478,833,780
Number of Holdings	222
Net Advisory Fee	$828,470
Portfolio Turnover	522%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
Agency Mortgage-Backed Securities	37.1%
Corporate Bonds	25.9%
Asset-Backed Securities	18.9%
U.S. Treasury Securities	18.3%
U.S. Treasury Bills	18.0%
Commercial Mortgage-Backed Securities	14.6%
Cash & Other	-32.8%

Credit Breakdown*	(%)
US GVT/AGENCY	55.6%
AAA	18.3%
AA	2.6%
A	18.5%
BBB	4.2%
UNRATED	0.9%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the investment advisory and subadvisory fee rate for the Carillon Reams Core Bond Fund of 0.05%, and approved a decrease of 0.05% in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. This change went into effect on March 1, 2024.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Bond Fund	PAGE 2	TSR-AR-14214L221

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Bond Fund	PAGE 3	TSR-AR-14214L221

Carillon Reams Core Plus Bond Fund
Class A | SCPDX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• The key contributors to the fund’s performance vs. the Bloomberg U.S. Aggregate Bond Index during the year included an overweight to securitized products: Agency and Non-Agency MBS and ABS. Opportunistic positioning within the MBS coupon stack to take advantage of rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. Selection of certain ABS with attractive embedded options was constructive for performance. IG corporates also contributed positively as credit spreads tightened during the year; the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance. Opportunistic exposure to HY corporates also benefitted from broadly tighter spreads and the rally in risk markets. The Fund’s yield curve positioning aided performance as the yield curve steepened.
• The main detractor from performance was duration positioning as interest rates moved broadly higher. During certain periods of the year the Fund maintained a longer duration than the Bloomberg U.S. Aggregate Bond Index. Non-USD exposure also detracted from performance as overseas markets encountered fiscal challenges. Meanwhile, U.S. dollar strength persisted and rose against every major currency. CMBS was a minor detractor with commercial property continuing to face stress.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Reams Core Plus Bond Fund	PAGE 1	TSR-AR-14214M666

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class A (without sales charge)	1.02	1.25	2.05
Class A (with sales charge)	-2.78	0.48	1.50
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.01
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,773,306,819
Number of Holdings	223
Net Advisory Fee	$3,962,785
Portfolio Turnover	502%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
Agency Mortgage-Backed Securities	38.1%
U.S. Treasury Securities	23.2%
U.S. Treasury Bills	21.4%
Corporate Bonds	19.9%
Asset-Backed Securities	16.0%
Commercial Mortgage-Backed Securities	12.5%
Foreign Government Debt Obligations	2.4%
Credit Default Swaps	0.1%
Cash & Other	-33.6%

Credit Breakdown*	(%)
US GVT/AGENCY	61.5%
AAA	15.7%
AA	2.2%
A	14.0%
BBB	7.5%
Below IG	2.5%
UNRATED	0.9%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class Y shares were combined with Class A shares. Front-end sales load will be waived for new purchases of Class A shares by former Class Y shareholders.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Plus Bond Fund	PAGE 2	TSR-AR-14214M666

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Plus Bond Fund	PAGE 3	TSR-AR-14214M666

Carillon Reams Core Plus Bond Fund
Class C | SCPEX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$155	1.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• The key contributors to the fund’s performance vs. the Bloomberg U.S. Aggregate Bond Index during the year included an overweight to securitized products: Agency and Non-Agency MBS and ABS. Opportunistic positioning within the MBS coupon stack to take advantage of rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. Selection of certain ABS with attractive embedded options was constructive for performance. IG corporates also contributed positively as credit spreads tightened during the year; the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance. Opportunistic exposure to HY corporates also benefitted from broadly tighter spreads and the rally in risk markets. The Fund’s yield curve positioning aided performance as the yield curve steepened.
• The main detractor from performance was duration positioning as interest rates moved broadly higher. During certain periods of the year the Fund maintained a longer duration than the Bloomberg U.S. Aggregate Bond Index. Non-USD exposure also detracted from performance as overseas markets encountered fiscal challenges. Meanwhile, U.S. dollar strength persisted and rose against every major currency. CMBS was a minor detractor with commercial property continuing to face stress.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Reams Core Plus Bond Fund	PAGE 1	TSR-AR-14214M658

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class C (without sales charge)	0.29	0.52	1.30
Class C (with sales charge)	0.29	0.52	1.30
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.01
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,773,306,819
Number of Holdings	223
Net Advisory Fee	$3,962,785
Portfolio Turnover	502%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
Agency Mortgage-Backed Securities	38.1%
U.S. Treasury Securities	23.2%
U.S. Treasury Bills	21.4%
Corporate Bonds	19.9%
Asset-Backed Securities	16.0%
Commercial Mortgage-Backed Securities	12.5%
Foreign Government Debt Obligations	2.4%
Credit Default Swaps	0.1%
Cash & Other	-33.6%

Credit Breakdown*	(%)
US GVT/AGENCY	61.5%
AAA	15.7%
AA	2.2%
A	14.0%
BBB	7.5%
Below IG	2.5%
UNRATED	0.9%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Plus Bond Fund	PAGE 2	TSR-AR-14214M658

Carillon Reams Core Plus Bond Fund
Class I | SCPZX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.48%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• The key contributors to the fund’s performance vs. the Bloomberg U.S. Aggregate Bond Index during the year included an overweight to securitized products: Agency and Non-Agency MBS and ABS. Opportunistic positioning within the MBS coupon stack to take advantage of rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. Selection of certain ABS with attractive embedded options was constructive for performance. IG corporates also contributed positively as credit spreads tightened during the year; the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance. Opportunistic exposure to HY corporates also benefitted from broadly tighter spreads and the rally in risk markets. The Fund’s yield curve positioning aided performance as the yield curve steepened.
• The main detractor from performance was duration positioning as interest rates moved broadly higher. During certain periods of the year the Fund maintained a longer duration than the Bloomberg U.S. Aggregate Bond Index. Non-USD exposure also detracted from performance as overseas markets encountered fiscal challenges. Meanwhile, U.S. dollar strength persisted and rose against every major currency. CMBS was a minor detractor with commercial property continuing to face stress.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Reams Core Plus Bond Fund	PAGE 1	TSR-AR-14214M641

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	1.34	1.65	2.43
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.35
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,773,306,819
Number of Holdings	223
Net Advisory Fee	$3,962,785
Portfolio Turnover	502%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
Agency Mortgage-Backed Securities	38.1%
U.S. Treasury Securities	23.2%
U.S. Treasury Bills	21.4%
Corporate Bonds	19.9%
Asset-Backed Securities	16.0%
Commercial Mortgage-Backed Securities	12.5%
Foreign Government Debt Obligations	2.4%
Credit Default Swaps	0.1%
Cash & Other	-33.6%

Credit Breakdown*	(%)
US GVT/AGENCY	61.5%
AAA	15.7%
AA	2.2%
A	14.0%
BBB	7.5%
Below IG	2.5%
UNRATED	0.9%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved an increase of 0.10% in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Carillon Reams Core Plus Bond Fund. This change went into effect on March 1, 2024.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class R-3 and R-5 shares were combined with Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Core Plus Bond Fund	PAGE 2	TSR-AR-14214M641

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Plus Bond Fund	PAGE 3	TSR-AR-14214M641

Carillon Reams Core Plus Bond Fund
Class R-6 | SCPWX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$40	0.40%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• The key contributors to the fund’s performance vs. the Bloomberg U.S. Aggregate Bond Index during the year included an overweight to securitized products: Agency and Non-Agency MBS and ABS. Opportunistic positioning within the MBS coupon stack to take advantage of rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. Selection of certain ABS with attractive embedded options was constructive for performance. IG corporates also contributed positively as credit spreads tightened during the year; the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance. Opportunistic exposure to HY corporates also benefitted from broadly tighter spreads and the rally in risk markets. The Fund’s yield curve positioning aided performance as the yield curve steepened.
• The main detractor from performance was duration positioning as interest rates moved broadly higher. During certain periods of the year the Fund maintained a longer duration than the Bloomberg U.S. Aggregate Bond Index. Non-USD exposure also detracted from performance as overseas markets encountered fiscal challenges. Meanwhile, U.S. dollar strength persisted and rose against every major currency. CMBS was a minor detractor with commercial property continuing to face stress.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Carillon Reams Core Plus Bond Fund	PAGE 1	TSR-AR-14214M617

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class R-6 (without sales charge)	1.46	1.67	2.47
Bloomberg U.S. Aggregate Bond Index	1.25	-0.33	1.01
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,773,306,819
Number of Holdings	223
Net Advisory Fee	$3,962,785
Portfolio Turnover	502%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
Agency Mortgage-Backed Securities	38.1%
U.S. Treasury Securities	23.2%
U.S. Treasury Bills	21.4%
Corporate Bonds	19.9%
Asset-Backed Securities	16.0%
Commercial Mortgage-Backed Securities	12.5%
Foreign Government Debt Obligations	2.4%
Credit Default Swaps	0.1%
Cash & Other	-33.6%

Credit Breakdown*	(%)
US GVT/AGENCY	61.5%
AAA	15.7%
AA	2.2%
A	14.0%
BBB	7.5%
Below IG	2.5%
UNRATED	0.9%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Core Plus Bond Fund	PAGE 2	TSR-AR-14214M617

Carillon Reams Unconstrained Bond Fund
Class A | SUBDX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• Key drivers of the fund’s performance during the year included corporate credit and ABS. IG corporates contributed positively as credit spreads tightened during the year; and the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance. Opportunistic exposure to HY corporates also benefitted from broadly tighter spreads and the rally in risk markets. Selection of certain ABS with attractive embedded options was constructive for performance. Meaningful allocations to Agency and Non-Agency MBS were also additive. Opportunistic positioning within the MBS coupon stack to take advantage of interest rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. The Fund utilized duration to capture attractive real interest rates.
• Non-USD exposure was the main detractor from performance as overseas markets encountered fiscal challenges. Meanwhile, U.S. dollar strength persisted and rose against every major currency.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Reams Unconstrained Bond Fund	PAGE 1	TSR-AR-14214M740

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class A (without sales charge)	3.92	3.30	3.19
Class A (with sales charge)	-0.00	2.51	2.64
Bloomberg US Aggregate Bond Index	1.25	-0.33	1.01
ICE BofA US 3-Month Treasury Bill Index	5.28	2.48	2.35
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,627,891,171
Number of Holdings	191
Net Advisory Fee	$5,005,801
Portfolio Turnover	566%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
Agency Mortgage-Backed Securities	40.9%
U.S. Treasury Bills	23.5%
U.S. Treasury Securities	19.6%
Asset-Backed Securities	18.3%
Corporate Bonds	11.9%
Commercial Mortgage-Backed Securities	10.8%
Foreign Government Debt Obligations	7.7%
Medium-Term Notes	1.7%
Cash & Other	-34.4%

Credit Breakdown*	(%)
US GVT/AGENCY	60.8%
AAA	16.2%
AA	1.9%
A	7.2%
BBB	3.7%
Below IG	7.9%
UNRATED	2.2%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the investment advisory and subadvisory fee rate for the Carillon Reams Unconstrained Fund of 0.10%, and approved an increase of 0.10% in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. This change went into effect on March 1, 2024.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class Y shares were combined with Class A shares. Front-end sales load will be waived for new purchases of Class A shares by former Class Y shareholders.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at
Carillon Reams Unconstrained Bond Fund	PAGE 2	TSR-AR-14214M740

https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Unconstrained Bond Fund	PAGE 3	TSR-AR-14214M740

Carillon Reams Unconstrained Bond Fund
Class C | SUBEX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$167	1.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• Key drivers of the fund’s performance during the year included corporate credit and ABS. IG corporates contributed positively as credit spreads tightened during the year; and the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance. Opportunistic exposure to HY corporates also benefitted from broadly tighter spreads and the rally in risk markets. Selection of certain ABS with attractive embedded options was constructive for performance. Meaningful allocations to Agency and Non-Agency MBS were also additive. Opportunistic positioning within the MBS coupon stack to take advantage of interest rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. The Fund utilized duration to capture attractive real interest rates.
• Non-USD exposure was the main detractor from performance as overseas markets encountered fiscal challenges. Meanwhile, U.S. dollar strength persisted and rose against every major currency.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Reams Unconstrained Bond Fund	PAGE 1	TSR-AR-14214M732

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class C (without sales charge)	3.14	2.53	2.41
Class C (with sales charge)	3.14	2.53	2.41
Bloomberg US Aggregate Bond Index	1.25	-0.33	1.01
ICE BofA US 3-Month Treasury Bill Index	5.28	2.48	2.35
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,627,891,171
Number of Holdings	191
Net Advisory Fee	$5,005,801
Portfolio Turnover	566%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
Agency Mortgage-Backed Securities	40.9%
U.S. Treasury Bills	23.5%
U.S. Treasury Securities	19.6%
Asset-Backed Securities	18.3%
Corporate Bonds	11.9%
Commercial Mortgage-Backed Securities	10.8%
Foreign Government Debt Obligations	7.7%
Medium-Term Notes	1.7%
Cash & Other	-34.4%

Credit Breakdown*	(%)
US GVT/AGENCY	60.8%
AAA	16.2%
AA	1.9%
A	7.2%
BBB	3.7%
Below IG	7.9%
UNRATED	2.2%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the investment advisory and subadvisory fee rate for the Carillon Reams Unconstrained Fund of 0.10%, and approved an increase of 0.10% in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. This change went into effect on March 1, 2024.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Unconstrained Bond Fund	PAGE 2	TSR-AR-14214M732

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Unconstrained Bond Fund	PAGE 3	TSR-AR-14214M732

Carillon Reams Unconstrained Bond Fund
Class I | SUBFX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	0.58%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• Key drivers of the fund’s performance during the year included corporate credit and ABS. IG corporates contributed positively as credit spreads tightened during the year; and the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance. Opportunistic exposure to HY corporates also benefitted from broadly tighter spreads and the rally in risk markets. Selection of certain ABS with attractive embedded options was constructive for performance. Meaningful allocations to Agency and Non-Agency MBS were also additive. Opportunistic positioning within the MBS coupon stack to take advantage of interest rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. The Fund utilized duration to capture attractive real interest rates.
• Non-USD exposure was the main detractor from performance as overseas markets encountered fiscal challenges. Meanwhile, U.S. dollar strength persisted and rose against every major currency.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?1,2
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Carillon Reams Unconstrained Bond Fund	PAGE 1	TSR-AR-14214M724

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	4.22	3.61	3.24
Bloomberg US Aggregate Bond Index	1.25	-0.33	1.35
ICE BofA US 3-Month Treasury Bill Index	5.28	2.48	1.77
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,627,891,171
Number of Holdings	191
Net Advisory Fee	$5,005,801
Portfolio Turnover	566%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
Agency Mortgage-Backed Securities	40.9%
U.S. Treasury Bills	23.5%
U.S. Treasury Securities	19.6%
Asset-Backed Securities	18.3%
Corporate Bonds	11.9%
Commercial Mortgage-Backed Securities	10.8%
Foreign Government Debt Obligations	7.7%
Medium-Term Notes	1.7%
Cash & Other	-34.4%

Credit Breakdown*	(%)
US GVT/AGENCY	60.8%
AAA	16.2%
AA	1.9%
A	7.2%
BBB	3.7%
Below IG	7.9%
UNRATED	2.2%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the investment advisory and subadvisory fee rate for the Carillon Reams Unconstrained Fund of 0.10%, and approved an increase of 0.10% in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. This change went into effect on March 1, 2024.
Other Material Fund Changes:
The Fund underwent a share class reorganization, effective March 1, 2024, whereby Class R-3 and R-5 shares were combined with Class I shares.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Carillon Reams Unconstrained Bond Fund	PAGE 2	TSR-AR-14214M724

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Unconstrained Bond Fund	PAGE 3	TSR-AR-14214M724

Carillon Reams Unconstrained Bond Fund
Class R-6 | SUBTX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184. This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$50	0.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• Interest rate volatility persisted throughout 2024 as inflation data remained stubbornly high to start the year before easing and allowing the Federal Reserve to initiate its first cuts in September. Toward the end of the year, rates again began to move aggressively higher on concerns of fiscal debt loads and the uncertainty regarding potential implementation of the incoming presidential administration’s agenda. Despite the interest rate volatility, investment-grade (IG) corporate credit, high-yield (HY) corporate credit, mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and asset-backed securities (ABS) sectors all posted positive returns that exceeded those of like-duration U.S. Treasuries in 2024.
• Key drivers of the fund’s performance during the year included corporate credit and ABS. IG corporates contributed positively as credit spreads tightened during the year; and the fund’s focus on defensive sectors, such as financials and utilities, also was beneficial to performance. Opportunistic exposure to HY corporates also benefitted from broadly tighter spreads and the rally in risk markets. Selection of certain ABS with attractive embedded options was constructive for performance. Meaningful allocations to Agency and Non-Agency MBS were also additive. Opportunistic positioning within the MBS coupon stack to take advantage of interest rate volatility throughout the year provided a tailwind to performance. Positioning in higher coupon MBS enabled greater capture of premiums within the coupon stack. The Fund utilized duration to capture attractive real interest rates.
• Non-USD exposure was the main detractor from performance as overseas markets encountered fiscal challenges. Meanwhile, U.S. dollar strength persisted and rose against every major currency.
HOW DID THE FUND PERFORM SINCE INCEPTION?1,2
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge, when applicable. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
Carillon Reams Unconstrained Bond Fund	PAGE 1	TSR-AR-14214M682

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/20/2017)
Class R-6 (without sales charge)	4.32	3.71	3.59
Bloomberg US Aggregate Bond Index	1.25	-0.33	1.01
ICE BofA US 3-Month Treasury Bill Index	5.28	2.48	2.35
Visit  https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
1	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
2	In accordance with new regulatory requirements, the Fund has selected a new broad-based securities market index. The former performance index is being maintained as an additional index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,627,891,171
Number of Holdings	191
Net Advisory Fee	$5,005,801
Portfolio Turnover	566%
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
Agency Mortgage-Backed Securities	40.9%
U.S. Treasury Bills	23.5%
U.S. Treasury Securities	19.6%
Asset-Backed Securities	18.3%
Corporate Bonds	11.9%
Commercial Mortgage-Backed Securities	10.8%
Foreign Government Debt Obligations	7.7%
Medium-Term Notes	1.7%
Cash & Other	-34.4%

Credit Breakdown*	(%)
US GVT/AGENCY	60.8%
AAA	16.2%
AA	1.9%
A	7.2%
BBB	3.7%
Below IG	7.9%
UNRATED	2.2%
*	The bond quality ratings indicated are assigned by credit rating agencies Standard & Poor’s and Moody’s, as an indication of an issuer’s creditworthiness. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The highest credit quality rating available from these two rating agencies is used and is expressed in Standard & Poor’s form above. Credit quality is subject to change.
Changes to Shareholder Fees (fees paid directly from your investment).
At a meeting held on November 17, 2023, the Board of Trustees of Carillon Series Trust approved a decrease in the investment advisory and subadvisory fee rate for the Carillon Reams Unconstrained Fund of 0.10%, and approved an increase of 0.10% in the Fee Waiver and/or Expense Reimbursement arrangement in place for the Fund. This change went into effect on March 1, 2024.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus, dated April 26, 2024, as supplemented which is available upon request at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.carillontower.com/our-funds/fund-literature/.
Carillon Reams Unconstrained Bond Fund	PAGE 2	TSR-AR-14214M682

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Carillon Tower Advisers, Inc. documents not be householded, please contact Carillon Tower Advisers, Inc. at 800.421.4184, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Carillon Tower Advisers, Inc. or your financial intermediary.
Carillon Reams Unconstrained Bond Fund	PAGE 3	TSR-AR-14214M682

Item 1. Reports to Shareholders (Continued)

(b) Not applicable.

Item 2. Code of Ethics

As of the end of the fiscal period December 31, 2024, Carillon Series Trust (the “Trust”) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Principal Executive Officer and Principal Financial Officer. The Trust has not made any amendments to its code of ethics during the covered period, other than technical, administrative, and other non-substantive amendments. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Trust’s Board of Trustees (“Board”) has determined that Liana Marante is an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. Ms. Marante is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services1

(a) Audit Fees

The aggregate fees billed by the Trust’s independent public accountants for professional services rendered in connection with the audit of the Trust’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were: (i) for PricewaterhouseCoopers LLP (“PwC”), $459,0002 for the fiscal period ended October 31, 2023, $367,871 for the two-month fiscal period ended December 31, 2023, and $534,000 for the fiscal period ended December 31, 2024; and (ii) for Cohen & Company, Ltd. (“Cohen & Co”), $87,250.00 for the fiscal period ended December 31, 2023, and $0 for the fiscal period ended December 31, 2024.

(b) Audit-Related Fees

There were no aggregate fees PwC or Cohen & Co billed to the Trust for assurance and other services which are reasonably related to the performance of the Trust’s audit and are not reported under Item 4(a) for the fiscal periods October 31, 2023, December 31, 2023, and December 31, 2024. The aggregate fees PwC or Cohen & Co billed to the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the Trust’s investment adviser for assurance and other services directly related to the operations and financial reporting of the Trust were $0 for the fiscal period ended October 31, 2023, $0 for the two-month fiscal period ended December 31, 2023, and $0 for the fiscal period ended December 31, 2024.

(c) Tax Fees

The aggregate tax fees billed to the Trust for tax compliance, tax advice, and tax planning services were: (i) for PwC, $58,000 for the fiscal period ended October 31, 2023, $30,000 for the two-month fiscal period ended December 31, 2023, and $111,000 for the fiscal period ended December 31, 2024; and (ii) for Cohen & Co, $18,000.00 for the fiscal period ended December 31, 2023 and $0 for the fiscal

1 All accountant fees and services amounts are rounded to the nearest whole thousand.

2 U.S. Bank Global Fund Services, the Trust’s transfer and dividend disbursing agent, fund accountant and shareholder servicing agent (“USB”) has reimbursed the Trust for a portion of the Audit Fees for the fiscal period ended October 31, 2023. Net of the fees reimbursed by USB, the amount of the Audit Fees is $409,000.

period ended December 31, 2024. There were no aggregate tax fees PwC or Cohen & Co billed to the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the Trust’s investment adviser for services directly related to the operations and financial reporting of the Trust for the fiscal periods October 31, 2023, December 31, 2023, and December 31, 2024.

(d) All Other Fees

For the fiscal periods ended October 31, 2023, December 31, 2023, and December 31, 2024, and the Trust paid PwC and Cohen & Co no other fees. There were no aggregate fees PwC or Cohen & Co billed to the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the Trust’s investment adviser for any other services directly related to the operations and financial reporting of the Trust for the fiscal periods ended October 31, 2023, December 31, 2023, and December 31, 2024.

(e) The Trust’s Audit Committee Charter provides that the Audit Committee (comprised of Independent Trustees of the Trust) is responsible for pre-approval of all auditing services performed for the Trust. The Audit Committee reports to the Board regarding its approval of the engagement of the auditor and the proposed fees for the engagement, and the majority of the Board (including the majority of the members of the Board who are Independent Trustees) must approve the auditor at an in-person meeting. The Audit Committee also is responsible for pre-approval (subject to the de minimis exception for non-audit services described in the Securities Exchange Act of 1934, as amended, and applicable rules thereunder, and that are not expecting to exceed $5,000) of all non-auditing services performed for the Trust or for any service affiliate of the Trust that relates directly to the operations and financial reporting of the Trust. The Trust’s Audit Committee Charter also permits a designated member of the Audit Committee to pre-approve, between meetings, one or more non-audit service projects, subject to ratification by the Audit Committee at the next meeting of the Audit Committee. The Trust’s Audit Committee pre-approved all fees described above which PwC and Cohen & Co billed to the Trust.

(f) Less than 50% of the hours billed by PwC or Cohen & Co for auditing services to the Trust for the fiscal period ended December 31, 2024, were for work performed by persons other than full-time, permanent employees of PwC or Cohen & Co.

(g) There were no aggregate non-audit fees billed by PwC or Cohen & Co to the Trust and to the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the Trust’s investment adviser for the fiscal periods ended October 31, 2023, December 31, 2023, and December 31, 2024.

(h) The Trust’s Audit Committee has considered the non-audit services provided to the Trust and the Trust’s investment adviser and any entity controlling, controlled by, or under common control with the Trust’s investment adviser as described above and determined that these services do not compromise PwC’s or Cohen & Co’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Trust.

Item 6. Schedule of Investments

(a)       The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)-(b). The registrant’s Financial Statements and Financial Highlights for the period ended December 31, 2024, are as follows:

Carillon Chartwell Mid Cap Value Fund
Carillon Chartwell Small Cap Growth Fund
Carillon Chartwell Small Cap Value Fund
Carillon ClariVest Capital Appreciation Fund
Carillon ClariVest International Stock Fund
Carillon Eagle Growth & Income Fund
Carillon Eagle Mid Cap Growth Fund
Carillon Eagle Small Cap Growth Fund
Carillon Scout Mid Cap Fund
Carillon Scout Small Cap Fund
Carillon Chartwell Real Income Fund
Carillon Chartwell Short Duration High Yield Fund
Carillon Reams Core Bond Fund
Carillon Reams Core Plus Bond Fund
Carillon Reams Unconstrained Bond Fund
Core Financial Statements
December 31, 2024

CARILLON CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace & Defense — 5.9%
CAE, Inc.(a)	28,748	$729,624
L3Harris Technologies, Inc.	2,981	626,845
		1,356,469
Banks — 4.8%
First Horizon Corp.	20,974	422,416
M&T Bank Corp.	1,549	291,228
Pinnacle Financial Partners, Inc.	3,570	408,372
		1,122,016
Chemicals — 2.3%
FMC Corp.	10,761	523,092
Consumer Finance — 1.8%
Synchrony Financial	6,401	416,065
Consumer Staples Distribution & Retail — 3.0%
Dollar Tree, Inc.(a)	9,275	695,068
Containers & Packaging — 2.5%
Crown Holdings, Inc.	6,929	572,959
Electrical Equipment — 2.7%
Regal Rexnord Corp.	4,041	626,880
Electronic Equipment, Instruments & Components — 5.2%
Keysight Technologies, Inc.(a)	3,405	546,945
Littelfuse, Inc.	2,769	652,515
		1,199,460
Energy Equipment & Services — 2.2%
Baker Hughes Co.	12,302	504,628
Entertainment — 1.9%
Electronic Arts, Inc.	2,977	435,535
Financial Services — 2.4%
Global Payments, Inc.	5,032	563,886
Food Products — 3.8%
Conagra Brands, Inc.	19,119	530,552
Tyson Foods, Inc. - Class A	6,079	349,178
		879,730
Ground Transportation — 2.4%
Norfolk Southern Corp.	2,381	558,821
Health Care Equipment & Supplies — 1.8%
Hologic, Inc.(a)	5,782	416,824
Health Care Providers & Services — 4.3%
Humana, Inc.	1,808	458,708
Quest Diagnostics, Inc.	3,561	537,212
		995,920

	Shares	Value
Hotels, Restaurants & Leisure — 6.0%
Expedia Group, Inc.(a)	4,317	$804,386
Restaurant Brands International, Inc.	9,159	596,984
		1,401,370
Insurance — 5.5%
The Allstate Corp.	2,621	505,303
The Hanover Insurance Group, Inc.	4,952	765,876
		1,271,179
IT Services — 2.3%
Cognizant Technology Solutions Corp. - Class A	7,079	544,375
Leisure Products — 1.2%
Brunswick Corp.	4,342	280,841
Life Sciences Tools & Services — 2.6%
Avantor, Inc.(a)	29,009	611,220
Machinery — 10.4%
CNH Industrial NV	31,204	353,541
Gates Industrial Corp. PLC(a)	38,487	791,678
Snap-on, Inc.	1,821	618,193
The Middleby Corp.(a)	4,717	638,918
		2,402,330
Multi-Utilities — 7.7%
Ameren Corp.	6,701	597,327
CMS Energy Corp.	8,745	582,854
Public Service Enterprise Group, Inc.	7,126	602,076
		1,782,257
Office REITs — 2.1%
Cousins Properties, Inc.	15,728	481,906
Oil, Gas & Consumable Fuels — 4.3%
Diamondback Energy, Inc.	2,242	367,307
Expand Energy Corp.	6,290	626,169
		993,476
Real Estate Management & Development — 2.0%
Jones Lang LaSalle, Inc.(a)	1,847	467,550
Residential REITs — 2.0%
Mid-America Apartment Communities, Inc.	3,076	475,457
Retail REITs — 2.7%
Brixmor Property Group, Inc.	22,308	621,055
Specialized REITs — 1.5%
SBA Communications Corp.	1,652	336,678

The accompanying notes are an integral part of these financial statements.

1

CARILLON CHARTWELL MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Specialty Retail — 2.4%
AutoZone, Inc.(a)	172	$550,744
TOTAL COMMON STOCKS (Cost $18,498,459)		23,087,791
TOTAL INVESTMENTS — 99.7% (Cost $18,498,459)		$23,087,791
Other Assets in Excess of Liabilities - 0.3%		59,898
TOTAL NET ASSETS — 100.0%		$23,147,689

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

2

CARILLON CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 96.4%
Aerospace & Defense — 2.1%
AAR Corp.(a)	4,732	$289,977
AeroVironment, Inc.(a)	2,365	363,950
		653,927
Automobile Components — 2.3%
Modine Manufacturing Co.(a)	6,181	716,563
Banks — 5.7%
Axos Financial, Inc.(a)	4,531	316,490
Banc of California, Inc.	14,496	224,108
First Horizon Corp.	13,730	276,522
Pinnacle Financial Partners, Inc.	4,246	485,700
Wintrust Financial Corp.	3,984	496,845
		1,799,665
Biotechnology — 8.6%
ADMA Biologics, Inc.(a)	20,598	353,256
Biohaven Ltd.(a)	2,826	105,551
Ideaya Biosciences, Inc.(a)	3,649	93,779
Immunovant, Inc.(a)	4,531	112,233
Insmed, Inc.(a)	3,832	264,561
Merus NV(a)	1,589	66,818
Natera, Inc.(a)	6,547	1,036,390
Vera Therapeutics, Inc.(a)	4,995	211,239
Viking Therapeutics, Inc.(a)	7,055	283,893
Xenon Pharmaceuticals, Inc.(a)	4,521	177,223
		2,704,943
Broadline Retail — 1.4%
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,973	435,957
Building Products — 1.0%
AZZ, Inc.	3,877	317,604
Chemicals — 1.2%
Avient Corp.	7,280	297,461
Cabot Corp.	1,058	96,606
		394,067
Communications Equipment — 0.7%
Applied Optoelectronics, Inc.(a)	6,413	236,383
Construction & Engineering — 6.8%
Comfort Systems USA, Inc.	1,840	780,270
Dycom Industries, Inc.(a)	2,182	379,799
Primoris Services Corp.	7,830	598,212
Sterling Infrastructure, Inc.(a)	2,195	369,748
		2,128,029
Diversified Telecommunication Services — 0.6%
AST SpaceMobile, Inc.(a)	8,511	179,582
Electrical Equipment — 1.0%
Powell Industries, Inc.	1,367	302,996

	Shares	Value
Electronic Equipment, Instruments & Components — 4.6%
Coherent Corp.(a)	4,765	$451,389
Fabrinet(a)	2,252	495,170
Itron, Inc.(a)	4,552	494,256
		1,440,815
Energy Equipment & Services — 1.8%
Solaris Energy Infrastructure, Inc.	14,425	415,151
Tidewater, Inc.(a)	2,697	147,553
		562,704
Financial Services — 0.4%
Walker & Dunlop, Inc.	1,175	114,222
Health Care Equipment & Supplies — 6.4%
Glaukos Corp.(a)	1,344	201,519
Lantheus Holdings, Inc.(a)	6,484	580,059
LeMaitre Vascular, Inc.	2,715	250,160
Merit Medical Systems, Inc.(a)	10,262	992,541
		2,024,279
Health Care Providers & Services — 4.9%
GeneDx Holdings Corp.(a)	10,556	811,334
RadNet, Inc.(a)	6,043	422,043
Tenet Healthcare Corp.(a)	2,572	324,664
		1,558,041
Health Care Technology — 0.8%
Waystar Holding Corp.(a)	6,949	255,028
Hotel & Resort REITs — 1.8%
Ryman Hospitality Properties, Inc.	5,504	574,287
Hotels, Restaurants & Leisure — 3.4%
Boyd Gaming Corp.	5,007	363,208
Caesars Entertainment, Inc.(a)	9,738	325,444
Churchill Downs, Inc.	1,322	176,540
Dutch Bros, Inc. - Class A(a)	3,759	196,896
		1,062,088
Independent Power and Renewable Electricity Producers — 0.7%
Talen Energy Corp.(a)	1,056	212,752
Insurance — 2.5%
Mercury General Corp.	4,398	292,379
Skyward Specialty Insurance Group, Inc.(a)	9,595	484,931
		777,310
Machinery — 1.2%
Crane Co.	1,924	291,967
Terex Corp.	2,253	104,134
		396,101
Media — 0.7%
Magnite, Inc.(a)	14,477	230,474

The accompanying notes are an integral part of these financial statements.

3

CARILLON CHARTWELL SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Oil, Gas & Consumable Fuels — 3.1%
Civitas Resources, Inc.	4,082	$187,241
Gulfport Energy Corp.(a)	1,989	366,374
Matador Resources Co.	7,400	416,324
		969,939
Personal Care Products — 1.4%
BellRing Brands, Inc.(a)	5,678	427,781
Pharmaceuticals — 3.0%
Amneal Pharmaceuticals, Inc.(a)	24,623	195,014
ANI Pharmaceuticals, Inc.(a)	2,354	130,129
Aquestive Therapeutics, Inc.(a)	27,405	97,562
Axsome Therapeutics, Inc.(a)	1,419	120,062
Evolus, Inc.(a)	10,483	115,732
Intra-Cellular Therapies, Inc.(a)	3,303	275,867
		934,366
Professional Services — 3.8%
ExlService Holdings, Inc.(a)	7,951	352,865
Huron Consulting Group, Inc.(a)	2,088	259,455
ICF International, Inc.	1,945	231,864
Parsons Corp.(a)	3,687	340,126
		1,184,310
Semiconductors & Semiconductor Equipment — 7.9%
Camtek Ltd.(b)	3,014	243,441
Credo Technology Group Holding Ltd.(a)	6,524	438,478
MACOM Technology Solutions Holdings, Inc.(a)	6,247	811,548
Onto Innovation, Inc.(a)	1,551	258,505
Power Integrations, Inc.	2,704	166,837
Rambus, Inc.(a)	9,427	498,311
Synaptics, Inc.(a)	816	62,277
		2,479,397
Software — 6.4%
AvePoint, Inc.(a)	24,231	400,054
Clearwater Analytics Holdings, Inc. - Class A(a)	12,387	340,890
Gitlab, Inc. - Class A(a)	3,225	181,729
Manhattan Associates, Inc.(a)	1,873	506,159
Tenable Holdings, Inc.(a)	7,650	301,257
The Descartes Systems Group, Inc. (a)	2,521	286,386
		2,016,475
Specialty Retail — 2.5%
Abercrombie & Fitch Co. - Class A(a)	2,329	348,115
Burlington Stores, Inc.(a)	932	265,676
Foot Locker, Inc.(a)	8,709	189,508
		803,299

	Shares	Value
Trading Companies & Distributors — 7.7%
Applied Industrial Technologies, Inc.	2,670	$639,385
FTAI Aviation Ltd.	8,646	1,245,369
Herc Holdings, Inc.	2,034	385,097
SiteOne Landscape Supply, Inc.(a)	1,270	167,348
		2,437,199
TOTAL COMMON STOCKS (Cost $23,635,020)		30,330,583
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
First American Government Obligations Fund - Class X, 4.41%(c)	224,378	224,378
TOTAL SHORT-TERM INVESTMENTS (Cost $224,378)		224,378
TOTAL INVESTMENTS — 97.1% (Cost $23,859,398)		$30,554,961
Other Assets in Excess of Liabilities - 2.9%		917,454
TOTAL NET ASSETS — 100.0%		$31,472,415

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $220,341 which represented 0.7% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

4

CARILLON CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 99.9%
Aerospace & Defense — 1.9%
AAR Corp.(a)	12,084	$740,507
Moog, Inc. - Class A	3,751	738,347
		1,478,854
Air Freight & Logistics — 1.4%
Hub Group, Inc. - Class A	23,992	1,069,084
Automobile Components — 1.6%
Visteon Corp.(a)	14,116	1,252,372
Banks — 19.6%
Columbia Banking System, Inc.	44,271	1,195,760
CVB Financial Corp.	55,019	1,177,957
First Financial Bancorp	36,580	983,270
FNB Corp.	90,217	1,333,407
Independent Bank Group, Inc.	13,577	823,717
Old National Bancorp	78,134	1,695,898
Pacific Premier Bancorp, Inc.	39,766	990,969
Provident Financial Services, Inc.	51,526	972,296
Renasant Corp.	35,826	1,280,779
Sandy Spring Bancorp, Inc.	22,410	755,441
Towne Bank	39,914	1,359,471
United Bankshares, Inc.	34,491	1,295,137
United Community Banks, Inc.	33,686	1,088,395
		14,952,497
Beverages — 1.7%
Primo Brands Corp.	42,097	1,295,325
Chemicals — 7.3%
Ashland, Inc.	8,169	583,757
Avient Corp.	16,707	682,648
Element Solutions, Inc.	41,525	1,055,981
Methanex Corp.	36,606	1,828,103
Minerals Technologies, Inc.	18,618	1,418,878
		5,569,367
Commercial Services & Supplies — 1.2%
UniFirst Corp.	5,546	948,865
Consumer Finance — 1.2%
PRA Group, Inc.(a)	42,594	889,789
Containers & Packaging — 0.9%
TriMas Corp.	26,713	656,873
Electric Utilities — 2.4%
TXNM Energy, Inc.	37,314	1,834,729
Electronic Equipment, Instruments & Components — 3.0%
CTS Corp.	14,101	743,546
IPG Photonics Corp.(a)	10,892	792,066
Plexus Corp.(a)	4,928	771,133
		2,306,745

	Shares	Value
Energy Equipment & Services — 3.6%
Cactus, Inc. - Class A	18,802	$1,097,285
ChampionX Corp.	41,652	1,132,518
Patterson-UTI Energy, Inc.	59,977	495,410
		2,725,213
Food Products — 3.0%
Nomad Foods Ltd.	52,428	879,742
TreeHouse Foods, Inc.(a)	39,289	1,380,222
		2,259,964
Health Care Equipment & Supplies — 3.4%
Enovis Corp.(a)	24,915	1,093,270
Envista Holdings Corp.(a)	31,869	614,753
Integer Holdings Corp.(a)	6,453	855,152
		2,563,175
Health Care Providers & Services — 1.8%
Patterson Cos., Inc.	45,644	1,408,574
Hotel & Resort REITs — 2.4%
Pebblebrook Hotel Trust	63,603	861,820
Ryman Hospitality Properties, Inc.	9,170	956,798
		1,818,618
Hotels, Restaurants & Leisure — 3.0%
Jack in the Box, Inc.	22,915	954,180
Six Flags Entertainment Corp.	27,646	1,332,261
		2,286,441
Household Durables — 1.4%
Helen of Troy Ltd.(a)	7,707	461,110
Tri Pointe Homes, Inc.(a)	17,439	632,338
		1,093,448
Industrial REITs — 1.9%
First Industrial Realty Trust, Inc.	11,724	587,724
STAG Industrial, Inc.	25,660	867,821
		1,455,545
Insurance — 3.9%
Kemper Corp.	25,532	1,696,346
Selective Insurance Group, Inc.	13,664	1,277,857
		2,974,203
Leisure Products — 1.4%
Malibu Boats, Inc. - Class A(a)	27,383	1,029,327
Machinery — 9.3%
Columbus McKinnon Corp.	42,649	1,588,249
EnPro, Inc.	8,020	1,383,049
Gates Industrial Corp. PLC(a)	64,842	1,333,800
Helios Technologies, Inc.	11,996	535,501
John Bean Technologies Corp.	11,491	1,460,506
Mueller Water Products, Inc. - Class A	36,464	820,440
		7,121,545

The accompanying notes are an integral part of these financial statements.

5

CARILLON CHARTWELL SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Multi-Utilities — 2.6%
Black Hills Corp.	14,902	$872,065
NorthWestern Energy Group, Inc.	20,265	1,083,367
		1,955,432
Office REITs — 0.9%
Highwoods Properties, Inc.	22,516	688,539
Oil, Gas & Consumable Fuels — 2.5%
CNX Resources Corp.(a)	26,595	975,239
Matador Resources Co.	15,986	899,372
		1,874,611
Personal Care Products — 1.3%
Edgewell Personal Care Co.	28,966	973,258
Professional Services — 1.4%
Korn Ferry	16,012	1,080,009
Real Estate Management & Development — 2.0%
Cushman & Wakefield PLC(a)	119,123	1,558,129
Residential REITs — 1.0%
Independence Realty Trust, Inc.	38,860	770,982
Retail REITs — 1.6%
Kite Realty Group Trust	48,717	1,229,617
Semiconductors & Semiconductor Equipment — 2.7%
Diodes, Inc.(a)	14,797	912,531
Ichor Holdings Ltd.(a)	35,739	1,151,511
		2,064,042
Software — 2.3%
Blackbaud, Inc.(a)	8,805	650,866
Progress Software Corp.	16,780	1,093,217
		1,744,083
Specialized REITs — 1.0%
Four Corners Property Trust, Inc.	28,959	785,947
Textiles, Apparel & Luxury Goods — 0.7%
Oxford Industries, Inc.	6,621	521,602
Trading Companies & Distributors — 2.6%
Air Lease Corp.	16,604	800,479
Rush Enterprises, Inc. - Class A	21,562	1,181,382
		1,981,861
TOTAL COMMON STOCKS (Cost $58,628,387)		76,218,665
TOTAL INVESTMENTS — 99.9% (Cost $58,628,387)		$76,218,665
Other Assets in Excess of Liabilities - 0.1%		79,099
TOTAL NET ASSETS — 100.0%		$76,297,764

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

6

CARILLON CLARIVEST CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace & Defense — 1.3%
Curtiss-Wright Corp.	8,578	$3,044,075
General Electric Co.	18,301	3,052,424
		6,096,499
Automobiles — 2.4%
Tesla, Inc.(a)	29,052	11,732,360
Biotechnology — 1.0%
AbbVie, Inc.	26,162	4,648,987
Broadline Retail — 6.0%
Amazon.com, Inc.(a)	131,823	28,920,648
Building Products — 1.2%
Lennox International, Inc.	6,005	3,658,846
Owens Corning	12,486	2,126,616
		5,785,462
Capital Markets — 3.9%
Blackrock, Inc.	3,527	3,615,563
Jefferies Financial Group, Inc.	39,030	3,059,952
Robinhood Markets, Inc. - Class A(a)	116,601	4,344,553
State Street Corp.	25,403	2,493,305
The Goldman Sachs Group, Inc.	9,532	5,458,214
		18,971,587
Communications Equipment — 1.3%
Arista Networks, Inc.(a)	55,664	6,152,542
Construction & Engineering — 0.6%
MasTec, Inc.(a)	20,690	2,816,737
Consumer Staples Distribution & Retail — 3.6%
Costco Wholesale Corp.	7,149	6,550,414
The Kroger Co.	60,431	3,695,356
US Foods Holding Corp.(a)	28,301	1,909,185
Wal-Mart, Inc.	56,103	5,068,906
		17,223,861
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	115,238	2,623,969
Electrical Equipment — 0.3%
Vertiv Holdings Co. - Class A	14,533	1,651,094
Electronic Equipment, Instruments & Components — 0.4%
TD SYNNEX Corp.	15,632	1,833,321
Entertainment — 2.0%
Netflix, Inc.(a)	8,388	7,476,392
Spotify Technology S.A.(a)	4,374	1,956,840
		9,433,232
Financial Services — 5.1%
Block, Inc.(a)	33,837	2,875,806
Fiserv, Inc.(a)	22,971	4,718,703

	Shares	Value
MasterCard, Inc. - Class A	13,897	$7,317,743
Visa, Inc. - Class A	30,492	9,636,692
		24,548,944
Food Products — 0.5%
Ingredion, Inc.	16,581	2,280,882
Health Care Equipment & Supplies — 0.6%
Stryker Corp.	7,912	2,848,716
Health Care Providers & Services — 3.8%
Quest Diagnostics, Inc.	28,041	4,230,265
Tenet Healthcare Corp.(a)	41,250	5,206,988
The Cigna Group	13,468	3,719,054
Universal Health Services, Inc. - Class B	28,810	5,169,090
		18,325,397
Hotels, Restaurants & Leisure — 1.1%
Booking Holdings, Inc.	1,077	5,350,988
Insurance — 0.5%
The Progressive Corp.	10,008	2,398,017
Interactive Media & Services — 11.3%
Alphabet, Inc. - Class A	85,766	16,235,504
Alphabet, Inc. - Class C	67,332	12,822,706
Meta Platforms, Inc. - Class A	41,719	24,426,892
Pinterest, Inc. - Class A(a)	34,505	1,000,645
		54,485,747
IT Services — 1.1%
Accenture PLC - Class A	11,200	3,940,048
Okta, Inc.(a)	18,285	1,440,858
		5,380,906
Machinery — 1.5%
Allison Transmission Holdings, Inc.	29,262	3,162,052
Flowserve Corp.	23,162	1,332,278
Gates Industrial Corp. PLC(a)	73,203	1,505,786
Westinghouse Air Brake Technologies Corp.	7,721	1,463,824
		7,463,940
Pharmaceuticals — 2.5%
Eli Lilly & Co.	15,435	11,915,820
Professional Services — 0.6%
Leidos Holdings, Inc.	21,160	3,048,310
Semiconductors & Semiconductor Equipment — 16.1%
Broadcom, Inc.	65,047	15,080,496
KLA Corp.	5,307	3,344,047
NVIDIA Corp.	415,709	55,825,562
QUALCOMM, Inc.	23,448	3,602,082
		77,852,187

The accompanying notes are an integral part of these financial statements.

7

CARILLON CLARIVEST CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Software — 16.6%
AppLovin Corp. - Class A(a)	11,561	$3,743,799
DocuSign, Inc.(a)	25,068	2,254,616
Fair Isaac Corp.(a)	1,334	2,655,901
Informatica, Inc. - Class A(a)	52,139	1,351,964
Intuit, Inc.	3,794	2,384,529
Microsoft Corp.	119,908	50,541,222
Nutanix, Inc. - Class A(a)	41,558	2,542,518
Palantir Technologies, Inc. - Class A (a)	52,979	4,006,802
Pegasystems, Inc.	19,826	1,847,783
Salesforce, Inc.	26,774	8,951,351
		80,280,485
Specialty Retail — 0.6%
The TJX Cos., Inc.	25,915	3,130,791
Technology Hardware, Storage & Peripherals — 12.7%
Apple, Inc.	223,578	55,988,403
Dell Technologies, Inc. - Class C	16,490	1,900,307
Hewlett Packard Enterprise Co.	157,263	3,357,565
		61,246,275
Textiles, Apparel & Luxury Goods — 0.7%
PVH Corp.	13,535	1,431,326
Skechers U.S.A., Inc. - Class A(a)	27,787	1,868,398
		3,299,724
TOTAL COMMON STOCKS (Cost $173,082,961)		481,747,428
TOTAL INVESTMENTS — 99.8% (Cost $173,082,961)		$481,747,428
Other Assets in Excess of Liabilities - 0.2%		1,064,184
TOTAL NET ASSETS — 100.0%		$482,811,612

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

8

CARILLON CLARIVEST INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 90.6%
Australia — 2.4%
Aristocrat Leisure Ltd.	54,647	$2,307,772
BHP Group Ltd.	68,506	1,671,187
Commonwealth Bank of Australia	14,712	1,392,067
CSL Ltd.	3,958	690,476
Evolution Mining Ltd.	539,343	1,594,147
Qantas Airways Ltd.(a)	904,532	5,007,421
		12,663,070
Brazil — 0.4%
JBS S/A	396,600	2,341,116
Canada — 8.7%
Agnico Eagle Mines Ltd.	19,700	1,541,245
Air Canada(a)	217,400	3,366,603
Alimentation Couche-Tard, Inc.	44,000	2,440,210
Brookfield Corp.	23,300	1,339,209
Canadian Imperial Bank of Commerce	78,295	4,952,774
Centerra Gold, Inc.	187,000	1,064,148
Fairfax Financial Holdings Ltd.	2,100	2,921,841
Hudbay Minerals, Inc.	294,090	2,385,536
iA Financial Corp., Inc.	13,700	1,270,642
Kinross Gold Corp.	330,469	3,069,158
Loblaw Cos. Ltd.	22,000	2,895,224
Metro, Inc.	34,000	2,132,318
Royal Bank of Canada	56,475	6,809,452
Shopify, Inc. - Class A(a)	47,900	5,098,070
The Bank of Nova Scotia	44,418	2,385,214
WSP Global, Inc.	11,700	2,058,946
		45,730,590
China — 5.6%
Agricultural Bank of China Ltd. - Class H	2,812,000	1,595,862
Alibaba Group Holding Ltd.	245,800	2,601,389
Bank of China Ltd. - Class H	9,383,000	4,774,645
China CITIC Bank Corp. Ltd. - Class H	1,530,000	1,055,359
China Construction Bank Corp. - Class H	3,912,000	3,240,995
Industrial & Commercial Bank of China Ltd. - Class H	1,529,000	1,019,358
JD.com, Inc. - Class A	310,550	5,392,146
Jiangxi Copper Co. Ltd. - Class H	587,000	935,264
Meituan - Class B(a)	182,000	3,538,693
Tencent Holdings Ltd.	96,600	5,155,815
		29,309,526
Denmark — 1.7%
Danske Bank AS	111,259	3,154,490
Novo Nordisk AS - Class B	65,838	5,680,623
		8,835,113
France — 6.0%
Covivio S.A.	17,107	867,046
Credit Agricole S.A.	123,528	1,699,689

	Shares	Value
Eiffage S.A.	31,115	$2,728,519
Engie S.A.	146,721	2,326,911
L’Oreal S.A.	5,558	1,967,551
LVMH Moet Hennessy Louis Vuitton SE	3,083	2,027,978
Publicis Groupe S.A.	19,387	2,063,935
Renault S.A.	128,924	6,276,527
Sanofi S.A.	26,553	2,581,240
Schneider Electric SE	5,203	1,295,320
TotalEnergies SE	67,517	3,761,704
Unibail-Rodamco-Westfield SE	28,659	2,158,446
Veolia Environnement S.A.	55,475	1,556,493
		31,311,359
Germany — 4.3%
Deutsche Telekom AG	139,822	4,189,503
E.ON SE	335,296	3,905,549
Fresenius SE & Co. KGaA(a)	111,192	3,859,586
Heidelberg Materials AG	20,058	2,478,432
SAP SE	33,384	8,211,612
		22,644,682
Hong Kong — 0.9%
CK Hutchison Holdings Ltd.	731,500	3,888,979
CLP Holdings Ltd.	94,500	792,599
		4,681,578
India — 0.7%
ICICI Bank Ltd. - ADR	60,881	1,817,907
Wipro Ltd. - ADR	453,966	1,607,039
		3,424,946
Ireland — 0.6%
Experian PLC	21,220	912,028
PDD Holdings, Inc. - ADR(a)	22,500	2,182,275
		3,094,303
Israel — 2.0%
Bank Leumi Le-Israel B.M.	285,125	3,392,226
Teva Pharmaceutical Industries Ltd. - ADR(a)	316,922	6,984,961
		10,377,187
Italy — 3.0%
Enel SpA	332,199	2,370,633
Intesa Sanpaolo SpA	1,436,046	5,759,724
Leonardo SpA	73,250	1,970,706
Prysmian SpA	90,529	5,793,533
		15,894,596
Japan — 16.9%
Canon, Inc.	65,200	2,117,804
Daiichi Sankyo Co. Ltd.	43,000	1,176,620
Daiwa House Industry Co. Ltd.	84,800	2,603,460
FUJIFILM Holdings Corp.	195,900	4,053,096
Honda Motor Co. Ltd.	287,000	2,732,472
ITOCHU Corp.	122,500	6,023,861
KDDI Corp.	272,900	8,692,029
Kirin Holdings Co. Ltd.	84,500	1,097,158

The accompanying notes are an integral part of these financial statements.

9

CARILLON CLARIVEST INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Japan — (Continued)
Marubeni Corp.	196,300	$2,946,184
Mitsubishi Corp.	163,200	2,670,233
Mitsubishi Estate Co. Ltd.	149,500	2,075,321
Mitsubishi UFJ Financial Group, Inc.	332,800	3,885,342
Mitsui & Co. Ltd.	142,600	2,957,399
Mizuho Financial Group, Inc.	118,700	2,897,769
Nintendo Co. Ltd.	40,000	2,329,672
Nippon Telegraph & Telephone Corp.	2,954,800	2,951,443
Nippon Yusen KK	54,000	1,797,310
Olympus Corp.	372,800	5,565,997
Otsuka Holdings Co. Ltd.	92,200	5,015,673
Recruit Holdings Co. Ltd.	42,100	2,926,283
Renesas Electronics Corp.	161,800	2,047,583
Sekisui House Ltd.	83,700	1,995,753
Sumitomo Corp.	194,700	4,213,535
Sumitomo Mitsui Financial Group, Inc.	232,200	5,572,857
Takeda Pharmaceutical Co. Ltd.	37,800	1,000,654
TDK Corp.	478,500	6,162,406
Tokyo Electron Ltd.	5,916	889,290
		88,397,204
Mexico — 0.2%
Cemex S.A.B. de C.V. - ADR	221,600	1,249,824
Netherlands — 2.4%
ASML Holding N.V.	7,172	5,023,521
NN Group N.V.	63,159	2,754,276
Prosus N.V.	88,943	3,533,250
Stellantis N.V.	106,623	1,386,999
		12,698,046
Singapore — 3.9%
DBS Group Holdings Ltd.	146,150	4,683,445
Oversea-Chinese Banking Corp., Ltd.	291,800	3,563,776
Trip.com Group Ltd.(a)	129,350	8,901,911
United Overseas Bank Ltd.	131,400	3,489,441
		20,638,573
South Korea — 3.2%
Hyundai Motor Co.	35,483	5,037,549
Kia Corp.	38,075	2,576,519
Samsung Electronics Co. Ltd.	124,544	4,444,578
SK Hynix, Inc.	42,222	4,838,233
		16,896,879
Spain — 1.8%
Banco Santander S.A.	872,945	4,038,467
Cellnex Telecom S.A.	20,300	641,207
Iberdrola S.A.	138,682	1,911,071
Repsol S.A.	219,397	2,669,617
		9,260,362

	Shares	Value
Sweden — 0.2%
Atlas Copco AB - Class A	63,456	$968,444
Switzerland — 3.7%
Nestle S.A.	22,113	1,814,221
Novartis AG	72,721	7,079,920
Roche Holding AG	12,876	3,600,217
Swiss Re AG	13,607	1,970,764
UBS Group AG	161,230	4,936,339
		19,401,461
Taiwan — 9.2%
Asustek Computer, Inc.	290,000	5,435,771
Compal Electronics, Inc.	3,934,000	4,504,085
CTBC Financial Holding Co. Ltd.	2,028,000	2,414,208
Eva Airways Corp.	1,882,354	2,543,648
Hon Hai Precision Industry Co. Ltd.	433,000	2,420,752
MediaTek, Inc.	143,000	6,147,532
Micro-Star International Co. Ltd.	315,000	1,759,307
Quanta Computer, Inc.	319,000	2,776,395
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	93,967	18,557,543
Wistron Corp.	446,000	1,409,034
		47,968,275
Turkey — 0.3%
Turk Hava Yollari AO(a)	169,112	1,341,996
United Kingdom — 12.5%
3i Group PLC	207,730	9,246,689
AstraZeneca PLC	16,676	2,174,200
BAE Systems PLC	216,032	3,099,024
Barclays PLC	2,016,454	6,745,403
BP PLC	290,931	1,438,056
British American Tobacco PLC	171,750	6,197,521
Coca-Cola Europacific Partners PLC	26,436	2,030,549
GSK PLC	60,968	1,028,359
HSBC Holdings PLC	588,310	5,778,998
Imperial Brands PLC	114,331	3,656,157
Marks & Spencer Group PLC	538,276	2,520,839
RELX PLC	33,968	1,539,048
Rio Tinto PLC	59,809	3,530,512
Rolls-Royce Holdings PLC(a)	478,226	3,391,271
Segro PLC	104,774	918,975
Shell PLC	155,400	4,843,949
SSE PLC	66,047	1,323,872
Standard Chartered PLC	234,589	2,888,058
Unilever PLC	55,257	3,139,721
		65,491,201
TOTAL COMMON STOCKS (Cost $393,568,477)		474,620,331

The accompanying notes are an integral part of these financial statements.

10

CARILLON CLARIVEST INTERNATIONAL STOCK FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
EXCHANGE TRADED FUNDS — 4.4%
China — 1.0%
Xtrackers Harvest CSI 300 China A-Shares Exchange Traded Fund	203,925	$5,397,895
India —3.4%
iShares MSCI India Exchange Traded Fund	333,866	17,574,706
TOTAL EXCHANGE TRADED FUNDS (Cost $20,802,166)		22,972,601
PREFERRED STOCKS — 1.3%
Germany — 1.3%
Henkel AG & Co. KGaA	55,700	4,886,926
Volkswagen AG	20,455	1,887,286
TOTAL PREFERRED STOCKS (Cost $7,373,706)		6,774,212
TOTAL INVESTMENTS — 96.3% (Cost $421,744,349)		$504,367,144
Other Assets in Excess of Liabilities - 3.7%		19,179,875
TOTAL NET ASSETS — 100.0%		$523,547,019

Percentages are stated as a percent of net assets.
AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
KGaA - Kommanditgesellschaft auf Aktien
PLC - Public Limited Company
SE - Societas Europeae
SpA - Societa per Azioni
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

11

CARILLON EAGLE GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 97.4%
Air Freight & Logistics — 0.9%
FedEx Corp.	18,799	$5,288,723
Banks — 7.9%
JPMorgan Chase & Co.	96,224	23,065,855
The PNC Financial Services Group, Inc.	107,371	20,706,497
		43,772,352
Beverages — 1.9%
PepsiCo, Inc.	67,981	10,337,191
Biotechnology — 2.4%
AbbVie, Inc.	73,656	13,088,671
Capital Markets — 7.3%
Blackrock, Inc.	17,740	18,185,451
The Goldman Sachs Group, Inc.	39,701	22,733,587
		40,919,038
Chemicals — 1.9%
Eastman Chemical Co.	115,368	10,535,406
Consumer Staples Distribution & Retail — 1.1%
Target Corp.	46,439	6,277,624
Electric Utilities — 1.8%
NextEra Energy, Inc.	143,202	10,266,151
Electrical Equipment — 4.8%
Eaton Corp. PLC	51,737	17,169,958
Emerson Electric Co.	75,567	9,365,019
		26,534,977
Electronic Equipment, Instruments & Components — 1.4%
TE Connectivity PLC	55,534	7,939,696
Energy Equipment & Services — 1.3%
Baker Hughes Co.	175,016	7,179,156
Food Products — 1.7%
Mondelez International, Inc. - Class A	158,729	9,480,883
Ground Transportation — 2.0%
Union Pacific Corp.	48,709	11,107,600
Health Care Equipment & Supplies — 4.6%
Abbott Laboratories	113,317	12,817,286
Medtronic PLC	158,010	12,621,839
		25,439,125
Health Care Providers & Services — 2.6%
UnitedHealth Group, Inc.	28,667	14,501,489

	Shares	Value
Hotels, Restaurants & Leisure — 4.3%
McDonald’s Corp.	60,572	$17,559,217
Starbucks Corp.	72,440	6,610,150
		24,169,367
Household Products — 3.6%
The Procter & Gamble Co.	119,014	19,952,697
Industrial Conglomerates — 2.0%
Honeywell International, Inc.	49,938	11,280,495
Industrial REITs — 1.9%
Prologis, Inc.	102,149	10,797,149
IT Services — 5.0%
Accenture PLC - Class A	42,789	15,052,742
International Business Machines Corp.	59,394	13,056,583
		28,109,325
Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp.	123,505	17,888,464
The Williams Cos, Inc.	226,215	12,242,756
		30,131,220
Pharmaceuticals — 2.6%
Merck & Co., Inc.	144,789	14,403,610
Semiconductors & Semiconductor Equipment — 6.6%
Analog Devices, Inc.	62,281	13,232,221
Broadcom, Inc.	101,344	23,495,593
		36,727,814
Software — 7.1%
Microsoft Corp.	59,545	25,098,218
Oracle Corp.	85,877	14,310,543
		39,408,761
Specialized REITs — 2.6%
Equinix, Inc.	15,213	14,344,186
Specialty Retail — 6.2%
Best Buy Co., Inc.	91,902	7,885,192
The Home Depot, Inc.	39,962	15,544,818
Tractor Supply Co.	206,955	10,981,032
		34,411,042
Technology Hardware, Storage & Peripherals — 2.8%
Hewlett Packard Enterprise Co.	737,070	15,736,445
Trading Companies & Distributors — 1.3%
Ferguson Enterprises, Inc.	40,324	6,999,037

The accompanying notes are an integral part of these financial statements.

12

CARILLON EAGLE GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Wireless Telecommunication Services — 2.4%
T-Mobile US, Inc.	61,354	$13,542,668
TOTAL COMMON STOCKS (Cost $330,689,605)		542,681,898
TOTAL INVESTMENTS — 97.4% (Cost $330,689,605)		$542,681,898
Other Assets in Excess of Liabilities - 2.6%		14,455,219
TOTAL NET ASSETS — 100.0%		$557,137,117

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

13

Carillon Eagle Mid Cap Growth Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS — 100.0%
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.(a)	194,832	$115,792,554
StandardAero, Inc.(a)	979,500	24,252,420
		140,044,974
Beverages — 0.6%
Celsius Holdings, Inc.(a)	1,511,436	39,811,224
Biotechnology — 3.8%
Alnylam Pharmaceuticals, Inc.(a)	203,165	47,806,756
Natera, Inc.(a)	608,235	96,283,601
Neurocrine Biosciences, Inc.(a)	455,617	62,191,720
Sarepta Therapeutics, Inc.(a)	272,586	33,143,732
		239,425,809
Building Products — 0.4%
Fortune Brands Innovations, Inc.	397,397	27,154,137
Capital Markets — 10.4%
Ares Management Corp. - Class A	1,016,071	179,875,049
Coinbase Global, Inc. - Class A(a)	275,222	68,337,623
Houlihan Lokey, Inc.	425,644	73,917,337
LPL Financial Holdings, Inc.	383,426	125,192,423
Moody’s Corp.	178,775	84,626,722
MSCI, Inc.	130,616	78,370,906
The Carlyle Group, Inc.	805,413	40,665,302
		650,985,362
Chemicals — 0.8%
Corteva, Inc.	919,064	52,349,886
Commercial Services & Supplies — 4.1%
RB Global, Inc.	1,571,514	141,766,278
Waste Connections, Inc.	670,542	115,051,596
		256,817,874
Construction & Engineering — 0.7%
Quanta Services, Inc.	140,567	44,426,200
Construction Materials — 1.4%
Martin Marietta Materials, Inc.	170,562	88,095,273
Consumer Staples Distribution & Retail — 1.3%
Casey’s General Stores, Inc.	199,066	78,875,921
Electrical Equipment — 2.7%
GE Vernova, Inc.	251,321	82,667,016
Vertiv Holdings Co. - Class A	771,175	87,613,192
		170,280,208
Electronic Equipment, Instruments & Components — 1.1%
Cognex Corp.	739,767	26,528,045
Zebra Technologies Corp. - Class A (a)	110,081	42,515,484
		69,043,529

	Shares	Value
Energy Equipment & Services — 2.0%
Baker Hughes Co.	3,068,255	125,859,820
Entertainment — 0.8%
Take-Two Interactive Software, Inc.(a)	270,115	$49,722,769
Financial Services — 2.4%
Corpay, Inc.(a)	260,308	88,093,433
Shift4 Payments, Inc. - Class A(a)(b)	568,812	59,031,310
		147,124,743
Food Products — 1.0%
Freshpet, Inc.(a)	423,532	62,729,325
Ground Transportation — 1.6%
Old Dominion Freight Line, Inc.	324,314	57,208,990
XPO, Inc.(a)	320,415	42,022,427
		99,231,417
Health Care Equipment & Supplies — 3.1%
Align Technology, Inc.(a)	133,124	27,757,685
DexCom, Inc.(a)	732,607	56,974,847
IDEXX Laboratories, Inc.(a)	87,994	36,380,239
Inspire Medical Systems, Inc.(a)	191,176	35,440,207
Insulet Corp.(a)	148,074	38,657,679
		195,210,657
Health Care Providers & Services — 2.5%
Cencora, Inc.	680,506	152,896,088
Health Care Technology — 0.7%
Veeva Systems, Inc. — Class A(a)	219,195	46,085,749
Hotels, Restaurants & Leisure — 9.4%
Cava Group, Inc.(a)	297,673	33,577,515
DoorDash, Inc. - Class A(a)	571,882	95,933,206
DraftKings, Inc. - Class A(a)	1,877,610	69,847,092
Dutch Bros, Inc. - Class A(a)	1,273,524	66,707,187
Hyatt Hotels Corp. - Class A	312,332	49,029,877
Royal Caribbean Cruises Ltd.	643,245	148,390,189
Wingstop, Inc.	260,108	73,922,694
Wynn Resorts Ltd.	532,540	45,883,646
		583,291,406
Independent Power & Renewable Electricity Producers — 1.8%
Vistra Corp.	800,913	110,421,875
Industrial REITs — 0.6%
EastGroup Properties, Inc.	237,207	38,069,351
Insurance — 1.1%
Ryan Specialty Holdings, Inc.	1,093,192	70,139,199
Interactive Media & Services — 0.4%
Pinterest, Inc. — Class A(a)	820,381	23,791,049

The accompanying notes are an integral part of these financial statements.

14

Carillon Eagle Mid Cap Growth Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
IT Services — 2.5%
Cloudflare, Inc. - Class A(a)	281,969	$30,362,422
Gartner, Inc.(a)	152,296	73,782,843
MongoDB, Inc.(a)	210,582	49,025,596
		153,170,861
Life Sciences Tools & Services — 1.4%
Medpace Holdings, Inc.(a)	87,617	29,108,996
Repligen Corp.(a)	175,829	25,308,826
West Pharmaceutical Services, Inc.	93,244	30,543,005
		84,960,827
Machinery — 4.5%
Cummins, Inc.	88,700	30,920,820
ITT, Inc.	321,118	45,881,340
Lincoln Electric Holdings, Inc.	245,751	46,070,940
Westinghouse Air Brake Technologies Corp.	826,447	156,686,087
		279,559,187
Media — 1.9%
The Trade Desk, Inc. - Class A(a)	1,022,010	120,116,835
Oil, Gas & Consumable Fuels — 2.1%
Antero Resources Corp.(a)	1,640,409	57,496,335
Permian Resources Corp.	4,982,689	71,651,068
		129,147,403
Personal Care Products — 0.3%
elf Beauty, Inc.(a)	140,002	17,577,251
Pharmaceuticals — 0.6%
Intra-Cellular Therapies, Inc.(a)	420,712	35,137,866
Professional Services — 1.5%
Booz Allen Hamilton Holding Corp.	701,859	90,329,253
Semiconductors & Semiconductor Equipment — 4.9%
Entegris, Inc.	609,982	60,424,817
Marvell Technology, Inc.	1,018,635	112,508,236
Monolithic Power Systems, Inc.	112,207	66,392,882
Teradyne, Inc.	542,560	68,319,155
		307,645,090
Software — 14.0%
AppLovin Corp. - Class A(a)	366,106	118,556,106
Crowdstrike Holdings, Inc. - Class A(a)	134,155	45,902,475
Datadog, Inc. - Class A(a)	785,221	112,200,229
Dynatrace, Inc.(a)	1,173,544	63,782,116
Fair Isaac Corp.(a)	47,026	93,625,474
HubSpot, Inc.(a)	118,129	82,308,743
Nutanix, Inc. - Class A(a)	959,259	58,687,466

	Shares	Value
PTC, Inc.(a)	478,548	$87,990,621
Synopsys, Inc.(a)	84,835	41,175,515
Tyler Technologies, Inc.(a)	173,867	100,258,667
Zoom Communications, Inc.(a)	843,733	68,857,050
		873,344,462
Specialty Retail — 3.6%
Carvana Co.(a)	181,169	36,842,528
Chewy, Inc. - Class A(a)	1,441,399	48,272,453
Floor & Decor Holdings, Inc. - Class A(a)	389,762	38,859,271
RH(a)	85,185	33,527,964
Ross Stores, Inc.	460,339	69,635,481
		227,137,697
Technology Hardware, Storage & Peripherals — 0.5%
Pure Storage, Inc. - Class A(a)	550,624	33,824,832
Textiles, Apparel & Luxury Goods — 1.8%
Deckers Outdoor Corp.(a)	543,793	110,438,920
Trading Companies & Distributors — 3.4%
Core & Main, Inc. - Class A(a)	1,118,779	56,957,039
Ferguson Enterprises, Inc.	216,607	37,596,477
W.W. Grainger, Inc.	110,453	116,422,985
		210,976,501
TOTAL COMMON STOCKS (Cost $4,166,629,160)		6,235,250,830
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
First American Government Obligations Fund - Class X, 4.41%(c)	4,502,560	4,502,560
TOTAL SHORT-TERM INVESTMENTS (Cost $4,502,560)		4,502,560
TOTAL INVESTMENTS — 100.1% (Cost $4,171,131,720)		$6,239,753,390
Liabilities in Excess of Other Assets - (0.1)%		(4,338,235)
TOTAL NET ASSETS — 100.0%		$6,235,415,155

The accompanying notes are an integral part of these financial statements.

15

Carillon Eagle Mid Cap Growth Fund
Schedule of Investments
December 31, 2024(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $4,367,062 which represented 0.1% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024. Investment made with cash collateral received for securities on loan
The accompanying notes are an integral part of these financial statements.

16

CARILLON EAGLE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 101.6%
Aerospace & Defense — 2.8%
AeroVironment, Inc.(a)	38,724	$5,959,236
Woodward, Inc.	42,189	7,021,094
		12,980,330
Automobile Components — 0.6%
Modine Manufacturing Co.(a)	21,597	2,503,740
Biotechnology — 9.7%
Aldeyra Therapeutics, Inc.(a)	222,232	1,108,938
Alkermes PLC(a)	109,942	3,161,932
Arcellx, Inc.(a)	38,247	2,933,162
Blueprint Medicines Corp.(a)	45,660	3,982,465
Disc Medicine, Inc.(a)	23,766	1,506,764
Insmed, Inc.(a)	78,300	5,405,832
Iovance Biotherapeutics, Inc.(a)	302,049	2,235,163
Krystal Biotech, Inc.(a)	19,005	2,977,323
Madrigal Pharmaceuticals, Inc.(a)	10,100	3,116,557
Nuvalent, Inc. - Class A(a)	39,424	3,086,111
Protagonist Therapeutics, Inc.(a)	86,898	3,354,263
REVOLUTION Medicines, Inc.(a)	21,666	947,671
SpringWorks Therapeutics, Inc.(a)	81,637	2,949,545
TG Therapeutics, Inc.(a)	50,295	1,513,879
Vaxcyte, Inc.(a)	53,090	4,345,947
Viridian Therapeutics, Inc.(a)	93,609	1,794,485
		44,420,037
Building Products — 3.2%
AAON, Inc.	60,002	7,061,035
Zurn Elkay Water Solutions Corp.	198,117	7,389,764
		14,450,799
Capital Markets — 6.3%
LPL Financial Holdings, Inc.	15,470	5,051,110
Perella Weinberg Partners	222,323	5,300,180
PJT Partners, Inc. - Class A	74,635	11,778,149
StepStone Group, Inc. - Class A	115,125	6,663,435
		28,792,874
Chemicals — 1.6%
Quaker Chemical Corp.	52,876	7,442,826
Commercial Services & Supplies — 5.3%
Aris Water Solutions, Inc. - Class A	187,613	4,493,332
MSA Safety, Inc.	52,264	8,663,803
RB Global, Inc.	122,400	11,041,704
		24,198,839
Construction & Engineering — 1.3%
Dycom Industries, Inc.(a)	33,504	5,831,706
Consumer Finance — 1.1%
FirstCash Holdings, Inc.	47,614	4,932,810
Diversified Consumer Services — 1.5%
OneSpaWorld Holdings Ltd.	352,315	7,011,069

	Shares	Value
Electrical Equipment — 1.5%
Bloom Energy Corp. - Class A(a)	151,385	$3,362,261
Powell Industries, Inc.	15,384	3,409,863
		6,772,124
Electronic Equipment, Instruments & Components — 4.5%
Badger Meter, Inc.	15,219	3,228,254
Cognex Corp.	90,895	3,259,495
Coherent Corp.(a)	61,621	5,837,357
Fabrinet(a)	10,259	2,255,749
Itron, Inc.(a)	56,343	6,117,723
		20,698,578
Energy Equipment & Services — 1.7%
Archrock, Inc.	320,324	7,972,864
Financial Services — 1.8%
Flywire Corp.(a)	269,584	5,558,822
I3 Verticals, Inc. - Class A(a)	105,659	2,434,383
		7,993,205
Food Products — 1.3%
Freshpet, Inc.(a)	40,061	5,933,435
Ground Transportation — 1.8%
Landstar System, Inc.	46,478	7,987,709
Health Care Equipment & Supplies — 5.3%
Establishment Labs Holdings, Inc.(a)	34,830	1,604,618
Glaukos Corp.(a)	23,603	3,539,034
Haemonetics Corp.(a)	31,232	2,438,595
iRhythm Technologies, Inc.(a)	33,177	2,991,570
Lantheus Holdings, Inc.(a)	52,693	4,713,916
Merit Medical Systems, Inc.(a)	91,434	8,843,496
		24,131,229
Health Care Providers & Services — 4.9%
BrightSpring Health Services, Inc.(a)	265,714	4,525,110
HealthEquity, Inc.(a)	42,864	4,112,801
Hims & Hers Health, Inc.(a)	59,345	1,434,962
RadNet, Inc.(a)	80,385	5,614,088
The Ensign Group, Inc.	49,528	6,580,290
		22,267,251
Hotels, Restaurants & Leisure — 5.2%
Genius Sports Ltd.(a)	408,655	3,534,866
Penn Entertainment, Inc.(a)	137,300	2,721,286
Shake Shack, Inc. - Class A(a)	53,985	7,007,253
United Parks & Resorts, Inc.(a)	128,175	7,202,153
Wingstop, Inc.	11,974	3,403,011
		23,868,569
Industrial REITs — 1.7%
EastGroup Properties, Inc.	47,310	7,592,782
Insurance — 1.1%
Selective Insurance Group, Inc.	55,855	5,223,560

The accompanying notes are an integral part of these financial statements.

17

CARILLON EAGLE SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Interactive Media & Services — 0.5%
ZoomInfo Technologies, Inc.(a)	237,121	$2,492,142
Life Sciences Tools & Services — 0.4%
Medpace Holdings, Inc.(a)	5,829	1,936,569
Machinery — 5.8%
Atmus Filtration Technologies, Inc.	171,682	6,726,501
Esab Corp.	89,516	10,736,549
Federal Signal Corp.	52,814	4,879,485
SPX Technologies, Inc.(a)	29,244	4,255,587
		26,598,122
Media — 0.4%
TechTarget, Inc.(a)	93,211	1,847,442
Metals & Mining — 0.9%
ATI, Inc.(a)	72,921	4,013,572
Oil, Gas & Consumable Fuels — 3.3%
Antero Resources Corp.(a)	131,554	4,610,968
Chord Energy Corp.	28,639	3,348,472
Viper Energy, Inc.	146,973	7,211,965
		15,171,405
Personal Care Products — 1.0%
BellRing Brands, Inc.(a)	60,251	4,539,310
Pharmaceuticals — 1.7%
Axsome Therapeutics, Inc.(a)	25,189	2,131,241
Intra-Cellular Therapies, Inc.(a)	66,883	5,586,068
		7,717,309
Professional Services — 1.2%
Parsons Corp.(a)	58,390	5,386,478
Real Estate Management & Development — 0.9%
Cushman & Wakefield PLC(a)	296,062	3,872,491
Semiconductors & Semiconductor Equipment — 5.9%
Credo Technology Group Holding Ltd.(a)	39,813	2,675,832
Impinj, Inc.(a)	22,812	3,313,671
Lattice Semiconductor Corp.(a)	124,108	7,030,718
Onto Innovation, Inc.(a)	38,576	6,429,462
Rambus, Inc.(a)	138,718	7,332,633
		26,782,316
Software — 9.7%
Appfolio, Inc. - Class A(a)	32,794	8,090,936
BILL Holdings, Inc.(a)	54,481	4,615,085
Cellebrite DI Ltd.(a)	119,334	2,628,928
Five9, Inc.(a)	76,781	3,120,380

	Shares	Value
Freshworks, Inc. - Class A(a)	339,282	$5,486,190
Monday.com Ltd.(a)	28,583	6,729,582
Procore Technologies, Inc.(a)	50,625	3,793,331
Rapid7, Inc.(a)	61,813	2,486,737
Varonis Systems, Inc.(a)	116,456	5,174,140
Zeta Global Holdings Corp. - Class A(a)	117,060	2,105,909
		44,231,218
Specialty Retail — 3.0%
Abercrombie & Fitch Co. - Class A(a)	35,109	5,247,742
Boot Barn Holdings, Inc.(a)	41,429	6,289,751
Warby Parker, Inc. - Class A(a)	91,512	2,215,506
		13,752,999
Textiles, Apparel & Luxury Goods — 0.7%
Figs, Inc. - Class A(a)	532,806	3,298,069
Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc.	17,456	4,180,188
Core & Main, Inc. - Class A(a)	92,970	4,733,103
		8,913,291
TOTAL COMMON STOCKS (Cost $337,369,799)		463,559,069
TOTAL INVESTMENTS — 101.6% (Cost $337,369,799)		$463,559,069
Liabilities in Excess of Other Assets - (1.6)%		(7,403,679)
TOTAL NET ASSETS — 100.0%		$456,155,390

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

18

CARILLON SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 100.0%
Aerospace & Defense — 1.4%
BWX Technologies, Inc.	157,873	$17,585,473
Textron, Inc.	308,999	23,635,334
		41,220,807
Automobile Components — 0.4%
Aptiv PLC(a)	212,756	12,867,483
Automobiles — 0.5%
Thor Industries, Inc.	148,495	14,212,456
Banks — 4.8%
Citizens Financial Group, Inc.	843,069	36,892,699
First Horizon Corp.	3,868,359	77,908,750
Huntington Bancshares, Inc.	1,872,173	30,460,255
		145,261,704
Beverages — 2.1%
Brown-Forman Corp. - Class B	448,269	17,025,257
Coca-Cola Consolidated, Inc.	14,433	18,185,436
Monster Beverage Corp.(a)	536,658	28,206,744
		63,417,437
Biotechnology — 0.7%
Neurocrine Biosciences, Inc.(a)	163,638	22,336,587
Broadline Retail — 0.7%
Coupang, Inc.(a)	925,956	20,352,513
Building Products — 1.8%
Carlisle Cos, Inc.	34,126	12,587,034
Carrier Global Corp.	245,546	16,760,970
Owens Corning	145,829	24,837,595
		54,185,599
Capital Markets — 4.8%
Cboe Global Markets, Inc.	217,223	42,445,374
Evercore, Inc. - Class A	115,683	32,066,171
Interactive Brokers Group, Inc. - Class A	94,399	16,677,471
Morningstar, Inc.	34,176	11,509,110
Robinhood Markets, Inc. - Class A(a)	674,184	25,120,096
StepStone Group, Inc. - Class A	300,596	17,398,496
		145,216,718
Chemicals — 1.6%
Corteva, Inc.	323,211	18,410,099
DuPont de Nemours, Inc.	262,801	20,038,576
Westlake Corp.	103,527	11,869,370
		50,318,045
Commercial Services & Supplies — 1.5%
Clean Harbors, Inc.(a)	67,927	15,632,720
RB Global, Inc.	337,907	30,482,590
		46,115,310
Communications Equipment — 1.0%
Ciena Corp.(a)	348,553	29,560,780

	Shares	Value
Construction & Engineering — 1.5%
Quanta Services, Inc.	144,339	$45,618,341
Construction Materials — 1.6%
Eagle Materials, Inc.	83,972	20,720,931
Martin Marietta Materials, Inc.	56,305	29,081,532
		49,802,463
Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc. - Class A	562,281	11,043,199
Casey’s General Stores, Inc.	118,532	46,965,934
		58,009,133
Distributors — 0.5%
LKQ Corp.	392,729	14,432,791
Electric Utilities — 2.2%
Evergy, Inc.	210,491	12,955,721
PPL Corp.	1,690,606	54,877,071
		67,832,792
Electrical Equipment — 2.6%
AMETEK, Inc.	101,944	18,376,425
GE Vernova, Inc.	43,326	14,251,221
Hubbell, Inc.	63,067	26,418,136
Vertiv Holdings Co. - Class A	177,509	20,166,798
		79,212,580
Electronic Equipment, Instruments & Components — 1.3%
Celestica, Inc.(a)	225,092	20,775,992
Keysight Technologies, Inc.(a)	125,685	20,188,781
		40,964,773
Energy Equipment & Services — 0.7%
Noble Corp. PLC	699,725	21,971,365
Entertainment — 2.0%
Live Nation Entertainment, Inc.(a)	86,199	11,162,770
Take-Two Interactive Software, Inc.(a)	123,242	22,686,387
TKO Group Holdings, Inc.(a)	194,505	27,641,106
		61,490,263
Financial Services — 2.1%
Corebridge Financial, Inc.	767,952	22,984,803
Jack Henry & Associates, Inc.	70,112	12,290,634
Shift4 Payments, Inc. - Class A(a)(b)	290,425	30,140,307
		65,415,744
Food Products — 0.6%
The Hershey Co.	112,154	18,993,280
Gas Utilities — 1.0%
Atmos Energy Corp.	217,939	30,352,365

The accompanying notes are an integral part of these financial statements.

19

CARILLON SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Ground Transportation — 1.4%
Knight-Swift Transportation Holdings, Inc.	176,665	$9,370,312
U-Haul Holding Co.	305,117	19,542,744
XPO, Inc.(a)	99,409	13,037,490
		41,950,546
Health Care Equipment & Supplies — 1.8%
Edwards Lifesciences Corp.(a)	373,914	27,680,854
GE HealthCare Technologies, Inc.	351,963	27,516,467
		55,197,321
Health Care Providers & Services — 5.9%
Cencora, Inc.	212,812	47,814,600
Centene Corp.(a)	610,807	37,002,688
Encompass Health Corp.	527,940	48,755,259
Henry Schein, Inc.(a)	324,877	22,481,488
Hims & Hers Health, Inc.(a)	437,357	10,575,292
Quest Diagnostics, Inc.	84,304	12,718,102
		179,347,429
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	853,087	14,946,084
Hotels, Restaurants & Leisure — 3.3%
Boyd Gaming Corp.	428,017	31,048,353
Las Vegas Sands Corp.	431,542	22,163,997
Texas Roadhouse, Inc.	85,197	15,372,095
Viking Holdings Ltd.(a)	740,995	32,648,240
		101,232,685
Household Durables — 2.6%
D.R. Horton, Inc.	192,988	26,983,582
NVR, Inc.(a)	2,157	17,641,887
SharkNinja, Inc.(a)	364,477	35,485,481
		80,110,950
Household Products — 0.7%
Church & Dwight Co., Inc.	214,527	22,463,122
Industrial REITs — 2.0%
EastGroup Properties, Inc.	133,973	21,501,327
STAG Industrial, Inc.	1,192,367	40,325,852
		61,827,179
Insurance — 4.2%
Arch Capital Group Ltd.	171,796	15,865,361
Axis Capital Holdings Ltd.	450,477	39,921,272
Brown & Brown, Inc.	126,504	12,905,938
Everest Group Ltd.	69,386	25,149,649
The Allstate Corp.	82,178	15,843,097
White Mountains Insurance Group Ltd.	10,192	19,824,051
		129,509,368

	Shares	Value
IT Services — 1.6%
EPAM Systems, Inc.(a)	67,512	$15,785,656
Gartner, Inc.(a)	33,432	16,196,801
MongoDB, Inc.(a)	74,943	17,447,480
		49,429,937
Leisure Products — 0.6%
Brunswick Corp.	266,462	17,234,762
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	197,637	26,550,555
Machinery — 2.4%
Chart Industries, Inc.(a)	121,067	23,104,426
Parker-Hannifin Corp.	44,865	28,535,486
Xylem, Inc.	180,922	20,990,571
		72,630,483
Marine Transportation — 0.6%
Kirby Corp.(a)	160,713	17,003,435
Media — 1.1%
Omnicom Group, Inc.	403,559	34,722,216
Metals & Mining — 2.3%
Agnico Eagle Mines Ltd.	172,812	13,515,627
Alamos Gold, Inc. - Class A	766,948	14,142,521
ATI, Inc.(a)	505,711	27,834,333
Freeport-McMoRan, Inc.	384,125	14,627,480
		70,119,961
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
AGNC Investment Corp.(b)	2,801,995	25,806,374
Multi-Utilities — 3.2%
CenterPoint Energy, Inc.	1,811,974	57,493,935
WEC Energy Group, Inc.	444,122	41,765,233
		99,259,168
Office REITs — 0.5%
Cousins Properties, Inc.	510,883	15,653,455
Oil, Gas & Consumable Fuels — 5.1%
Cheniere Energy, Inc.	116,889	25,115,940
EQT Corp.	1,122,503	51,758,613
Targa Resources Corp.	103,118	18,406,563
Viper Energy, Inc.	1,236,705	60,685,114
		155,966,230
Passenger Airlines — 1.2%
Delta Air Lines, Inc.	618,817	37,438,429
Professional Services — 0.9%
Booz Allen Hamilton Holding Corp.	111,455	14,344,259
Paycom Software, Inc.	66,852	13,702,654
		28,046,913

The accompanying notes are an integral part of these financial statements.

20

CARILLON SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Residential REITs — 2.3%
Mid-America Apartment Communities, Inc.	342,742	$52,977,631
UDR, Inc.	431,653	18,738,057
		71,715,688
Retail REITs — 1.9%
Agree Realty Corp.	831,438	58,574,807
Semiconductors & Semiconductor Equipment — 3.1%
Allegro MicroSystems, Inc.(a)	619,519	13,542,685
Marvell Technology, Inc.	380,806	42,060,023
Monolithic Power Systems, Inc.	15,702	9,290,873
Rambus, Inc.(a)	175,392	9,271,221
Teradyne, Inc.	164,330	20,692,434
		94,857,236
Software — 4.8%
AppLovin Corp. - Class A(a)	190,601	61,722,322
BILL Holdings, Inc.(a)	166,226	14,081,004
Klaviyo, Inc. - Class A(a)	243,694	10,049,941
Palantir Technologies, Inc. - Class A(a)	339,606	25,684,402
Workday, Inc. - Class A(a)	69,620	17,964,049
Zscaler, Inc.(a)	97,145	17,525,929
		147,027,647
Specialized REITs — 0.4%
Digital Realty Trust, Inc.	68,591	12,163,242
Specialty Retail — 3.7%
Bath & Body Works, Inc.	524,796	20,346,341
Boot Barn Holdings, Inc.(a)	119,244	18,103,624
Murphy USA, Inc.	58,334	29,269,085
O’Reilly Automotive, Inc.(a)	17,583	20,849,921
Ross Stores, Inc.	104,146	15,754,165
Tractor Supply Co.	155,728	8,262,928
		112,586,064
Trading Companies & Distributors — 0.9%
United Rentals, Inc.	38,664	27,236,468
TOTAL COMMON STOCKS (Cost $2,319,955,505)		3,059,769,083

	Shares	Value
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
First American Government Obligations Fund - Class X, 4.41%(c)	31,967,340	$31,967,340
TOTAL SHORT-TERM INVESTMENTS (Cost $31,967,340)		31,967,340
TOTAL INVESTMENTS — 101.0% (Cost $2,351,922,845)		$3,091,736,423
Liabilities in Excess of Other Assets - (1.0)%		(30,893,562)
TOTAL NET ASSETS — 100.0%		$3,060,842,861

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $31,004,812 which represented 1.0% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

21

CARILLON SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace & Defense — 2.4%
Kratos Defense & Security Solutions, Inc.(a)	233,297	$6,154,375
Automobile Components — 2.0%
Patrick Industries, Inc.	59,944	4,980,148
Automobiles — 1.1%
Thor Industries, Inc.	28,426	2,720,652
Banks — 2.3%
Axos Financial, Inc.(a)	54,759	3,824,916
Hilltop Holdings, Inc.	72,241	2,068,260
		5,893,176
Beverages — 0.5%
MGP Ingredients, Inc.	35,158	1,384,170
Biotechnology — 6.4%
Halozyme Therapeutics, Inc.(a)	94,681	4,526,699
Kiniksa Pharmaceuticals International PLC(a)	111,269	2,200,901
Krystal Biotech, Inc.(a)	20,228	3,168,918
Vericel Corp.(a)	113,370	6,225,147
		16,121,665
Capital Markets — 4.1%
Cohen & Steers, Inc.	52,718	4,867,980
PJT Partners, Inc. - Class A	35,803	5,650,072
		10,518,052
Chemicals — 1.5%
Aspen Aerogels, Inc.(a)	123,276	1,464,519
Balchem Corp.	14,435	2,352,833
		3,817,352
Commercial Services & Supplies — 3.6%
Aris Water Solutions, Inc. - Class A	219,137	5,248,331
CECO Environmental Corp.(a)	132,459	4,004,236
		9,252,567
Communications Equipment — 1.1%
Applied Optoelectronics, Inc.(a)	77,949	2,873,200
Construction & Engineering — 4.1%
Construction Partners, Inc. - Class A(a)	48,297	4,272,352
Dycom Industries, Inc.(a)	35,327	6,149,018
		10,421,370
Consumer Staples Distribution & Retail — 1.7%
The Chefs’ Warehouse, Inc.(a)	85,162	4,200,190
Diversified Consumer Services — 2.0%
OneSpaWorld Holdings Ltd.	251,301	5,000,890

	Shares	Value
Electrical Equipment — 2.8%
American Superconductor Corp.(a)	150,218	$3,699,870
Vicor Corp.(a)	69,026	3,335,336
		7,035,206
Electronic Equipment, Instruments & Components — 7.9%
Advanced Energy Industries, Inc.	30,793	3,560,595
ePlus, Inc.(a)	55,094	4,070,345
Fabrinet(a)	23,455	5,157,285
Plexus Corp.(a)	29,113	4,555,602
Powerfleet, Inc.(a)	397,303	2,646,038
		19,989,865
Energy Equipment & Services — 0.8%
Core Laboratories, Inc.	111,409	1,928,490
Financial Services — 1.1%
I3 Verticals, Inc. - Class A(a)	118,532	2,730,977
Health Care Equipment & Supplies — 9.2%
Enovis Corp.(a)	60,381	2,649,518
ICU Medical, Inc.(a)	24,068	3,734,632
Integer Holdings Corp.(a)	37,546	4,975,596
Lantheus Holdings, Inc.(a)	38,892	3,479,278
LeMaitre Vascular, Inc.	66,959	6,169,602
UFP Technologies, Inc.(a)	9,113	2,228,220
		23,236,846
Health Care Providers & Services — 5.0%
Addus HomeCare Corp.(a)	29,587	3,708,731
AMN Healthcare Services, Inc.(a)	41,720	997,942
HealthEquity, Inc.(a)	59,578	5,716,509
U.S. Physical Therapy, Inc.	26,099	2,315,242
		12,738,424
Health Care REITs — 1.5%
CareTrust REIT, Inc.	139,734	3,779,805
Health Care Technology — 1.4%
Certara, Inc.(a)	191,699	2,041,594
Evolent Health, Inc. - Class A(a)	127,459	1,433,914
		3,475,508
Hotels, Restaurants & Leisure — 1.7%
Lindblad Expeditions Holdings, Inc.(a)	115,292	1,367,363
The Cheesecake Factory, Inc.	60,300	2,860,632
		4,227,995
Household Durables — 2.7%
Installed Building Products, Inc.	25,162	4,409,640
LGI Homes, Inc.(a)	26,439	2,363,647
		6,773,287
Interactive Media & Services — 0.8%
Ziff Davis, Inc.(a)	37,143	2,018,351

The accompanying notes are an integral part of these financial statements.

22

CARILLON SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
IT Services — 1.3%
Grid Dynamics Holdings, Inc.(a)	152,598	$3,393,780
Machinery — 3.3%
Albany International Corp. - Class A	36,269	2,900,432
Chart Industries, Inc.(a)	29,348	5,600,772
		8,501,204
Media — 1.1%
Magnite, Inc.(a)	175,972	2,801,474
Metals & Mining — 0.9%
Materion Corp.	23,446	2,318,340
Oil, Gas & Consumable Fuels — 2.0%
Excelerate Energy, Inc. - Class A	100,302	3,034,136
Kimbell Royalty Partners LP	127,171	2,063,985
		5,098,121
Pharmaceuticals — 4.1%
Axsome Therapeutics, Inc.(a)	34,137	2,888,331
Corcept Therapeutics, Inc.(a)	75,089	3,783,735
Supernus Pharmaceuticals, Inc.(a)	105,123	3,801,248
		10,473,314
Professional Services — 2.3%
Insperity, Inc.	41,444	3,212,324
Paycor HCM, Inc.(a)	138,252	2,567,340
		5,779,664
Residential REITs — 0.7%
UMH Properties, Inc.	99,184	1,872,594
Semiconductors & Semiconductor Equipment — 5.9%
Ambarella, Inc.(a)	51,421	3,740,364
Impinj, Inc.(a)	31,392	4,560,002
PDF Solutions, Inc.(a)	88,081	2,385,233
Power Integrations, Inc.	35,106	2,166,040
Ultra Clean Holdings, Inc.(a)	60,218	2,164,837
		15,016,476
Software — 8.0%
Box, Inc. - Class A(a)	129,845	4,103,102
Intapp, Inc.(a)	82,388	5,280,247
PagerDuty, Inc.(a)	168,718	3,080,791
Qualys, Inc.(a)	20,459	2,868,761
The Descartes Systems Group, Inc.(a)	23,286	2,645,289
Verint Systems, Inc.(a)	88,260	2,422,737
		20,400,927

	Shares	Value
Textiles, Apparel & Luxury Goods — 1.2%
G-III Apparel Group Ltd.(a)	91,897	$2,997,680
Trading Companies & Distributors — 1.0%
Global Industrial Co.	99,631	2,469,852
TOTAL COMMON STOCKS (Cost $157,086,619)		252,395,987
TOTAL INVESTMENTS — 99.5% (Cost $157,086,619)		$252,395,987
Other Assets in Excess of Liabilities - 0.5%		1,318,173
TOTAL NET ASSETS — 100.0%		$253,714,160

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

23

Carillon Chartwell Real Income Fund
Schedule of Investments
December 31, 2024

	Par	Value
U.S. TREASURY SECURITIES — 64.5%
U.S. Treasury Inflation Indexed Bonds
0.75%, 02/15/2042	$8,381,940	$6,418,690
0.63%, 02/15/2043	6,864,900	5,025,981
0.88%, 02/15/2047	9,846,830	7,118,929
1.00%, 02/15/2048	8,230,914	6,055,962
2.13%, 02/15/2054	2,319,358	2,146,517
U.S. Treasury Inflation Indexed Notes
0.63%, 01/15/2026	10,627,920	10,481,642
2.00%, 01/15/2026	11,133,010	11,133,753
0.13%, 04/15/2026	10,833,030	10,573,069
0.38%, 01/15/2027	7,840,680	7,602,198
2.38%, 01/15/2027	10,957,030	11,060,974
0.13%, 04/15/2027	6,987,500	6,697,332
0.50%, 01/15/2028	6,398,600	6,116,672
1.75%, 01/15/2028	9,040,620	8,974,118
1.25%, 04/15/2028	10,623,877	10,350,659
3.63%, 04/15/2028	5,855,040	6,144,207
0.88%, 01/15/2029	8,932,250	8,527,938
2.13%, 04/15/2029	8,164,400	8,174,256
3.88%, 04/15/2029	6,931,850	7,434,294
0.13%, 01/15/2030	4,545,702	4,128,340
0.13%, 01/15/2031	8,797,558	7,807,487
1.13%, 01/15/2033	9,505,688	8,742,477
TOTAL U.S. TREASURY SECURITIES (Cost $161,374,104)		160,715,495

	Shares
COMMON STOCKS — 13.8%
Biotechnology — 0.4%
Viking Therapeutics, Inc.(a)	25,000	1,006,000
Chemicals — 1.0%
CF Industries Holdings, Inc.	16,000	1,365,120
Nutrien Ltd.	25,000	1,118,750
		2,483,870
Communications Equipment — 0.5%
Ciena Corp.(a)	15,000	1,272,150
Consumer Staples Distribution & Retail — 0.9%
Target Corp.	17,000	2,298,060
Energy Equipment & Services — 0.8%
Baker Hughes Co.	45,000	1,845,900
Entertainment — 1.1%
Electronic Arts, Inc.	19,000	2,779,700
Financial Services — 0.8%
PayPal Holdings, Inc.(a)	22,000	1,877,700

	Shares	Value
Health Care Providers & Services — 0.7%
Quest Diagnostics, Inc.	12,200	$1,840,492
IT Services — 0.4%
Kyndryl Holdings, Inc.(a)	25,000	865,000
Metals & Mining — 3.0%
Alamos Gold, Inc. - Class A	185,000	3,411,400
Coeur Mining, Inc.(a)	365,000	2,087,800
OceanaGold Corp.	745,000	2,062,750
		7,561,950
Oil, Gas & Consumable Fuels — 2.5%
EQT Corp.	70,000	3,227,700
Expand Energy Corp.	13,000	1,294,150
Tourmaline Oil Corp.	36,000	1,665,950
		6,187,800
Pharmaceuticals — 1.2%
Teva Pharmaceutical Industries Ltd. - ADR(a)	140,000	3,085,600
Specialty Retail — 0.5%
Camping World Holdings, Inc. - Class A	58,000	1,222,640
TOTAL COMMON STOCKS (Cost $28,977,163)		34,326,862

	Par
COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.0%
Chase Home Lending Mortgage Trust, Series 2023-1, Class A5, 6.00%, 06/25/2054(b)(c)	$715,000	710,443
GS Mortgage-Backed Securities Trust
Series 2023-PJ3, Class A3, 5.00%, 10/27/2053(b)(c)	2,332,632	2,239,873
Series 2023-PJ4, Class A16, 6.50%, 01/25/2054(b)(c)	846,327	855,506
Series 2023-PJ5, Class A21, 6.00%, 02/25/2054(b)(c)	2,375,000	2,364,526
JP Morgan Mortgage Trust
Series 2023-10, Class A4, 6.00%, 05/25/2054(b)(c)	2,580,746	2,592,950
Series 2023-10, Class A7, 6.00%, 05/25/2054(b)(c)	1,740,000	1,720,783
Series 2023-6, Class A4, 6.00%, 12/26/2053(b)(c)	837,307	840,307
Series 2023-8, Class A5, 6.00%, 02/25/2054(b)(c)	1,445,000	1,437,311
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A6, 6.00%, 11/25/2053(b)(c)	1,225,000	1,225,087

The accompanying notes are an integral part of these financial statements.

24

Carillon Chartwell Real Income Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
OBX Trust, Series 2023-J2, Class A11, 6.00%, 11/25/2053(b)(c)	$1,500,000	$1,494,530
Radian Mortgage Capital Trust, Series 2024-J1, Class A4, 6.00%, 11/25/2054(b)(c)	1,039,573	1,036,771
Rate Mortgage Trust, Series 2024-J4, Class A4, 6.00%, 12/25/2054(b)(c)	1,418,600	1,419,709
RMF Buyout Issuance Trust, Series 2020-HB1, Class A1, 1.72%, 10/25/2050(b)(c)	931,495	885,037
Sequoia Mortgage Trust, Series 2023-3, Class A1, 6.00%, 09/25/2053(b)(c)	958,649	956,066
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $19,453,672)		19,778,899
CORPORATE BONDS — 3.8%
Airlines — 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	522,455	520,766
Commercial Services — 0.4%
CPI CG, Inc., 10.00%, 07/15/2029(b)	1,000,000	1,068,418
Diversified Financial Services — 0.4%
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/2029(b)	900,000	921,272
Food — 0.5%
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/2029(b)	1,300,000	1,348,720
Media — 0.3%
Univision Communications, Inc., 8.50%, 07/31/2031(b)	740,000	725,570
Oil, Gas & Consumable Fuels — 0.5%
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029(b)	1,269,000	1,233,677
Real Estate — 0.5%
Kennedy-Wilson, Inc., 4.75%, 03/01/2029	1,360,000	1,228,480

	Par	Value
Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	2,500,000	$2,436,977
TOTAL CORPORATE BONDS (Cost $9,368,555)		9,483,880

	Shares
EXCHANGE TRADED FUNDS — 3.5%
iShares Silver Trust(a)	175,000	4,607,750
SPDR Gold Shares(a)(d)	17,000	4,116,210
TOTAL EXCHANGE TRADED FUNDS (Cost $6,194,027)		8,723,960

	Par
ASSET-BACKED SECURITIES — 2.1%
FMC GMSR Issuer Trust, Series 2020-GT1, Class A, 4.45%, 01/25/2026(b)(c)	$2,265,000	2,171,736
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	1,590,000	1,618,273
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025(b)	444,934	437,566
Series 2021-FHT1, Class A, 3.10%, 07/25/2026(b)	192,723	185,885
Series 2021-GNT1, Class A, 3.47%, 11/25/2026(b)	794,917	749,294
TOTAL ASSET-BACKED SECURITIES (Cost $5,225,842)		5,162,754
AGENCY MORTGAGE-BACKED SECURITIES — 1.8%
Federal Home Loan Mortgage Corp.
Pool SD3857, 6.00%, 09/01/2053	1,495,547	1,503,078
Pool SD6320, 5.50%, 08/01/2054	3,048,244	3,011,179
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $4,486,419)		4,514,257
CONVERTIBLE BONDS — 0.8%
Pharmaceuticals — 0.8%
Jazz Investments I Ltd., 2.00%, 06/15/2026	2,000,000	2,027,000
TOTAL CONVERTIBLE BONDS (Cost $2,006,440)		2,027,000

The accompanying notes are an integral part of these financial statements.

25

Carillon Chartwell Real Income Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
PREFERRED STOCKS — 0.2%
Mortgage REITs — 0.2%
Rithm Capital Corp., Series C, 6.38% to 02/15/2025 then 3 mo. LIBOR US + 4.97%, Perpetual(e)	23,000	$566,260
TOTAL PREFERRED STOCKS (Cost $428,935)		566,260
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
First American Government Obligations Fund - Class X, 4.41%(f)	3,928,000	3,928,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,928,000)		3,928,000
TOTAL INVESTMENTS — 100.1% (Cost $241,443,157)		$249,227,367
Liabilities in Excess of Other Assets - (0.1)%		(161,327)
TOTAL NET ASSETS — 100.0%		$249,066,040

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(d)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $3,874,080 which represented 1.6% of net assets.
(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024. Investment made with cash collateral received for securities on loan.
The accompanying notes are an integral part of these financial statements.

26

Carillon Chartwell Short Duration High Yield Fund
Schedule of Investments
December 31, 2024

	Par	Value
CORPORATE BONDS — 96.3%
Aerospace & Defense — 2.4%
TransDigm, Inc.
6.75%, 08/15/2028(a)	$3,850,000	$3,883,586
6.38%, 03/01/2029(a)	2,575,000	2,580,721
		6,464,307
Airlines — 2.5%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026(a)	4,670,000	4,654,904
5.75%, 04/20/2029(a)	1,960,000	1,943,707
		6,598,611
Auto Manufacturers — 2.4%
Ford Motor Credit Co. LLC, 5.13%, 06/16/2025	6,500,000	6,495,812
Automobile Components — 1.9%
Phinia, Inc., 6.75%, 04/15/2029(a)	5,005,000	5,105,121
Commercial Services — 2.3%
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(a)	6,300,000	6,296,470
Commercial Services & Supplies — 1.7%
The Brink’s Co.
4.63%, 10/15/2027(a)	275,000	266,817
6.50%, 06/15/2029(a)	4,177,000	4,233,033
		4,499,850
Consumer Finance — 4.8%
OneMain Finance Corp.
7.13%, 03/15/2026	1,495,000	1,521,853
3.50%, 01/15/2027	4,190,000	3,996,754
3.88%, 09/15/2028	1,185,000	1,092,026
SLM Corp.
4.20%, 10/29/2025	2,755,000	2,730,374
3.13%, 11/02/2026	3,863,000	3,685,015
		13,026,022
Diversified Financial Services — 4.6%
GGAM Finance Ltd.
7.75%, 05/15/2026(a)	3,795,000	3,847,591
8.00%, 02/15/2027(a)	2,510,000	2,588,956
Macquarie Airfinance Holdings Ltd.
8.38%, 05/01/2028(a)	4,360,000	4,570,030
6.40%, 03/26/2029(a)	1,200,000	1,234,719
		12,241,296
Electric — 4.7%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(a)	6,424,000	6,143,487
Vistra Operations Co. LLC, 5.50%, 09/01/2026(a)	6,636,000	6,615,066
		12,758,553

	Par	Value
Electrical Components & Equipment — 1.8%
WESCO Distribution, Inc., 6.38%, 03/15/2029(a)	$4,775,000	$4,838,819
Equity REITs — 7.0%
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/2025	1,410,000	1,409,676
5.38%, 04/15/2026	4,680,000	4,680,070
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer
5.88%, 10/01/2028(a)	3,560,000	3,475,222
4.88%, 05/15/2029(a)	3,155,000	2,968,975
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026(a)	6,375,000	6,269,218
		18,803,161
Food — 2.3%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.25%, 03/15/2026(a)	6,450,000	6,292,479
Ground Transportation — 1.9%
XPO, Inc., 6.25%, 06/01/2028(a)	5,125,000	5,156,293
Health Care Providers & Services — 4.6%
Centene Corp., 4.25%, 12/15/2027	5,910,000	5,725,040
Tenet Healthcare Corp.
5.13%, 11/01/2027	3,105,000	3,040,953
4.25%, 06/01/2029	3,925,000	3,684,786
		12,450,779
Hotels, Restaurants & Leisure — 7.1%
Boyd Gaming Corp., 4.75%, 12/01/2027	6,375,000	6,163,309
International Game Technology PLC, 6.25%, 01/15/2027(a)	6,260,000	6,299,557
Travel + Leisure Co.
6.60%, 10/01/2025	2,931,000	2,938,436
6.63%, 07/31/2026(a)	3,580,000	3,618,264
		19,019,566
Investment Companies — 2.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/2026	1,388,000	1,376,181
5.25%, 05/15/2027	4,385,000	4,151,611
		5,527,792
Lodging — 2.6%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/2029(a)	2,450,000	2,524,369

The accompanying notes are an integral part of these financial statements.

27

Carillon Chartwell Short Duration High Yield Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Lodging — (Continued)
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025(a)	$4,280,000	$4,259,381
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	300,000	295,910
		7,079,660
Machinery — 2.3%
Esab Corp., 6.25%, 04/15/2029(a)	6,095,000	6,170,819
Media — 6.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/2025	5,220,000	5,213,785
Sirius XM Radio LLC, 3.13%, 09/01/2026(a)	6,495,000	6,238,814
TEGNA, Inc.
4.75%, 03/15/2026(a)	5,020,000	4,951,054
4.63%, 03/15/2028	1,765,000	1,667,930
		18,071,583
Metals & Mining — 0.2%
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029(a)	625,000	618,313
Mortgage REITs — 2.5%
Starwood Property Trust, Inc.
4.75%, 03/15/2025	1,210,000	1,209,367
3.63%, 07/15/2026(a)	4,362,000	4,209,787
4.38%, 01/15/2027(a)	1,325,000	1,281,063
		6,700,217
Oil & Gas — 2.4%
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/2027	4,425,000	4,416,225
5.88%, 03/15/2028	2,085,000	2,076,487
		6,492,712
Oil, Gas & Consumable Fuels — 1.9%
Western Midstream Operating LP, 3.10%, 02/01/2025	5,145,000	5,132,014
Packaging & Containers — 2.5%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	6,730,000	6,656,446
Pharmaceuticals — 4.8%
Jazz Securities DAC, 4.38%, 01/15/2029(a)	7,085,000	6,680,254

	Par	Value
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	$3,865,000	$3,713,866
4.75%, 05/09/2027	2,310,000	2,254,147
6.75%, 03/01/2028	250,000	255,264
		12,903,531
Pipelines — 4.7%
Kinetik Holdings LP, 6.63%, 12/15/2028(a)	6,325,000	6,470,532
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/2027(a)	1,940,000	1,922,153
5.50%, 01/15/2028(a)	1,845,000	1,774,393
7.38%, 02/15/2029(a)	2,575,000	2,583,151
		12,750,229
Private Equity — 2.5%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026(a)	5,505,000	5,334,205
8.00%, 06/15/2027(a)	1,240,000	1,291,981
		6,626,186
Specialized REITs — 2.3%
SBA Communications Corp., 3.88%, 02/15/2027	6,530,000	6,251,328
Technology Hardware, Storage & Peripherals — 2.0%
Western Digital Corp., 4.75%, 02/15/2026	5,500,000	5,446,979
Trading Companies & Distributors — 4.8%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(a)	6,695,000	6,548,007
Herc Holdings, Inc.
5.50%, 07/15/2027(a)	1,315,000	1,298,197
6.63%, 06/15/2029(a)	5,055,000	5,119,045
		12,965,249
TOTAL CORPORATE BONDS (Cost $259,242,291)		259,440,197
TOTAL INVESTMENTS — 96.3% (Cost $259,242,291)		259,440,197
Other Assets in Excess of Liabilities — 3.7%		9,968,071
TOTAL NET ASSETS — 100.0%		$269,408,268

The accompanying notes are an integral part of these financial statements.

28

Carillon Chartwell Short Duration High Yield Fund
Schedule of Investments
December 31, 2024(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

The accompanying notes are an integral part of these financial statements.

29

Carillon Reams Core Bond Fund
Schedule of Investments
December 31, 2024

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES — 37.1%
Fannie Mae-Aces, Series 2021-M23, Class AB, 0.50%, 11/01/2031	$2,081,995	$1,708,626
Fannie Mae Pool
5.50%, 01/15/2055(a)	55,105,000	54,374,778
6.00%, 01/15/2055(a)	36,525,000	36,693,358
4.00%, 02/15/2055(a)	33,865,000	30,960,131
4.50%, 02/15/2055(a)	12,380,000	11,638,695
5.00%, 02/15/2055(a)	26,830,000	25,880,375
6.00%, 02/15/2055(a)	16,275,000	16,336,031
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $178,404,118)		177,591,994
CORPORATE BONDS - 25.9%
Air Freight & Logistics - 0.5%
United Parcel Service, Inc., 5.15%, 05/22/2034	2,390,000	2,384,861
Airlines — 2.7%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029(b)	624,169	622,101
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027(b)	3,974,527	3,942,209
American Airlines, Pass Through Trust
Series 2017-2, Class AA, 3.35%, 10/15/2029	447,262	418,974
Series 2019-1, Class AA, 3.15%, 02/15/2032	517,761	468,313
British Airways, Pass Through Trust
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	420,688	385,584
Series 2020-1, Class A, 4.25%, 11/15/2032(b)	931,089	882,598
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	2,031,978	1,870,704
JetBlue, Pass Through Trust
Series 2019-1, Class AA, 4.00%, 11/15/2032	1,022,479	960,989
Series 2020-1, Class A, 2.75%, 05/15/2032	1,183,237	1,027,093
United Airlines, Pass Through Trust
Series 2015-1, Class AA, 3.45%, 12/01/2027	335,730	321,831
Series 2016-2, Class AA, 2.88%, 10/07/2028	646,967	604,239
Series 2018-1, Class AA, 3.50%, 03/01/2030	1,199,872	1,120,462
Series 2019-1, Class AA, 4.15%, 08/25/2031	353,968	337,836
		12,962,933

	Par	Value
Auto Manufacturers — 2.5%
General Motors Financial Co., Inc.
6.05%, 10/10/2025	$1,110,000	$1,119,501
1.25%, 01/08/2026	3,440,000	3,314,141
3.10%, 01/12/2032	1,065,000	911,670
Toyota Motor Credit Corp., 5.00%, 03/19/2027	1,465,000	1,477,820
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027(b)	2,260,000	2,262,265
3.75%, 05/13/2030(b)	2,905,000	2,653,825
		11,739,222
Banks — 6.5%
Bank of America Corp.
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033	2,140,000	2,033,678
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	2,580,000	2,530,512
Citigroup, Inc.
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030	1,345,000	1,306,934
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033	5,345,000	4,798,845
HSBC Holdings PLC, 4.95%, 03/31/2030	2,195,000	2,172,956
JPMorgan Chase & Co.
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028	850,000	842,483
4.59% to 04/26/2032 then SOFR + 1.80%, 04/26/2033	685,000	656,935
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	4,075,000	3,984,196
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035	1,470,000	1,454,221
Royal Bank of Canada, 4.65% to 10/18/2029 then SOFR + 1.08%, 10/18/2030	2,115,000	2,071,447
The PNC Financial Services Group, Inc.
4.81% to 10/21/2031 then SOFR + 1.26%, 10/21/2032	850,000	827,282
6.04% to 10/28/2032 then SOFR + 2.14%, 10/28/2033	1,240,000	1,283,261
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	2,590,000	2,611,394
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031	2,785,000	2,695,813
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033	1,950,000	1,883,242
		31,153,199

The accompanying notes are an integral part of these financial statements.

30

Carillon Reams Core Bond Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Capital Markets — 1.9%
Morgan Stanley, 2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	$2,780,000	$2,381,815
The Bank of New York Mellon Corp., 4.97% to 04/26/2033 then SOFR + 1.61%, 04/26/2034	2,485,000	2,435,365
The Goldman Sachs Group, Inc., 3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	2,665,000	2,296,880
UBS Group AG
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027(b)	1,575,000	1,514,784
3.13% to 08/13/2029 then 3 mo. LIBOR US + 1.47%, 08/13/2030(b)(c)	625,000	571,088
		9,199,932
Consumer Finance — 0.3%
American Express Co., 5.04% to 07/26/2027 then SOFR + 0.93%, 07/26/2028	1,650,000	1,658,640
Containers & Packaging — 0.5%
Sonoco Products Co., 3.13%, 05/01/2030	2,580,000	2,322,118
Electric — 5.2%
Appalachian Power Co., 2.70%, 04/01/2031	2,885,000	2,490,331
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/2030	480,000	446,678
DTE Electric Co., 5.20%, 04/01/2033	2,095,000	2,092,542
Duke Energy Florida LLC
5.88%, 11/15/2033	670,000	697,320
5.65%, 04/01/2040	2,590,000	2,606,336
Duke Energy Indiana LLC, 5.25%, 03/01/2034	1,190,000	1,189,558
Duke Energy Progress LLC, 5.25%, 03/15/2033	1,915,000	1,919,003
Entergy Arkansas LLC
5.30%, 09/15/2033	1,705,000	1,715,513
5.45%, 06/01/2034	1,385,000	1,403,570
3.35%, 06/15/2052	1,490,000	997,949
Entergy Louisiana LLC, 5.35%, 03/15/2034	1,520,000	1,518,668
Indianapolis Power & Light Co., 5.65%, 12/01/2032(b)	2,065,000	2,083,945
MidAmerican Energy Co., 5.35%, 01/15/2034	1,060,000	1,072,725
Monongahela Power Co., 5.85%, 02/15/2034(b)	1,440,000	1,471,942

	Par	Value
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	$2,660,000	$2,685,049
Wisconsin Public Service Corp., 2.85%, 12/01/2051	845,000	521,727
		24,912,856
Electric Utilities — 1.8%
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	2,415,000	2,274,117
Union Electric Co., 5.20%, 04/01/2034	1,680,000	1,669,536
Wisconsin Power and Light Co.
1.95%, 09/16/2031	1,650,000	1,342,326
3.95%, 09/01/2032	1,680,000	1,551,907
4.95%, 04/01/2033	1,895,000	1,839,461
		8,677,347
Equity REITs — 0.8%
Agree LP, 2.00%, 06/15/2028	2,905,000	2,630,831
Ventas Realty LP, 4.75%, 11/15/2030	1,455,000	1,422,821
		4,053,652
Insurance — 0.5%
MetLife, Inc., 5.38%, 07/15/2033	2,370,000	2,395,113
Multi-Utilities — 0.8%
Dominion Energy, Inc., 3.38%, 04/01/2030	1,480,000	1,361,340
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	2,000,000	1,686,859
WEC Energy Group, Inc., 1.80%, 10/15/2030	878,000	733,859
		3,782,058
Oil & Gas — 0.7%
BP Capital Markets America, Inc.
4.99%, 04/10/2034	995,000	967,724
5.23%, 11/17/2034	2,625,000	2,585,320
		3,553,044
Oil, Gas & Consumable Fuels — 0.5%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	2,300,000	2,183,892
Tobacco — 0.4%
Altria Group, Inc., 2.45%, 02/04/2032	2,480,000	2,040,750
Transportation — 0.3%
Burlington Northern Santa Fe LLC, 2.88%, 06/15/2052	1,675,000	1,042,104
Union Pacific Railroad Co., Pass Through Trust
Series 2004, 5.40%, 07/02/2025	2,941	2,941

The accompanying notes are an integral part of these financial statements.

31

Carillon Reams Core Bond Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Transportation — (Continued)
Series 2005, 5.08%, 01/02/2029	$66,285	$65,775
Series 2006, 5.87%, 07/02/2030	121,064	121,751
		1,232,571
TOTAL CORPORATE BONDS (Cost $129,084,834)		124,252,188
ASSET-BACKED SECURITIES — 18.9%
Ally Auto Receivables Trust, Series 2023-1, Class A2, 5.76%, 11/15/2026	753,198	754,232
American Homes 4 Rent Trust, Series 2015-SFR2, Class A, 3.73%, 10/17/2052(b)	1,355,969	1,343,509
AMSR Trust
Series 2019-SFR1, Class A, 2.77%, 01/19/2039(b)	655,000	633,987
Series 2020-SFR4, Class A, 1.36%, 11/17/2037(b)	2,561,991	2,500,897
Series 2021-SFR3, Class A, 1.48%, 10/17/2038(b)	1,150,000	1,084,853
Series 2024-SFR1, Class A, 4.29%, 07/17/2041(b)	455,000	439,516
Series 2024-SFR2, Class A, 4.15%, 11/17/2041(b)	440,000	420,079
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A, 2.36%, 03/20/2026(b)	732,500	730,189
Series 2020-1A, Class A, 2.33%, 08/20/2026(b)	2,035,000	2,014,557
Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, 05/15/2026(b)	780,232	781,144
BMW Vehicle Owner Trust
Series 2024-A, Class A2A, 5.42%, 02/25/2027	2,045,814	2,054,199
Series 2024-A, Class A2B, 4.90% (30 day avg SOFR US + 0.34%), 02/25/2027	1,078,450	1,078,804
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A2, 5.20%, 05/15/2026	52,796	52,805
Series 2024-1, Class A2A, 4.61%, 10/15/2027	800,000	801,015
Series 2024-1, Class A2B, 4.92% (30 day avg SOFR US + 0.32%), 10/15/2027	685,000	684,997
Citizens Auto Receivables Trust, Series 2024-2, Class A2B, 5.14% (30 day avg SOFR US + 0.54%), 11/16/2026(b)	1,544,106	1,545,414

	Par	Value
Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, 11/16/2026	$888,755	$890,543
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 08/17/2037(b)	1,682,568	1,648,367
Series 2020-SFR2, Class A, 1.27%, 10/19/2037(b)	3,220,204	3,139,521
Series 2021-SFR1, Class A, 1.54%, 08/17/2038(b)	1,446,831	1,377,226
Ford Credit Auto Owner Trust
Series 2023-A, Class A2A, 5.14%, 03/15/2026	55,270	55,275
Series 2023-B, Class A2B, 5.09% (30 day avg SOFR US + 0.49%), 06/15/2026	679,399	679,605
Series 2024-B, Class A2A, 5.40%, 04/15/2027	1,000,000	1,004,691
Series 2024-B, Class A2B, 5.00% (30 day avg SOFR US + 0.40%), 04/15/2027	975,000	975,553
Series 2024-C, Class A2B, 5.00% (30 day avg SOFR US + 0.40%), 08/15/2027	1,115,000	1,115,949
Series 2024-D, Class A2A, 4.59%, 10/15/2027	670,000	670,958
Series 2024-D, Class A2B, 4.92% (30 day avg SOFR US + 0.32%), 10/15/2027	635,000	635,115
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A2A, 5.74%, 09/16/2026	506,016	507,014
Series 2024-1, Class A2A, 5.12%, 02/16/2027	520,413	521,501
Series 2024-1, Class A2B, 5.00% (30 day avg SOFR US + 0.40%), 02/16/2027	441,028	441,191
Series 2024-3, Class A2A, 5.35%, 06/16/2027	975,000	979,621
Series 2024-3, Class A2B, 4.96% (30 day avg SOFR US + 0.36%), 06/16/2027	975,000	975,343
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 1.99%, 06/25/2026(b)	1,110,000	1,101,455
Honda Auto Receivables Owner Trust
Series 2022-1, Class A3, 1.88%, 05/15/2026	329,610	326,780
Series 2024-1, Class A2, 5.36%, 09/15/2026	2,678,230	2,685,499
Series 2024-2, Class A2, 5.48%, 11/18/2026	3,825,364	3,842,081

The accompanying notes are an integral part of these financial statements.

32

Carillon Reams Core Bond Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Hyundai Auto Receivables Trust
Series 2023-B, Class A2A, 5.77%, 05/15/2026	$663,300	$664,533
Series 2023-C, Class A2B, 5.23% (30 day avg SOFR US + 0.63%), 01/15/2027	920,757	921,810
Series 2024-B, Class A2A, 5.15%, 06/15/2027	1,385,000	1,390,078
Series 2024-B, Class A2B, 4.97% (30 day avg SOFR US + 0.37%), 06/15/2027	1,210,000	1,210,361
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	559,042	530,704
Mercedes-Benz Auto Lease Trust
Series 2024-A, Class A2B, 5.02% (30 day avg SOFR US + 0.42%), 02/16/2027	1,010,732	1,010,728
Series 2024-B, Class A2B, 5.04% (30 day avg SOFR US + 0.44%), 12/15/2026	700,000	700,100
Mercedes-Benz Auto Receivables Trust
Series 2023-2, Class A2, 5.92%, 11/16/2026	1,521,752	1,526,703
Series 2024-1, Class A2B, 4.97% (30 day avg SOFR US + 0.37%), 05/17/2027	1,492,906	1,493,186
Nissan Auto Receivables Owner Trust
Series 2023-A, Class A2A, 5.34%, 02/17/2026	261,149	261,252
Series 2023-B, Class A2A, 5.95%, 05/15/2026	849,004	851,817
Series 2023-B, Class A2B, 5.16% (30 day avg SOFR US + 0.56%), 05/15/2026	1,233,595	1,234,619
Series 2024-A, Class A2B, 4.98% (30 day avg SOFR US + 0.38%), 12/15/2026	4,361,532	4,363,306
Series 2024-B, Class A2B, 4.98% (30 day avg SOFR US + 0.38%), 06/15/2027	1,995,000	1,996,512
Porsche Financial Auto Securitization Trust
Series 2023-2A, Class A2A, 5.88%, 11/23/2026(b)	247,053	247,514
Series 2023-2A, Class A2B, 5.18% (30 day avg SOFR US + 0.58%), 11/23/2026(b)	199,090	199,203
Series 2024-1A, Class A2A, 4.45%, 01/24/2028(b)	1,115,000	1,115,632
Series 2024-1A, Class A2B, 4.88% (30 day avg SOFR US + 0.28%), 01/24/2028(b)	935,000	935,171
Progress Residential Trust
Series 2021-SFR2, Class A, 1.55%, 04/19/2038(b)	1,106,895	1,072,820

	Par	Value
Series 2021-SFR3, Class A, 1.64%, 05/17/2026(b)	$1,530,371	$1,479,038
Series 2021-SFR4, Class A, 1.56%, 05/17/2038(b)	1,940,193	1,867,473
Series 2021-SFR5, Class A, 1.43%, 07/17/2038(b)	718,176	686,715
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(b)	811,447	769,937
Series 2022-SFR1, Class A, 2.71%, 02/17/2041(b)	1,734,628	1,576,105
Series 2022-SFR2, Class A, 2.95%, 04/17/2027(b)	2,987,670	2,855,598
Series 2024-SFR5, Class A, 3.00%, 08/09/2029(b)	945,000	860,363
STAR Trust
Series 2021-SFR1, Class A, 5.11% (1 mo. Term SOFR + 0.71%), 04/17/2038(b)	940,601	934,232
Series 2022-SFR3, Class A, 6.05% (1 mo. Term SOFR + 1.65%), 05/17/2039(b)	3,246,620	3,243,631
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A2A, 5.28%, 05/15/2026	559,505	559,898
Series 2023-C, Class A2A, 5.60%, 08/17/2026	916,821	918,841
Series 2024-A, Class A2B, 4.95% (30 day avg SOFR US + 0.35%), 12/15/2026	1,234,991	1,235,001
Series 2024-C, Class A2A, 5.16%, 05/17/2027	1,140,000	1,144,671
Series 2024-C, Class A2B, 4.97% (30 day avg SOFR US + 0.37%), 05/17/2027	1,140,000	1,141,074
Series 2024-D, Class A2B, 4.99% (30 day avg SOFR US + 0.39%), 08/16/2027	5,240,000	5,243,205
Tricon Residential Trust
Series 2022-SFR1, Class A, 3.86%, 04/17/2039(b)	1,564,779	1,522,065
Series 2024-SFR2, Class A, 4.75%, 06/17/2040(b)	1,384,139	1,367,275
Series 2024-SFR4, Class A, 4.30%, 11/17/2041(b)	535,000	513,983
USAA Auto Owner Trust, Series 2023-A, Class A2, 5.83%, 07/15/2026(b)	361,837	362,264
TOTAL ASSET-BACKED SECURITIES (Cost $89,888,334)		90,500,903
U.S. TREASURY SECURITIES — 18.3%
U.S. Treasury Bonds
2.38%, 02/15/2042	2,455,000	1,747,613
4.25%, 08/15/2054	52,400,000	47,851,723
U.S. Treasury Inflation Indexed Bonds, 2.13%, 02/15/2054	5,168,414	4,783,260

The accompanying notes are an integral part of these financial statements.

33

Carillon Reams Core Bond Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
U.S. TREASURY SECURITIES — (Continued)
U.S. Treasury Notes
3.88%, 08/15/2034	$13,400,000	$ 12,670,213
4.25%, 11/15/2034	20,955,000	20,408,841
TOTAL U.S. TREASURY SECURITIES (Cost $92,178,551)		87,461,650
COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.6%
Benchmark Mortgage Trust
Series 2018-B5, Class A2, 4.08%, 07/15/2051	502,360	481,483
Series 2020-B22, Class A2, 1.16%, 01/15/2054	2,741,000	2,636,847
Series 2021-B23, Class A2, 1.62%, 02/15/2054	1,160,000	1,020,774
Series 2021-B24, Class A2, 1.95%, 03/15/2054	1,815,000	1,693,187
Series 2022-B33, Class A2, 3.32%, 03/15/2055	1,905,000	1,803,588
Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051(b)(d)	900,698	719,327
Series 2021-J3, Class A3A, 2.50%, 09/25/2051(b)(d)	1,398,473	1,118,614
COMM Mortgage Trust, Series 2015-CR25, Class ASB, 3.54%, 08/10/2048	203,903	203,257
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/2053	1,796,412	1,719,948
Flagstar Mortgage Trust
Series 2021-12, Class A2, 2.50%, 11/25/2051(b)(d)	3,739,489	2,990,967
Series 2021-3INV, Class A18, 5.00%, 06/25/2051(b)(d)	666,283	636,666
Series 2021-3INV, Class A2, 2.50%, 06/25/2051(b)(d)	1,291,158	1,029,548
Series 2021-4, Class A1, 2.50%, 06/01/2051(b)(d)	2,696,484	2,150,131
Series 2021-4, Class A5, 2.50%, 06/01/2051(b)(d)	456,022	397,503
Series 2021-6INV, Class A4, 2.50%, 08/25/2051(b)(d)	2,903,770	2,315,417
Series 2021-7, Class A1, 2.50%, 08/25/2051(b)(d)	3,735,689	2,978,775
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class A8, 2.50%, 10/25/2051(b)(d)	1,164,072	1,019,549
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.91%, 10/25/2050(b)(d)	770,485	643,565
Series 2021-GR2, Class A2, 2.50%, 02/25/2052(b)(d)	2,716,506	2,172,887
Series 2021-INV1, Class A2, 2.50%, 12/25/2051(b)(d)	497,436	398,823

	Par	Value
Series 2021-PJ2, Class A2, 2.50%, 07/25/2051(b)(d)	$865,523	$691,236
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052(b)(d)	1,208,111	1,113,436
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052(b)(d)	781,385	625,962
Series 2022-PJ6, Class A4, 3.00%, 01/25/2053(b)(d)	1,400,505	1,165,427
JP Morgan Mortgage Trust
Series 2020-9, Class A4, 2.50%, 05/25/2051(b)(d)	1,199,615	1,087,104
Series 2021-10, Class A3A, 2.00%, 12/25/2051(b)(d)	3,620,850	2,759,482
Series 2021-14, Class A12, 5.00%, 05/25/2052(b)(d)	1,073,150	1,022,689
Series 2021-15, Class A2, 3.00%, 06/25/2052(b)(d)	3,660,686	3,046,232
Series 2021-15, Class A3, 2.50%, 06/25/2052(b)(d)	966,899	770,989
Series 2021-3, Class A3, 2.50%, 07/25/2051(b)(d)	2,194,212	1,752,370
Series 2021-4, Class A3, 2.50%, 08/25/2051(b)(d)	862,122	689,596
Series 2021-7, Class A3, 2.50%, 11/25/2051(b)(d)	673,035	540,840
Series 2021-8, Class A3, 2.50%, 12/25/2051(b)(d)	3,350,941	2,692,926
Series 2021-INV4, Class A2A, 2.50%, 01/25/2052(b)(d)	1,184,426	945,922
Series 2021-INV8, Class A2, 3.00%, 05/25/2052(b)(d)	1,757,146	1,462,206
Series 2022-1, Class A2, 3.00%, 07/25/2052(b)(d)	1,469,341	1,225,501
Series 2022-4, Class A2A, 3.00%, 10/25/2052(b)(d)	680,933	568,340
Series 2022-6, Class A3, 3.00%, 11/25/2052(b)(d)	344,185	287,376
Series 2024-3, Class A3, 3.00%, 05/25/2054(b)(d)	2,361,538	1,974,005
Series 2024-7, Class A3, 3.00%, 04/25/2053(b)(d)	1,495,852	1,250,380
Mello Mortgage Capital Acceptance
Series 2021-INV1, Class A4, 2.50%, 06/25/2051(b)(d)	1,772,452	1,550,880
Series 2021-MTG1, Class A1, 2.50%, 04/25/2051(b)(d)	1,516,790	1,209,463
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053(b)(d)	522,906	470,745
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051(b)(d)	654,399	521,807
Series 2022-J2, Class A2, 3.00%, 08/25/2052(b)(d)	1,491,843	1,247,029
Series 2023-INV1, Class A1, 3.00%, 01/25/2052(b)(d)	3,077,103	2,566,297

The accompanying notes are an integral part of these financial statements.

34

Carillon Reams Core Bond Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2023-J1, Class A1, 4.50%, 01/25/2053(b)(d)	$1,806,058	$1,676,750
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051(b)(d)	1,956,589	1,710,820
Provident Funding Mortgage Trust, Series 2021-INV2, Class 1A4, 2.00%, 11/25/2051(b)(d)	462,566	389,946
PSMC Trust
Series 2021-1, Class A11, 2.50%, 03/25/2051(b)(d)	612,235	535,715
Series 2021-2, Class A3, 2.50%, 05/25/2051(b)(d)	1,224,825	1,083,454
Sequoia Mortgage Trust, Series 2021-9, Class A1, 2.50%, 01/25/2052(b)(d)	924,207	738,102
Towd Point Mortgage Trust, Series 2015-5, Class M2, 3.50%, 05/25/2055(b)(d)	1,161,926	1,149,842
UWM Mortgage Trust, Series 2021-INV4, Class A10, 5.00%, 12/25/2051(b)(d)	704,549	673,310
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A2, 2.50%, 06/15/2053	167,546	157,799
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 2.50%, 12/25/2050(b)(d)	272,459	217,595
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $71,207,622)		69,702,429
SHORT-TERM INVESTMENTS — 18.0%
U.S. Treasury Bills — 18.0%
5.19%, 02/20/2025(e)	3,690,000	3,669,023
4.41%, 03/20/2025(e)	56,715,000	56,208,359
4.29%, 05/08/2025(e)	26,925,000	26,534,530
TOTAL SHORT-TERM INVESTMENTS (Cost $86,371,386)		86,411,912

	Par	Value
TOTAL INVESTMENTS — 132.8% (Cost $647,134,845)		$635,921,076
Liabilities in Excess of Other Assets - (32.8)%		(157,087,296)
TOTAL NET ASSETS — 100.0%		$478,833,780

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	To-be-announced security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(e)	Zero coupon instrument. The rate shown is the annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

35

Carillon Reams Core Plus Bond Fund
Schedule of Investments
December 31, 2024

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES — 38.1%
Fannie Mae Pool
5.50%, 01/15/2055(a)	$204,035,000	$201,331,236
6.00%, 01/15/2055(a)	35,775,000	35,939,901
4.00%, 02/15/2055(a)	134,710,000	123,154,859
4.50%, 02/15/2055(a)	124,210,000	116,772,401
5.00%, 02/15/2055(a)	56,720,000	54,712,443
5.50%, 02/15/2055(a)	8,675,000	8,553,944
6.00%, 02/15/2055(a)	134,575,000	135,079,656
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $680,146,429)		675,544,440
U.S. TREASURY SECURITIES — 23.2%
U.S. Treasury Bonds
2.38%, 02/15/2042	15,610,000	11,112,113
4.25%, 08/15/2054	194,505,000	177,622,126
U.S. Treasury Inflation Indexed Bonds, 2.13%, 02/15/2054	19,377,694	17,933,654
U.S. Treasury Notes
4.13%, 02/15/2027	39,225,000	39,118,103
3.88%, 09/30/2029	22,770,000	22,274,744
3.88%, 08/15/2034	95,270,000	90,081,431
4.25%, 11/15/2034	54,490,000	53,069,805
TOTAL U.S. TREASURY SECURITIES (Cost $431,576,273)		411,211,976
CORPORATE BONDS — 19.9%
Air Freight & Logistics — 0.5%
United Parcel Service, Inc., 5.15%, 05/22/2034	8,810,000	8,791,058
Airlines — 2.2%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029(b)	1,979,590	1,973,031
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027(b)	8,669,138	8,598,645
American Airlines, Pass Through Trust
Series 2017-2, Class AA, 3.35%, 10/15/2029	1,704,780	1,596,958
Series 2019-1, Class AA, 3.15%, 02/15/2032	1,972,781	1,784,375
British Airways, Pass Through Trust
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	1,324,389	1,213,875
Series 2020-1, Class A, 4.25%, 11/15/2032(b)	2,378,677	2,254,798
Series 2021-1, Class A, 2.90%, 03/15/2035(b)	643,006	567,152

	Par	Value
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%,06/10/2028	$7,809,958	$7,190,100
JetBlue, Pass Through Trust
Series 2019-1, Class AA, 4.00%, 11/15/2032	1,517,108	1,425,872
Series 2020-1, Class A, 2.75%, 05/15/2032	4,279,630	3,714,874
United Airlines, Pass Through Trust
Series 2015-1, Class AA, 3.45%, 12/01/2027	2,079,170	1,993,094
Series 2016-2, Class AA, 2.88%, 10/07/2028	1,309,415	1,222,937
Series 2018-1, Class AA, 3.50%, 03/01/2030	3,759,361	3,510,561
Series 2019-1, Class AA, 4.15%, 08/25/2031	1,123,169	1,071,978
		38,118,250
Auto Manufacturers — 2.5%
Ford Motor Credit Co. LLC, 6.95%, 03/06/2026	3,270,000	3,327,447
General Motors Financial Co., Inc.
6.05%, 10/10/2025	2,555,000	2,576,869
1.25%, 01/08/2026	9,890,000	9,528,155
6.00%, 01/09/2028	16,680,000	17,114,559
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027(b)	7,725,000	7,732,744
3.75%, 05/13/2030(b)	3,760,000	3,434,899
		43,714,673
Banks — 4.3%
Bank of America Corp., 5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	4,515,000	4,428,396
Citigroup, Inc.
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030	4,945,000	4,805,048
4.91% to 05/24/2032 then SOFR + 2.09%, 05/24/2033	12,905,000	12,472,612
HSBC Holdings PLC, 4.95%, 03/31/2030	5,690,000	5,632,855
JPMorgan Chase & Co.
4.51% to 10/22/2027 then SOFR + 0.86%, 10/22/2028	3,115,000	3,087,452
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	8,670,000	8,476,805
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035	5,870,000	5,806,990

The accompanying notes are an integral part of these financial statements.

36

Carillon Reams Core Plus Bond Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS — (Continued)
Banks — (Continued)
Royal Bank of Canada, 4.65% to 10/18/2029 then SOFR + 1.08%, 10/18/2030	$7,790,000	$7,629,584
The PNC Financial Services Group, Inc., 6.04% to 10/28/2032 then SOFR + 2.14%, 10/28/2033	4,310,000	4,460,367
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	9,090,000	9,165,086
Wells Fargo & Co., 4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031	10,605,000	10,265,386
		76,230,581
Capital Markets — 1.3%
Morgan Stanley, 6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033	4,195,000	4,437,498
The Bank of New York Mellon Corp., 4.97% to 04/26/2033 then SOFR + 1.61%, 04/26/2034	4,580,000	4,488,519
The Goldman Sachs Group, Inc., 3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	5,270,000	4,542,049
UBS Group AG
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027(b)	4,805,000	4,621,293
3.13% to 08/13/2029 then 3 mo. LIBOR US + 1.47%, 08/13/2030(b)(c)	1,190,000	1,087,352
5.96% (1 yr. CMT Rate + 2.20%), 01/12/2034(b)	4,295,000	4,391,073
		23,567,784
Consumer Finance — 0.3%
American Express Co., 5.04% to 07/26/2027 then SOFR + 0.93%, 07/26/2028.	5,955,000	5,986,182
Containers & Packaging — 0.3%
Sonoco Products Co., 3.13%, 05/01/2030	6,620,000	5,958,302
Electric — 4.6%
Appalachian Power Co., 2.70%, 04/01/2031	7,525,000	6,495,577
DTE Electric Co., 5.20%, 04/01/2033	7,305,000	7,296,429
Duke Energy Florida LLC
5.88%, 11/15/2033	2,230,000	2,320,930
5.65%, 04/01/2040	5,606,000	5,641,359

	Par	Value
Duke Energy Indiana LLC, 5.25%, 03/01/2034	$4,450,000	$4,448,348
Duke Energy Progress LLC, 5.25%, 03/15/2033	7,790,000	7,806,285
Entergy Arkansas LLC
5.30%, 09/15/2033	6,130,000	6,167,797
5.45%, 06/01/2034	5,060,000	5,127,846
3.35%, 06/15/2052	5,500,000	3,683,706
Entergy Louisiana LLC, 5.35%, 03/15/2034	5,285,000	5,280,368
Indianapolis Power & Light Co., 5.65%, 12/01/2032(b)	6,805,000	6,867,431
MidAmerican Energy Co., 5.35%, 01/15/2034	3,725,000	3,769,718
Monongahela Power Co., 5.85%, 02/15/2034(b)	5,120,000	5,233,572
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	9,575,000	9,665,167
Wisconsin Public Service Corp., 2.85%, 12/01/2051	3,695,000	2,281,396
		82,085,929
Electric Utilities — 1.7%
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	8,270,000	7,787,557
Union Electric Co., 5.20%, 04/01/2034	6,090,000	6,052,067
Wisconsin Power and Light Co.
1.95%, 09/16/2031	4,760,000	3,872,406
3.95%, 09/01/2032	7,150,000	6,604,842
4.95%, 04/01/2033	5,725,000	5,557,211
		29,874,083
Insurance — 0.5%
MetLife, Inc., 5.38%, 07/15/2033	8,525,000	8,615,334
Multi-Utilities — 0.2%
Dominion Energy, Inc., 3.38%, 04/01/2030	4,750,000	4,369,165
Oil & Gas — 0.8%
BP Capital Markets America, Inc.
4.99%, 04/10/2034	3,515,000	3,418,641
5.23%, 11/17/2034	10,310,000	10,154,152
		13,572,793
Oil, Gas & Consumable Fuels — 0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	7,540,000	7,159,367
Tobacco — 0.3%
Altria Group, Inc., 2.45%, 02/04/2032	5,725,000	4,711,005
TOTAL CORPORATE BONDS (Cost $363,346,995)		352,754,506

The accompanying notes are an integral part of these financial statements.

37

Carillon Reams Core Plus Bond Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES — 16.0%
Ally Auto Receivables Trust, Series 2023-1, Class A2, 5.76%, 11/15/2026	$2,391,969	$2,395,253
American Homes 4 Rent Trust, Series 2015-SFR2, Class A, 3.73%, 10/17/2052(b)	4,662,031	4,619,189
AMSR Trust
Series 2019-SFR1, Class A, 2.77%, 01/19/2039(b)	2,150,000	2,081,028
Series 2020-SFR4, Class A, 1.36%, 11/17/2037(b)	7,987,671	7,797,193
Series 2020-SFR5, Class A, 1.38%, 11/17/2037(b)	1,556,464	1,519,116
Series 2021-SFR3, Class A, 1.48%, 10/17/2038(b)	3,635,000	3,429,080
Series 2024-SFR1, Class A, 4.29%, 07/17/2041(b)	1,535,000	1,482,763
Series 2024-SFR2, Class A, 4.15%, 11/17/2041(b)	1,620,000	1,546,653
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A, 2.36%, 03/20/2026(b)	2,530,000	2,522,019
Series 2020-1A, Class A, 2.33%, 08/20/2026(b)	7,050,000	6,979,176
Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, 05/15/2026(b)	2,517,239	2,520,183
BMW Vehicle Owner Trust
Series 2024-A, Class A2A, 5.42%, 02/25/2027	6,706,754	6,734,240
Series 2024-A, Class A2B, 4.90% (30 day avg SOFR US + 0.34%), 02/25/2027	3,545,461	3,546,626
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A2, 5.20%, 05/15/2026	167,459	167,488
Series 2024-1, Class A2A, 4.61%, 10/15/2027	3,040,000	3,043,857
Series 2024-1, Class A2B, 4.92% (30 day avg SOFR US + 0.32%), 10/15/2027	2,600,000	2,599,989
Citizens Auto Receivables Trust, Series 2024-2, Class A2B, 5.14% (30 day avg SOFR US + 0.54%), 11/16/2026(b)	5,845,544	5,850,495
Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, 11/16/2026	3,172,281	3,178,666
FirstKeyHomes Trust
Series 2020-SFR1, Class A, 1.34%, 08/17/2037(b)	5,508,747	5,396,771

	Par	Value
Series 2020-SFR2, Class A, 1.27%, 10/19/2037(b)	$10,104,936	$9,851,754
Series 2021-SFR1, Class A, 1.54%, 08/17/2038(b)	8,574,127	8,161,638
Ford Credit Auto Owner Trust
Series 2023-A, Class A2A, 5.14%, 03/15/2026	164,572	164,586
Series 2023-B, Class A2B, 5.09% (30 day avg SOFR US + 0.49%), 06/15/2026	2,756,419	2,757,254
Series 2024-B, Class A2A, 5.40%, 04/15/2027	3,785,000	3,802,755
Series 2024-B, Class A2B, 5.00% (30 day avg SOFR US + 0.40%), 04/15/2027	3,690,000	3,692,093
Series 2024-C, Class A2B, 5.00% (30 day avg SOFR US + 0.40%), 08/15/2027	4,090,000	4,093,482
Series 2024-D, Class A2A, 4.59%, 10/15/2027	2,515,000	2,518,597
Series 2024-D, Class A2B, 4.92% (30 day avg SOFR US + 0.32%), 10/15/2027	2,390,000	2,390,435
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A2A, 5.74%, 09/16/2026	1,605,555	1,608,720
Series 2024-1, Class A2A, 5.12%, 02/16/2027	1,634,744	1,638,161
Series 2024-1, Class A2B, 5.00% (30 day avg SOFR US + 0.40%), 02/16/2027	1,378,948	1,379,458
Series 2024-3, Class A2A, 5.35%, 06/16/2027	3,195,000	3,210,142
Series 2024-3, Class A2B, 4.96% (30 day avg SOFR US + 0.36%), 06/16/2027	3,195,000	3,196,123
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 1.99%, 06/25/2026(b)	4,045,000	4,013,859
Honda Auto Receivables Owner Trust
Series 2022-1, Class A3, 1.88%, 05/15/2026	1,100,802	1,091,350
Series 2024-1, Class A2, 5.36%, 09/15/2026	8,335,453	8,358,077
Series 2024-2, Class A2, 5.48%, 11/18/2026	12,288,126	12,341,824
Hyundai Auto Receivables Trust
Series 2023-B, Class A2A, 5.77%, 05/15/2026	2,104,217	2,108,131

The accompanying notes are an integral part of these financial statements.

38

Carillon Reams Core Plus Bond Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Series 2023-C, Class A2B, 5.23% (30 day avg SOFR US + 0.63%), 01/15/2027	$2,759,698	$2,762,855
Series 2024-B, Class A2A, 5.15%, 06/15/2027	4,615,000	4,631,920
Series 2024-B, Class A2B, 4.97% (30 day avg SOFR US + 0.37%), 06/15/2027	4,025,000	4,026,202
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	1,946,665	1,847,989
Mercedes-Benz Auto Lease Trust
Series 2024-A, Class A2B, 5.02% (30 day avg SOFR US + 0.42%), 02/16/2027	3,848,746	3,848,732
Series 2024-B, Class A2B, 5.04% (30 day avg SOFR US + 0.44%), 12/15/2026	2,565,000	2,565,367
Mercedes-Benz Auto Receivables Trust
Series 2023-2, Class A2, 5.92%, 11/16/2026	4,463,535	4,478,058
Series 2024-1, Class A2B, 4.97% (30 day avg SOFR US + 0.37%), 05/17/2027	4,682,567	4,683,447
Nissan Auto Receivables Owner Trust
Series 2023-A, Class A2A, 5.34%, 02/17/2026	759,568	759,869
Series 2023-B, Class A2A, 5.95%, 05/15/2026	2,496,216	2,504,488
Series 2023-B, Class A2B, 5.16% (30 day avg SOFR US + 0.56%), 05/15/2026	3,628,222	3,631,232
Series 2024-A, Class A2B, 4.98% (30 day avg SOFR US + 0.38%), 12/15/2026	14,015,382	14,021,080
Series 2024-B, Class A2B, 4.98% (30 day avg SOFR US + 0.38%), 06/15/2027	7,395,000	7,400,605
Porsche Financial Auto Securitization Trust
Series 2023-2A, Class A2A, 5.88%, 11/23/2026(b)	731,205	732,570
Series 2023-2A, Class A2B, 5.18% (30 day avg SOFR US + 0.58%), 11/23/2026(b)	589,127	589,459

	Par	Value
Series 2024-1A, Class A2A, 4.45%, 01/24/2028(b)	$4,220,000	$4,222,392
Series 2024-1A, Class A2B, 4.88% (30 day avg SOFR US + 0.28%), 01/24/2028(b)	3,550,000	3,550,648
Progress Residential Trust
Series 2021-SFR2, Class A, 1.55%, 04/19/2038(b)	3,475,375	3,368,388
Series 2021-SFR3, Class A, 1.64%, 05/17/2026(b)	4,804,880	4,643,709
Series 2021-SFR4, Class A, 1.56%, 05/17/2038(b)	6,079,911	5,852,031
Series 2021-SFR5, Class A, 1.43%, 07/17/2038(b)	2,730,020	2,610,425
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(b)	2,542,534	2,412,468
Series 2022-SFR2, Class A, 2.95%, 04/17/2027(b)	9,307,551	8,896,106
Series 2024-SFR5, Class A, 3.00%, 08/09/2029(b)	3,115,000	2,836,011
STAR Trust
Series 2021-SFR1, Class A, 5.11% (1 mo. Term SOFR + 0.71%), 04/17/2038(b)	2,956,174	2,936,158
Series 2022-SFR3, Class A, 6.05% (1 mo. Term SOFR + 1.65%), 05/17/2039(b)	9,601,706	9,592,866
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A2A, 5.28%, 05/15/2026	1,672,795	1,673,970
Series 2023-C, Class A2A, 5.60%, 08/17/2026	3,263,235	3,270,425
Series 2024-A, Class A2B, 4.95% (30 day avg SOFR US + 0.35%), 12/15/2026	4,212,626	4,212,661
Series 2024-C, Class A2A, 5.16%, 05/17/2027	4,470,000	4,488,317
Series 2024-C, Class A2B, 4.97% (30 day avg SOFR US + 0.37%), 05/17/2027	4,470,000	4,474,210
Tricon Residential Trust
Series 2022-SFR1, Class A, 3.86%, 04/17/2039(b)	5,840,512	5,681,083
Series 2024-SFR2, Class A, 4.75%, 06/17/2040(b)	4,447,234	4,393,049
Series 2024-SFR4, Class A, 4.30%, 11/17/2041(b)	1,985,000	1,907,021
USAA Auto Owner Trust, Series 2023-A, Class A2, 5.83%, 07/15/2026(b)	1,096,785	1,098,081
TOTAL ASSET-BACKED SECURITIES (Cost $282,383,978)		284,392,116

The accompanying notes are an integral part of these financial statements.

39

Carillon Reams Core Plus Bond Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.5%
BANK, Series 2020-BN30, Class A2, 1.36%, 12/15/2053	$2,016,000	$1,937,116
Benchmark Mortgage Trust
Series 2018-B5, Class A2, 4.08%, 07/15/2051	1,115,631	1,069,267
Series 2021-B23, Class A2, 1.62%, 02/15/2054	4,555,000	4,008,299
Series 2021-B24, Class A2, 1.95%, 03/15/2054	3,638,000	3,393,837
Series 2022-B33, Class A2, 3.32%, 03/15/2055	8,420,000	7,971,762
Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051(b)(d)	8,920,830	7,124,469
Series 2021-J3, Class A3A, 2.50%, 09/25/2051(b)(d)	4,332,050	3,465,133
COMM Mortgage Trust, Series 2015-CR25, Class ASB, 3.54%, 08/10/2048	764,635	762,212
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/2053	5,251,779	5,028,238
Flagstar Mortgage Trust
Series 2021-12, Class A2, 2.50%, 11/25/2051(b)(d)	11,883,725	9,504,996
Series 2021-3INV, Class A18, 5.00%, 06/25/2051(b)(d)	2,145,656	2,050,281
Series 2021-3INV, Class A2, 2.50%, 06/25/2051(b)(d)	3,952,525	3,151,676
Series 2021-4, Class A1, 2.50%, 06/01/2051(b)(d)	12,188,592	9,718,976
Series 2021-4, Class A5, 2.50%, 06/01/2051(b)(d)	1,419,970	1,237,752
Series 2021-6INV, Class A4, 2.50%, 08/25/2051(b)(d)	2,148,045	1,712,815
Series 2021-7, Class A1, 2.50%, 08/25/2051(b)(d)	11,862,863	9,459,245
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class A8, 2.50%, 10/25/2051(b)(d)	3,622,319	3,172,598
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.91%, 10/25/2050(b)(d)	2,397,513	2,002,578
Series 2021-INV1, Class A2, 2.50%, 12/25/2051(b)(d)	1,523,643	1,221,593
Series 2021-PJ2, Class A2, 2.50%, 07/25/2051(b)(d)	2,610,996	2,085,227

	Par	Value
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052(b)(d)	$6,934,559	$6,391,123
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052(b)(d)	2,546,084	2,039,650
Series 2022-PJ6, Class A4, 3.00%, 01/25/2053(b)(d)	4,389,707	3,652,886
JP Morgan Mortgage Trust
Series 2017-2, Class A7, 3.50%, 05/25/2047(b)(d)	2,327,025	2,061,467
Series 2020-9, Class A4, 2.50%, 05/25/2051(b)(d)	3,717,847	3,369,153
Series 2021-1, Class A3, 2.50%, 06/25/2051(b)(d)	5,146,802	4,123,787
Series 2021-10, Class A3A, 2.00%, 12/25/2051(b)(d)	11,646,077	8,875,580
Series 2021-14, Class A12, 5.00%, 05/25/2052(b)(d)	3,352,130	3,194,509
Series 2021-15, Class A2, 3.00%, 06/25/2052(b)(d)	11,451,581	9,529,410
Series 2021-15, Class A3, 2.50%, 06/25/2052(b)(d)	3,028,024	2,414,495
Series 2021-3, Class A3, 2.50%, 07/25/2051(b)(d)	6,747,034	5,388,404
Series 2021-4, Class A3, 2.50%, 08/25/2051(b)(d)	3,317,755	2,653,816
Series 2021-7, Class A3, 2.50%, 11/25/2051(b)(d)	2,026,711	1,628,631
Series 2021-8, Class A3, 2.50%, 12/25/2051(b)(d)	10,511,491	8,447,381
Series 2021-INV4, Class A2A, 2.50%, 01/25/2052(b)(d)	3,149,497	2,515,292
Series 2021-INV8, Class A2, 3.00%, 05/25/2052(b)(d)	7,835,081	6,519,947
Series 2022-1, Class A2, 3.00%, 07/25/2052(b)(d)	4,337,857	3,617,981
Series 2022-4, Class A2A, 3.00%, 10/25/2052(b)(d)	2,025,986	1,690,986
Series 2022-6, Class A3, 3.00%, 11/25/2052(b)(d)	1,004,631	838,815
Series 2024-3, Class A3, 3.00%, 05/25/2054(b)(d)	7,405,376	6,190,139
Series 2024-7, Class A3, 3.00%, 04/25/2053(b)(d)	4,965,061	4,150,284
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class A1, 2.50%, 04/25/2051(b)(d)	4,740,904	3,780,316
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053(b)(d)	1,212,791	1,091,813
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051(b)(d)	2,399,463	1,913,291
Series 2022-J2, Class A2, 3.00%, 08/25/2052(b)(d)	7,071,165	5,910,773

The accompanying notes are an integral part of these financial statements.

40

Carillon Reams Core Plus Bond Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2023-INV1, Class A1, 3.00%, 01/25/2052(b)(d)	$9,194,566	$7,668,250
Series 2023-J1, Class A1, 4.50%, 01/25/2053(b)(d)	6,271,635	5,822,604
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051(b)(d)	6,093,584	5,328,161
Provident Funding Mortgage Trust, Series 2021-INV2, Class 1A4, 2.00%, 11/25/2051(b)(d)	1,704,190	1,436,643
PSMC Trust
Series 2021-1, Class A11, 2.50%, 03/25/2051(b)(d)	1,910,174	1,671,430
Series 2021-2, Class A3, 2.50%, 05/25/2051(b)(d)	3,810,928	3,371,064
Sequoia Mortgage Trust
Series 2021-4, Class A1, 2.50%, 06/25/2051(b)(d)	5,779,561	4,615,749
Series 2021-9, Class A1, 2.50%, 01/25/2052(b)(d)	2,892,809	2,310,293
Towd Point Mortgage Trust, Series 2015-5, Class M2, 3.50%, 05/25/2055(b)(d)	4,239,601	4,195,510
UWM Mortgage Trust, Series 2021-INV4, Class A10, 5.00%, 12/25/2051(b)(d)	2,204,056	2,106,333
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A2, 2.50%, 06/15/2053	211,846	199,521
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 2.50%, 12/25/2050(b)(d)	1,017,410	812,537
TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (Cost $226,839,949)		221,606,094
FOREIGN GOVERNMENT DEBT OBLIGATIONS — 2.4%
Secretaria Tesouro Nacional, 10.00%, 01/01/2031 BRL	329,650,000	42,565,982
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $54,788,391)		42,565,982

	Par	Value
SHORT-TERM INVESTMENTS — 21.4%
U.S. Treasury Bills — 21.4%
5.18%, 02/20/2025(e)	$66,650,000	$66,271,115
4.38%, 03/20/2025(e)	97,900,000	97,025,449
4.30%, 05/08/2025(e)	218,950,000	215,774,754
TOTAL SHORT-TERM INVESTMENTS (Cost $378,865,804)		379,071,318
TOTAL INVESTMENTS — 133.5% (Cost $2,417,947,819)		$2,367,146,432
Liabilities in Excess of Other Assets - (33.5)%		(593,839,613)
TOTAL NET ASSETS — 100.0%		$1,773,306,819

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
BRL - Brazilian Real
(a)	To-be-announced security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(e)	Zero coupon instrument. The rate shown is the annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

41

Carillon Reams Core Plus Bond Fund
Schedule of Forward Currency Contracts
December 31, 2024

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	01/28/2025	INR	850,314,070	USD	10,066,224	$(163,463)
Barclays Capital, Inc.	01/15/2025	NOK	198,072,416	USD	18,371,796	(972,281)
Goldman Sachs	03/03/2025	CAD	25,003,497	USD	17,825,517	(391,427)
J.P. Morgan Securities, Inc.	01/28/2025	INR	648,690,000	USD	7,679,713	(125,066)
J.P. Morgan Securities, Inc.	03/06/2025	USD	26,712,326	BRL	157,001,696	1,599,086
J.P. Morgan Securities, Inc.	02/13/2025	USD	17,791,165	CHF	15,539,782	583,636
J.P. Morgan Securities, Inc.	01/27/2025	USD	17,834,572	CNY	126,530,941	463,649
Net Unrealized Appreciation (Depreciation)						$994,134

BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CNY - Chinese Yuan Renminbi
INR - Indian Rupee
NOK - Norwegian Krone
USD - United States Dollar
Carillon Reams Core Plus Bond Fund
Schedule of Credit Default Swap Contracts
December 31, 2024

Reference Obligation *	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference (Moody’s/S&P)	Maturity Date	Notional Amount (b)	Value (c)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Sell Protection (a):
CDX North American Investment Grade Index Series 43	1.00%	Quarterly	Baa2/BBB	12/20/2029	73,400,000	$1,652,185	$1,567,096	$85,089
						$1,652,185	$1,567,096	$85,089

*	Intercontinental Exchange is the central clearing party.
(a)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swapagreement.

(c)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current statusof the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

There is $17,851 of variation margin related to swap contracts due from the broker to the Fund as of the date of this report.
The accompanying notes are an integral part of these financial statements.

42

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Par	Value
AGENCY MORTGAGE-BACKED SECURITIES — 40.9%
Fannie Mae REMIC, Series 2024-90, Class B, 5.00%, 07/25/2051	$9,295,289	$9,158,879
Fannie Mae Pool
5.50%, 01/15/2055(a)	187,470,000	184,985,747
6.00%, 01/15/2055(a)	294,915,000	296,274,375
5.00%, 02/15/2055(a)	97,040,000	93,605,351
5.50%, 02/15/2055(a)	11,660,000	11,497,289
6.00%, 02/15/2055(a)	69,765,000	70,026,619
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $668,960,254)		665,548,260
U.S. TREASURY SECURITIES — 19.6%
U.S. Treasury Bonds
4.25%, 08/15/2054	21,550,000	19,679,478
4.50%, 11/15/2054	31,465,000	29,999,612
U.S. Treasury Inflation Indexed Bonds, 2.13%, 02/15/2054	33,278,412	30,798,480
U.S. Treasury Notes
3.88%, 09/30/2029	41,760,000	40,851,705
3.63%, 09/30/2031	51,970,000	49,385,040
2.75%, 08/15/2032	13,840,000	12,273,716
4.25%, 11/15/2034	138,810,000	135,192,138
TOTAL U.S. TREASURY SECURITIES (Cost $321,232,246)		318,180,169
ASSET-BACKED SECURITIES — 18.3%
AMSR Trust
Series 2024-SFR1, Class A, 4.29%, 07/17/2041(b)	1,595,000	1,540,721
Series 2024-SFR2, Class A, 4.15%, 11/17/2041(b)	1,430,000	1,365,256
BMW Vehicle Lease Trust, Series 2024-2, Class A2B, 4.99% (30 day avg SOFR US + 0.42%), 01/25/2027	13,910,000	13,920,413
BMW Vehicle Owner Trust
Series 2024-A, Class A2A, 5.42%, 02/25/2027	6,484,584	6,511,160
Series 2024-A, Class A2B, 4.90% (30 day avg SOFR US + 0.34%), 02/25/2027	3,425,119	3,426,245
Capital One Prime Auto Receivables Trust
Series 2024-1, Class A2A, 4.61%, 10/15/2027	2,705,000	2,708,432
Series 2024-1, Class A2B, 4.92% (30 day avg SOFR US + 0.32%), 10/15/2027	2,315,000	2,314,990
Citizens Auto Receivables Trust, Series 2024-2, Class A2B, 5.14% (30 day avg SOFR US + 0.54%), 11/16/2026(b)	5,166,138	5,170,513
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037(b)	11,259,263	10,977,158

	Par	Value
Ford Credit Auto Owner Trust
Series 2024-A, Class A2B, 4.96% (30 day avg SOFR US + 0.36%), 01/15/2027	$10,498,573	$10,502,795
Series 2024-C, Class A2B, 5.00% (30 day avg SOFR US + 0.40%), 08/15/2027	2,855,000	2,857,431
Series 2024-D, Class A2A, 4.59%, 10/15/2027	3,090,000	3,094,419
Series 2024-D, Class A2B, 4.92% (30 day avg SOFR US + 0.32%), 10/15/2027	2,930,000	2,930,533
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class A2A, 5.12%, 02/16/2027	1,481,854	1,484,951
Series 2024-1, Class A2B, 5.00% (30 day avg SOFR US + 0.40%), 02/16/2027	1,499,495	1,500,050
Series 2024-3, Class A2A, 5.35%, 06/16/2027	2,960,000	2,974,029
Series 2024-3, Class A2B, 4.96% (30 day avg SOFR US + 0.36%), 06/16/2027	2,960,000	2,961,041
Series 2024-4, Class A2B, 5.00% (30 day avg SOFR US + 0.40%), 10/18/2027	18,010,000	18,031,549
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 1.99%, 06/25/2026(b)	5,824,000	5,779,163
Home Partners of America Trust
Series 2021-1, Class A, 1.70%, 09/17/2041(b)	5,230,577	4,476,836
Series 2021-2, Class A, 1.90%, 12/17/2026(b)	11,478,296	10,889,488
Series 2021-3, Class A, 2.20%, 01/17/2041(b)	13,680,196	12,236,659
Honda Auto Receivables Owner Trust, Series 2024-1, Class A2, 5.36%, 09/15/2026	8,049,012	8,070,858
Huntington Auto Trust, Series 2024-1A, Class A2, 5.50%, 03/15/2027(b)	10,742,001	10,780,401
Hyundai Auto Receivables Trust
Series 2023-C, Class A2B, 5.23% (30 day avg SOFR US + 0.63%), 01/15/2027	2,427,917	2,430,695
Series 2024-A, Class A2B, 5.02% (30 day avg SOFR US + 0.42%), 04/15/2027	11,319,110	11,324,512

The accompanying notes are an integral part of these financial statements.

43

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Series 2024-C, Class A2B, 5.00% (30 day avg SOFR US + 0.40%), 09/15/2027	$18,730,000	$18,746,810
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	1,776,956	1,686,882
Mercedes-Benz Auto Lease Trust, Series 2024-B, Class A2B, 5.04% (30 day avg SOFR US + 0.44%), 12/15/2026	1,815,000	1,815,259
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A2B, 4.97% (30 day avg SOFR US + 0.37%), 05/17/2027	4,298,849	4,299,656
Nissan Auto Receivables Owner Trust, Series 2024-B, Class A2B, 4.98% (30 day avg SOFR US + 0.38%), 06/15/2027	6,650,000	6,655,040
Porsche Financial Auto Securitization Trust
Series 2023-2A, Class A2A, 5.88%, 11/23/2026(b)	660,618	661,852
Series 2023-2A, Class A2B, 5.18% (30 day avg SOFR US + 0.58%), 11/23/2026(b)	641,614	641,975
Series 2024-1A, Class A2A, 4.45%, 01/24/2028(b)	3,740,000	3,742,120
Series 2024-1A, Class A2B, 4.88% (30 day avg SOFR US + 0.28%), 01/24/2028(b)	3,145,000	3,145,574
Progress Residential Trust
Series 2021-SFR3, Class A, 1.64%, 05/17/2026(b)	4,683,422	4,526,325
Series 2021-SFR7, Class A, 1.69%, 08/17/2040(b)	4,611,833	4,150,674
Series 2021-SFR8, Class A, 1.51%, 10/17/2038(b)	3,280,213	3,112,411
Series 2021-SFR9, Class A, 2.01%, 11/17/2040(b)	8,505,771	7,613,116
STAR Trust
Series 2022-SFR3, Class A, 6.05% (1 mo. Term SOFR + 1.65%), 05/17/2039(b)	8,205,363	8,197,808
Series 2024-SFR4, Class A, 6.15% (1 mo. Term SOFR + 1.75%), 10/17/2041(b)	16,430,000	16,500,641
Toyota Auto Receivables Owner Trust
Series 2024-A, Class A2B, 4.95% (30 day avg SOFR US + 0.35%), 12/15/2026	3,571,381	3,571,411
Series 2024-C, Class A2A, 5.16%, 05/17/2027	4,465,000	4,483,296
Series 2024-C, Class A2B, 4.97% (30 day avg SOFR US + 0.37%), 05/17/2027	4,465,000	4,469,206

	Par	Value
Series 2024-D, Class A2B, 4.99% (30 day avg SOFR US + 0.39%), 08/16/2027	$17,130,000	$17,140,478
Tricon Residential Trust
Series 2022-SFR1, Class A, 3.86%, 04/17/2039(b)	13,649,455	13,276,866
Series 2024-SFR2, Class A, 4.75%, 06/17/2040(b)	5,406,637	5,340,762
Series 2024-SFR3, Class A, 4.50%, 08/17/2041(b)	2,770,000	2,689,683
Series 2024-SFR4, Class A, 4.30%, 11/17/2041(b)	1,755,000	1,686,056
TOTAL ASSET-BACKED SECURITIES (Cost $297,302,255)		298,414,199
CORPORATE BONDS — 11.9%
Airlines — 2.4%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029(b)	1,449,430	1,444,627
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027(b)	3,806,348	3,775,397
British Airways, Pass Through Trust
Series 2020-1, Class A, 4.25%, 11/15/2032(b)	2,142,431	2,030,855
Series 2021-1, Class A, 2.90%, 03/15/2035(b)	4,519,165	3,986,053
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	11,157,605	10,272,052
JetBlue, Pass Through Trust
Series 2019-1, Class AA, 4.00%, 11/15/2032	3,274,148	3,077,247
Series 2020-1, Class A, 2.75%, 05/15/2032	799,069	693,621
United Airlines, Pass Through Trust
Series 2014-1, Class A, 4.00%, 04/11/2026	2,548,707	2,518,774
Series 2015-1, Class AA, 3.45%, 12/01/2027	889,390	852,570
Series 2016-1, Class A, 3.10%, 07/07/2028	886,047	839,810
Series 2016-2, Class AA, 2.88%, 10/07/2028	3,438,020	3,210,962
Series 2018-1, Class AA, 3.50%, 03/01/2030	1,030,896	962,669
Series 2019-1, Class AA, 4.15%, 08/25/2031	4,803,080	4,584,168
Series 2019-2, Class AA, 2.70%, 05/01/2032	213,600	188,734
		38,437,539
Auto Manufacturers — 2.0%
Ford Motor Credit Co. LLC
6.95%, 03/06/2026	6,950,000	7,072,097
4.27%, 01/09/2027	2,215,000	2,169,562
General Motors Financial Co., Inc.
5.35%, 07/15/2027	8,930,000	9,018,854
6.00%, 01/09/2028	7,155,000	7,341,407

The accompanying notes are an integral part of these financial statements.

44

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Auto Manufacturers - (Continued)
Volkswagen Group of America Finance LLC, 5.30%, 03/22/2027(b)	$6,545,000	$6,551,561
		32,153,481
Banks — 1.3%
Bank of America Corp., 4.95% to 07/22/2027 then SOFR + 2.04%, 07/22/2028	2,925,000	2,931,152
JPMorgan Chase & Co., 5.00% to 07/22/2029 then SOFR + 1.13%, 07/22/2030	9,380,000	9,339,434
Mitsubishi UFJ Financial Group, Inc., 1.54% to 07/20/2026 then 1 yr. CMT Rate + 0.75%, 07/20/2027	5,470,000	5,202,480
Wells Fargo & Co., 4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031	4,230,000	4,094,539
		21,567,605
Biotechnology — 0.2%
Amgen, Inc., 5.15%, 03/02/2028	3,465,000	3,490,207
Commercial Services — 0.4%
ERAC USA Finance LLC, 4.60%, 05/01/2028(b)	6,410,000	6,366,597
Consumer Finance — 0.4%
American Express Co., 5.10% to 02/16/2027 then SOFR + 1.00%, 02/16/2028	6,910,000	6,949,858
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc., 2.55%, 03/21/2031	3,235,000	2,785,883
Electric — 2.7%
Appalachian Power Co., 2.70%, 04/01/2031	6,185,000	5,338,889
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/2030	510,000	474,595
Duke Energy Florida LLC, 5.88%, 11/15/2033	3,950,000	4,111,065
Duke Energy Indiana LLC, 5.25%, 03/01/2034	7,605,000	7,602,177
Entergy Arkansas LLC, 5.30%, 09/15/2033	5,810,000	5,845,824
Entergy Louisiana LLC
2.35%, 06/15/2032	5,485,000	4,563,146
5.35%, 03/15/2034	11,650,000	11,639,789
Public Service Electric and Gas Co., 4.65%, 03/15/2033	5,200,000	5,031,883
		44,607,368
Electric Utilities — 0.9%
Duke Energy Corp., 5.00%, 12/08/2027	3,475,000	3,499,773
Edison International, 4.95%, 04/15/2025	575,000	574,525

	Par	Value
Southern California Edison Co., 1.20%, 02/01/2026	$4,890,000	$4,711,734
Wisconsin Power and Light Co., 5.38%, 03/30/2034	6,350,000	6,322,840
		15,108,872
Health Care Equipment & Supplies — 0.4%
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	6,725,000	6,965,709
Insurance — 0.3%
Jackson National Life Global Funding, 1.75%, 01/12/2025(b)	2,950,000	2,947,545
Metropolitan Life Global Funding I, 4.30%, 08/25/2029(b)	2,720,000	2,645,076
		5,592,621
Multi-Utilities — 0.4%
Dominion Energy, Inc., 3.38%, 04/01/2030	6,090,000	5,601,729
Oil, Gas & Consumable Fuels — 0.3%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	4,851,000	4,606,113
TOTAL CORPORATE BONDS (Cost $198,289,122)		194,233,582
COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.8%
BANK, Series 2021-BN35, Class A2, 1.87%, 06/15/2064	6,280,000	5,749,622
BBCMS Mortgage Trust, Series 2022-C18, Class A2, 5.50%, 12/15/2055(c)	7,380,000	7,467,491
Benchmark Mortgage Trust, Series 2021-B28, Class A2, 1.79%, 08/15/2054	4,235,000	3,949,419
Chase Home Lending Mortgage Trust, Series 2024-8, Class A4A, 5.50%, 08/25/2055(b)(c)	4,614,995	4,597,013
Citigroup Mortgage Loan Trust, Inc., Series 2021-J2, Class A7A, 2.50%, 07/25/2051(b)(c)	1,765,426	1,544,033
CSMC Trust, Series 2018-J1, Class A2, 3.50%, 02/25/2048(b)(c)	2,059,799	1,836,482
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/2053	4,033,632	3,861,941
Flagstar Mortgage Trust
Series 2021-4, Class A1, 2.50%, 06/01/2051(b)(c)	5,312,356	4,235,982
Series 2021-8INV, Class A3, 2.50%, 09/25/2051(b)(c)	1,458,042	1,162,618
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ5, Class A8, 2.50%, 10/25/2051(b)(c)	3,266,250	2,860,736
Series 2022-PJ2, Class A4, 2.50%, 06/25/2052(b)(c)	2,996,270	2,389,175

The accompanying notes are an integral part of these financial statements.

45

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.91%, 10/25/2050(b)(c)	$3,690,798	$3,082,824
Series 2021-GR2, Class A2, 2.50%, 02/25/2052(b)(c)	2,035,467	1,628,135
Series 2021-MM1, Class A2, 2.50%, 04/25/2052(b)(c)	6,690,508	5,351,289
Series 2021-PJ10, Class A2, 2.50%, 03/25/2052(b)(c)	4,330,963	3,453,436
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052(b)(c)	3,725,010	3,433,095
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052(b)(c)	6,641,768	5,320,674
JP Morgan Mortgage Trust
Series 2021-1, Class A3, 2.50%, 06/25/2051(b)(c)	1,195,925	958,215
Series 2021-3, Class A3, 2.50%, 07/25/2051(b)(c)	3,415,455	2,727,695
Series 2021-4, Class A3, 2.50%, 08/25/2051(b)(c)	2,649,964	2,119,661
Series 2021-6, Class A3, 2.50%, 10/25/2051(b)(c)	2,890,438	2,322,852
Series 2021-8, Class A3, 2.50%, 12/25/2051(b)(c)	2,486,671	1,998,371
Series 2021-INV4, Class A2, 3.00%, 01/25/2052(b)(c)	5,641,407	4,694,485
Series 2021-INV6, Class A2, 3.00%, 04/25/2052(b)(c)	5,903,068	4,934,067
Series 2021-INV8, Class A2, 3.00%, 05/25/2052(b)(c)	5,501,310	4,577,904
Series 2022-4, Class A2A, 3.00%, 10/25/2052(b)(c)	2,009,173	1,676,952
Series 2022-6, Class A3, 3.00%, 11/25/2052(b)(c)	2,354,054	1,965,513
Series 2022-8, Class A3, 4.00%, 01/25/2053(b)(c)	1,863,157	1,676,186
Series 2022-INV1, Class A3, 3.00%, 03/25/2052(b)(c)	3,518,796	2,928,159
Series 2023-6, Class A4, 6.00%, 12/26/2053(b)(c)	6,123,496	6,145,437
Series 2024-12, Class A4A, 5.50%, 06/25/2055(b)(c)	5,835,000	5,796,362
Series 2024-3, Class A3, 3.00%, 05/25/2054(b)(c)	7,907,435	6,609,809
Series 2024-5, Class A6, 6.00%, 11/25/2054(b)(c)	8,026,746	8,051,978
Series 2024-6, Class A6, 6.00%, 12/25/2054(b)(c)	5,444,584	5,453,366
Series 2024-7, Class A3, 3.00%, 04/25/2053(b)(c)	4,541,155	3,795,942
Series 2024-CCM1, Class A4A, 5.50%, 04/25/2055(b)(c)	1,160,209	1,155,403
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053(b)(c)	2,443,159	2,199,449

		Par	Value
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051(b)(c)		$2,540,845	$2,026,027
Series 2023-INV1, Class A1, 3.00%, 01/25/2052(b)(c)		4,771,805	3,979,676
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051(b)(c)		5,494,334	4,804,183
PSMC Trust
Series 2021-1, Class A11, 2.50%, 03/25/2051(b)(c)		1,720,381	1,505,359
Series 2021-2, Class A3, 2.50%, 05/25/2051(b)(c)		3,434,058	3,037,694
Rate Mortgage Trust
Series 2021-J3, Class A1, 2.50%, 10/25/2051(b)(c)		3,766,735	3,003,531
Series 2021-J4, Class A1, 2.50%, 11/25/2051(b)(c)		4,306,459	3,433,897
Sequoia Mortgage Trust
Series 2021-3, Class A1, 2.50%, 05/25/2051(b)(c)		5,548,460	4,431,183
Series 2021-4, Class A1, 2.50%, 06/25/2051(b)(c)		5,313,278	4,243,359
Series 2021-6, Class A1, 2.50%, 10/25/2051(b)(c)		2,428,428	1,939,422
Towd Point Mortgage Trust, Series 2015-5, Class M2, 3.50%, 05/25/2055(b)(c)		3,467,583	3,431,521
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A1, 2.50%, 12/25/2050(b)(c)		7,512,994	6,000,125
TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (Cost $179,492,849)			175,547,748
FOREIGN GOVERNMENT DEBT OBLIGATIONS — 7.7%
Secretaria Tesouro Nacional
12.29%, 01/01/2025(d)(e)	BRL	405,398,000	65,591,239
10.00%, 01/01/2031	BRL	466,140,000	60,190,223
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $152,157,853)			125,781,462
MEDIUM-TERM NOTES — 1.7%
Citigroup Global Markets Holdings, Inc.
01/17/2025(f)	EUR	3,258,000	4,112,770
01/27/2025(g)		3,963,000	4,384,782
02/18/2025(f)	EUR	2,883,000	3,340,182
02/18/2025(h)	GBP	2,486,000	2,782,033
03/12/2025(i)		8,189,000	12,295,783
TOTAL MEDIUM-TERM NOTES (Cost $21,869,536)			26,915,550

The accompanying notes are an integral part of these financial statements.

46

CARILLON REAMS UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
SHORT-TERM INVESTMENTS — 23.5%
U.S. Treasury Bills — 23.5%
4.43%, 02/20/2025(d)(e)	78,925,000	78,476,335
4.44%, 03/20/2025(d)(e)	145,000,000	143,704,700
4.36%, 04/24/2025(d)(e)	162,630,000	160,526,635
TOTAL SHORT-TERM INVESTMENTS (Cost $382,516,239)		382,707,670
TOTAL INVESTMENTS — 134.4% (Cost $2,221,820,354)		$2,187,328,640
Liabilities in Excess of Other Assets - (34.4)%		(559,437,469)
TOTAL NET ASSETS — 100.0%		$1,627,891,171

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
SOFR - Secured Overnight Financing Rate
BRL - Brazilian Real
EUR - Euro
GBP - British Pound
(a)	To-be-announced security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(d)	Zero coupon instrument.
(e)	The rate shown is the annualized effective yield as of December 31, 2024.
(f)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 5Y5Y EUR CMS from its initial underlying value to its final underlying value.

(g)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 5Y5Y SOFR CMS from its initial underlying value to its final underlying value.

(h)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the synthetic 5Y5Y SONIA CMS from its initial underlying value to its final underlying value.

(i)
This security does not pay interest and does not guarantee full repayment of principal at maturity. Instead, the security offers a payment at maturity that may be greater than or less than the stated principal amount, depending on the performance of the SOFR CMS10 from its initial underlying value to its final underlying value.

The accompanying notes are an integral part of these financial statements.

47

Carillon Reams Unconstrained Bond Fund
Schedule of Futures Contracts
December 31, 2024

Description	Contracts Purchased	Expiration Date	Notional	Value & Unrealized Appreciation (Depreciation)
3-Month Secured Overnight Financing Rate	6,551	03/16/2027	$1,572,813,212	$(5,464,484)
Euro-Bund	2,012	03/06/2025	278,106,548	(3,470,277)
U.S. Treasury 10 Year Notes	610	03/20/2025	66,337,500	(1,287,673)
U.S. Treasury 5 Year Notes	939	03/31/2025	99,820,102	(1,066,904)
U.S. Treasury Long Bonds	305	03/20/2025	34,722,344	(1,504,098)
				$ (12,793,436)

Description	Contracts Sold	Expiration Date	Notional	Value & Unrealized Appreciation (Depreciation)
Euro-BOBL	(2,012)	03/06/2025	$(245,635,774)	$1,317,826
				$ 1,317,826
Net Unrealized Appreciation (Depreciation)				$ (11,475,610)

There is $530,362 of variation margin due from the Fund to the broker as of the date of this report.
Schedule of Forward Currency Contracts
December 31, 2024

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	01/28/2025	INR	2,964,408,993	USD	35,093,392	$(569,871)
Barclays Capital, Inc.	01/15/2025	NOK	335,443,633	USD	31,178,391	(1,711,609)
Goldman Sachs	01/03/2025	BRL	132,054,000	USD	21,325,517	37,135
Goldman Sachs	03/03/2025	CAD	44,074,360	USD	31,421,536	(689,980)
Goldman Sachs	01/28/2025	INR	105,548,750	USD	1,250,000	(20,779)
Goldman Sachs	01/03/2025	USD	25,673,957	BRL	132,054,000	4,311,305
J.P. Morgan Securities, Inc.	01/03/2025	BRL	678,742,000	USD	109,541,996	259,521
J.P. Morgan Securities, Inc.	02/18/2025	EUR	5,866,000	USD	6,116,154	(27,467)
J.P. Morgan Securities, Inc.	01/28/2025	INR	2,261,495,000	USD	26,773,393	(436,012)
J.P. Morgan Securities, Inc.	01/03/2025	USD	118,528,443	BRL	678,742,000	8,726,927
J.P. Morgan Securities, Inc.	02/13/2025	USD	47,044,446	CHF	41,091,206	1,543,286
J.P. Morgan Securities, Inc.	01/27/2025	USD	63,310,314	CNY	449,138,685	1,649,871
J.P. Morgan Securities, Inc.	01/17/2025	USD	3,556,533	EUR	3,258,000	179,385
J.P. Morgan Securities, Inc.	02/18/2025	USD	9,185,666	EUR	8,749,000	104,533
J.P. Morgan Securities, Inc.	02/18/2025	USD	3,114,420	GBP	2,486,000	3,393
Net Unrealized Appreciation (Depreciation)						$ 13,359,638

INR - Indian Rupee
NOK - Norwegian Krone
CAD - Canadian Dollar
BRL - Brazilian Real
CHF - Swiss Franc
CNY - Chinese Yuan
EUR - Euro
GBP - British Pound
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

48

Carillon Reams Unconstrained Bond Fund
Schedule of INFLATION AND Interest Rate Swap Contracts
December 31, 2024

Pay/Receive Floating Rate	Floating Rate Index	Central Clearing Party	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Unrealized Appreciation (Depreciation)
Pay	US CPI Urban Consumers NSA Index	LCH Ltd.	2.72%	Termination	06/30/2053	EUR	17,646,000	$3,103,716
Receive	US CPI Urban Consumers NSA Index	LCH Ltd.	2.45%	Termination	06/30/2053		$25,507,000	(157,203)
Receive	Euro Short-Term Rate Volume Weighted Trimmed Mean	LCH Ltd.	2.34%	Termination	12/24/2034	EUR	267,100,000	874,295
Total Unrealized Appreciation (Depreciation)								$3,820,808

Schedule of Credit Default Swap Contracts
Buy Protection
December 31, 2024

Reference Obligation*	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount(b)	Value(c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Protection:
iTraxx Australia Series 42 Version 1 Index	1.00%	Quarterly	Baa2/BBB	12/20/2029	97,210,000	$(1,355,626)	$(1,460,281)	$104,655

Schedule of Credit Default Swap Contracts
Sell Protection
December 31, 2024

Reference Obligation*	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity	Maturity Date	Notional Amount(b)	Value(c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sell Protection(a):
CDX North American Investment Grade Index Series 43	(1.00%)	Quarterly	Baa2/BBB	12/20/2029	97,210,000	$2,188,133	$2,182,775	$5,358

* Intercontinental Exchange is the central clearing party.
(a)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)
The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

There is $45,540 of variation margin related to swap contracts due from the broker to the Fund as of the date of this report.
The accompanying notes are an integral part of these financial statements.

49

Statements of Assets and Liabilities
December 31, 2024

	Carillon Chartwell Mid Cap Value Fund	Carillon Chartwell Small Cap Growth Fund	Carillon Chartwell Small Cap Value Fund
ASSETS
Investments - unaffiliated, at value(a)(b)	$23,087,791	$30,554,961	$76,218,665
Cash	58,239	568,658	103,821
Receivable for investments sold	—	365,621	—
Receivable for fund shares sold	13,743	218,637	34,884
Due from adviser, net	2,206	148,680	—
Receivable for dividends and interest, net	20,400	17,674	119,535
Receivable for foreign tax reclaims	1,402	—	1,408
Prepaid expenses	3,460	3,036	2,162
Total assets	23,187,241	31,877,267	76,480,475
LIABILITIES
Payable for securities lending collateral received	—	224,378	—
Payable for investments purchased	—	75,186	—
Payable for fund shares redeemed	27,234	88,802	86,796
Accrued custody fees	993	1,008	720
Accrued investment advisory fees, net	—	—	67,915
Accrued administrative fees	2,108	2,691	7,240
Accrued distribution fees	12	17	12
Accrued shareholder servicing fees	1,217	3,619	5,451
Accrued professional fees	594	793	2,036
Accrued trustees fees	357	426	1,221
Accrued compliance fees	538	538	538
Other accrued expenses	6,499	7,394	10,782
Total liabilities	39,552	404,852	182,711
Contingent Liabilities (Note 4)
NET ASSETS	$23,147,689	$31,472,415	$76,297,764
Net Assets Consists of
Paid-in capital	$18,211,058	24,595,439	$56,996,672
Total distributable earnings (loss)	4,936,631	6,876,976	19,301,092
Net Assets	$23,147,689	$31,472,415	$76,297,764
Net assets, at market value
Class A	$10,539	$33,541	$10,850
Class C	10,840	12,029	11,157
Class I	23,115,385	31,414,721	76,015,276
Class R-6	10,925	12,124	260,481
NAV, offering and redemption price per share(c)
Class A	$16.80	$16.89	$15.10
Class A maximum offering price(d)	17.64	17.73	15.85
Class C	16.81	16.88	15.13
Class I	16.79	16.89	15.10
Class R-6	16.79	16.88	15.10

The accompanying notes are an integral part of the financial statements.

50

Statements of Assets and Liabilities
December 31, 2024(Continued)

	Carillon Chartwell Mid Cap Value Fund	Carillon Chartwell Small Cap Growth Fund	Carillon Chartwell Small Cap Value Fund
Shares of beneficial interest outstanding
Class A	627	1,985	719
Class C	645	713	738
Class I	1,376,899	1,859,701	5,034,806
Class R-6	651	718	17,252
(a) Identified cost	$18,498,459	$23,859,398	$58,628,387
(b) Includes securities on loan, at value	$—	$220,341	$—

(c) NAV amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(d) The maximum offering price is computed as 100/95.25 of NAV.
The accompanying notes are an integral part of the financial statements.

51

Statements of Assets and Liabilities
December 31, 2024(Continued)

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund
ASSETS
Investments - unaffiliated, at value(a)(b)	$481,747,428	$504,367,144	$542,681,898	$6,239,753,390
Cash	423	16,625,762	15,145,568	25,422,242
Receivable for investments sold	5,999,065	—	—	—
Receivable for fund shares sold	249,603	532,005	92,875	2,889,456
Receivable for dividends and interest, net	73,543	656,940	744,930	1,363,732
Receivable for foreign tax reclaims	—	2,129,052	27,652	16,885
Prepaid expenses	3,278	3,988	3,335	24,905
Total assets	488,073,340	524,314,891	558,696,258	6,269,470,610
LIABILITIES
Payable for principal and interest due on line of credit	4,689,847	—	—	—
Payable for securities lending collateral received	—	—	—	4,502,560
Payable for investments purchased	—	—	—	3,635,925
Payable for fund shares redeemed	154,889	286,895	1,107,243	21,540,153
Accrued custody fees	2,362	20,745	3,352	30,980
Accrued investment advisory fees, net	239,521	315,786	232,983	2,871,579
Accrued administrative fees	42,521	44,321	49,775	561,610
Accrued distribution fees	56,783	4,729	73,022	180,918
Accrued shareholder servicing fees	30,277	40,241	38,254	238,772
Accrued professional fees	11,213	11,908	13,803	156,655
Accrued trustees fees	6,704	6,894	8,288	94,196
Accrued compliance fees	538	538	538	538
Other accrued expenses	27,073	35,815	31,883	241,569
Total liabilities	5,261,728	767,872	1,559,141	34,055,455
Contingent Liabilities (Note 4)
NET ASSETS	$482,811,612	$523,547,019	$557,137,117	$6,235,415,155
Net Assets Consists of
Paid-in capital	$163,710,619	$449,100,810	$337,048,146	$4,129,721,419
Total distributable earnings (loss)	319,100,993	74,446,209	220,088,971	2,105,693,736
Net Assets	$482,811,612	$523,547,019	$557,137,117	$6,235,415,155
Net assets, at market value
Class A	$222,095,751	$20,017,141	$204,860,733	$582,052,054
Class C	9,127,800	1,217,760	31,147,130	55,505,292
Class I	251,348,662	492,419,697	311,917,846	2,070,674,735
Class R-6	239,399	9,892,421	9,211,408	3,527,183,074

The accompanying notes are an integral part of the financial statements.

52

Statements of Assets and Liabilities
December 31, 2024(Continued)

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund
NAV, offering and redemption price per share(c)
Class A	$54.59	$23.23	$20.33	$70.43
Class A maximum offering price(d)	57.31	24.39	21.34	73.94
Class C	27.79	22.83	19.11	50.36
Class I	59.75	23.46	20.24	76.89
Class R-6	58.46	23.20	20.19	77.95
Shares of beneficial interest outstanding
Class A	4,068,173	861,531	10,077,479	8,264,265
Class C	328,505	53,334	1,629,952	1,102,213
Class I	4,206,904	20,993,630	15,408,304	26,931,465
Class R-6	4,095	426,338	456,124	45,251,415
(a) Identified cost	$173,082,961	$421,744,349	$330,689,605	$4,171,131,720
(b) Includes securities on loan, at value	$—	$—	$—	$4,367,062

(c) NAV amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(d) The maximum offering price is computed as 100/95.25 of NAV.
The accompanying notes are an integral part of the financial statements.

53

Statements of Assets and Liabilities
December 31, 2024(Continued)

	Carillon Eagle Small Cap Growth Fund	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund	Carillon Chartwell Real Income Fund
Assets
Investments - unaffiliated, at value(a)(b)	$463,559,069	$3,091,736,423	$252,395,987	$249,227,367
Cash	3,781,446	2,103,119	1,410,653	2,801,725
Receivable for investments sold	—	—	140,181	—
Receivable for fund shares sold	222,152	2,158,567	535,499	7,025
Receivable for dividends and interest, net	92,078	3,443,579	72,945	1,105,057
Receivable for foreign tax reclaims	—	—	—	67,810
Prepaid expenses	3,160	12,753	2,605	2,578
Total assets	467,657,905	3,099,454,441	254,557,870	253,211,562
Liabilities
Payable for distributions to shareholders	1,598	2,072	—	—
Payable for securities lending collateral received	—	31,967,340	—	3,928,000
Payable for fund shares redeemed	11,074,557	3,906,235	621,430	63,696
Accrued custody fees	4,961	17,235	3,671	2,337
Accrued investment advisory fees, net	250,961	1,924,590	138,326	82,922
Accrued administrative fees	41,963	274,661	22,972	21,508
Accrued distribution fees	38,103	24,541	4,255	19
Accrued shareholder servicing fees	30,824	225,292	21,812	16,830
Accrued professional fees	11,823	76,843	6,389	5,915
Accrued trustees fees	7,154	46,315	3,824	3,545
Accrued compliance fees	538	538	538	538
Other accrued expenses	40,033	145,918	20,493	20,212
Total liabilities	11,502,515	38,611,580	843,710	4,145,522
Contingent Liabilities (Note 4)
Net assets	$456,155,390	$3,060,842,861	$253,714,160	$249,066,040
Net Assets Consists of
Paid-in capital	$333,115,873	$2,327,903,623	$138,860,380	$268,032,338
Total distributable earnings (loss)	123,039,517	732,939,238	114,853,780	(18,966,298)
Net Assets	$456,155,390	$3,060,842,861	$253,714,160	$249,066,040
Net assets, at market value
Class A	$137,466,916	$34,633,660	$14,301,534	$48,993
Class C	7,916,243	18,858,463	1,083,266	10,582
Class I	180,534,131	2,593,776,771	235,368,696	248,995,801
Class R-6	130,238,100	413,573,967	2,960,664	10,664

The accompanying notes are an integral part of the financial statements.

54

Statements of Assets and Liabilities
December 31, 2024(Continued)

	Carillon Eagle Small Cap Growth Fund	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund	Carillon Chartwell Real Income Fund
NAV, offering and redemption price per share(c)
Class A	$20.48	$22.99	$28.75	$13.20
Class A maximum offering price(d)	21.50	24.14	30.18	13.71
Class C	2.62	22.14	26.94	13.20
Class I	24.66	23.18	29.33	13.19
Class R-6	25.86	23.14	29.57	13.20
Shares of beneficial interest outstanding
Class A	6,712,097	1,506,570	497,487	3,713
Class C	3,015,922	851,883	40,213	802
Class I	7,320,912	111,919,599	8,025,247	18,874,777
Class R-6	5,035,815	17,873,006	100,136	808
(a) Identified cost	$337,369,799	$2,351,922,845	$157,086,619	$241,443,157
(b) Includes securities on loan, at value	$—	$31,004,812	$—	$3,874,080
(c) NAV amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(d) The maximum offering price is computed as 100/95.25 of NAV except for Carillon Chartwell Real Income Fund which is computed as 100/96.25 of NAV.

The accompanying notes are an integral part of the financial statements.

55

Statements of Assets and Liabilities
December 31, 2024(Continued)

	Carillon Chartwell Short Duration High Yield Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Assets
Investments - unaffiliated, at value(a)	$259,440,197	$635,921,076	$2,367,146,432	$2,187,328,640
Unrealized appreciation - open forward contracts	—	—	2,646,371	16,815,356
Cash	6,806,871	16,021,586	50,605,547	59,278,850
Deposit at broker - open swap contracts	—	—	1,750,215	9,247,299
Deposit at broker - open futures contracts	—	—	—	10,936,105
Segregated cash - open forward contracts and/or TBA transactions	—	2,771,755	12,002,036	7,192,767
Variation margin receivable - open swap contracts	—	—	17,851	45,540
Receivable for investments sold	—	150,727,105	504,096,244	181,282,822
Receivable for fund shares sold	16,274	326,479	1,688,846	616,159
Receivable for dividends and interest, net	3,252,555	3,104,646	14,505,873	10,010,911
Prepaid expenses	2,605	3,732	8,099	7,069
Total assets	269,518,502	808,876,379	2,954,467,514	2,482,761,518
Liabilities
Unrealized depreciation - open forward contracts	—	—	1,652,237	3,455,718
Variation margin payable - open futures contracts	—	—	—	530,362
Payable for investments purchased	—	329,147,284	1,172,695,553	849,344,616
Payable for distributions to shareholders	—	—	264	9
Payable for fund shares redeemed	57	635,073	5,971,440	648,727
Accrued custody fees	1,232	4,624	11,626	20,900
Accrued investment advisory fees, net	49,360	117,590	426,060	507,923
Accrued administrative fees	22,906	40,781	153,223	136,772
Accrued distribution fees	11	8,364	8,262	9,015
Accrued shareholder servicing fees	11,648	38,193	98,802	100,848
Accrued professional fees	6,253	10,903	41,442	36,798
Accrued trustees fees	4,826	6,550	24,917	22,133
Accrued compliance fees	538	938	938	838
Other accrued expenses	13,403	32,299	75,931	55,688
Total liabilities	110,234	330,042,599	1,181,160,695	854,870,347
Contingent Liabilities (Note 4)
Net assets	269,408,268	478,833,780	1,773,306,819	1,627,891,171

The accompanying notes are an integral part of the financial statements.

56

Statements of Assets and Liabilities
December 31, 2024(Continued)

	Carillon Chartwell Short Duration High Yield Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Net Assets Consists of
Paid-in capital	$272,497,590	$563,262,263	$1,994,884,939	$1,678,079,278
Total distributable earnings (loss)	(3,089,322)	(84,428,483)	(221,578,120)	(50,188,107)
Net Assets	$269,408,268	$478,833,780	$1,773,306,819	$1,627,891,171
Net assets, at market value
Class A	$10,231	$30,456,150	$21,629,041	$32,957,928
Class C	10,407	2,007,683	4,192,868	2,139,140
Class I	269,377,145	429,121,245	1,433,078,240	1,324,156,019
Class R-6	10,485	17,248,702	314,406,670	268,638,084
NAV, offering and redemption price per share(b)
Class A	$9.48	$10.57	$28.99	$12.14
Class A maximum offering price(c)	9.85	10.98	30.12	12.61
Class C	9.48	10.53	28.76	12.02
Class I	9.48	10.58	29.10	12.16
Class R-6	9.48	10.60	29.11	12.16
Shares of beneficial interest outstanding
Class A	1,079	2,881,554	746,019	2,715,664
Class C	1,097	190,741	145,813	177,932
Class I	28,419,628	40,568,536	49,243,026	108,879,605
Class R-6	1,106	1,627,660	10,801,724	22,093,142
(a) Identified cost	$259,242,291	$647,134,845	$2,417,947,819	$2,221,820,354
(b) NAV amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(c) The maximum offering price is computed as 100/96.25 of NAV.

The accompanying notes are an integral part of the financial statements.

57

Statements of Operations
January 1, 2024 to December 31, 2024

	Carillon Chartwell Mid Cap Value Fund	Carillon Chartwell Small Cap Growth Fund	Carillon Chartwell Small Cap Value Fund
Investment income
Dividends	$449,073	$105,176	$1,686,985
Less: foreign taxes withheld	(3,260)	(4)	(10,183)
Interest	26,295	39,417	85,982
Securities lending, net (Note 7)	51	472	729
Total investment income	472,159	145,061	1,763,513
Expenses
Investment advisory fees	160,250	160,964	729,302
Administrative fees:
Class A	7	14	7
Class C	7	8	7
Class I	24,632	21,432	91,066
Class R-6	7	8	82
Distribution and service fees:
Class A	17	35	18
Class C	72	77	73
Shareholder servicing fees:
Class A	—	7	—
Class I	21,034	21,151	96,658
Custodian fees	7,518	6,271	9,805
Professional fees	5,759	128,262	27,459
State registration fees	67,852	69,053	69,203
Trustees compensation	1,947	1,794	7,511
Compliance fees	3,194	3,194	3,194
Printing and mailing expense	22,004	48,035	53,438
Other expenses	18,724	19,922	39,727
Total expenses before adjustments	333,024	480,227	1,127,550
Fees and expenses waived	(111,051)	(254,763)	(170,326)
Total expenses after adjustments	221,973	225,464	957,224
Net investment income (loss)	250,186	(80,403)	806,289
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	2,343,405	3,414,308	23,669,865
Net realized gain (loss)	2,343,405	3,414,308	23,669,865
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	18,300	2,431,216	(15,244,971)
Net gain (loss) on investments	2,361,705	5,845,524	8,424,894
Net increase (decrease) in assets resulting from operations	$2,611,891	$5,765,121	$9,231,183

The accompanying notes are an integral part of the financial statements.

58

Statements of Operations
January 1, 2024 to December 31, 2024(Continued)

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund
Investment income
Dividends	$2,808,725	$ 13,485,148	$ 13,779,590	$32,671,418
Less: foreign taxes withheld	—	(1,467,689)	(5,186)	(432,818)
Interest	68,852	464,852	453,990	1,599,615
Securities lending, net (Note 7)	76	35,432	228	2,281
Non-recurring income and associated expense amounts:
Foreign withholding tax claims and interest	—	1,498,644	—	—
Less: related expenses for withholding tax claims	—	(7,021)	—	—
Total investment income	2,877,653	14,009,366	14,228,622	33,840,496
Expenses
Investment advisory fees	2,751,841	3,104,737	2,764,566	32,858,597
Administrative fees:
Class A	206,003	5,953	210,791	608,096
Class C	8,668	1,245	34,926	63,196
Class I	243,506	424,295	335,262	2,008,590
Class R-3	49	2,435	213	6,915
Class R-5	235	8	499	138,606
Class R-6	174	9,592	9,430	3,595,990
Class Y	5	6	21	326
Distribution and service fees:
Class A	515,007	14,883	526,977	1,520,240
Class C	86,683	12,452	349,261	631,964
Class R-3	245	12,175	1,064	34,574
Class Y	12	14	53	816
Shareholder servicing fees:
Class A	161,505	5,310	182,640	881,255
Class C	4,715	696	26,123	53,902
Class I	186,161	384,258	256,409	1,821,416
Class R-3	74	3,653	319	10,372
Class R-5	235	4	499	138,606
Class Y	2	—	24	483
Custodian fees	12,569	96,868	18,653	171,468
Professional fees	47,569	48,980	60,681	654,501
State registration fees	68,630	72,687	53,924	150,827
Trustees compensation	33,090	32,148	42,272	466,015
Compliance fees	3,194	3,194	3,194	3,194
Interest expense on line of credit	7,551	78	—	12,796
Other expenses	160,835	205,730	209,580	1,494,214
Total expenses before adjustments	4,498,558	4,441,401	5,087,381	47,326,959
Fees and expenses waived	(578,941)	(194,364)	—	—
Recovered fees previously waived by Manager	—	933	—	—
Total expenses after adjustments	3,919,617	4,247,970	5,087,381	47,326,959
Net investment income (loss)	(1,041,964)	9,761,396	9,141,241	(13,486,463)

The accompanying notes are an integral part of the financial statements.

59

Statements of Operations
January 1, 2024 to December 31, 2024(Continued)

	Carillon ClariVest Capital Appreciation Fund	Carillon ClariVest International Stock Fund	Carillon Eagle Growth & Income Fund	Carillon Eagle Mid Cap Growth Fund
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	$61,449,641	$18,055,127	$74,792,781	$753,284,648
Foreign currency transactions	—	(171,141)	—	—
Net realized gain (loss)	61,449,641	17,883,986	74,792,781	753,284,648
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	76,494,838	26,467,315	2,698,299	44,686,695
Net gain (loss) on investments	137,944,479	44,351,301	77,491,080	797,971,343
Net increase (decrease) in assets resulting from operations	$136,902,515	$54,112,697	$86,632,321	$784,484,880

The accompanying notes are an integral part of the financial statements.

60

Statements of Operations
January 1, 2024 to December 31, 2024(Continued)

	Carillon Eagle Small Cap Growth Fund	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund	Carillon Chartwell Real Income Fund
Investment income
Dividends	$4,246,269	$45,919,232	$1,507,758	$1,061,932
Less: foreign taxes withheld	(29,094)	(123,689)	—	(17,623)
Interest	239,303	328,694	44,340	11,630,863
Securities lending, net (Note 7)	8,723	11,175	437	3,719
Total investment income	4,465,201	46,135,412	1,552,535	12,678,891
Expenses
Investment advisory fees	3,239,650	23,507,982	1,563,522	1,102,060
Administrative fees:
Class A	146,166	32,625	13,980	15
Class C	9,471	19,194	1,243	7
Class I	211,865	2,773,642	241,856	275,486
Class R-3	2,694	451	4	—
Class R-5	2,853	598	4	—
Class R-6	170,790	388,448	3,485	7
Class Y	2	468	16	—
Distribution and service fees:
Class A	365,414	81,562	34,951	37
Class C	94,706	191,941	12,425	71
Class R-3	13,468	2,253	21	—
Class Y	6	1,169	40	—
Shareholder servicing fees:
Class A	207,782	40,464	12,176	5
Class C	9,040	21,591	971	—
Class I	204,876	2,920,642	233,745	234,517
Class R-3	4,041	676	1	—
Class R-5	2,853	598	—	—
Class Y	—	678	5	—
Custodian fees	23,666	95,793	25,992	16,707
Professional fees	55,577	327,942	27,764	161,723
State registration fees	66,983	62,566	56,012	71,172
Trustees compensation	39,003	232,003	18,876	21,834
Compliance fees	3,194	3,194	3,194	3,194
Interest expense on line of credit	18,456	93,213	3,322	—
Other expenses	244,656	909,718	131,314	178,611
Total expenses before adjustments	5,137,212	31,709,411	2,384,919	2,065,446
Fees and expenses waived	—	(1,057,789)	—	(302,043)
Recovered fees previously waived by Manager	—	—	62,658	—
Total expenses after adjustments	5,137,212	30,651,622	2,447,577	1,763,403
Net investment income (loss)	(672,011)	15,483,790	(895,042)	10,915,488

The accompanying notes are an integral part of the financial statements.

61

Statements of Operations
January 1, 2024 to December 31, 2024(Continued)

	Carillon Eagle Small Cap Growth Fund	Carillon Scout Mid Cap Fund	Carillon Scout Small Cap Fund	Carillon Chartwell Real Income Fund
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	$93,107,928	$574,107,301	$51,315,234	$(7,847,365)
Foreign currency translations	—	—	—	(2,981)
Net realized gain (loss)	93,107,928	574,107,301	51,315,234	(7,850,346)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(21,178,234)	81,611,525	(1,339,637)	16,081,041
Net gain (loss) on investments	71,929,694	655,718,826	49,975,597	8,230,695
Net increase (decrease) in assets resulting from operations	$71,257,683	$671,202,616	$49,080,555	$19,146,183

The accompanying notes are an integral part of the financial statements.

62

Statements of Operations
January 1, 2024 to December 31, 2024(Continued)

	Carillon Chartwell Short Duration High Yield Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Investment income
Interest	$ 14,244,050	$23,091,242	$81,211,300	$73,048,204
Securities lending, net (Note 7)	2,223	58	326	239
Total investment income	14,246,273	23,091,300	81,211,626	73,048,443
Expenses
Investment advisory fees	764,572	1,749,508	6,626,539	7,938,449
Administrative fees:
Class A	7	35,589	22,883	36,945
Class C	7	2,831	4,380	1,808
Class I	254,837	424,845	1,452,731	1,295,344
Class R-3	—	68	35	2
Class R-5	—	104	10	177
Class R-6	7	15,976	171,329	198,272
Class Y	—	8,654	5,266	6,861
Distribution and service fees:
Class A	17	88,973	57,208	92,362
Class C	70	28,314	43,803	18,081
Class R-3	—	341	177	10
Class Y	—	21,634	13,166	17,153
Shareholder servicing fees:
Class A	—	50,452	30,234	52,637
Class C	—	2,227	3,997	1,640
Class I	176,114	400,773	1,296,335	1,284,040
Class R-3	—	99	50	—
Class R-5	—	52	8	170
Class Y	—	12,461	7,320	10,018
Custodian fees	7,530	22,739	64,289	109,733
Professional fees	89,943	49,964	170,139	156,489
State registration fees	71,237	73,531	80,526	165,951
Trustees compensation	20,390	34,574	119,403	110,110
Compliance fees	3,194	4,794	5,194	5,494
Interest expense on line of credit	—	—	—	707
Other expenses	97,618	206,881	487,645	377,187
Total expenses before adjustments	1,485,543	3,235,384	10,662,667	11,879,640
Fees and expenses waived	(236,661)	(921,038)	(2,663,754)	(2,932,648)
Total expenses after adjustments	1,248,882	2,314,346	7,998,913	8,946,992
Net investment income (loss)	12,997,391	20,776,954	73,212,713	64,101,451

The accompanying notes are an integral part of the financial statements.

63

Statements of Operations
January 1, 2024 to December 31, 2024(Continued)

	Carillon Chartwell Short Duration High Yield Fund	Carillon Reams Core Bond Fund	Carillon Reams Core Plus Bond Fund	Carillon Reams Unconstrained Bond Fund
Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	$(394,729)	$(2,718,736)	$(8,917,610)	$17,878,326
Written options	—	—	—	3,732,305
Foreign currency translations	—	—	55,463	1,188,246
Swap contracts - credit default	—	89,186	7,694,991	11,450,393
Futures contracts	—	—	2,111,503	8,821,144
Forward contracts	—	—	6,080,420	7,034,143
Net realized gain (loss)	(394,729)	(2,629,550)	7,024,767	50,104,557
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency translations	1,552,207	(11,608,485)	(57,410,873)	(49,288,660)
Swap contracts - credit default	—	—	(4,259,244)	(7,268,856)
Swap contracts - inflation and interest rates	—	—	—	2,440,092
Futures contracts	—	—	—	(9,710,919)
Forward contracts	—	—	(1,825,786)	8,967,147
Net change in unrealized appreciation (depreciation)	1,552,207	(11,608,485)	(63,495,903)	(54,861,196)
Net gain (loss) on investments	1,157,478	(14,238,035)	(56,471,136)	(4,756,639)
Net increase (decrease) in assets resulting from operations	$14,154,869	$6,538,919	$16,741,577	$59,344,812

The accompanying notes are an integral part of the financial statements.

64

Statements of Changes in Net Assets

	Carillon Chartwell Mid Cap Value Fund		Carillon Chartwell Small Cap Growth Fund		Carillon Chartwell Small Cap Value Fund
	1/1/24 to 12/31/24	1/1/23 to 12/31/23	1/1/24 to 12/31/24	1/1/23 to 12/31/23	1/1/24 to 12/31/24	1/1/23 to 12/31/23
Net assets, beginning of period	$23,787,319	$40,877,310	$16,724,557	$16,303,123	$143,320,162	$149,897,553
Increase (decrease) in net assets from operations
Net investment income (loss)	250,186	143,447	(80,403)	(32,443)	806,289	690,503
Net realized gain (loss)	2,343,405	1,183,285	3,414,308	802,000	23,669,865	9,593,323
Net change in unrealized appreciation (depreciation)	18,300	315,798	2,431,216	2,471,911	(15,244,971)	6,219,898
Net increase (decrease) in net assets resulting from operations	2,611,891	1,642,530	5,765,121	3,241,468	9,231,183	16,503,724
Distributions to shareholders from earnings	(2,827,513)	(761,157)	(1,890,643)	—	(25,752,198)	(4,936,057)
Fund share transactions
Proceeds from shares sold-Class A	9,673	—	30,580	—	9,675	—
Issued as reinvestment of distributions-Class A	1,218	—	1,952	—	3,176	—
Cost of shares redeemed-Class A	—	—	—	—	—	—
Proceeds from shares sold-Class C	10,000	—	10,000	—	10,000	—
Issued as reinvestment of distributions-Class C	1,199	—	653	—	3,211	—
Cost of shares redeemed-Class C	—	—	—	—	—	—
Proceeds from shares sold-Class I	5,892,362	1,562,102	11,964,680	673,608	22,370,713	14,724,443
Issued as reinvestment of distributions-Class I	2,823,805	760,917	1,887,293	—	18,830,493	4,278,801
Cost of shares redeemed-Class I	(9,173,556)	(20,294,383)	(3,032,523)	(3,493,642)	(92,071,483)	(37,148,302)
Proceeds from shares sold-Class R-6	10,000	—	10,000	—	339,520	—
Issued as reinvestment of distributions-Class R-6	1,291	—	745	—	3,312	—
Cost of shares redeemed-Class R-6	—	—	—	—	—	—
Net increase (decrease) from fund share transactions	(424,008)	(17,971,364)	10,873,380	(2,820,034)	(50,501,383)	(18,145,058)
Increase (decrease) in net assets	(639,630)	(17,089,991)	14,747,858	421,434	(67,022,398)	(6,577,391)
Net assets, end of period	$23,147,689	$23,787,319	$31,472,415	$16,724,557	$76,297,764	$143,320,162
Shares issued and redeemed
Shares sold-Class A	554	—	1,869	—	508	—
Issued as reinvestment of distributions-Class A	73	—	116	—	211	—
Shares redeemed-Class A	—	—	—	—	—	—
Shares sold-Class C	573	—	674	—	525	—
Issued as reinvestment of distributions-Class C	72	—	39	—	213	—
Shares redeemed-Class C	—	—	—	—	—	—
Shares sold-Class I	331,391	93,498	668,865	54,191	1,133,584	809,342
Issued as reinvestment of distributions-Class I	168,888	44,655	112,205	—	1,252,860	222,276
Shares redeemed-Class I	(515,355)	(1,224,164)	(186,721)	(298,746)	(4,788,967)	(2,041,177)
Shares sold-Class R-6	574	—	674	—	17,032	—
Issued as reinvestment of distributions-Class R-6	77	—	44	—	220	—
Shares redeemed-Class R-6	—	—	—	—	—	—
Shares issued and redeemed	(13,153)	(1,086,011)	597,765	(244,555)	(2,383,814)	(1,009,559)

The accompanying notes are an integral part of the financial statements.

65

Statements of Changes in Net Assets

	Carillon ClariVest Capital Appreciation Fund			Carillon ClariVest International Stock Fund
	1/1/24 to 12/31/24	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	1/1/24 to 12/31/24	11/1/23 to 12/31/23*	11/1/22 to 10/31/23
Net assets, beginning of period	$402,832,954	$360,318,901	$378,339,516	$369,437,330	$334,066,381	$325,935,379
Increase (decrease) in net assets from operations
Net investment income (loss)	(1,041,964)	13,883	(49,767)	9,761,396	800,862	7,661,733
Net realized gain (loss)	61,449,641	5,470,376	45,187,132	17,883,986	1,463,206	(3,336,581)
Net change in unrealized appreciation (depreciation)	76,494,838	48,007,601	7,096,092	26,467,315	44,580,444	48,859,079
Net increase (decrease) in net assets resulting from operations	136,902,515	53,491,860	52,233,457	54,112,697	46,844,512	53,184,231
Distributions to shareholders from earnings	(55,383,942)	(43,038,033)	(58,102,132)	(19,353,072)	(10,540,368)	(3,029,711)
Fund share transactions
Proceeds from shares sold-Class A	7,046,930	2,069,081	5,178,830	16,435,750	32,419	506,392
Issued as reinvestment of distributions-Class A	24,342,160	18,543,860	24,307,714	740,856	115,469	56,816
Cost of shares redeemed-Class A	(26,017,017)	(5,272,470)	(21,589,359)	(1,002,235)	(229,651)	(591,058)
Proceeds from shares sold-Class C	2,316,681	321,066	549,905	63,157	4,064	293,389
Issued as reinvestment of distributions-Class C	1,031,098	806,664	2,256,215	33,149	23,343	9,517
Cost of shares redeemed-Class C	(3,414,227)	(618,615)	(3,271,922)	(166,286)	(30,383)	(472,053)
Proceeds from shares sold-Class I	40,885,009	3,916,662	31,347,335	178,078,015	1,283,878	8,517,430
Issued as reinvestment of distributions-Class I	28,512,313	22,486,431	29,776,402	18,204,621	9,663,768	2,812,525
Cost of shares redeemed-Class I	(74,463,169)	(10,355,144)	(81,041,646)	(77,366,258)	(12,363,716)	(60,777,135)
Proceeds from shares sold-Class R-3	2,104	2,224	19,952	259,988	252,690	13,898,857
Issued as reinvestment of distributions-Class R-3	—	29,868	48,168	—	348,648	94,662
Cost of shares redeemed-Class R-3	(316,144)	(35,011)	(52,733)	(15,847,793)	(359,276)	(1,955,362)
Proceeds from shares sold-Class R-5	193,649	26,980	102,484	365	1,483	8,645
Issued as reinvestment of distributions-Class R-5	—	128,300	138,839	—	1,321	381
Cost of shares redeemed-Class R-5	(1,588,069)	(10,866)	(123,323)	(48,939)	(217)	(364)
Proceeds from shares sold-Class R-6	436,231	4,107	183,471	1,993,914	246,956	8,119,053
Issued as reinvestment of distributions-Class R-6	25,005	25,887	4,582	376,078	268,675	11,379
Cost of shares redeemed-Class R-6	(501,067)	(815)	(158)	(2,367,973)	(193,616)	(12,557,808)
Proceeds from shares sold-Class Y	833	—	10,000	158	57	914
Issued as reinvestment of distributions-Class Y	—	2,935	3,304	—	893	312
Cost of shares redeemed-Class Y	(32,235)	(10,918)	—	(36,503)	—	(10)
Net increase (decrease) from fund share transactions	(1,539,915)	32,060,226	(12,151,940)	119,350,064	(933,195)	(42,023,518)
Increase (decrease) in net assets	79,978,658	42,514,053	(18,020,615)	154,109,689	35,370,949	8,131,002
Net assets, end of period	$482,811,612	$402,832,954	$360,318,901	$523,547,019	$369,437,330	$334,066,381

The accompanying notes are an integral part of the financial statements.

66

Statements of Changes in Net Assets(Continued)

	Carillon ClariVest Capital Appreciation Fund			Carillon ClariVest International Stock Fund
	1/1/24 to 12/31/24	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	1/1/24 to 12/31/24	11/1/23 to 12/31/23*	11/1/22 to 10/31/23
Shares issued and redeemed
Shares sold-Class A	132,843	43,215	119,459	660,966	1,603	26,197
Issued as reinvestment of distributions-Class A	441,781	406,843	662,155	31,837	5,491	3,163
Shares redeemed-Class A	(484,493)	(111,607)	(514,683)	(42,146)	(11,182)	(30,056)
Shares sold-Class C	87,344	12,850	23,815	2,837	205	15,431
Issued as reinvestment of distributions-Class C	36,772	34,502	118,936	1,450	1,133	540
Shares redeemed-Class C	(126,100)	(25,022)	(146,566)	(7,301)	(1,544)	(25,420)
Shares sold-Class I	698,695	75,750	692,789	7,388,484	61,925	436,312
Issued as reinvestment of distributions-Class I	472,841	452,171	745,528	775,331	456,700	155,646
Shares redeemed-Class I	(1,255,048)	(202,384)	(1,767,482)	(3,217,516)	(594,749)	(3,088,904)
Shares sold-Class R-3	47	50	514	12,238	12,321	768,056
Issued as reinvestment of distributions-Class R-3	—	709	1,416	—	16,594	5,274
Shares redeemed-Class R-3	(6,702)	(785)	(1,406)	(707,481)	(17,480)	(99,248)
Shares sold-Class R-5	3,839	515	2,245	17	69	446
Issued as reinvestment of distributions-Class R-5	—	2,587	3,486	—	63	21
Shares redeemed-Class R-5	(28,606)	(210)	(2,697)	(2,187)	(11)	(21)
Shares sold-Class R-6	7,907	81	3,847	83,301	11,939	398,922
Issued as reinvestment of distributions-Class R-6	424	533	117	16,189	12,837	636
Shares redeemed-Class R-6	(9,332)	(16)	(3)	(100,093)	(9,663)	(692,365)
Shares sold-Class Y	15	—	213	7	3	48
Issued as reinvestment of distributions-Class Y	—	60	83	—	42	17
Shares redeemed-Class Y	(584)	(213)	—	(1,626)	—	(1)
Shares issued and redeemed	(28,357)	689,629	(58,234)	4,894,307	(53,704)	(2,125,306)

*Fiscal year-end changed to December beginning with the December 31, 2023 year-end.
The accompanying notes are an integral part of the financial statements.

67

Statements of Changes in Net Assets

	Carillon Eagle Growth & Income Fund			Carillon Eagle Mid Cap Growth Fund
	1/1/24 to 12/31/24	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	1/1/24 to 12/31/24	11/1/23 to 12/31/23*	11/1/22 to 10/31/23
Net assets, beginning of period	$610,687,012	$570,100,254	$834,556,150	$6,459,078,781	$5,561,137,796	$6,077,046,472
Increase (decrease) in net assets from operations
Net investment income (loss)	9,141,241	2,129,316	13,414,550	(13,486,463)	1,542,865	(8,024,998)
Net realized gain (loss) on investments	74,792,781	16,257,135	64,776,221	753,284,648	98,580,478	686,351,569
Net change in unrealized appreciation (depreciation)	2,698,299	63,188,366	(76,831,592)	44,686,695	958,454,581	(740,861,697)
Net increase (decrease) in net assets resulting from operations	86,632,321	81,574,817	1,359,179	784,484,880	1,058,577,924	(62,535,126)
Distributions to shareholders from earnings	(85,354,084)	(67,116,240)	(57,804,502)	(723,838,312)	(687,230,816)	(77,040,335)
Fund share transactions
Proceeds from shares sold-Class A	16,676,239	4,975,216	18,051,845	55,458,515	12,322,147	64,510,257
Issued as reinvestment of distributions-Class A	26,680,476	19,178,169	13,098,639	63,140,453	61,166,937	7,470,609
Cost of shares redeemed-Class A	(43,791,706)	(9,347,455)	(37,691,178)	(158,871,345)	(30,315,948)	(111,705,449)
Proceeds from shares sold-Class C	1,714,385	888,564	2,298,192	2,173,142	812,373	3,410,431
Issued as reinvestment of distributions-Class C	4,161,509	3,620,745	2,898,414	6,317,175	7,252,675	1,486,421
Cost of shares redeemed-Class C	(14,775,849)	(3,726,455)	(16,892,067)	(24,118,451)	(5,639,248)	(23,199,138)
Proceeds from shares sold-Class I	30,947,516	9,097,872	40,927,681	1,195,176,265	45,965,850	179,703,811
Issued as reinvestment of distributions-Class I	38,848,238	30,685,018	30,812,137	227,124,870	129,670,509	15,345,063
Cost of shares redeemed- Class I	(110,729,640)	(30,254,780)	(259,889,720)	(605,462,217)	(91,049,947)	(400,229,878)
Proceeds from shares sold-Class R-3	29,370	23,911	241,072	1,556,084	816,674	10,948,785
Issued as reinvestment of distributions-Class R-3	—	143,306	110,833	—	4,282,482	486,523
Cost of shares redeemed-Class R-3	(1,332,815)	(213,639)	(628,332)	(45,652,492)	(1,541,677)	(9,307,863)
Proceeds from shares sold-Class R-5	190,614	112,544	642,425	10,481,618	23,641,732	192,856,001
Issued as reinvestment of distributions-Class R-5	—	228,589	267,681	—	87,861,722	9,129,525
Cost of shares redeemed-Class R-5	(3,195,938)	(24,758)	(2,447,271)	(945,699,847)	(38,153,191)	(163,371,724)
Proceeds from shares sold-Class R-6	1,897,893	232,648	1,671,309	435,046,302	86,819,229	530,849,302
Issued as reinvestment of distributions-Class R-6	1,296,004	989,684	663,198	400,453,090	369,312,101	39,891,600
Cost of shares redeemed-Class R-6	(3,303,834)	(498,554)	(2,138,715)	(899,452,689)	(136,788,604)	(723,388,275)
Proceeds from shares sold-Class Y	314	4,330	1,764	231,779	24,137	139,999

The accompanying notes are an integral part of the financial statements.

68

Statements of Changes in Net Assets(Continued)

	Carillon Eagle Growth & Income Fund			Carillon Eagle Mid Cap Growth Fund
	1/1/24 to 12/31/24	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	1/1/24 to 12/31/24	11/1/23 to 12/31/23*	11/1/22 to 10/31/23
Issued as reinvestment of distributions-Class Y	—	14,008	9,590	—	196,390	34,641
Cost of shares redeemed-Class Y	(140,908)	(782)	(18,070)	(2,212,446)	(62,466)	(1,393,856)
Net increase (decrease) from fund share transactions	(54,828,132)	26,128,181	(208,010,573)	(284,310,194)	526,593,877	(376,333,215)
Increase (decrease) in net assets	(53,549,895)	40,586,758	(264,455,896)	(223,663,626)	897,940,985	(515,908,676)
Net assets, end of period	$557,137,117	$610,687,012	$570,100,254	$6,235,415,155	$6,459,078,781	$5,561,137,796
Shares issued and redeemed
Shares sold-Class A	773,041	237,906	838,993	745,929	171,899	916,373
Issued as reinvestment of distributions-Class A	1,303,640	935,064	619,471	891,185	871,323	113,673
Shares redeemed-Class A	(1,982,186)	(442,778)	(1,755,344)	(2,138,972)	(422,461)	(1,597,575)
Shares sold-Class C	83,796	45,338	112,825	40,764	15,915	67,684
Issued as reinvestment of distributions-Class C	216,861	187,700	145,659	124,698	143,475	31,195
Shares redeemed-Class C	(719,144)	(187,306)	(835,248)	(450,308)	(108,436)	(454,855)
Shares sold-Class I	1,429,901	438,176	1,905,404	14,537,242	573,777	2,345,514
Issued as reinvestment of distributions-Class I	1,903,993	1,502,694	1,462,656	2,936,706	1,697,480	215,248
Shares redeemed-Class I	(5,076,475)	(1,443,301)	(12,144,992)	(7,422,734)	(1,176,387)	(5,253,667)
Shares sold-Class R-3	1,417	1,124	11,386	23,114	12,043	161,834
Issued as reinvestment of distributions-Class R-3	—	7,025	5,269	—	64,379	7,792
Shares redeemed- Class R-3	(62,683)	(10,279)	(29,586)	(634,647)	(22,719)	(138,883)
Shares sold-Class R-5	9,174	5,405	29,616	134,916	301,632	2,570,736
Issued as reinvestment of distributions-Class R-5	—	11,179	12,696	—	1,154,707	128,549
Shares redeemed- Class R-5	(149,794)	(1,164)	(115,711)	(11,539,373)	(492,160)	(2,149,012)
Shares sold-Class R-6	85,364	10,935	78,006	5,251,310	1,103,239	6,914,580
Issued as reinvestment of distributions-Class R-6	63,638	48,562	31,551	5,107,169	4,773,325	552,975
Shares redeemed- Class R-6	(148,940)	(23,964)	(98,772)	(10,889,468)	(1,740,728)	(9,398,864)
Shares sold-Class Y	15	213	82	3,058	309	1,899
Issued as reinvestment of distributions-Class Y	—	687	456	—	2,629	495
Shares redeemed-Class Y	(6,657)	(35)	(855)	(27,327)	(834)	(17,740)
Shares issued and redeemed	(2,275,039)	1,323,181	(9,726,438)	(3,306,738)	6,922,407	(4,982,049)

*Fiscal year-end changed to December beginning with the December 31, 2023 year-end.
The accompanying notes are an integral part of the financial statements.

69

Statements of Changes in Net Assets

	Carillon Eagle Small Cap Growth Fund			Carillon Scout Mid Cap Fund
	1/1/24 to 12/31/24	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	1/1/24 to 12/31/24	11/1/23 to 12/31/23*	11/1/22 to 10/31/23
Net assets, beginning of period	$589,513,089	$521,115,833	$994,152,211	$3,338,735,849	$3,050,652,632	$3,831,288,351
Increase (decrease) in net assets from operations
Net investment income (loss)	(672,011)	90,017	(2,800,680)	15,483,790	3,047,060	9,526,730
Net realized gain (loss) on investments	93,107,928	14,284,153	51,068,601	574,107,301	102,382,976	(107,832,039)
Net change in unrealized appreciation (depreciation)	(21,178,234)	83,852,374	(96,991,188)	81,611,525	367,147,242	24,873,382
Net increase (decrease) in net assets resulting from operations	71,257,683	98,226,544	(48,723,267)	671,202,616	472,577,278	(73,431,927)
Distributions to shareholders from earnings	(86,926,791)	(51,422,980)	(238,385,196)	(426,629,934)	(6,052,719)	(150,669,095)
Fund share transactions
Proceeds from shares sold-Class A	12,067,818	2,777,344	19,899,851	9,640,795	1,060,084	6,180,354
Issued as reinvestment of distributions-Class A	23,616,957	11,842,895	47,180,869	3,740,170	8,655	773,044
Cost of shares redeemed-Class A	(36,635,577)	(10,131,789)	(75,231,744)	(6,755,824)	(1,033,540)	(8,121,965)
Proceeds from shares sold-Class C	417,146	89,407	1,049,961	592,888	174,116	1,647,478
Issued as reinvestment of distributions-Class C	1,456,023	909,344	10,603,637	2,314,401	—	610,028
Cost of shares redeemed-Class C	(4,443,123)	(869,975)	(6,080,906)	(4,521,694)	(1,018,134)	(7,081,557)
Proceeds from shares sold-Class I	63,600,884	9,062,961	89,719,579	235,859,337	51,400,327	377,620,667
Issued as reinvestment of distributions-Class I	33,431,751	16,359,781	70,494,772	342,258,462	4,610,533	126,004,873
Cost of shares redeemed- Class I	(113,048,280)	(16,696,310)	(252,443,554)	(1,121,630,529)	(230,483,408)	(1,070,108,055)
Proceeds from shares sold-Class R-3	309,935	379,578	2,578,900	56,372	129,260	524,433
Issued as reinvestment of distributions-Class R-3	—	1,423,293	10,295,058	—	—	119,759
Cost of shares redeemed-Class R-3	(17,960,064)	(2,185,560)	(21,087,866)	(3,388,657)	(420,468)	(802,309)
Proceeds from shares sold-Class R-5	466,667	904,722	4,686,647	246,440	112,726	483,672
Issued as reinvestment of distributions-Class R-5	—	1,543,432	6,258,907	—	5,340	173,571
Cost of shares redeemed-Class R-5	(19,470,152)	(4,307,101)	(12,471,777)	(3,974,024)	(5,365)	(1,848,530)
Proceeds from shares sold-Class R-6	40,461,826	5,588,236	32,846,588	110,256,851	13,188,867	89,766,290
Issued as reinvestment of distributions-Class R-6	21,634,569	15,846,481	71,164,790	40,872,914	916,631	10,977,449
Cost of shares redeemed-Class R-6	(123,580,584)	(10,944,180)	(185,380,097)	(124,981,019)	(17,031,501)	(83,431,832)
Proceeds from shares sold-Class Y	—	—	8,565	107,576	5,014	1,318,387

The accompanying notes are an integral part of the financial statements.

70

Statements of Changes in Net Assets(Continued)

	Carillon Eagle Small Cap Growth Fund			Carillon Scout Mid Cap Fund
	1/1/24 to 12/31/24	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	1/1/24 to 12/31/24	11/1/23 to 12/31/23*	11/1/22 to 10/31/23
Issued as reinvestment of distributions-Class Y	—	1,133	7,982	—	1,046	107,576
Cost of shares redeemed-Class Y	(14,387)	—	(28,077)	(3,160,129)	(61,525)	(1,448,030)
Net increase (decrease) from fund share transactions	(117,688,591)	21,593,692	(185,927,915)	(522,465,670)	(178,441,342)	(556,534,697)
Increase (decrease) in net assets	(133,357,699)	68,397,256	(473,036,378)	(277,892,988)	288,083,217	(780,635,719)
Net assets, end of period	$456,155,390	$589,513,089	$521,115,833	$3,060,842,861	$3,338,735,849	$3,050,652,632
Shares issued and redeemed
Shares sold-Class A	515,759	124,421	841,837	403,110	50,032	312,143
Issued as reinvestment of distributions-Class A	1,151,485	537,580	2,246,708	162,545	400	40,708
Shares redeemed-Class A	(1,524,723)	(453,727)	(3,221,839)	(282,165)	(50,229)	(406,182)
Shares sold-Class C	139,319	31,030	307,932	25,890	8,767	85,619
Issued as reinvestment of distributions-Class C	553,621	320,191	3,884,116	104,440	—	32,939
Shares redeemed-Class C	(1,448,997)	(303,053)	(1,865,067)	(195,744)	(50,567)	(367,566)
Shares sold-Class I	2,208,151	349,353	2,841,494	9,663,193	2,504,081	18,860,407
Issued as reinvestment of distributions-Class I	1,353,512	618,751	2,804,088	14,752,520	211,492	6,590,213
Shares redeemed-Class I	(3,970,713)	(620,185)	(8,910,639)	(46,355,582)	(11,111,350)	(53,241,935)
Shares sold-Class R-3	16,021	19,688	124,873	2,575	6,326	26,362
Issued as reinvestment of distributions-Class R-3	—	74,401	562,572	—	—	6,367
Shares redeemed- Class R-3	(863,468)	(118,980)	(1,072,553)	(148,863)	(20,915)	(40,088)
Shares sold-Class R-5	17,285	33,166	167,852	11,178	5,302	24,460
Issued as reinvestment of distributions-Class R-5	—	57,677	245,930	—	247	9,140
Shares redeemed- Class R-5	(668,189)	(157,147)	(455,728)	(168,360)	(258)	(94,839)
Shares sold-Class R-6	1,321,835	200,016	1,137,419	4,479,621	636,783	4,477,531
Issued as reinvestment of distributions-Class R-6	835,312	572,074	2,704,857	1,764,806	42,105	574,736
Shares redeemed- Class R-6	(4,031,638)	(389,715)	(6,473,934)	(5,180,842)	(830,191)	(4,149,050)
Shares sold-Class Y	—	—	326	4,892	245	66,541
Issued as reinvestment of distributions-Class Y	—	45	332	—	48	5,674
Shares redeemed-Class Y	(520)	—	(1,106)	(134,904)	(3,109)	(71,253)
Shares issued and redeemed	(4,395,948)	895,586	(4,130,530)	(21,091,690)	(8,600,791)	(27,258,073)

*Fiscal year-end changed to December beginning with the December 31, 2023 year-end.
The accompanying notes are an integral part of the financial statements.

71

Statements of Changes in Net Assets

	Carillon Scout Small Cap Fund			Carillon Chartwell Real Income Fund		Carillon Chartwell Short Duration High Yield Fund
	1/1/24 to 12/31/24	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	1/1/24 to 12/31/24	1/1/23 to 12/31/23	1/1/24 to 12/31/24	1/1/23 to 12/31/23
Net assets, beginning of period	$260,847,291	$222,444,370	$276,304,280	$307,897,758	$366,987,025	$247,271,669	$209,672,494
Increase (decrease) in net assets from operations
Net investment income (loss)	(895,042)	(42,469)	(982,266)	10,915,488	11,543,713	12,997,391	10,412,107
Net realized gain (loss) on investments	51,315,234	(29,966)	(1,450,331)	(7,850,346)	(14,533,475)	(394,729)	(1,536,356)
Net change in unrealized appreciation (depreciation)	(1,339,637)	44,456,934	(26,049,840)	16,081,041	27,918,248	1,552,207	8,638,940
Net increase (decrease) in net assets resulting from operations	49,080,555	44,384,499	(28,482,437)	19,146,183	24,928,486	14,154,869	17,514,691
Distributions to shareholders from earnings	(25,468,493)	—	(8,383,335)	(10,845,271)	(11,632,047)	(12,957,796)	(10,445,245)
Fund share transactions
Proceeds from shares sold-Class A	965,971	138,510	800,454	48,788	—	9,781	—
Issued as reinvestment of distributions-Class A	1,448,767	—	425,781	545	—	364	—
Cost of shares redeemed-Class A	(2,262,786)	(538,334)	(2,251,547)	(125)	—	—	—
Proceeds from shares sold-Class C	58,098	9,324	291,555	10,000	—	10,000	—
Issued as reinvestment of distributions-Class C	108,091	—	54,713	237	—	319	—
Cost of shares redeemed-Class C	(550,036)	(84,926)	(756,953)	—	—	—	—
Proceeds from shares sold-Class I	19,537,316	1,934,728	14,153,883	9,769,186	11,673,009	52,158,109	54,348,886
Issued as reinvestment of distributions-Class I	23,371,355	—	7,564,980	10,538,786	11,299,991	12,883,528	10,381,948
Cost of shares redeemed-Class I	(67,105,360)	(8,125,889)	(37,600,013)	(87,510,365)	(95,358,706)	(44,132,972)	(34,201,105)
Proceeds from shares sold-Class R-3	50	211	953	—	—	—	—
Issued as reinvestment of distributions-Class R-3	—	—	3,079	—	—	—	—
Cost of shares redeemed-Class R-3	(26,924)	(1)	(76,624)	—	—	—	—
Proceeds from shares sold-Class R-5	—	—	—	—	—	—	—
Issued as reinvestment of distributions-Class R-5	—	—	624	—	—	—	—
Cost of shares redeemed-Class R-5	(22,495)	—	—	—	—	—	—
Proceeds from shares sold-Class R-6	768,075	850,891	1,919,216	10,000	—	10,000	—
Issued as reinvestment of distributions-Class R-6	289,006	—	244,354	318	—	397	—
Cost of shares redeemed-Class R-6	(7,223,660)	(166,092)	(1,760,653)	—	—	—	—

The accompanying notes are an integral part of the financial statements.

72

Statements of Changes in Net Assets(Continued)

	Carillon Scout Small Cap Fund			Carillon Chartwell Real Income Fund		Carillon Chartwell Short Duration High Yield Fund
	1/1/24 to 12/31/24	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	1/1/24 to 12/31/24	1/1/23 to 12/31/23	1/1/24 to 12/31/24	1/1/23 to 12/31/23
Proceeds from shares sold-Class Y	—	—	—	—	—	—	—
Issued as reinvestment of distributions-Class Y	—	—	3,172	—	—	—	—
Cost of shares redeemed-Class Y	(100,661)	—	(11,112)	—	—	—	—
Net increase (decrease) from fund share transactions	(30,745,193)	(5,981,578)	(16,994,138)	(67,132,630)	(72,385,706)	20,939,526	30,529,729
Increase (decrease) in net assets	(7,133,131)	38,402,921	(53,859,910)	(58,831,718)	(59,089,267)	22,136,599	37,599,175
Net assets, end of period	$253,714,160	$260,847,291	$222,444,370	$249,066,040	$307,897,758	$269,408,268	$247,271,669
Shares issued and redeemed
Shares sold-Class A	32,752	5,753	32,133	3,681	—	1,041	—
Issued as reinvestment of distributions-Class A	50,304	—	17,852	41	—	38	—
Shares redeemed- Class A	(77,151)	(21,196)	(91,214)	(9)	—	—	—
Shares sold-Class C	2,112	400	12,488	784	—	1,063	—
Issued as reinvestment of distributions-Class C	4,005	—	2,411	18	—	34	—
Shares redeemed-Class C	(19,614)	(3,679)	(31,807)	—	—	—	—
Shares sold-Class I	664,384	76,658	560,447	750,060	927,702	5,496,275	5,877,176
Issued as reinvestment of distributions-Class I	795,485	—	312,344	812,498	900,098	1,361,348	1,123,195
Shares redeemed- Class I	(2,229,571)	(323,922)	(1,492,684)	(6,743,403)	(7,621,766)	(4,658,789)	(3,693,559)
Shares sold-Class R-3	2	9	39	—	—	—	—
Issued as reinvestment of distributions-Class R-3	—	—	132	—	—	—	—
Shares redeemed- Class R-3	(994)	—	(2,983)	—	—	—	—
Shares sold-Class R-5	—	—	—	—	—	—	—
Issued as reinvestment of distributions-Class R-5	—	—	26	—	—	—	—
Shares redeemed- Class R-5	(798)	—	—	—	—	—	—
Shares sold-Class R-6	25,766	31,938	74,804	784	—	1,064	—
Issued as reinvestment of distributions-Class R-6	9,757	—	10,027	24	—	42	—
Shares redeemed- Class R-6	(271,609)	(6,413)	(69,102)	—	—	—	—
Shares sold-Class Y	—	—	—	—	—	—	—
Issued as reinvestment of distributions-Class Y	—	—	133	—	—	—	—
Shares redeemed- Class Y	(3,631)	—	(429)	—	—	—	—
Shares issued and redeemed	(1,018,801)	(240,452)	(665,383)	(5,175,522)	(5,793,966)	2,202,116	3,306,812

*Fiscal year-end changed to December beginning with the December 31, 2023 year-end.
The accompanying notes are an integral part of the financial statements.

73

Statements of Changes in Net Assets

	Carillon Reams Core Bond Fund			Carillon Reams Core Plus Bond Fund
	1/1/24 to 12/31/24	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	1/1/24 to 12/31/24	11/1/23 to 12/31/23*	11/1/22 to 10/31/23
Net assets, beginning of period	$508,050,629	$487,416,296	$363,466,089	$1,594,291,018	$1,442,969,285	$1,017,840,606
Increase (decrease) in net assets from operations
Net investment income (loss)	20,776,954	3,481,190	15,956,987	73,212,713	11,147,628	51,553,603
Net realized gain (loss) on investments	(2,629,550)	1,998,550	(26,647,565)	7,024,767	8,278,488	(69,155,850)
Net change in unrealized appreciation (depreciation)	(11,608,485)	37,792,958	3,676,271	(63,495,903)	119,088,126	(1,709,119)
Net increase (decrease) in net assets resulting from operations	6,538,919	43,272,698	(7,014,307)	16,741,577	138,514,242	(19,311,366)
Distributions to shareholders from earnings	(20,896,764)	(5,487,159)	(14,846,213)	(76,827,898)	(17,571,388)	(62,878,846)
Fund share transactions
Proceeds from shares sold-Class A	56,305,854	186,000	652,626	39,043,231	260,955	2,728,832
Issued as reinvestment of distributions-Class A	1,390,589	28,812	112,170	893,143	32,438	110,932
Cost of shares redeemed-Class A	(30,156,280)	(178,185)	(1,606,983)	(22,430,624)	(356,032)	(1,827,547)
Proceeds from shares sold-Class C	26,975	10,675	853,519	601,998	165,130	1,659,332
Issued as reinvestment of distributions-Class C	89,638	29,016	99,639	88,667	23,186	100,587
Cost of shares redeemed-Class C	(1,627,423)	(165,090)	(2,043,441)	(836,263)	(319,097)	(1,088,406)
Proceeds from shares sold-Class I	116,092,834	17,987,128	277,527,750	573,465,390	129,200,080	700,005,536
Issued as reinvestment of distributions-Class I	18,310,724	4,709,211	12,353,762	56,193,941	14,025,707	51,403,074
Cost of shares redeemed- Class I	(124,007,002)	(37,476,883)	(164,950,486)	(646,165,407)	(101,251,365)	(309,227,617)
Proceeds from shares sold-Class R-3	16,961	39,032	232,819	11,623	13,979	34,924
Issued as reinvestment of distributions-Class R-3	2,235	3,654	8,721	1,392	1,924	7,411
Cost of shares redeemed-Class R-3	(416,520)	(16,686)	(51,894)	(217,670)	(209)	(21,318)
Proceeds from shares sold-Class R-5	13,346	71,930	582,531	1,791	2,368	18,465
Issued as reinvestment of distributions-Class R-5	3,483	6,374	4,076	446	657	2,336
Cost of shares redeemed-Class R-5	(652,132)	(28,491)	(11,593)	(63,068)	(542)	(5,418)
Proceeds from shares sold-Class R-6	5,501,988	674,998	13,121,743	294,315,512	2,934,894	89,124,047
Issued as reinvestment of distributions-Class R-6	700,156	172,804	394,969	8,072,850	565,617	814,676
Cost of shares redeemed-Class R-6	(4,692,875)	(640,130)	(1,942,958)	(32,994,496)	(2,783,063)	(44,110,841)

The accompanying notes are an integral part of the financial statements.

74

Statements of Changes in Net Assets(Continued)

	Carillon Reams Core Bond Fund			Carillon Reams Core Plus Bond Fund
	1/1/24 to 12/31/24	11/1/23 to 12/31/23*	11/1/22 to 10/31/23	1/1/24 to 12/31/24	11/1/23 to 12/31/23*	11/1/22 to 10/31/23
Proceeds from shares sold-Class Y	1,424,075	969,696	38,048,790	2,308,567	2,267,330	27,774,854
Issued as reinvestment of distributions-Class Y	300,272	532,888	1,847,646	211,690	349,318	1,385,386
Cost of shares redeemed-Class Y	(53,485,902)	(4,067,959)	(29,422,679)	(33,400,591)	(14,754,396)	(11,570,354)
Net increase (decrease) from fund share transactions	(14,859,004)	(17,151,206)	145,810,727	239,102,122	30,378,879	507,318,891
Increase (decrease) in net assets	(29,216,849)	20,634,333	123,950,207	179,015,801	151,321,733	425,128,679
Net assets, end of period	$478,833,780	$508,050,629	$487,416,296	$1,773,306,819	$1,594,291,018	$1,442,969,285
Shares issued and redeemed
Shares sold-Class A	5,265,136	17,314	60,578	1,325,661	9,012	92,024
Issued as reinvestment of distributions-Class A	130,267	2,735	10,417	30,393	1,115	3,765
Shares redeemed-Class A	(2,789,161)	(16,962)	(149,699)	(762,644)	(12,340)	(61,885)
Shares sold-Class C	2,497	1,028	78,661	20,544	5,724	56,089
Issued as reinvestment of distributions-Class C	8,410	2,769	9,305	3,031	803	3,436
Shares redeemed-Class C	(152,463)	(15,478)	(190,416)	(28,538)	(10,871)	(36,939)
Shares sold-Class I	10,791,814	1,696,186	25,806,228	19,244,459	4,431,860	23,390,405
Issued as reinvestment of distributions-Class I	1,708,651	446,699	1,150,095	1,899,001	480,017	1,735,473
Shares redeemed-Class I	(11,574,994)	(3,575,623)	(15,386,291)	(21,852,083)	(3,458,607)	(10,513,268)
Shares sold-Class R-3	1,577	3,643	21,419	393	478	1,174
Issued as reinvestment of distributions-Class R-3	208	346	812	47	66	252
Shares redeemed-Class R-3	(38,929)	(1,537)	(4,953)	(7,400)	(7)	(734)
Shares sold-Class R-5	1,239	6,634	54,492	60	81	621
Issued as reinvestment of distributions-Class R-5	322	603	390	15	22	79
Shares redeemed-Class R-5	(60,900)	(2,626)	(1,143)	(2,134)	(19)	(182)
Shares sold-Class R-6	511,961	64,025	1,215,130	9,917,914	101,108	2,989,484
Issued as reinvestment of distributions-Class R-6	65,222	16,356	36,698	272,106	19,361	27,848
Shares redeemed-Class R-6	(438,254)	(60,844)	(181,202)	(1,106,109)	(97,074)	(1,504,802)
Shares sold-Class Y	132,460	91,274	3,516,987	78,023	77,450	938,831
Issued as reinvestment of distributions-Class Y	27,903	50,577	171,675	7,114	12,045	47,002
Shares redeemed-Class Y	(4,997,104)	(383,187)	(2,757,961)	(1,132,955)	(511,091)	(395,869)
Shares issued and redeemed	(1,404,138)	(1,656,068)	13,461,222	7,906,898	1,049,133	16,772,804

*Fiscal year-end changed to December beginning with the December 31, 2023 year-end.
The accompanying notes are an integral part of the financial statements.

75

Statements of Changes in Net Assets

	Carillon Reams Unconstrained Bond Fund
	1/1/24 to 12/31/24	11/1/23 to 12/31/23*	11/1/22 to 10/31/23
Net assets, beginning of period	$1,430,170,678	$1,292,786,065	$1,063,978,985
Increase (decrease) in net assets from operations
Net investment income (loss)	64,101,451	9,105,226	49,589,287
Net realized gain (loss) on investments	50,104,557	6,623,000	(32,048,675)
Net change in unrealized appreciation (depreciation)	(54,861,196)	77,265,655	29,288,591
Net increase (decrease) in net assets resulting from operations	59,344,812	92,993,881	46,829,203
Distributions to shareholders from earnings	(75,076,447)	(14,705,670)	(60,571,888)
Fund share transactions
Proceeds from shares sold-Class A	89,213,083	37,744	958,742
Issued as reinvestment of distributions-Class A	1,468,859	57,558	232,399
Cost of shares redeemed-Class A	(63,114,081)	(202,942)	(271,373)
Proceeds from shares sold-Class C	1,359,887	67,630	385,524
Issued as reinvestment of distributions-Class C	66,964	10,550	52,735
Cost of shares redeemed-Class C	(485,677)	(169,905)	(826,880)
Proceeds from shares sold-Class I	605,169,260	162,587,474	721,527,165
Issued as reinvestment of distributions-Class I	58,799,518	11,196,277	44,600,182
Cost of shares redeemed-Class I	(605,786,012)	(106,866,987)	(545,774,969)
Proceeds from shares sold-Class R-3	—	—	—
Issued as reinvestment of distributions-Class R-3	99	109	471
Cost of shares redeemed-Class R-3	(11,861)	—	—
Proceeds from shares sold-Class R-5	93,055	147,996	266,253
Issued as reinvestment of distributions-Class R-5	9,023	10,096	35,697
Cost of shares redeemed-Class R-5	(1,113,249)	(80,765)	(71,817)
Proceeds from shares sold-Class R-6	189,616,987	8,421,811	4,992,154
Issued as reinvestment of distributions-Class R-6	3,635,870	770,661	3,286,512
Cost of shares redeemed-Class R-6	(23,826,452)	(3,728,837)	(9,434,843)
Proceeds from shares sold-Class Y	35,789,759	1,826,186	100,292,074
Issued as reinvestment of distributions-Class Y	337,438	457,307	3,775,149
Cost of shares redeemed-Class Y	(77,770,342)	(15,445,561)	(81,475,410)
Net increase (decrease) from fund share transactions	213,452,128	59,096,402	242,549,765
Increase (decrease) in net assets	197,720,493	137,384,613	228,807,080
Net assets, end of period	$1,627,891,171	$1,430,170,678	$1,292,786,065
Shares issued and redeemed
Shares sold-Class A	7,329,427	3,146	80,571
Issued as reinvestment of distributions-Class A	120,181	4,791	19,602
Shares redeemed-Class A	(5,207,741)	(17,081)	(22,803)
Shares sold-Class C	111,736	5,674	32,553
Issued as reinvestment of distributions-Class C	5,519	885	4,497
Shares redeemed-Class C	(40,306)	(13,990)	(69,820)
Shares sold-Class I	49,252,744	13,504,688	60,133,926
Issued as reinvestment of distributions-Class I	4,794,061	929,667	3,752,397
Shares redeemed-Class I	(49,628,483)	(8,945,998)	(45,797,507)
Shares sold-Class R-3	—	—	—
Issued as reinvestment of distributions-Class R-3	8	9	40
Shares redeemed-Class R-3	(978)	—	—
Shares sold-Class R-5	7,636	12,347	22,415
Issued as reinvestment of distributions-Class R-5	737	838	3,004
Shares redeemed-Class R-5	(91,437)	(6,726)	(6,074)
Shares sold-Class R-6	15,529,268	707,265	421,029
Issued as reinvestment of distributions-Class R-6	296,435	64,028	276,621

The accompanying notes are an integral part of the financial statements.

76

Statements of Changes in Net Assets(Continued)

	Carillon Reams Unconstrained Bond Fund
	1/1/24 to 12/31/24	11/1/23 to 12/31/23*	11/1/22 to 10/31/23
Shares redeemed-Class R-6	(1,946,904)	(305,683)	(780,856)
Shares sold-Class Y	2,941,789	152,125	8,350,076
Issued as reinvestment of distributions-Class Y	27,456	37,892	314,924
Shares redeemed-Class Y	(6,361,397)	(1,293,095)	(6,899,761)
Shares issued and redeemed	17,139,751	4,840,782	19,834,834

*Fiscal year-end changed to December beginning with the December 31, 2023 year-end.
The accompanying notes are an integral part of the financial statements.

77

Financial Highlights

		From investment operations				Dividends & distributions			Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Chartwell Mid Cap Value Fund
Class A*
04/26/24	12/31/24	$17.44	$0.10	$1.46	$1.56	$(0.14)	$(2.06)	$(2.20)	16.80	1.20	1.59	0.80	51	8.97	$0
Class C*
04/26/24	12/31/24	17.44	0.01	1.46	1.47	(0.05)	(2.05)	(2.10)	16.81	1.95	2.34	0.05	51	8.43	0
Class I*
01/01/24	12/31/24	17.09	0.18	1.77	1.95	(0.19)	(2.06)	(2.25)	16.79	0.90	1.35	1.02	51	11.45	23
01/01/23	12/31/23	16.50	0.07	1.07	1.14	(0.13)	(0.42)	(0.55)	17.09	0.90	1.49	0.40	33	6.90	24
01/01/22	12/31/22	18.88	0.19	(2.38)	(2.19)	(0.18)	(0.01)	(0.19)	16.50	0.90	1.29	1.15	27	(11.63)	41
01/01/21	12/31/21	14.92	0.11	3.96	4.07	(0.11)	—	(0.11)	18.88	0.90	1.29	0.68	15	27.30	38
11/01/20	12/31/20	13.12	0.03	1.94	1.97	(0.17)	—	(0.17)	14.92	0.90	1.56	1.25	3	15.00	29
11/01/19	10/31/20	15.54	0.19	(2.28)	(2.09)	(0.18)	(0.15)	(0.33)	13.12	0.90	1.47	1.40	35	(13.81)	25
Class R-6*
04/26/24	12/31/24	17.44	0.15	1.45	1.60	(0.19)	(2.06)	(2.25)	16.79	0.80	1.34	1.20	51	9.23	0
Carillon Chartwell Small Cap Growth Fund
Class A*
04/26/24	12/31/24	14.84	(0.08)	3.17	3.09	(0.36)	(0.68)	(1.04)	16.89	1.35	2.83	(0.68)	60	20.88	0
Class C*
04/26/24	12/31/24	14.84	(0.16)	3.17	3.01	(0.29)	(0.68)	(0.97)	16.88	2.10	3.27	(1.42)	60	20.30	0
Class I*
01/01/24	12/31/24	13.22	(0.06)	4.81	4.75	(0.40)	(0.68)	(1.08)	16.89	1.05	2.24	(0.37)	60	36.02	31
01/01/23	12/31/23	10.80	(0.02)	2.44	2.42	—	—	—	13.22	1.05	2.39	(0.20)	72	22.41	17
01/01/22	12/31/22	16.36	(0.08)	(4.96)	(5.04)	—	(0.52)	(0.52)	10.80	1.05	1.82	(0.54)	80	(30.83)	16
01/01/21	12/31/21	17.29	(0.15)	2.78	2.63	(0.01)	(3.55)	(3.56)	16.36	1.05	1.47	(0.88)	61	16.47	28
11/01/20	12/31/20	15.22	(0.01)	3.24	3.23	—	(1.16)	(1.16)	17.29	1.05	1.76	(0.58)	24	21.20	27
11/01/19	10/31/20	11.78	(0.09)	3.53	3.44	—	—+	—	15.22	1.05	1.73	(0.56)	104	29.25	23
Class R-6*
04/26/24	12/31/24	14.84	(0.03)	3.17	3.14	(0.42)	(0.68)	(1.10)	16.88	0.95	2.27	(0.27)	60	21.23	0
Carillon Chartwell Small Cap Value Fund
Class A*
04/26/24	12/31/24	19.07	0.11	2.18	2.29	(0.16)	(6.10)	(6.26)	15.10	1.35	1.42	0.82	44	12.16	0
Class C*
04/26/24	12/31/24	19.07	0.01	2.18	2.19	(0.06)	(6.07)	(6.13)	15.13	2.10	2.17	0.07	44	11.60	0
Class I*
01/01/24	12/31/24	19.27	0.18	1.96	2.14	(0.20)	(6.11)	(6.31)	15.10	1.05	1.24	0.88	44	11.25	76
01/01/23	12/31/23	17.75	0.09	2.09	2.18	(0.21)	(0.45)	(0.66)	19.27	1.05	1.26	0.48	27	12.30	143
01/01/22	12/31/22	19.90	0.10	(2.04)	(1.94)	—	(0.21)	(0.21)	17.75	1.05	1.17	0.54	24	(9.71)	150
01/01/21	12/31/21	17.75	0.10	4.16	4.26	(0.10)	(2.01)	(2.11)	19.90	1.05	1.15	0.45	20	24.42	183
11/01/20	12/31/20	14.75	0.04	3.09	3.13	(0.13)	—	(0.13)	17.75	1.05	1.21	1.32	2	21.23	177
11/01/19	10/31/20	18.67	0.13	(3.37)	(3.24)	(0.14)	(0.54)	(0.68)	14.75	1.05	1.18	0.81	30	(18.16)	148
Class R-6*
04/26/24	12/31/24	19.07	0.18	2.16	2.34	(0.20)	(6.11)	(6.31)	15.10	0.95	1.06	1.20	44	12.45	0
Carillon ClariVest Capital Appreciation Fund
Class A*
01/01/24	12/31/24	45.42	(0.20)	16.32	16.12	—	(6.95)	(6.95)	54.59	1.00	1.10	(0.37)	22	35.36	222
11/01/23	12/31/23	44.17	(0.01)	6.60	6.59	—	(5.34)	(5.34)	45.42	1.00	1.21	(0.12)	4	14.87	181
11/01/22	10/31/23	46.16	(0.07)	5.83	5.76	—	(7.75)	(7.75)	44.17	1.00	1.16	(0.16)	31	15.90	161
11/01/21	10/31/22	64.23	(0.07)	(13.68)	(13.75)	—	(4.32)	(4.32)	46.16	1.00	1.13	(0.13)	31	(22.87)	156
11/01/20	10/31/21	51.65	(0.08)	20.42	20.34	(0.05)	(7.71)	(7.76)	64.23	1.00	1.11	(0.14)	20	43.42	222
11/01/19	10/31/20	43.14	0.04	9.19	9.23	(0.13)	(0.59)	(0.72)	51.65	1.00	1.15	0.08	31	21.63	170
Class C*
01/01/24	12/31/24	23.29	(0.31)	8.35	8.04	—	(3.54)	(3.54)	27.79	1.75	1.83	(1.12)	22	34.39	9
11/01/23	12/31/23	22.68	(0.04)	3.39	3.35	—	(2.74)	(2.74)	23.29	1.75	1.95	(0.87)	4	14.71	8
11/01/22	10/31/23	27.77	(0.20)	2.86	2.66	—	(7.75)	(7.75)	22.68	1.75	1.89	(0.90)	31	15.05	7
11/01/21	10/31/22	40.66	(0.29)	(8.28)	(8.57)	—	(4.32)	(4.32)	27.77	1.75	1.86	(0.88)	31	(23.45)	9
11/01/20	10/31/21	35.39	(0.32)	13.30	12.98	—	(7.71)	(7.71)	40.66	1.75	1.86	(0.89)	20	42.34	14
11/01/19	10/31/20	29.87	(0.21)	6.32	6.11	—	(0.59)	(0.59)	35.39	1.75	1.89	(0.66)	31	20.71	13

The accompanying notes are an integral part of these financial statements.

78

Financial Highlights(Continued)

		From investment operations				Dividends & distributions			Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon ClariVest Capital Appreciation Fund — (Continued)
Class I*
01/01/24	12/31/24	$49.57	$(0.04)	$17.83	$17.79	$(0.00)	$(7.61)	$(7.61)	59.75	0.70	0.85	(0.07)	22	35.76	$251
11/01/23	12/31/23	48.17	0.02	7.20	7.22	(0.00)	(5.82)	(5.82)	49.57	0.70	0.95	0.18	4	14.96	213
11/01/22	10/31/23	49.55	0.07	6.36	6.43	(0.06)	(7.75)	(7.81)	48.17	0.70	0.91	0.14	31	16.24	191
11/01/21	10/31/22	68.46	0.10	(14.67)	(14.57)	(0.02)	(4.32)	(4.34)	49.55	0.70	0.88	0.18	31	(22.65)	213
11/01/20	10/31/21	54.56	0.09	21.70	21.79	(0.18)	(7.71)	(7.89)	68.46	0.70	0.87	0.15	20	43.87	400
11/01/19	10/31/20	45.52	0.19	9.70	9.89	(0.26)	(0.59)	(0.85)	54.56	0.70	0.89	0.39	31	22.00	276
Class R-6*
01/01/24	12/31/24	48.46	0.03	17.44	17.47	(0.02)	(7.45)	(7.47)	58.46	0.60	0.77	0.06	22	35.90	0
11/01/23	12/31/23	47.09	0.02	7.04	7.06	—	(5.69)	(5.69)	48.46	0.60	0.88	0.28	4	14.96	0
11/01/22	10/31/23	49.31	0.08	6.23	6.31	(0.78)	(7.75)	(8.53)	47.09	0.60	0.83	0.16	31	16.37	0
11/01/21	10/31/22	67.92	0.18	(14.40)	(14.22)	(0.07)	(4.32)	(4.39)	49.31	0.60	0.79	0.31	31	(22.31)	0
11/01/20	10/31/21	54.19	0.15	21.52	21.67	(0.23)	(7.71)	(7.94)	67.92	0.60	0.79	0.24	20	43.99	2
11/01/19	10/31/20	45.16	0.44	9.48	9.92	(0.30)	(0.59)	(0.89)	54.19	0.60	0.79	0.95	31	22.26	1
Carillon ClariVest International Stock Fund
Class A*
01/01/24	12/31/24	21.06	0.42	2.65	3.07	(0.69)	(0.21)	(0.90)	23.23	1.25	1.24	1.73	23	14.54	20
11/01/23	12/31/23	18.95	0.04	2.63	2.67	(0.56)	—	(0.56)	21.06	1.25	1.36	1.07	7	14.11	4
11/01/22	10/31/23	16.62	0.36	2.24	2.60	(0.27)	—	(0.27)	18.95	1.25	1.27	1.84	44	15.70	4
11/01/21	10/31/22	21.00	0.45	(4.52)	(4.07)	(0.31)	—	(0.31)	16.62	1.32	3.24	2.42	66	(19.67)	4
11/01/20	10/31/21	15.27	0.33	5.54	5.87	(0.14)	—	(0.14)	21.00	1.45	5.16	1.66	80	38.61	4
11/01/19	10/31/20	17.47	0.17	(1.99)	(1.82)	(0.38)	—	(0.38)	15.27	1.45	4.90	1.08	54	(10.73)	2
Class C*
01/01/24	12/31/24	20.64	0.28	2.55	2.83	(0.44)	(0.20)	(0.64)	22.83	1.97	1.96	1.23	23	13.71	1
11/01/23	12/31/23	18.48	0.01	2.57	2.58	(0.42)	—	(0.42)	20.64	2.00	2.08	0.31	7	13.98	1
11/01/22	10/31/23	16.24	0.20	2.20	2.40	(0.16)	—	(0.16)	18.48	2.00	2.00	1.06	44	14.83	1
11/01/21	10/31/22	20.56	0.33	(4.46)	(4.13)	(0.19)	—	(0.19)	16.24	2.08	4.11	1.76	66	(20.28)	1
11/01/20	10/31/21	14.95	0.17	5.45	5.62	(0.01)	—	(0.01)	20.56	2.20	5.90	0.90	80	37.63	2
11/01/19	10/31/20	17.14	0.07	(1.99)	(1.92)	(0.27)	—	(0.27)	14.95	2.20	5.74	0.43	54	(11.44)	1
Class I*
01/01/24	12/31/24	21.20	0.53	2.63	3.16	(0.69)	(0.21)	(0.90)	23.46	0.95	0.99	2.22	23	14.89	492
11/01/23	12/31/23	19.11	0.05	2.66	2.71	(0.62)	—	(0.62)	21.20	0.95	1.11	1.37	7	14.21	340
11/01/22	10/31/23	16.61	0.42	2.24	2.66	(0.16)	—	(0.16)	19.11	0.95	1.03	2.14	44	16.05	308
11/01/21	10/31/22	20.99	0.32	(4.32)	(4.00)	(0.38)	—	(0.38)	16.61	0.96	1.38	1.87	66	(19.44)	309
11/01/20	10/31/21	15.26	0.38	5.55	5.93	(0.20)	—	(0.20)	20.99	1.15	4.90	1.95	80	39.05	6
11/01/19	10/31/20	17.46	0.23	(2.01)	(1.78)	(0.42)	—	(0.42)	15.26	1.15	4.63	1.44	54	(10.51)	3
Class R-6*
01/01/24	12/31/24	20.97	0.55	2.60	3.15	(0.71)	(0.21)	(0.92)	23.20	0.85	0.90	2.36	23	15.00	10
11/01/23	12/31/23	18.93	0.05	2.64	2.69	(0.65)	—	(0.65)	20.97	0.85	1.02	1.45	7	14.20	9
11/01/22	10/31/23	16.68	0.27	2.34	2.61	(0.36)	—	(0.36)	18.93	0.85	0.95	1.40	44	15.78	8
11/01/21	10/31/22	21.06	0.75	(4.74)	(3.99)	(0.39)	—	(0.39)	16.68	0.86	2.65	4.13	66	(19.32)	12
11/01/20	10/31/21	15.31	0.39	5.57	5.96	(0.21)	—	(0.21)	21.06	1.05	4.82	2.03	80	39.19	0
11/01/19	10/31/20	17.51	0.25	(2.01)	(1.76)	(0.44)	—	(0.44)	15.31	1.05	4.66	1.59	54	(10.39)	0
Carillon Eagle Growth & Income Fund
Class A*
01/01/24	12/31/24	20.59	0.32	2.88	3.20	(0.34)	(3.12)	(3.46)	20.33	0.97	0.97	1.44	40	15.63	205
11/01/23	12/31/23	20.12	0.07	2.85	2.92	(0.07)	(2.38)	(2.45)	20.59	1.02	1.02	2.01	5	14.57	206
11/01/22	10/31/23	21.95	0.37	(0.61)	(0.24)	(0.37)	(1.22)	(1.59)	20.12	0.98	0.98	1.71	40	(1.38)	186
11/01/21	10/31/22	26.51	0.34	(2.51)	(2.17)	(0.35)	(2.04)	(2.39)	21.95	0.96	0.96	1.44	21	(8.95)	210
11/01/20	10/31/21	20.22	0.34	7.02	7.36	(0.34)	(0.73)	(1.07)	26.51	0.96	0.96	1.42	32	37.44	234
11/01/19	10/31/20	21.70	0.37	(0.82)	(0.45)	(0.37)	(0.66)	(1.03)	20.22	0.97	0.97	1.81	41	(2.09)	165

The accompanying notes are an integral part of these financial statements.

79

Financial Highlights(Continued)

		From investment operations				Dividends & distributions			Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Eagle Growth & Income Fund — (Continued)
Class C*
01/01/24	12/31/24	$19.37	$0.14	$2.72	$2.86	$(0.19)	$(2.93)	$(3.12)	19.11	1.71	1.71	0.69	40	14.77	$31
11/01/23	12/31/23	18.91	0.04	2.68	2.72	(0.03)	(2.23)	(2.26)	19.37	1.76	1.76	1.26	5	14.48	40
11/01/22	10/31/23	20.73	0.20	(0.58)	(0.38)	(0.22)	(1.22)	(1.44)	18.91	1.71	1.71	0.99	40	(2.13)	38
11/01/21	10/31/22	25.17	0.16	(2.37)	(2.21)	(0.19)	(2.04)	(2.23)	20.73	1.68	1.68	0.72	21	(9.63)	53
11/01/20	10/31/21	19.24	0.16	6.67	6.83	(0.17)	(0.73)	(0.90)	25.17	1.69	1.69	0.72	32	36.47	79
11/01/19	10/31/20	20.68	0.21	(0.77)	(0.56)	(0.22)	(0.66)	(0.88)	19.24	1.73	1.73	1.08	41	(2.82)	79
Class I*
01/01/24	12/31/24	20.51	0.38	2.86	3.24	(0.40)	(3.11)	(3.51)	20.24	0.71	0.71	1.70	40	15.90	312
11/01/23	12/31/23	20.04	0.08	2.85	2.93	(0.09)	(2.37)	(2.46)	20.51	0.77	0.77	2.27	5	14.66	352
11/01/22	10/31/23	21.88	0.43	(0.62)	(0.19)	(0.43)	(1.22)	(1.65)	20.04	0.72	0.72	1.98	40	(1.18)	334
11/01/21	10/31/22	26.43	0.40	(2.49)	(2.09)	(0.42)	(2.04)	(2.46)	21.88	0.69	0.69	1.71	21	(8.68)	556
11/01/20	10/31/21	20.16	0.41	7.00	7.41	(0.41)	(0.73)	(1.14)	26.43	0.68	0.68	1.70	32	37.83	661
11/01/19	10/31/20	21.64	0.42	(0.81)	(0.39)	(0.43)	(0.66)	(1.09)	20.16	0.70	0.70	2.07	41	(1.82)	487
Class R-6*
01/01/24	12/31/24	20.47	0.39	2.85	3.24	(0.42)	(3.10)	(3.52)	20.19	0.63	0.63	1.77	40	15.93	9
11/01/23	12/31/23	20.00	0.08	2.85	2.93	(0.09)	(2.37)	(2.46)	20.47	0.69	0.69	2.35	5	14.69	9
11/01/22	10/31/23	21.84	0.44	(0.61)	(0.17)	(0.45)	(1.22)	(1.67)	20.00	0.64	0.64	2.05	40	(1.08)	8
11/01/21	10/31/22	26.39	0.42	(2.49)	(2.07)	(0.44)	(2.04)	(2.48)	21.84	0.61	0.61	1.79	21	(8.61)	9
11/01/20	10/31/21	20.13	0.42	7.00	7.42	(0.43)	(0.73)	(1.16)	26.39	0.61	0.61	1.73	32	37.94	8
11/01/19	10/31/20	21.59	0.54	(0.98)	(0.44)	(0.36)	(0.66)	(1.02)	20.13	0.62	0.62	2.58	41	(2.03)	2
Carillon Eagle Mid Cap Growth Fund
Class A*
01/01/24	12/31/24	70.53	(0.39)	9.44	9.05	—	(9.15)	(9.15)	70.43	1.05	1.05	(0.53)	52	12.76	582
11/01/23	12/31/23	66.19	(0.02)	12.64	12.62	—	(8.28)	(8.28)	70.53	1.05	1.05	(0.16)	3	19.12	618
11/01/22	10/31/23	68.34	(0.31)	(0.91)	(1.22)	—	(0.93)	(0.93)	66.19	1.05	1.05	(0.45)	49	(1.78)	539
11/01/21	10/31/22	104.16	(0.47)	(25.60)	(26.07)	—	(9.75)	(9.75)	68.34	1.04	1.04	(0.61)	34	(26.95)	595
11/01/20	10/31/21	77.60	(0.63)	29.23	28.60	—	(2.04)	(2.04)	104.16	1.03	1.03	(0.67)	23	37.25	942
11/01/19	10/31/20	63.14	(0.37)	16.27	15.90	—	(1.44)	(1.44)	77.60	1.04	1.04	(0.54)	27	25.62	786
Class C*
01/01/24	12/31/24	50.78	(0.65)	6.78	6.13	—	(6.55)	(6.55)	50.36	1.74	1.74	(1.22)	52	11.99	56
11/01/23	12/31/23	47.71	(0.07)	9.10	9.03	—	(5.96)	(5.96)	50.78	1.74	1.74	(0.84)	3	18.99	70
11/01/22	10/31/23	49.85	(0.57)	(0.64)	(1.21)	—	(0.93)	(0.93)	47.71	1.73	1.73	(1.12)	49	(2.43)	64
11/01/21	10/31/22	79.34	(0.74)	(19.00)	(19.74)	—	(9.75)	(9.75)	49.85	1.72	1.72	(1.29)	34	(27.46)	84
11/01/20	10/31/21	59.92	(0.97)	22.43	21.46	—	(2.04)	(2.04)	79.34	1.71	1.71	(1.35)	23	36.30	141
11/01/19	10/31/20	49.40	(0.65)	12.61	11.96	—	(1.44)	(1.44)	59.92	1.74	1.74	(1.24)	27	24.75	134
Class I*
01/01/24	12/31/24	76.77	(0.18)	10.29	10.11	—	(9.99)	(9.99)	76.89	0.75	0.75	(0.22)	52	13.10	2,071
11/01/23	12/31/23	72.00	0.02	13.76	13.78	—	(9.01)	(9.01)	76.77	0.73	0.73	0.15	3	19.20	1,296
11/01/22	10/31/23	74.02	(0.09)	(1.00)	(1.09)	—	(0.93)	(0.93)	72.00	0.73	0.73	(0.12)	49	(1.46)	1,136
11/01/21	10/31/22	111.62	(0.24)	(27.61)	(27.85)	—	(9.75)	(9.75)	74.02	0.72	0.72	(0.29)	34	(26.72)	1,368
11/01/20	10/31/21	82.78	(0.37)	31.25	30.88	—	(2.04)	(2.04)	111.62	0.72	0.72	(0.37)	23	37.68	1,993
11/01/19	10/31/20	67.06	(0.17)	17.33	17.16	—	(1.44)	(1.44)	82.78	0.72	0.72	(0.23)	27	26.01	1,547
Class R-6*
01/01/24	12/31/24	77.75	(0.11)	10.44	10.33	—	(10.13)	(10.13)	77.95	0.66	0.66	(0.13)	52	13.21	3,527
11/01/23	12/31/23	72.91	0.03	13.94	13.97	—	(9.13)	(9.13)	77.75	0.65	0.65	0.23	3	19.22	3,560
11/01/22	10/31/23	74.88	(0.03)	(1.01)	(1.04)	—	(0.93)	(0.93)	72.91	0.64	0.64	(0.04)	49	(1.38)	3,037
11/01/21	10/31/22	112.71	(0.18)	(27.90)	(28.08)	—	(9.75)	(9.75)	74.88	0.64	0.64	(0.21)	34	(26.66)	3,263
11/01/20	10/31/21	83.51	(0.28)	31.52	31.24	—	(2.04)	(2.04)	112.71	0.63	0.63	(0.28)	23	37.79	4,561
11/01/19	10/31/20	67.58	(0.11)	17.48	17.37	—	(1.44)	(1.44)	83.51	0.64	0.64	(0.15)	27	26.12	3,295

The accompanying notes are an integral part of these financial statements.

80

Financial Highlights(Continued)

		From investment operations				Dividends & distributions			Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Eagle Small Cap Growth Fund
Class A*
01/01/24	12/31/24	$22.20	$(0.09)	$2.99	$2.90	$—	$(4.62)	$(4.62)	20.48	1.17	1.17	(0.37)	53	13.04	$137
11/01/23	12/31/23	20.41	(0.00)	3.87	3.87	—	(2.08)	(2.08)	22.20	1.21	1.21	(0.12)	8	19.04	146
11/01/22	10/31/23	31.07	(0.14)	(2.21)	(2.35)	—	(8.31)	(8.31)	20.41	1.18	1.18	(0.61)	39	(8.32)	130
11/01/21	10/31/22	61.37	(0.22)	(13.76)	(13.98)	—	(16.32)	(16.32)	31.07	1.10	1.10	(0.62)	40	(28.12)	202
11/01/20	10/31/21	54.04	(0.43)	18.33	17.90	—	(10.57)	(10.57)	61.37	1.06	1.06	(0.73)	28	34.65	384
11/01/19	10/31/20	48.23	(0.37)	9.45	9.08	—	(3.27)	(3.27)	54.04	1.08	1.08	(0.77)	21	19.50	336
Class C*
01/01/24	12/31/24	2.86	(0.03)	0.38	0.35	—	(0.59)	(0.59)	2.62	1.87	1.87	(1.05)	53	12.24	8
11/01/23	12/31/23	2.64	(0.00)	0.49	0.49	—	(0.27)	(0.27)	2.86	1.95	1.95	(0.85)	8	18.58	11
11/01/22	10/31/23	11.71	(0.04)	(0.72)	(0.76)	—	(8.31)	(8.31)	2.64	1.88	1.88	(1.31)	39	(8.84)	10
11/01/21	10/31/22	34.57	(0.19)	(6.35)	(6.54)	—	(16.32)	(16.32)	11.71	1.80	1.80	(1.32)	40	(28.64)	16
11/01/20	10/31/21	34.32	(0.48)	11.30	10.82	—	(10.57)	(10.57)	34.57	1.76	1.76	(1.41)	28	33.73	34
11/01/19	10/31/20	31.93	(0.45)	6.11	5.66	—	(3.27)	(3.27)	34.32	1.77	1.77	(1.45)	21	18.67	48
Class I*
01/01/24	12/31/24	26.65	(0.01)	3.58	3.57	—	(5.56)	(5.56)	24.66	0.88	0.88	(0.05)	53	13.37	181
11/01/23	12/31/23	24.49	0.01	4.65	4.66	—	(2.50)	(2.50)	26.65	0.92	0.92	0.17	8	19.10	206
11/01/22	10/31/23	35.44	(0.09)	(2.55)	(2.64)	—	(8.31)	(8.31)	24.49	0.89	0.89	(0.32)	39	(8.06)	181
11/01/21	10/31/22	67.29	(0.13)	(15.40)	(15.53)	—	(16.32)	(16.32)	35.44	0.80	0.80	(0.32)	40	(27.90)	377
11/01/20	10/31/21	58.29	(0.28)	19.85	19.57	—	(10.57)	(10.57)	67.29	0.77	0.77	(0.44)	28	35.04	777
11/01/19	10/31/20	51.64	(0.24)	10.16	9.92	—	(3.27)	(3.27)	58.29	0.78	0.78	(0.46)	21	19.86	803
Class R-6*
01/01/24	12/31/24	27.92	0.02	3.75	3.77	—	(5.83)	(5.83)	25.86	0.78	0.78	0.06	53	13.49	130
11/01/23	12/31/23	25.65	0.01	4.88	4.89	—	(2.62)	(2.62)	27.92	0.83	0.83	0.26	8	19.13	193
11/01/22	10/31/23	36.68	(0.07)	(2.65)	(2.72)	—	(8.31)	(8.31)	25.65	0.78	0.78	(0.22)	39	(7.99)	167
11/01/21	10/31/22	68.96	(0.10)	(15.86)	(15.96)	—	(16.32)	(16.32)	36.68	0.71	0.71	(0.22)	40	(27.83)	336
11/01/20	10/31/21	59.47	(0.22)	20.28	20.06	—	(10.57)	(10.57)	68.96	0.66	0.66	(0.33)	28	35.18	985
11/01/19	10/31/20	52.56	(0.18)	10.36	10.18	—	(3.27)	(3.27)	59.47	0.66	0.66	(0.34)	21	20.01	1,427
Carillon Scout Mid Cap Fund
Class A*
01/01/24	12/31/24	21.63	0.05	4.86	4.91	(0.06)	(3.49)	(3.55)	22.99	1.25	1.26	0.20	72	22.67	35
11/01/23	12/31/23	18.69	0.01	2.94	2.95	(0.01)	—	(0.01)	21.63	1.26	1.26	0.29	17	15.78	26
11/01/22	10/31/23	20.09	(0.00)	(0.65)	(0.65)	(0.16)	(0.59)	(0.75)	18.69	1.25	1.25	(0.01)	112	(3.27)	23
11/01/21	10/31/22	27.73	0.14	(4.97)	(4.83)	(0.01)	(2.80)	(2.81)	20.09	1.23	1.23	0.62	159	(18.72)	26
11/01/20	10/31/21	19.92	(0.06)	8.39	8.33	—	(0.52)	(0.52)	27.73	1.19	1.19	(0.22)	109	42.31	33
11/01/19	10/31/20	18.38	0.02	1.63	1.65	(0.10)	(0.01)	(0.11)	19.92	1.22	1.22	0.12	109	9.01	19
Class C*
01/01/24	12/31/24	20.93	(0.13)	4.69	4.56	(0.00)(d)	(3.35)	(3.35)	22.14	2.00	2.00	(0.56)	72	21.80	19
11/01/23	12/31/23	18.11	(0.01)	2.83	2.82	—	—	—	20.93	2.00	2.00	(0.45)	17	15.57	19
11/01/22	10/31/23	19.47	(0.14)	(0.62)	(0.76)	(0.01)	(0.59)	(0.60)	18.11	1.98	1.98	(0.74)	112	(3.97)	17
11/01/21	10/31/22	27.14	(0.03)	(4.84)	(4.87)	—	(2.80)	(2.80)	19.47	1.97	1.97	(0.14)	159	(19.32)	24
11/01/20	10/31/21	19.65	(0.25)	8.26	8.01	—	(0.52)	(0.52)	27.14	1.96	1.96	(0.99)	109	41.25	31
11/01/19	10/31/20	18.17	(0.12)	1.61	1.49	—	(0.01)	(0.01)	19.65	2.00	2.00	(0.65)	109	8.23	19
Class I*
01/01/24	12/31/24	21.80	0.12	4.91	5.03	(0.12)	(3.53)	(3.65)	23.18	0.96	0.99	0.48	72	23.07	2,594
11/01/23	12/31/23	18.86	0.02	2.96	2.98	(0.04)	—	(0.04)	21.80	1.00	1.00	0.56	17	15.78	2,918
11/01/22	10/31/23	20.27	0.05	(0.65)	(0.60)	(0.22)	(0.59)	(0.81)	18.86	0.98	0.98	0.26	112	(2.99)	2,682
11/01/21	10/31/22	27.90	0.20	(5.01)	(4.81)	(0.02)	(2.80)	(2.82)	20.27	0.96	0.96	0.87	159	(18.52)	3,446
11/01/20	10/31/21	20.03	—(d)	8.44	8.44	(0.05)	(0.52)	(0.57)	27.90	0.95	0.95	0.02	109	42.67	4,560
11/01/19	10/31/20	18.46	0.07	1.64	1.71	(0.13)	(0.01)	(0.14)	20.03	0.97	0.97	0.37	109	9.31	2,581
Class R-6*
01/01/24	12/31/24	21.77	0.15	4.90	5.05	(0.15)	(3.53)	(3.68)	23.14	0.86	0.88	0.59	72	23.19	414
11/01/23	12/31/23	18.86	0.02	2.96	2.98	(0.07)	—	(0.07)	21.77	0.88	0.88	0.66	17	15.78	366
11/01/22	10/31/23	20.27	0.07	(0.65)	(0.58)	(0.24)	(0.59)	(0.83)	18.86	0.87	0.87	0.37	112	(2.87)	320
11/01/21	10/31/22	27.88	0.23	(5.02)	(4.79)	(0.02)	(2.80)	(2.82)	20.27	0.86	0.86	1.03	159	(18.44)	325
11/01/20	10/31/21	20.01	0.03	8.43	8.46	(0.07)	(0.52)	(0.59)	27.88	0.86	0.86	0.11	109	42.85	278
11/01/19	10/31/20	18.45	0.07	1.65	1.72	(0.15)	(0.01)	(0.16)	20.01	0.88	0.88	0.36	109	9.38	171

The accompanying notes are an integral part of these financial statements.

81

Financial Highlights(Continued)

		From investment operations				Dividends & distributions			Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Scout Small Cap Fund
Class A*
01/01/24	12/31/24	$26.50	$(0.16)	$5.55	$5.39	$—	$(3.14)	$(3.14)	28.75	1.15	1.14	(0.55)	27	20.32	$14
11/01/23	12/31/23	22.06	(0.02)	4.46	4.44	—	—	—	26.50	1.25	1.29	(0.39)	4	20.13	13
11/01/22	10/31/23	25.75	(0.15)	(2.73)	(2.88)	—	(0.81)	(0.81)	22.06	1.20	1.20	(0.61)	7	(11.43)	11
11/01/21	10/31/22	39.48	(0.16)	(7.72)	(7.88)	—	(5.85)	(5.85)	25.75	1.18	1.18	(0.55)	17	(22.53)	14
11/01/20	10/31/21	29.50	(0.30)	13.12	12.82	—	(2.84)	(2.84)	39.48	1.15	1.15	(0.80)	28	44.67	18
11/01/19	10/31/20	28.20	(0.16)	2.56	2.40	—	(1.10)	(1.10)	29.50	1.19	1.19	(0.58)	22	8.69	12
Class C*
01/01/24	12/31/24	25.01	(0.35)	5.22	4.87	—	(2.94)	(2.94)	26.94	1.89	1.88	(1.29)	27	19.46	1
11/01/23	12/31/23	20.85	(0.04)	4.20	4.16	—	—	—	25.01	2.00	2.04	(1.14)	4	19.95	1
11/01/22	10/31/23	24.56	(0.32)	(2.58)	(2.90)	—	(0.81)	(0.81)	20.85	1.94	1.94	(1.35)	7	(12.08)	1
11/01/21	10/31/22	38.19	(0.35)	(7.43)	(7.78)	—	(5.85)	(5.85)	24.56	1.92	1.92	(1.28)	17	(23.11)	2
11/01/20	10/31/21	28.82	(0.56)	12.77	12.21	—	(2.84)	(2.84)	38.19	1.91	1.91	(1.52)	28	43.53	3
11/01/19	10/31/20	27.78	(0.35)	2.49	2.14	—	(1.10)	(1.10)	28.82	1.95	1.95	(1.32)	22	7.85	5
Class I*
01/01/24	12/31/24	26.97	(0.10)	5.66	5.56	—	(3.20)	$(3.20)	29.33	0.92	0.90	(0.33)	27	20.61	235
11/01/23	12/31/23	22.44	(0.00)	4.53	4.53	—	—	—	26.97	0.95	1.05	(0.09)	4	20.19	237
11/01/22	10/31/23	26.12	(0.09)	(2.78)	(2.87)	—	(0.81)	(0.81)	22.44	0.95	0.96	(0.36)	7	(11.22)	203
11/01/21	10/31/22	39.88	(0.09)	(7.81)	(7.90)	(0.01)	(5.85)	(5.86)	26.12	0.94	0.94	(0.31)	17	(22.33)	252
11/01/20	10/31/21	29.72	(0.21)	13.22	13.01	(0.01)	(2.84)	(2.85)	39.88	0.90	0.90	(0.55)	28	45.02	362
11/01/19	10/31/20	28.34	(0.09)	2.57	2.48	—	(1.10)	(1.10)	29.72	0.95	0.95	(0.34)	22	8.93	268
Class R-6*
01/01/24	12/31/24	27.17	(0.08)	5.71	5.63	—	(3.23)	(3.23)	29.57	0.85	0.80	(0.28)	27	20.70	3
11/01/23	12/31/23	22.60	0.00	4.57	4.57	—	—	—	27.17	0.85	0.95	0.01	4	20.22	9
11/01/22	10/31/23	26.28	(0.07)	(2.80)	(2.87)	—	(0.81)	(0.81)	22.60	0.85	0.86	(0.26)	7	(11.15)	7
11/01/21	10/31/22	40.06	(0.06)	(7.85)	(7.91)	(0.02)	(5.85)	(5.87)	26.28	0.84	0.84	(0.21)	17	(22.26)	8
11/01/20	10/31/21	29.82	(0.17)	13.27	13.10	(0.02)	(2.84)	(2.86)	40.06	0.81	0.81	(0.45)	28	45.16	12
11/01/19	10/31/20	28.41	(0.08)	2.59	2.51	—	(1.10)	(1.10)	29.82	0.85	0.85	(0.30)	22	9.02	9
Carillon Chartwell Real Income Fund
Class A*
04/26/24	12/31/24	12.76	0.29	0.52	0.81	(0.37)	—	(0.37)	13.20	0.92	0.92	3.22	98	6.42	0
Class C*
04/26/24	12/31/24	12.76	0.26	0.48	0.74	(0.30)	—	(0.30)	13.20	1.68	1.68	2.87	98	5.85	0
Class I*
01/01/24	12/31/24	12.80	0.52	0.38	0.90	(0.51)	—	(0.51)	13.19	0.64	0.75	3.96	98	7.20	249
01/01/23	12/31/23	12.29	0.42	0.52	0.94	(0.43)	—	(0.43)	12.80	0.64	0.73	3.35	59	7.77	308
01/01/22	12/31/22	14.15	0.38	(1.80)	(1.42)	(0.39)	(0.05)	(0.44)	12.29	0.64	0.69	2.87	40	(10.14)	367
01/01/21	12/31/21	13.53	0.34	0.65	0.99	(0.37)	—	(0.37)	14.15	0.64	0.68	2.41	56	7.35	520
11/01/20	12/31/20	12.72	0.07	0.81	0.88	(0.07)	—	(0.07)	13.53	0.64	0.73	2.93	7	6.93	557
11/01/19	10/31/20	13.26	0.40	(0.52)	(0.12)	(0.42)	—	(0.42)	12.72	0.64	0.67	3.08	63	(0.83)	568
Class R-6*
04/26/24	12/31/24	12.76	0.36	0.48	0.84	(0.40)	—	(0.40)	13.20	0.54	0.67	4.00	98	6.67	0
Carillon Chartwell Short Duration High Yield Fund
Class A*
04/26/24	12/31/24	9.40	0.31	0.11	0.42	(0.34)	—	(0.34)	9.48	0.74	0.74	4.86	41	4.57	0
Class C*
04/26/24	12/31/24	9.40	0.27	0.11	0.38	(0.30)	—	(0.30)	9.48	1.49	1.49	4.11	41	4.04	0
Class I*
01/01/24	12/31/24	9.43	0.48	0.05	0.53	(0.48)	—	(0.48)	9.48	0.49	0.58	5.10	41	5.78	269
01/01/23	12/31/23	9.15	0.42	0.28	0.70	(0.42)	—	(0.42)	9.43	0.49	0.60	4.51	39	7.80	247
01/01/22	12/31/22	9.75	0.29	(0.60)	(0.31)	(0.29)	—	(0.29)	9.15	0.49	0.59	3.09	35	(3.17)	210
01/01/21	12/31/21	9.79	0.27	(0.04)	0.23	(0.27)	—	(0.27)	9.75	0.49	0.58	2.78	54	2.40	217
11/01/20	12/31/20	9.59	0.05	0.20	0.25	(0.05)	—	(0.05)	9.79	0.49	0.66	3.13	9	2.63	164
11/01/19	10/31/20	9.68	0.33	(0.08)	0.25	(0.34)	—	(0.34)	9.59	0.49	0.61	3.55	63	2.62	161
Class R-6*
04/26/24	12/31/24	9.40	0.34	0.11	0.45	(0.37)	—	(0.37)	9.48	0.39	0.50	5.22	41	4.82	0

The accompanying notes are an integral part of these financial statements.

82

Financial Highlights(Continued)

		From investment operations				Dividends & distributions			Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Reams Core Bond Fund
Class A*
01/01/24	12/31/24	$10.88	$0.44	$(0.32)	$0.12	$(0.43)	$—	$(0.43)	10.57	0.75	0.93	4.03	522	1.13	$30
11/01/23	12/31/23	10.07	0.07	0.85	0.92	(0.11)	—	(0.11)	10.88	0.80	1.03	3.85	52	9.15	3
11/01/22	10/31/23	10.41	0.35	(0.36)	(0.01)	(0.33)	—	(0.33)	10.07	0.80	0.97	3.26	530	(0.21)	3
11/01/21	10/31/22	12.66	0.17	(2.24)	(2.07)	(0.18)	—	(0.18)	10.41	0.80	0.95	1.45	429	(16.49)	4
11/01/20	10/31/21	13.14	0.06	(0.22)	(0.16)	(0.07)	(0.25)	(0.32)	12.66	0.80	0.93	0.47	227	(1.27)	4
11/01/19	10/31/20	12.02	0.12	1.40	1.52	(0.16)	(0.24)	(0.40)	13.14	0.80	1.03	0.93	549	12.94	4
Class C*
01/01/24	12/31/24	10.83	0.34	(0.29)	0.05	(0.35)	—	(0.35)	10.53	1.51	1.62	3.22	522	0.45	2
11/01/23	12/31/23	10.03	0.05	0.84	0.89	(0.09)	—	(0.09)	10.83	1.55	1.75	3.10	52	8.88	4
11/01/22	10/31/23	10.36	0.27	(0.35)	(0.08)	(0.25)	—	(0.25)	10.03	1.55	1.70	2.52	530	(0.87)	3
11/01/21	10/31/22	12.60	0.07	(2.22)	(2.15)	(0.09)	—	(0.09)	10.36	1.55	1.70	0.57	429	(17.11)	5
11/01/20	10/31/21	13.11	(0.04)	(0.21)	(0.25)	(0.01)	(0.25)	(0.26)	12.60	1.55	1.67	(0.27)	227	(2.01)	13
11/01/19	10/31/20	12.01	(0.02)	1.44	1.42	(0.08)	(0.24)	(0.32)	13.11	1.55	1.72	(0.14)	549	12.09	11
Class I*
01/01/24	12/31/24	10.89	0.46	(0.31)	0.15	(0.46)	—	(0.46)	10.58	0.44	0.63	4.29	522	1.45	429
11/01/23	12/31/23	10.09	0.08	0.84	0.92	(0.12)	—	(0.12)	10.89	0.40	0.76	4.25	52	9.14	432
11/01/22	10/31/23	10.43	0.41	(0.37)	0.04	(0.38)	—	(0.38)	10.09	0.40	0.72	3.76	530	0.19	414
11/01/21	10/31/22	12.67	0.21	(2.22)	(2.01)	(0.23)	—	(0.23)	10.43	0.40	0.72	1.82	429	(16.06)	308
11/01/20	10/31/21	13.16	0.11	(0.23)	(0.12)	(0.12)	(0.25)	(0.37)	12.67	0.40	0.70	0.88	227	(0.95)	447
11/01/19	10/31/20	12.04	0.15	1.41	1.56	(0.20)	(0.24)	(0.44)	13.16	0.40	0.76	1.19	549	13.35	552
Class R-6*
01/01/24	12/31/24	10.90	0.47	(0.30)	0.17	(0.47)	—	(0.47)	10.60	0.36	0.54	4.37	522	1.62	17
11/01/23	12/31/23	10.10	0.08	0.84	0.92	(0.12)	—	(0.12)	10.90	0.40	0.66	4.25	52	9.13	16
11/01/22	10/31/23	10.44	0.41	(0.37)	0.04	(0.38)	—	(0.38)	10.10	0.40	0.63	3.83	530	0.19	15
11/01/21	10/31/22	12.68	0.25	(2.26)	(2.01)	(0.23)	—	(0.23)	10.44	0.40	0.62	2.16	429	(16.03)	4
11/01/20	10/31/21	13.16	0.11	(0.22)	(0.11)	(0.12)	(0.25)	(0.37)	12.68	0.40	0.59	0.87	227	(0.88)	1
11/01/19	10/31/20	12.04	0.12	1.44	1.56	(0.20)	(0.24)	(0.44)	13.16	0.40	0.72	0.92	549	13.35	1
Carillon Reams Core Plus Bond Fund
Class A*
01/01/24	12/31/24	29.96	1.23	(0.93)	0.30	(1.27)	—	(1.27)	28.99	0.80	0.94	4.13	502	1.02	22
11/01/23	12/31/23	27.66	0.19	2.42	2.61	(0.31)	—	(0.31)	29.96	0.80	0.91	3.94	49	9.46	5
11/01/22	10/31/23	28.81	1.04	(0.84)	0.20	(1.35)	—	(1.35)	27.66	0.80	0.90	3.50	532	0.51	4
11/01/21	10/31/22	34.45	0.53	(5.67)	(5.14)	(0.50)	—	(0.50)	28.81	0.80	0.90	1.63	413	(15.06)	3
11/01/20	10/31/21	36.57	0.23	(0.60)	(0.37)	(0.38)	(1.37)	(1.75)	34.45	0.80	0.90	0.65	220	(1.12)	7
11/01/19	10/31/20	33.43	0.40	3.99	4.39	(0.64)	(0.61)	(1.25)	36.57	0.80	0.90	1.09	559	13.56	6
Class C*
01/01/24	12/31/24	29.74	0.98	(0.89)	0.09	(1.07)	—	(1.07)	28.76	1.55	1.65	3.34	502	0.29	4
11/01/23	12/31/23	27.44	0.15	2.40	2.55	(0.25)	—	(0.25)	29.74	1.55	1.66	3.19	49	9.33	4
11/01/22	10/31/23	28.59	0.80	(0.81)	(0.01)	(1.14)	—	(1.14)	27.44	1.55	1.65	2.71	532	(0.24)	4
11/01/21	10/31/22	34.35	0.31	(5.66)	(5.35)	(0.41)	—	(0.41)	28.59	1.55	1.67	0.96	413	(15.69)	4
11/01/20	10/31/21	36.55	(0.04)	(0.60)	(0.64)	(0.19)	(1.37)	(1.56)	34.35	1.55	1.67	(0.11)	220	(1.87)	6
11/01/19	10/31/20	33.38	0.11	4.06	4.17	(0.39)	(0.61)	(1.00)	36.55	1.55	1.66	0.30	559	12.84	5
Class I*
01/01/24	12/31/24	30.07	1.31	(0.91)	0.40	(1.37)	—	(1.37)	29.10	0.48	0.65	4.41	502	1.34	1,433
11/01/23	12/31/23	27.76	0.21	2.43	2.64	(0.33)	—	(0.33)	30.07	0.40	0.66	4.34	49	9.57	1,502
11/01/22	10/31/23	28.91	1.16	(0.84)	0.32	(1.47)	—	(1.47)	27.76	0.40	0.64	3.90	532	0.91	1,346
11/01/21	10/31/22	34.54	0.70	(5.74)	(5.04)	(0.59)	—	(0.59)	28.91	0.40	0.65	2.17	413	(14.74)	980
11/01/20	10/31/21	36.64	0.37	(0.59)	(0.22)	(0.51)	(1.37)	(1.88)	34.54	0.40	0.65	1.04	220	(0.71)	1,142
11/01/19	10/31/20	33.45	0.60	3.96	4.56	(0.76)	(0.61)	(1.37)	36.64	0.40	0.65	1.72	559	14.11	1,132
Class R-6*
01/01/24	12/31/24	30.07	1.37	(0.94)	0.43	(1.39)	—	(1.39)	29.11	0.40	0.55	4.56	502	1.46	314
11/01/23	12/31/23	27.77	0.21	2.42	2.63	(0.33)	—	(0.33)	30.07	0.40	0.57	4.34	49	9.53	52
11/01/22	10/31/23	28.92	1.28	(0.96)	0.32	(1.47)	—	(1.47)	27.77	0.40	0.57	4.30	532	0.90	47
11/01/21	10/31/22	34.54	0.77	(5.80)	(5.03)	(0.59)	—	(0.59)	28.92	0.40	0.56	2.42	413	(14.71)	5
11/01/20	10/31/21	36.65	0.37	(0.60)	(0.23)	(0.51)	(1.37)	(1.88)	34.54	0.40	0.56	1.06	220	(0.74)	4
11/01/19	10/31/20	33.45	0.59	3.98	4.57	(0.76)	(0.61)	(1.37)	36.65	0.40	0.93	1.63	559	14.14	0

The accompanying notes are an integral part of these financial statements.

83

Financial Highlights(Continued)

		From investment operations				Dividends & distributions			Ratios to average net asset (%)
Fiscal period		Beginning net asset value	Income (loss)	Realized & unrealized gain (loss)	Total	From investment income	From realized gains	Total	Ending net asset value	With expenses waived/ recovered(a)	Without expenses waived/ recovered(a)	Net income (loss)(a)	Portfolio turnover rate (%)(b)	Total return (%)(b)(c)	Ending net assets (millions)
Beginning	Ending
Carillon Reams Unconstrained Bond Fund
Class A*
01/01/24	12/31/24	$12.23	$0.48	$(0.01)	$0.47	$(0.56)	$—	$(0.56)	12.14	0.90	1.06	3.90	566	3.92	$33
11/01/23	12/31/23	11.53	0.08	0.74	0.82	(0.12)	—	(0.12)	12.23	0.80	1.10	3.76	49	7.15	6
11/01/22	10/31/23	11.53	0.42	0.12	0.54	(0.54)	—	(0.54)	11.53	0.80	1.09	3.54	458	4.61	6
11/01/21	10/31/22	12.79	0.20	(1.20)	(1.00)	(0.13)	(0.13)	(0.26)	11.53	0.80	1.08	1.67	273	(7.90)	5
11/01/20	10/31/21	12.81	0.06	0.17	0.23	(0.25)	—	(0.25)	12.79	0.80	1.08	0.46	80	1.78	5
11/01/19	10/31/20	12.13	0.19	0.76	0.95	(0.27)	—	(0.27)	12.81	0.80	1.09	1.56	435	7.97	1
Class C*
01/01/24	12/31/24	12.12	0.38	—(d)	0.38	(0.48)	—	(0.48)	12.02	1.64	1.76	3.13	566	3.14	2
11/01/23	12/31/23	11.42	0.06	0.74	0.80	(0.10)	—	(0.10)	12.12	1.55	1.86	3.00	49	7.02	1
11/01/22	10/31/23	11.44	0.32	0.11	0.43	(0.45)	—	(0.45)	11.42	1.55	1.85	2.72	458	3.70	1
11/01/21	10/31/22	12.72	0.11	(1.18)	(1.07)	(0.08)	(0.13)	(0.21)	11.44	1.55	1.86	0.90	273	(8.53)	2
11/01/20	10/31/21	12.79	(0.02)	0.15	0.13	(0.20)	—	(0.20)	12.72	1.55	1.86	(0.13)	80	1.02	2
11/01/19	10/31/20	12.10	0.10	0.77	0.87	(0.18)	—	(0.18)	12.79	1.55	1.88	0.77	435	7.25	2
Class I*
01/01/24	12/31/24	12.25	0.51	—(d)	0.51	(0.60)	—	(0.60)	12.16	0.58	0.78	4.16	566	4.22	1,324
11/01/23	12/31/23	11.55	0.08	0.75	0.83	(0.13)	—	(0.13)	12.25	0.50	0.87	4.04	49	7.21	1,280
11/01/22	10/31/23	11.56	0.46	0.10	0.56	(0.57)	—	(0.57)	11.55	0.50	0.86	3.86	458	4.82	1,143
11/01/21	10/31/22	12.80	0.24	(1.19)	(0.95)	(0.16)	(0.13)	(0.29)	11.56	0.50	0.85	1.97	273	(7.55)	935
11/01/20	10/31/21	12.81	0.12	0.15	0.27	(0.28)	—	(0.28)	12.80	0.50	0.85	0.92	80	2.08	1,110
11/01/19	10/31/20	12.12	0.23	0.76	0.99	(0.30)	—	(0.30)	12.81	0.50	0.85	1.86	435	8.36	878
Class R-6*
01/01/24	12/31/24	12.25	0.53	(0.01)	0.52	(0.61)	—	(0.61)	12.16	0.49	0.67	4.29	566	4.32	269
11/01/23	12/31/23	11.55	0.08	0.75	0.83	(0.13)	—	(0.13)	12.25	0.40	0.78	4.16	49	7.24	101
11/01/22	10/31/23	11.56	0.47	0.10	0.57	(0.58)	—	(0.58)	11.55	0.40	0.76	3.90	458	4.92	90
11/01/21	10/31/22	12.80	0.26	(1.20)	(0.94)	(0.17)	(0.13)	(0.30)	11.56	0.40	0.76	2.15	273	(7.46)	91
11/01/20	10/31/21	12.81	0.13	0.15	0.28	(0.29)	—	(0.29)	12.80	0.40	0.76	1.01	80	2.17	68
11/01/19	10/31/20	12.12	0.24	0.77	1.01	(0.32)	—	(0.32)	12.81	0.40	0.76	1.97	435	8.47	43

*	Per share amounts have been calculated using the daily average share method. Classes with less than five years presented are showing results from the inception of the share class.
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Total returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(d)	Per share amount is less than $0.005.
The accompanying notes are an integral part of these financial statements.

84

Notes to Financial Statements
December 31, 2024
NOTE 1 – ORGANIZATION AND INVESTMENT OBJECTIVE
Carillon Series Trust (the “Trust” or the “Carillon Family of Funds”) is a Delaware statutory trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust offers shares in separate series (each a “fund” and collectively the “Funds”), each of which is advised by Carillon Tower Advisers, Inc. (“Carillon Tower” or “Manager”). On September 30, 2022, Carillon Tower began also doing business as Raymond James Investment Management. This did not involve any change in Carillon Tower’s structure, ownership, or control. The Trust offers shares in the following series:
•	Carillon Chartwell Mid Cap Value Fund (“Mid Cap Value Fund”) seeks long-term capital appreciation,
•	Carillon Chartwell Small Cap Growth Fund (“Chartwell Small Cap Growth Fund”) seeks long- term capital appreciation,
•	Carillon Chartwell Small Cap Value Fund (“Small Cap Value Fund”) seeks long-term capital appreciation,
•	Carillon ClariVest Capital Appreciation Fund (“Capital Appreciation Fund”) seeks long-term capital appreciation,
•	Carillon ClariVest International Stock Fund (“International Stock Fund”) seeks capital appreciation,
•	Carillon Eagle Growth & Income Fund (“Growth & Income Fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income,
•	Carillon Eagle Mid Cap Growth Fund (“Mid Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Eagle Small Cap Growth Fund (“Eagle Small Cap Growth Fund”) seeks long-term capital appreciation,
•	Carillon Scout Mid Cap Fund (“Mid Cap Fund”) seeks long-term growth of capital,
•	Carillon Scout Small Cap Fund (“Small Cap Fund”) seeks long-term growth of capital,
•	Carillon Chartwell Real Income Fund (“Real Income Fund”) primarily seeks current income and, secondarily, seeks to preserve inflation adjusted capital,
•	Carillon Chartwell Short Duration High Yield Fund (“Short Duration High Yield Fund”) seeks income and long-term capital appreciation,
•	Carillon Reams Core Bond Fund (“Core Bond Fund”) seeks a high level of total return consistent with the preservation of capital,
•	Carillon Reams Core Plus Bond Fund (“Core Plus Bond Fund”) seeks a high level of total return consistent with the preservation of capital, and
•	Carillon Reams Unconstrained Bond Fund (“Unconstrained Bond Fund”) seeks to maximize total return consistent with the preservation of capital.
Class Offerings. As of December 31, 2024, each fund was authorized and offered Class A, Class C, Class I, and Class R-6 shares to qualified buyers.
•
For all funds except the Real Income Fund, Short Duration High Yield Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, Class A shares are sold at a maximum front-end sales charge of 4.75%. For the Real Income Fund, Short Duration High Yield Fund, Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund, Class A shares are sold

85

Notes to Financial Statements
December 31, 2024(Continued)
at a maximum front-end sales charge of 3.75%. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% of the lower of net asset value (“NAV”) or purchase price if redeemed within 18 months of purchase.
•
Class C shares are sold subject to a CDSC of 1.00% of the lower of NAV or purchase price if redeemed less than one year after purchase. Class C shares automatically convert to Class A shares for all purchases that have surpassed their 8-year anniversary date.

•	Class I shares are sold without a front-end sales charge or a CDSC.
•	Prior to April 26, 2024, Class I in the Mid Cap Value Fund, Chartwell Small Cap Growth Fund, Small Cap Value Fund, Real Income Fund, and Short Duration High Yield Fund was known as Class Chartwell.
•
On March 1, 2024, Capital Appreciation Fund, International Stock Fund, Growth & Income Fund, Mid Cap Growth Fund, Eagle Small Cap Growth Fund, Mid Cap Fund, Small Cap Fund, Core Bond Fund, Core Plus Bond Fund ,and Unconstrained Bond Fund Class R-3 and Class R-5 shares were merged into Class I shares of the same fund and Class Y shares were merged into Class A shares of the same fund. Class R-3, Class R-5 and Class Y shares are no longer available for purchase.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. GAAP.
Use of Estimates. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.
Valuation of Securities. The price of each fund’s shares is based on the NAV per share of each class of a fund. Each fund normally determines the NAV of its shares each business day as of the scheduled close of regular trading on the New York Stock Exchange (NYSE) and the Nasdaq (typically 4:00 p.m. ET). A fund will not treat an intraday unscheduled disruption in trading on either the NYSE or Nasdaq as a closure of that particular market, and will price its shares as of the normally scheduled close of the NYSE and Nasdaq if the disruption directly affects only one of those markets. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Funds are not required to recalculate their NAV.
Generally, the Funds value portfolio securities for which market quotations are readily available at market value; however, a fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the fund’s determination of the NAV.
A market quotation may be considered unreliable or unavailable for various reasons, such as:
•	The quotation may be stale;
•	The security is not actively traded;
•	Trading on the security halted before the close of the trading market;
•	The security is newly issued;
•	Issuer-specific or vendor specific events occurred after the security halted trading; or
•	Due to the passage of time between the close of the market on which the security trades and the close of the NYSE and the Nasdaq.

86

Notes to Financial Statements
December 31, 2024(Continued)
 Issuer-specific events that may cause the last market quotation to be unreliable include:
•	A merger or insolvency;
•	Events which affect a geographical area or an industry segment, such as political events or natural disasters; or
•	Market events, such as a significant movement in the U.S. markets.
For most securities, both the latest transaction prices and adjustments are furnished by independent pricing services, subject to oversight by the Trust’s Board of Trustees (“Board”). In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board approved the Adviser as the fund’s valuation designee to be responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”). The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value determined in good faith.
There can be no assurance, however, that a fair value price used by a fund on any given day will more accurately reflect the market value of a security than a market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading a fund’s shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:
•
Domestic exchange-traded equity securities. Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

•
Foreign equity securities. If market quotations are available and reliable for foreign exchange- traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE and the Nasdaq, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Valuation Committee, using the Procedures, may fair value a security if certain events occur between the time the trading of a particular security ends in a foreign market and a fund’s NAV calculation. The Valuation Committee, using the Procedures, may also fair value a particular security if the events are significant and make the closing price unavailable or unreliable. If an issuer-specific event has occurred that Carillon Tower determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Carillon Tower also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by an independent pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Funds. Because the NAV of a fund’s shares is determined only on business days of the fund, the value of the portfolio securities of a fund that invests in foreign securities may change on days when shareholders would not be able to purchase or redeem shares of the fund.

•
Fixed income securities. Government bonds, corporate bonds, asset-backed bonds, municipal bonds, medium-term notes, short-term securities (investments that have a maturity date of 60 days or less), and convertible securities, including high yield or junk bonds, normally are valued on the basis of evaluated prices provided by independent pricing services. Evaluated prices provided by the independent pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors and appropriate methodologies that have been considered by the Board such as institution-size trading in similar groups of securities,

87

Notes to Financial Statements
December 31, 2024(Continued)
developments related to special securities, dividend rate, maturity and other market data. If the evaluated prices provided by the independent pricing service and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.
•
Futures and options. Futures and options are valued on the basis of market quotations, if available and reliable. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the year ended December 31, 2024, only the Core Plus Bond Fund and Unconstrained Bond Fund held futures. Only the Unconstrained Bond Fund held options during the year ended December 31, 2024.

•
Swaps. Swaps are valued with prices provided by independent pricing services. If prices provided by independent pricing services are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the year ended December 31, 2024, only the Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund held swaps.

•
Forward contracts. Forward contracts are valued daily at current forward rates provided by an independent pricing service. If prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures. During the year ended December 31, 2024, only the Core Plus Bond Fund and Unconstrained Bond Fund held forwards.

•
Investment companies and exchange-traded funds (ETFs). Investments in other open-end investment companies are valued at their reported NAV. The prospectuses for these companies explain the circumstances under which these companies will use fair value pricing and the effect of the fair value pricing. In addition, investments in closed-end funds and ETFs are valued on the basis of market quotations, if available and reliable. If the prices provided by independent pricing services and independent quoted prices are unavailable or unreliable, the Valuation Committee will fair value the security using the Procedures.

Fair Value Measurements. Each fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1 –
Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2 –
Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3 –
Valuations based on inputs that are unobservable and significant to the fair value measurement and may include the Valuation Committee’s own assumptions on determining fair value of investments.
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. A fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

88

Notes to Financial Statements
December 31, 2024(Continued)
The following is a summary of the inputs used to value each fund’s investments as of December 31,2024:
Mid Cap Value Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$23,087,791	$—	$—
Total investment portfolio	$23,087,791	$—	$—

Chartwell Small Cap Growth Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$30,330,583	$—	$—
Short-term investments	224,378	—	—
Total investment portfolio	$30,554,961	$—	$—

Small Cap Value Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$76,218,665	$—	$—
Total investment portfolio	$76,218,665	$—	$—

Capital Appreciation Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$481,747,428	$—	$—
Total investment portfolio	$481,747,428	$—	$—

International Stock Fund

	Level 1	Level 2	Level 3
Common stocks(a):
Australia	$—	$12,663,070	$—
Brazil	—	2,341,116	—
Canada	45,730,590	—	—
China	—	29,309,526	—
Denmark	—	8,835,113	—
France	—	31,311,359	—
Germany	—	22,644,682	—
Hong Kong	—	4,681,578	—
India	3,424,946	—	—
Ireland	2,182,275	912,028	—
Israel	6,984,961	3,392,226	—
Italy	—	15,894,596	—
Japan	—	88,397,204	—
Mexico	1,249,824	—	—
Netherlands	—	12,698,046	—
Singapore	—	20,638,573	—
South Korea	—	16,896,879	—
Spain	—	9,260,362	—
Sweden	—	968,444	—

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International Stock Fund — (Continued)

	Level 1	Level 2	Level 3
Switzerland	$—	$19,401,461	$—
Taiwan	18,557,543	29,410,732	—
Turkey	—	1,341,996	—
United Kingdom	2,030,549	63,460,652	—
Exchange traded funds	22,972,601	—	—
Preferred stocks	—	6,774,212	—
Total investment portfolio	$103,133,289	$401,233,855	$—

Growth & Income Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$542,681,898	$—	$—
Total investment portfolio	$542,681,898	$—	$—

Mid Cap Growth Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$6,235,250,830	$—	$—
Short-term investments	4,502,560	—	—
Total investment portfolio	$6,239,753,390	$—	$—

Eagle Small Cap Growth Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$463,559,069	$—	$—
Total investment portfolio	$463,559,069	$—	$—

Mid Cap Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$3,059,769,083	$—	$—
Short-term investments	31,967,340	—	—
Total investment portfolio	$3,091,736,423	$—	$—

Small Cap Fund

	Level 1	Level 2	Level 3
Common stocks(a)	$252,395,987	$—	$—
Total investment portfolio	$252,395,987	$—	$—

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Notes to Financial Statements
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Real Income Fund

	Level 1	Level 2	Level 3
U.S. Treasury securities	$—	$160,715,495	$—
Common stocks(a)	34,326,862	—	—
Commercial mortgage-backed securities	—	19,778,899	—
Corporate bonds(a)	—	9,483,880	—
Exchange traded funds	8,723,960	—	—
Asset-backed securities	—	5,162,754	—
Agency mortgage-backed securities	—	4,514,257	—
Convertible bonds	—	2,027,000	—
Preferred stocks	566,260	—	—
Short-term investments	3,928,000	—	—
Total investment portfolio	$47,545,082	$201,682,285	$—

Short Duration High Yield Fund

	Level 1	Level 2	Level 3
Corporate bonds(a)	$—	$259,440,197	$—
Total investment portfolio	$—	$259,440,197	$—

Core Bond Fund

	Level 1	Level 2	Level 3
Agency mortgage-backed securities	$—	$177,591,994	$—
Corporate bonds(a)	—	124,252,188	—
Asset-backed securities	—	90,500,903	—
U.S. Treasury securities	—	87,461,650	—
Commercial mortgage-backed securities	—	69,702,429	—
Short-term investments	—	86,411,912	—
Total investment portfolio	$—	$635,921,076	$—

Core Plus Bond Fund

	Level 1	Level 2	Level 3
Agency mortgage-backed securities	$—	$675,544,440	$—
U.S. Treasury securities	—	411,211,976	—
Corporate bonds(a)	—	352,754,506	—
Asset-backed securities	—	284,392,116	—
Commercial mortgage-backed securities	—	221,606,094	—
Foreign government debt obligations	—	42,565,982	—
Short-term investments	—	379,071,318	—
Total investment portfolio	$—	$2,367,146,432	$—
Forward contracts(b)	$—	$994,134	$—
Credit default swaps	$—	$1,652,185	$—

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Notes to Financial Statements
December 31, 2024(Continued)
Unconstrained Bond Fund

	Level 1	Level 2	Level 3
Agency mortgage-backed securities	$—	$665,548,260	$—
U.S. Treasury securities	—	318,180,169	—
Asset-backed securities	—	298,414,199	—
Corporate bonds(a)	—	194,233,582	—
Commercial mortgage-backed securities	—	175,547,748	—
Foreign government debt obligations	—	125,781,462	—
Medium-term notes	—	26,915,550	—
Short-term investments	—	382,707,670	—
Total investment portfolio	$—	$2,187,328,640	$—
Futures contracts(b)	$(11,475,610)	$—	$—
Forward contracts(b)	$—	$13,359,638	$—
Inflation and Interest rate swaps(b)	$—	$3,820,808	$—
Credit default swaps	$—	$832,507	$—

(a)	Please see the investment portfolio for details.
(b)	Amounts presented for Futures Contracts, Inflation and Interest Rate Swaps, and Forward Contracts represent total unrealized appreciation (depreciation) as of the date of this report.
At December 31, 2024, the Funds did not hold any Level 3 investments.
Derivatives. The following disclosure provides certain information about the Funds’ derivative and hedging activities. The use of derivatives involves the risk that the fund could lose more than the amount invested in derivatives.
•
Forward currency contracts. Each of the Funds’ policies, except Capital Appreciation, Eagle Small Cap Growth, Core Bond, Mid Cap, and Small Cap, permit the Funds to enter into forward currency contracts (“forward contracts”) for hedging (such as to hedge the impact of adverse changes in the relationships between the US dollar and various foreign currencies), including transaction hedging, anticipatory hedging, cross hedging, proxy hedging, and position hedging, or for any other lawful purpose consistent with their investment objectives including taking active currency exposure. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. Non-deliverable forward currency contracts (“NDF”) are settled with the counterparty in US dollars without the delivery of foreign currency. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was closed. The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. Details of Forward Contracts, if any, at period end are included in the Investment Portfolios under the caption “Forward Contracts.” Refer to Note 6 for additional information.

•
Futures contracts. Each of the Funds’ policies, except Capital Appreciation, International Stock, Eagle Small Cap Growth, Mid Cap, and Small Cap, permit the Funds to enter into futures contracts (“Futures”), including interest rate, bond, U.S. Treasury and fixed income index Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it. When a

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Notes to Financial Statements
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fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the fund or received by the fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Manager and custodian on a daily basis. When Futures are closed out, the fund recognizes a realized gain or loss. The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. Details of futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Futures Contracts.” Refer to Note 6 for additional information.
•
Options. Each of the Funds’ policies, except Capital Appreciation, International Stock, Eagle Small Cap Growth, Mid Cap, and Small Cap, permit the Funds to use options for hedging, substitution or investment purposes, certain options, including options on securities, equity and debt indices, currencies, futures, and swap contracts (a/k/a “swaptions”). However, Growth & Income may only purchase and write call options on securities as discussed below. Certain risks and special characteristics of these strategies are discussed below. The purchase of call options can serve as a long hedge, and the purchase of put options can serve as a short hedge. Writing put or call options can enable a fund to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would expect to suffer a loss. On written call options the maximum loss of capital can be unlimited. The maximum loss of capital on written put options is limited to the notional contract values of those positions. A fund effectively may terminate its right or obligation under an option by entering into a closing transaction. If a fund wished to terminate its obligation to purchase or sell the investment under a put or call option it has written, the fund may purchase a put or call option of the same series (i.e., an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell under a call or put option it has purchased, a fund may write a call or put option of the same series; this is known as a closing sale transaction. Closing transactions essentially permit the fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. Whether a profit or loss is realized from a closing transaction depends on the price movement of the underlying security, index, currency or futures contract and the market value of the option. A fund may purchase and write call and put options on futures contracts that are traded on a U.S. exchange or board of trade. A fund may purchase put options on futures contracts in lieu of, and for the same purpose as, the sale of a futures contract. A fund also may purchase such put options in order to hedge a long position in the underlying futures contract. A fund may purchase call options on futures contracts in lieu of, and for the same purpose as, the actual purchase of the futures contracts. A fund also may purchase call options on futures contracts in anticipation of a market advance when it is not fully invested. While a fund’s use of options on futures contracts for hedging may protect the fund against adverse movements in the general level of interest rates or securities prices, such transactions could also preclude the opportunity to benefit from favorable movement in the level of interest rates or securities prices. There can be no guarantee that a fund’s forecasts about market value, interest rates and other applicable factors will be correct or that there will be a correlation between price movements in the hedging vehicle and in the securities being hedged. Details of options and options on futures contracts, if any, at period end are included in the Investment Portfolios under the caption “Schedule of Options.” Refer to Note 6 for additional information.

•
Swap contracts. The Mid Cap Value, Chartwell Small Cap Growth, Small Cap Value, Real Income, Short Duration High Yield, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into swap agreements to enhance the Funds’ returns, increase liquidity and/or gain exposure to certain instruments, issuers, markets (i.e., the corporate bond

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market), or securities in a relatively efficient way. A fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the fund anticipates purchasing at a later date. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. When a fund enters into a centrally cleared swap, it must deliver to the central counterparty an amount referred to as “initial margin” During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a fund or may be received by the fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the swap agreement. At the conclusion of the term of the swap agreement, if a fund has a loss of less than the margin amount, the excess margin is returned to the fund. If a fund has a gain, the full margin amount and the amount of the gain is paid to the fund. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Daily fluctuations in the value of swaps are recorded in variation margin on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the contracts.
Swaps sold by a fund may involve greater risks than if the fund had invested in the reference obligation directly. Swaps are subject to general market risk, liquidity risk, counterparty credit risk and credit risk of the issuer. Details of swap contracts, if any, at period end are included in the Investment Portfolios under the caption “Swap Contracts.” Refer to Note 6 for additional information.
•
Credit default swap contracts. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a fund. The Funds may enter into credit default swap agreements for investment purposes or to hedge against the risk of default of debt securities held in their portfolio. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional value”), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a fund is a buyer and no credit event occurs, the fund may lose its investment and recover nothing. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional value of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a fund would effectively add leverage to its portfolio because, in addition to its total net assets, the fund would be subject to investment exposure on the notional value of the swap. If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional value of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional value of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional value of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified

94

Notes to Financial Statements
December 31, 2024(Continued)
valuation method, are used to calculate the settlement value. Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.
•
Interest rate swap contracts. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations and is used primarily to manage interest rate risk. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the Secured Overnight Financing Rate (SOFR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather, they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be executed on a registered exchange (centrally cleared interest rate swaps). The Funds may enter into interest rate swaps in which they either pay or receive a fixed interest rate and pay or receive a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the fund upon early termination of the swap.

•
Inflation rate swap contracts. An inflation swap is an agreement between two parties to transfer inflation risk, with one party paying the floating rate based on an inflation index (such as the Consumer Price Index (CPI), and the other party paying a fixed rate, typically based on the notional principal amount of the underlying asset. Inflation swap contracts are used primarily to gain exposure to inflation (inflation risk). Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. Similar to an interest rate swap, the Funds may enter into inflation rate swaps in which they either pay or receive a fixed interest rate and pay or receive a floating interest rate based upon an inflation index, such as the CPI. Barring swap counterparty default, the risk of loss in an inflation rate swap is limited to the net amount of payments that the fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the fund upon early termination of the swap.

•
Total return swap contracts. Total return swaps are two-party contracts that generally obligate one party to pay a set rate (either fixed or based on an index) and the other party to make payments based on the return of a specified reference security, security index or index component during the period of the swap, and are used primarily to gain exposure to

95

Notes to Financial Statements
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the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps normally do not involve the delivery of securities or the underlying assets. If the counterparty to a total return swap defaults, a fund’s risk of loss consists of the net amount of the payments the fund is contractually entitled to receive, if any.
During the year ended December 31, 2024, the average of month-end derivative positions (notional value in U.S. dollars for swap contracts, futures contracts, and forward contracts and market value in U.S. dollars for purchased and written options) were as follows:

	Inflation and Interest Rate Swap Contracts	Credit Default Swap Contracts	Futures Contracts - Long	Futures Contracts - Short	Forward Contracts – USD Received	Forward Contracts – USD Delivered	Purchased options	Written Options
Core Bond Fund	$—	$6,489,231	$—	$—	$—	$—	$—	$—
Core Plus Bond Fund	—	58,258,569	93,664,558	(10,811,409)	33,807,390	42,275,685	—	—
Unconstrained Bond Fund	65,856,782	224,679,062	557,235,874	(110,991,581)	180,205,207	159,111,363	525,661	(394,535)

Foreign Currency Transactions. The books and records of each Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) on foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency exchange contracts and gains and losses between the ex and payment dates on dividends, interest and foreign withholding taxes.
To-Be-Announced Securities. The Mid Cap Value, Chartwell Small Cap Growth, Small Cap Value, Real Income, Short Duration High Yield, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into to-be-announced securities. A to-be-announced mortgage- backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash, or cash equivalents, set aside in an amount equal to the price of the Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security. TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a fund.
Real Estate Investment Trusts (“REIT(s)”). There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager’s estimate of the income included in distributions from the REITs. Distributions received in excess of the estimated amount are recorded as a reduction of the cost of the investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the Funds’ fiscal year- end and may differ from the estimated amounts.

96

Notes to Financial Statements
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Repurchase Agreements. Each Fund, except Capital Appreciation and International Stock, may enter into repurchase agreements whereby a fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred. During the year ended December 31, 2024, none of the Funds held any repurchase agreements.
Revenue Recognition. Investment security transactions are accounted for on a trade date basis.
Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.
Foreign Taxes. The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. The Funds may also be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may or may not be recoverable. The Funds record such taxes and recoveries as applicable, when the related income or capital gains are earned and based upon the current interpretation of tax rules and regulations that exist in the markets in which a fund invests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors.
Expenses. Each Fund is charged for certain expenses which are directly attributable to it and certain other expenses which are allocated proportionately among the Carillon Family of Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees, shareholder servicing fees and administrative fees, are charged directly to that class of shares. Other expenses of each fund are allocated to each class of shares based upon its relative percentage of net assets.
Class Allocations. Each class of shares has equal rights to earnings and assets except that each class may bear different expenses for administration, distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative percentage of net assets.
Distributions. Each Fund, except the Growth & Income Fund, Real Income Fund, Short Duration High Yield Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund, distributes net investment income annually. Distributions of net investment income are made quarterly from the Growth & Income Fund and monthly from the Real Income Fund, Short Duration High Yield Fund, Core Bond Fund, Core Plus Bond Fund and Unconstrained Bond Fund. Net realized gains from investment transactions during any particular fiscal year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each applicable fund, will be distributed to shareholders annually in the following fiscal year. If a fund is involved in a reorganization wherein it acquires the net assets of another fund, or has its net assets acquired by another fund, a separate and additional distribution of net investment income and/or net realized gains may be made prior to such reorganization. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

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Distributions made to shareholders from earnings were as follows:

Distributions from Earnings		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6	Class Y
Mid Cap Value Fund	1/1/24 to 12/31/24	$1,218	$1,199	$2,823,805	N/A	N/A	$1,291	N/A
	1/1/23 to 12/31/23	N/A	N/A	761,157	N/A	N/A	N/A	N/A
Chartwell Small Cap Growth Fund	1/1/24 to 12/31/24	1,952	653	1,887,293	N/A	N/A	745	N/A
	1/1/23 to 12/31/23	N/A	N/A	—	N/A	N/A	N/A	N/A
Small Cap Value Fund	1/1/24 to 12/31/24	3,176	3,212	25,648,337	N/A	N/A	97,473	N/A
	1/1/23 to 12/31/23	N/A	N/A	4,936,057	N/A	N/A	N/A	N/A
Capital Appreciation Fund	1/1/24 to 12/31/24	25,425,382	1,034,913	28,898,641	—	—	25,006	—
	11/1/23 to 12/31/23	19,293,700	806,747	22,750,597	29,868	128,300	25,886	2,935
	11/1/22 to 10/31/23	25,413,471	2,263,619	30,230,150	48,168	138,839	4,581	3,304
International Stock Fund	1/1/24 to 12/31/24	742,934	33,287	18,200,773	—	—	376,078	—
	11/1/23 to 12/31/23	116,492	23,343	9,780,996	348,648	1,321	268,675	893
	11/1/22 to 10/31/23	57,300	9,518	2,856,159	94,662	381	11,379	312
Growth & Income Fund	1/1/24 to 12/31/24	30,824,034	4,480,393	48,650,505	—	—	1,399,152	—
	11/1/23 to 12/31/23	22,182,266	4,321,751	39,115,449	143,306	309,555	1,029,905	14,008
	11/1/22 to 10/31/23	15,101,681	3,555,533	38,050,282	111,845	306,672	668,899	9,590
Mid Cap Growth Fund	1/1/24 to 12/31/24	67,578,964	6,435,803	240,940,660	—	—	408,882,885	—
	11/1/23 to 12/31/23	65,825,820	7,435,941	140,755,023	4,287,892	92,075,062	376,654,688	196,390
	11/1/22 to 10/31/23	8,028,069	1,533,972	16,706,977	487,980	9,408,076	40,840,620	34,641
Eagle Small Cap Growth Fund	1/1/24 to 12/31/24	25,578,026	1,467,276	35,740,910	—	—	24,140,579	—
	11/1/23 to 12/31/23	12,762,248	933,389	18,122,297	1,434,659	1,550,153	16,619,101	1,133
	11/1/22 to 10/31/23	51,325,446	11,089,494	85,850,918	10,334,108	6,272,925	73,504,323	7,982
Mid Cap Fund	1/1/24 to 12/31/24	4,735,531	2,514,774	361,957,540	—	—	57,422,089	—
	11/1/23 to 12/31/23	10,386	—	4,917,630	—	5,522	1,118,135	1,046
	11/1/22 to 10/31/23	930,699	710,710	135,175,573	119,758	177,565	13,447,214	107,576
Small Cap Fund	1/1/24 to 12/31/24	1,456,250	108,091	23,615,145	—	—	289,007	—
	11/1/23 to 12/31/23	—	—	—	—	—	—	—
	11/1/22 to 10/31/23	427,814	54,819	7,649,474	3,079	624	244,353	3,172
Real Income Fund	1/1/24 to 12/31/24	545	237	10,844,171	N/A	N/A	318	N/A
	1/1/23 to 12/31/23	N/A	N/A	11,632,047	N/A	N/A	N/A	N/A
Short Duration High Yield Fund	1/1/24 to 12/31/24	364	319	12,956,716	N/A	N/A	397	N/A
	1/1/23 to 12/31/23	N/A	N/A	10,445,245	N/A	N/A	N/A	N/A
Core Bond Fund	1/1/24 to 12/31/24	1,454,060	90,083	18,343,328	2,235	3,483	703,303	300,272
	11/1/23 to 12/31/23	28,819	29,514	4,713,105	3,654	6,374	172,804	532,889
	11/1/22 to 10/31/23	112,170	99,660	12,378,867	8,721	4,076	394,969	1,847,750
Core Plus Bond Fund	1/1/24 to 12/31/24	976,915	159,382	67,040,287	1,392	446	8,431,739	217,737
	11/1/23 to 12/31/23	46,753	38,699	16,558,062	1,924	657	565,645	359,648
	11/1/22 to 10/31/23	170,449	168,091	60,314,305	7,412	2,336	814,800	1,401,453
Unconstrained Bond Fund	1/1/24 to 12/31/24	1,560,842	71,623	62,697,608	100	9,023	10,399,707	337,544
	11/1/23 to 12/31/23	57,558	11,041	13,089,919	109	10,096	1,079,233	457,714
	11/1/22 to 10/31/23	232,399	53,839	51,953,400	470	35,697	4,519,237	3,776,846

Other. In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure

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Notes to Financial Statements
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under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the risk of loss to each fund is expected to be remote.
NOTE 3 – PURCHASES AND SALES OF SECURITIES
During the year ended December 31, 2024, purchases and sales of investment securities (excluding short-term obligations) were as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Purchases	$12,337,545	$20,481,386	$39,287,038	$101,960,985	$195,047,038
Sales	14,538,461	12,546,650	113,554,166	160,922,374	99,067,125

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Purchases	$234,004,357	$3,296,924,587	$287,250,675	$2,320,911,695	$70,476,566
Sales	369,845,425	4,304,926,121	486,021,510	3,248,917,868	128,056,003

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Purchases	$66,658,121	$119,617,448	$2,359,622,854	$7,453,427,893	$6,007,790,664
Purchases - U.S. Treasury securities	176,808,327	—	565,837,837	2,132,388,993	2,813,057,499
Sales	194,271,783	97,805,795	2,351,689,204	7,189,476,805	5,601,153,897
Sales - U.S. Treasury securities	79,877,119	—	597,720,757	2,161,496,388	2,912,265,002

NOTE 4 – INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Each Fund has agreed to pay to the Manager an investment advisory and an administrative fee equal to an annualized rate based on a percentage of each Fund’s average daily net assets, computed daily and payable monthly. For advisory services provided by the Manager, the investment advisory rate for each Fund is as follows:

Investment Advisory Fee Rate Schedule	Breakpoint	Investment Advisory Fee
Mid Cap Value Fund	All Assets	0.65%
Chartwell Small Cap Growth Fund	All Assets	0.75%
Small Cap Value Fund	All Assets	0.80%
Capital Appreciation Fund	First $1 billion	0.60%
	Over $1 billion	0.55%
Growth & Income Fund	First $100 million	0.60%
	$100 million to $500 million	0.45%
	Over $500 million	0.40%
Mid Cap Growth Fund, Eagle Small Cap Growth Fund, Small Cap Fund	First $500 million	0.60%
	$500 million to $1 billion	0.55%
	Over $1 billion	0.50%
International Stock Fund	First $1 billion	0.70%
	Over $1 billion	0.60%
Mid Cap Fund	First $1 billion	0.80%
	Over $1 billion	0.70%

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Notes to Financial Statements
December 31, 2024(Continued)

Investment Advisory Fee Rate Schedule	Breakpoint	Investment Advisory Fee
Real Income Fund	First $1.75 billion	0.40%
	$1.75 billion to $3.5 billon	0.38%
	Over $3.5 billon	0.36%
Short Duration High Yield Fund	All Assets	0.30%
Core Bond Fund*	All Assets	0.35%
Core Plus Bond Fund	All Assets	0.40%
Unconstrained Bond Fund*	First $3 billion	0.50%
	Over $3 billion	0.45%

*	Prior to the Board approved change effective March 1, 2024, the investment advisory rate was as follows:

Investment Advisory Fee Rate Schedule	Breakpoint	Investment Advisory Fee
Core Bond Fund	All Assets	0.40%
Unconstrained Bond Fund	First $3 billion	0.60%
	Over $3 billion	0.55%

Subadvisory Fees. The Manager has entered into subadvisory agreements with certain parties (the “subadviser” or “subadvisers”) to provide investment advice, portfolio management services (including the placement of brokerage orders), certain compliance and other services to the Funds. Under these agreements, Carillon Tower pays the subadvisers, each an affiliate of Carillon Tower, annualized rates identical to those disclosed in the investment advisory fee rate schedule. Carillon Tower may receive payments from the subadvisers for certain marketing and related expenses. The subadvisers for the Funds are as follows:
•	ClariVest Asset Management LLC (“ClariVest”) serves as subadviser for the Capital Appreciation Fund and International Stock Fund,
•	Eagle Asset Management, Inc. (“Eagle”) serves as subadviser for the Growth & Income Fund, Mid Cap Growth Fund, and Eagle Small Cap Growth Fund, and
•	Scout Investments, Inc. (“Scout”) serves as subadviser for the Mid Cap Fund, Small Cap Fund, Core Bond Fund, Core Plus Bond Fund, and Unconstrained Bond Fund
•
Chartwell Investment Partners, LLC (“Chartwell”) serves as the subadviser to the Mid Cap Value Fund, Chartwell Small Cap Growth Fund, Small Cap Value Fund, Real Income Fund and Short Duration High Yield Fund

Administrative Fees. For administrative services provided by the Manager, each fund has agreed to pay an administrative rate of 0.10% of the average daily net assets of all share classes.
Distribution and Service Fees. Pursuant to the Class A and Class C Distribution plans and in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended (“Rule 12b-1 Plans”), the Funds are authorized to pay Carillon Fund Distributors, Inc. (“Distributor”), an affiliate of the Manager, a fee based on the average daily net assets for each class of shares, accrued daily and payable monthly. Each Fund of the Carillon Series Trust, except the Capital Appreciation Fund and the Growth & Income Fund, is authorized to pay the Distributor distribution and service fees of up to 0.35% of that fund’s average daily net assets attributable to Class A shares of that fund. The Capital Appreciation Fund and the Growth & Income Fund are authorized to pay the Distributor distribution and service fees of up to 0.50% of those Funds’ average daily net assets attributable to Class A shares of those Funds. Currently, the distribution and service fee is 0.25% for Class A shares of each Fund. Each Fund also is authorized, and currently pays, the Distributor distribution and service fees of 1.00% for Class C shares. The Funds do not incur any distribution expenses related to Class I or Class R-6 shares. However, Carillon Tower or any third party may make payments for the sale and distribution of all share classes, including Class I and Class R-6 shares, from its own resources.

100

Notes to Financial Statements
December 31, 2024(Continued)
Sales Charges. During the year ended December 31, 2024, total front-end sales charges and contingent deferred sales charges (“CDSC”) paid to the Distributor were as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Front-end sales charges - Class A	$327	$850	$325	$38,389	$7,013
CDSC - Class A	—	—	—	—	—
CDSC - Class C	—	—	—	14	8

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Front-end sales charges - Class A	$43,253	$51,244	$18,991	$15,894	$6,776
CDSC - Class A	—	—	—	—	—
CDSC - Class C	22	70	121	—	2

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Front-end sales charges - Class A	$222	$229	$8,184	$5,233	$40,208
CDSC - Class A	—	—	—	—	—
CDSC - Class C	—	—	—	487	—

The Distributor paid commissions to salespersons from these fees and incurred other distribution costs.
Agency Commissions. During the year ended December 31, 2024, total agency brokerage commissions paid and agency brokerage commissions paid directly to Raymond James & Associates, Inc. (“RJA”), an affiliate of the Manager, were as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Total agency brokerage commissions	$18,555	$30,403	$180,763	$23,690	$167,659
Paid to RJA	2,193	—	2,263	—	—

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Total agency brokerage commissions	$114,923	$1,656,544	$385,995	$1,954,770	$82,881
Paid to RJA	3,992	50,412	38,627	—	—

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Total agency brokerage commissions	$169,979	$ —	$ —	$21,946	$315,935
Paid to RJA	20,680	—	—	—	—

Internal Audit Fees. RJA provides internal audit services to the Funds. RJA receives no compensation from the Funds for these services.
Expense Limitations. Carillon Tower has contractually agreed to reduce its fees and/or reimburse expenses to each class of the Funds through April 30, 2025 to the extent that the annual operating expense ratio for each class of shares exceeds the following annualized ratios as a percentage of the average daily net assets of each class of shares.

101

Notes to Financial Statements
December 31, 2024(Continued)

Expense Limitations Rate Schedule*	Class A	Class C	Class I	Class R-6
Mid Cap Value Fund	1.20%	1.95%	0.90%	0.80%
Chartwell Small Cap Growth Fund	1.35%	2.10%	1.05%	0.95%
Small Cap Value Fund	1.35%	2.10%	1.05%	0.95%
Capital Appreciation Fund	1.00%	1.75%	0.70%	0.60%
International Stock Fund	1.25%	2.00%	0.95%	0.85%
Growth & Income Fund	1.25%	2.00%	0.95%	0.85%
Mid Cap Growth Fund	1.20%	1.95%	0.90%	0.80%
Eagle Small Cap Growth Fund	1.25%	2.00%	0.95%	0.85%
Mid Cap Fund	1.25%	2.00%	0.95%	0.85%
Small Cap Fund	1.25%	2.00%	0.95%	0.85%
Real Income Fund	0.94%	1.69%	0.64%	0.54%
Short Duration High Yield Fund	0.79%	1.54%	0.49%	0.39%
Core Bond Fund	0.75%	1.50%	0.45%	0.35%
Core Plus Bond Fund	0.80%	1.55%	0.50%	0.40%
Unconstrained Bond Fund	0.90%	1.65%	0.60%	0.50%

*	Prior to the Board approved changes effective March 1, 2024, the expense limitation rate schedule for the below funds was as follows:

Expense Limitations Rate Schedule	Class A	Class C	Class I	Class R-6
Mid Cap Growth Fund	1.25%	2.00%	0.95%	0.85%
Mid Cap Fund	1.45%	2.20%	1.15%	1.05%
Core Bond Fund	0.80%	1.55%	0.40%	0.40%
Core Plus Bond Fund	0.80%	1.55%	0.40%	0.40%
Unconstrained Bond Fund	0.80%	1.55%	0.50%	0.40%

Fees and expenses waived and/or reimbursed based on the expense rate limitation schedule were as follows:

Expenses Waived and/or Reimbursed 1/1/24 to 12/31/24	Class A	Class C	Class I	Class R-6
Mid Cap Value Fund	$27	$28	$110,957	$39
Chartwell Small Cap Growth Fund	206	90	254,365	102
Small Cap Value Fund	5	5	170,224	92
Capital Appreciation Fund	207,993	6,675	363,974	299
International Stock Fund	—	—	189,186	5,178
Growth & Income Fund	—	—	—	—
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—
Mid Cap Fund	2,102	—	942,892	112,795
Small Cap Fund	—	—	—	—
Real Income Fund	—	—	302,033	10
Short Duration High Yield Fund	—	—	236,654	7
Core Bond Fund	77,580	3,148	811,551	28,759
Core Plus Bond Fund	39,381	4,273	2,355,529	264,571
Unconstrained Bond Fund	82,358	2,260	2,496,426	351,604

A portion or all of a Fund’s fees and expenses waived and/or reimbursed by the Manager in prior fiscal years may be recoverable by Carillon Tower prior to their expiration date. Any previously waived and/or reimbursed fees and expenses are recoverable by Carillon Tower only from the same class of shares and within two years from the Fund’s fiscal year-end during which the fees and expenses were originally waived and/or reimbursed. Previously waived and/or reimbursed fees and expenses are

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Notes to Financial Statements
December 31, 2024(Continued)
recovered by Carillon Tower within the following two fiscal years when fees and expenses in the current fiscal year fall below the lesser of the current expense cap or the expense cap in effect at the time of the waiver and/or reimbursement. Carillon Tower receives payments from ClariVest, Scout, and Chartwell for amounts waived and/or reimbursed under each contractual fee waiver and expense reimbursement agreement and provides to ClariVest, Scout, and Chartwell any recoupment that Carillon Tower receives from the Funds. The following tables show the amounts that Carillon Tower may be allowed to recover by class of shares and the dates that these amounts will expire:

	Class A	Class C	Class I	Class R-6
Recoverable Expenses - 12/31/2026
Mid Cap Value Fund	$27	$28	$110,957	$39
Chartwell Small Cap Growth Fund	206	90	254,365	102
Small Cap Value Fund	5	5	170,224	92
Capital Appreciation Fund	207,993	6,675	363,974	299
International Stock Fund	—	—	189,186	5,178
Growth & Income Fund	—	—	—	—
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—
Mid Cap Fund	2,102	—	942,892	112,795
Small Cap Fund	—	—	—	—
Real Income Fund	—	—	302,033	10
Short Duration High Yield Fund	—	—	236,654	7
Core Bond Fund	77,580	3,148	811,551	28,759
Core Plus Bond Fund	39,381	4,273	2,355,529	264,571
Unconstrained Bond Fund	82,358	2,260	2,496,426	351,604
Recoverable Expenses - 12/31/2025
Mid Cap Value Fund	$—	$—	$210,884	$—
Chartwell Small Cap Growth Fund	—	—	217,173	—
Small Cap Value Fund	—	—	302,842	—
Capital Appreciation Fund	61,968	2,465	88,102	112
International Stock Fund	791	—	94,181	2,412
Growth & Income Fund	—	—	—	—
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—
Mid Cap Fund	—	—	—	—
Small Cap Fund	—	—	—	454
Real Income Fund	—	—	323,500	—
Short Duration High Yield Fund	—	—	245,062	—
Core Bond Fund	23,378	1,190	253,174	6,907
Core Plus Bond Fund	10,592	850	617,895	14,225
Unconstrained Bond Fund	30,661	675	743,338	62,391

The Manager recovered previously waived expenses during the period ended December 31, 2024 as follows:

Recovered Fees Previously Waived	Class A	Class C	Class I	Class R-6
Mid Cap Value Fund	$ —	$ —	$ —	$ —
Chartwell Small Cap Growth Fund	—	—	—	—
Small Cap Value Fund	—	—	—	—
Capital Appreciation Fund	—	—	—	—
International Stock Fund	783	150	—	—

103

Notes to Financial Statements
December 31, 2024(Continued)

Recovered Fees Previously Waived	Class A	Class C	Class I	Class R-6
Growth & Income Fund	$ —	$ —	$ —	$ —
Mid Cap Growth Fund	—	—	—	—
Eagle Small Cap Growth Fund	—	—	—	—
Mid Cap Fund	—	—	—	—
Small Cap Fund	910	78	59,997	1,673
Real Income Fund	—	—	—	—
Short Duration High Yield Fund	—	—	—	—
Core Bond Fund	—	—	—	—
Core Plus Bond Fund	—	—	—	—
Unconstrained Bond Fund	—	—	—	—

Trustees and Officers Compensation. Each Trustee of the Carillon Family of Funds receives an annual retainer along with meeting fees for those Carillon Family of Funds’ regular or special meetings attended in person and 25% of such meeting fees are received for telephonic meetings. All reasonable out-of-pocket expenses are also reimbursed. Except when directly attributable to a fund, Trustees’ fees and expenses are paid equally by each Fund in the Carillon Family of Funds.
Certain officers of the Carillon Family of Funds may also be officers and/or directors of Carillon Tower. Such officers receive no compensation from the Funds.
NOTE 5 – FEDERAL INCOME TAXES AND DISTRIBUTIONS
Each Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. Accordingly, no provision for federal income taxes is required since each of the Funds intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. The Manager has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (tax years ended October 31, 2021 to October 31, 2024, December 31, 2021 to December 31, 2024) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.
Federal income tax regulations differ from GAAP; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and net realized gains for financial reporting purposes. These differences primarily relate to deferral of losses from wash sales and non-REIT return of capital.
For income tax purposes, distributions paid during the fiscal periods indicated were as follows:

		Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Real Income Fund	Short Duration High Yield Fund
Ordinary Income	1/1/24 to 12/31/24	$261,643	$702,365	$1,714,978	$10,845,271	$12,957,796
	1/1/23 to 12/31/23	165,106	—	1,570,977	11,632,047	10,445,245
Long-term capital gain	1/1/24 to 12/31/24	2,565,870	1,188,278	24,037,220	—	—
	1/1/23 to 12/31/23	596,051	—	3,365,080	—	—

		Capital Appreciation Fund	International Stock Fund	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund
Ordinary Income	1/1/24 to 12/31/24	$13,883	$14,887,946	$11,136,584	$—	$2,650,241
	11/1/23 to 12/31/23	4,063	10,540,368	2,158,852	—	—
	11/1/22 to 10/31/23	247,083	3,029,711	13,304,584	—	—
Long-term capital gain	1/1/24 to 12/31/24	55,370,059	4,465,126	74,217,500	723,838,312	84,276,550
	11/1/23 to 12/31/23	43,033,970	—	64,957,388	687,230,816	51,422,980
	11/1/22 to 10/31/23	57,855,049	—	44,499,918	77,040,335	238,385,196

104

Notes to Financial Statements
December 31, 2024(Continued)

		Mid Cap Fund	Small Cap Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Ordinary Income	1/1/24 to 12/31/24	$129,619,688	$—	$20,896,764	$76,827,898	$75,076,447
	11/1/23 to 12/31/23	6,052,719	—	5,487,159	17,571,388	14,705,670
	11/1/22 to 10/31/23	40,779,277	—	14,846,213	62,878,846	60,571,888
Long-term capital gain	1/1/24 to 12/31/24	297,010,246	25,468,493	—	—	—
	11/1/23 to 12/31/23	—	—	—	—	—
	11/1/22 to 10/31/23	109,889,818	8,383,335	—	—	—

Financial reporting records are adjusted for permanent book/tax differences to reflect tax character; these adjustments have no effect on net assets or NAV per share. Financial reporting records are not adjusted for temporary differences. The reclassifications arise from permanent book/tax differences primarily attributable to net operating losses, equalization, non-deductible expenses, foreign currency transactions, return of capital distributions from REITs, return of capital distributions from non-REITs, paydowns on debt securities, sales adjustments due to passive foreign investment companies, and investments in swaps. The reclassifications were as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Paid-in capital	$ —	$ —	$ —	$(1,041,964)	$—
Total distributable earnings (loss)	—	—	—	1,041,964	—

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Paid-in capital	$6,438,564	$73,739,132	$16,720,897	$61,552,749	$ (254,801)
Total distributable earnings (loss)	(6,438,564)	(73,739,132)	(16,720,897)	(61,552,749)	254,801

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Paid-in capital	$38,466	$ —	$ —	$678,512	$251,772
Total distributable earnings (loss)	(38,466)	—	—	(678,512)	(251,772)

At December 31, 2024, capital loss carryforwards and late year loss deferrals are as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Capital loss carryforwards utilized 1/1/24 to 12/31/24	$ —	$1,141,888	$ —	$ —	$13,685,795
Capital loss carryforwards available indefinitely at 12/31/24	—	—	—	—	—
Late year loss deferrals available at 12/31/24	—	—	—	—	—
Post-October capital losses at 12/31/24	—	—	—	—	1,804,698

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Capital loss carryforwards utilized 1/1/24 to 12/31/24	$ —	$ —	$ —	$65,958,326	$2,252,708
Capital loss carryforwards available indefinitely at 12/31/24	—	—	—	—	—

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Notes to Financial Statements
December 31, 2024(Continued)

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Late year loss deferrals available at 12/31/24	$ —	$ —	$ —	$ —	$ —
Post-October capital losses at 12/31/24	—	—	—	—	—

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Capital loss carryforwards utilized 1/1/24 to 12/31/24	$—	$—	$—	$3,592,734	$30,547,081
Capital loss carryforwards available indefinitely at 12/31/24	25,624,093	3,294,320	71,844,506	167,264,878	28,487,738
Late year loss deferrals available at 12/31/24	—	—	—	—	—
Post-October capital losses at 12/31/24	—	—	—	—	—

At December 31, 2024, the components of distributable earnings (losses) on a tax basis were as follows:

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Cost of investments	$18,682,755	$24,654,102	$59,879,779	$173,707,676	$428,551,524
Gross unrealized appreciation	5,382,041	7,981,892	19,748,494	314,154,088	102,837,651
Gross unrealized depreciation	(977,006)	(2,081,033)	(3,409,608)	(6,114,336)	(27,221,687)
Net unrealized appreciation/(depreciation)	4,405,035	5,900,859	16,338,886	308,039,752	75,615,964
Undistributed ordinary income	17,553	56,331	604,612	—	634,943
Undistributed long-term gain	514,043	919,786	2,357,594	11,061,241	—
Total undistributed earnings	531,596	976,117	2,962,206	11,061,241	634,943
Other accumulated gains (losses)	—	—	—	—	(1,804,698)
Total distributable earnings (loss)	$4,936,631	$6,876,976	$19,301,092	$319,100,993	$74,446,209

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Cost of investments	$331,537,392	$4,178,143,695	$341,728,916	$2,380,042,478	$160,390,568
Gross unrealized appreciation	216,545,457	2,248,891,783	142,199,278	803,118,442	107,294,612
Gross unrealized depreciation	(5,400,951)	(187,282,088)	(20,369,125)	(91,424,497)	(15,289,193)
Net unrealized appreciation/(depreciation)	211,144,506	2,061,609,695	121,830,153	711,693,945	92,005,419
Undistributed ordinary income	661,145	—	777,909	18,761,777	—
Undistributed long-term gain	8,283,320	44,084,041	431,455	2,483,516	22,848,361
Total undistributed earnings	8,944,465	44,084,041	1,209,364	21,245,293	22,848,361
Other accumulated gains (losses)	—	—	—	—	—
Total distributable earnings (loss)	$220,088,971	$2,105,693,736	$123,039,517	$732,939,238	$114,853,780

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Notes to Financial Statements
December 31, 2024(Continued)

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Cost of investments	$242,618,542	$259,274,794	$648,559,514	$2,427,143,090	$2,225,194,283
Gross unrealized appreciation	10,280,034	1,723,782	1,910,040	5,961,815	9,282,709
Gross unrealized depreciation	(3,671,209)	(1,558,379)	(14,548,478)	(63,312,154)	(44,431,817)
Net unrealized appreciation/ (depreciation)	6,608,825	165,403	(12,638,438)	(57,350,339)	(35,149,108)
Undistributed ordinary income	41,527	39,595	54,461	3,037,097	9,854,721
Undistributed long-term gain	—	—	—	—	—
Total undistributed earnings	41,527	39,595	54,461	3,037,097	9,854,721
Other accumulated gains (losses)	(25,616,650)	(3,294,320)	(71,844,506)	(167,264,878)	(24,893,720)
Total distributable earnings (loss)	$(18,966,298)	$(3,089,322)	$(84,428,483)	$(221,578,120)	$(50,188,107)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) was attributable primarily to the tax deferral of losses from wash sales and differences in the accounting treatment for non-REIT returns of capital, investments in passive foreign investment companies and swaps.
NOTE 6 – OTHER DERIVATIVE INFORMATION
At December 31, 2024, the Funds have invested in derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

	Risk Exposure Category	Statements of Assets and Liabilities Location	Asset Fair Value Amount	Liability Fair Value Amount
Core Plus Bond Fund	Credit	Open credit default swap contracts, at value*	$1,652,185	N/A
	Currency	Unrealized appreciation - open forward contracts	2,646,371	N/A
	Currency	Unrealized depreciation - open forward contracts	N/A	$1,652,237
	Total		$4,298,556	$1,652,237
Unconstrained Bond Fund	Credit	Open credit default swap contracts, at value*	$832,507	N/A
	Inflation, interest rate & currency	Unrealized appreciation - open inflation and interest rate swap contracts*	3,978,011	N/A
	Inflation, interest rate & currency	Unrealized depreciation - open inflation and interest rate swap contracts*	N/A	$157,203
	Interest rate	Unrealized appreciation - open futures contracts^	1,317,826	N/A
	Interest rate	Unrealized depreciation - open futures contracts^	N/A	12,793,436
	Currency	Unrealized appreciation - open forward contracts	16,815,356	N/A
	Currency	Unrealized depreciation - open forward contracts	N/A	3,455,718
	Total		$22,943,700	$16,406,357

*	Included in Deposit at broker - open swap contracts.
^	Included in Deposit at broker - open futures contracts.

107

Notes to Financial Statements
December 31, 2024(Continued)
Financial Accounting Standards Board Accounting Update 2011-11, Disclosures about Offsetting Assets and Liabilities requires an entity that has financial instruments that are either 1) offset or 2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As of December 31, 2024 the Funds did not hold any financial or derivative instruments that are offset or subject to enforceable master netting agreements (or related arrangements).
For the year ended December 31, 2024, the effect of derivative contracts on the Funds’ Statements of Operations is as follows:

	Risk Exposure Category	Derivative Instrument	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Core Bond Fund	Credit	Swap contracts	$89,186	$—
	Total		$89,186	$—
Core Plus Bond Fund	Credit	Swap contracts	$7,694,991	$(4,259,244)
	Interest rate	Futures contracts	2,111,503	—
	Currency	Forward contracts	6,080,420	(1,825,786)
	Total		$15,886,914	$(6,085,030)
Unconstrained Bond Fund	Credit	Written options	$3,732,305	$—
	Credit	Swap contracts	11,450,393	(7,268,856)
	Inflation, interest rate & currency	Swap contracts	—	2,440,092
	Interest rate	Futures contracts	8,821,144	(9,710,919)
	Currency	Forward contracts	7,034,143	8,967,147
	Total		$31,037,985	$(5,572,536)

Restricted cash consists of cash that has been segregated to cover the Fund’s collateral or margin obligations for derivatives transactions including but not limited to currency forwards, single name credit default swaps and/or TBAs. It is separately reported on the Statement of Assets and Liabilities as Segregated Cash. See derivatives table above for detail of derivatives transactions held as of the end of the reporting period. Refer to note 2 for additional information regarding investments in derivatives and TBAs.
NOTE 7 – SECURITIES LENDING
To earn additional income, each Fund may loan portfolio securities to qualified broker dealers.
The primary objective of securities lending is to supplement a fund’s income through investment of the cash collateral in short-term interest bearing obligations. The collateral for a fund’s loans will be marked-to-market daily so that at all times the collateral exceeds 100% of the value of the loan. A fund may terminate such loans at any time and the market risk applicable to any security loaned remains its risk. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, a fund retains the right to call the loans at any time on reasonable notice, and it may choose to do so in order that the securities may be voted by it if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A fund also may call such loans in order to sell the securities involved. The borrower must add to the collateral whenever the market value of the securities rises above the level of such collateral. While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated

108

Notes to Financial Statements
December 31, 2024(Continued)
amount may be received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend. Securities loans involve some risk.
There is a risk that a borrower may default on its obligations to return loaned securities; however, the Funds’ securities lending agent may indemnify a fund against that risk. A fund could incur a loss if the borrower should fail financially at a time when the value of the loaned securities is greater than the collateral, and a fund could lose rights in the collateral should the borrower fail financially. The securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with a fund’s ability to settle transactions. A fund will also be responsible for the risks associated with the investment of cash collateral. In any case in which the loaned securities are not returned to a fund before an ex-dividend date, the payment in lieu of the dividend that a fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”
Each security on loan as of the date of this report is footnoted on each Fund’s Investment Portfolio, along with the total value of all securities on loan. Cash collateral received for securities on loan has been invested in the First American Government Obligations Fund Class X (the “money market fund”). The money market fund is included in each respective Fund’s Investment Portfolio and is footnoted as having been purchased with cash collateral received for securities on loan. The value of the money market fund is included as an asset on the Statements of Assets and Liabilities as part of “Investments—unaffiliated, at value.” A liability of equal value to the cash collateral received and subsequently invested in the money market fund is included on the Statements of Assets and Liabilities as “Payable for securities lending collateral received.” Income earned from securities lending, net of applicable fees, is shown on the Statement of Operations as income from “Securities lending, net.” Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total “Payable for securities lending collateral received” listed on the Statements of Assets and Liabilities.
NOTE 8 – LINE OF CREDIT
As of December 31, 2024, the Trust has a secured line of credit of up to $350,000,000 with U.S. Bank N.A, secured by a first priority lien on the Trust’s assets. Each Fund, except International Stock Fund, may borrow up to 33.33% of the net market value of such fund’s assets. International Stock Fund may borrow up to 30.00% of the net market value of such fund’s assets. The maximum aggregate borrowing limit is $350,000,000 for all Funds.
Borrowings under this arrangement bear interest at U.S. Bank N.A.’s prime rate minus 1.00%, which as of December 31, 2024 was 6.50% (prime rate of 7.50% minus 1.00%). The following table shows the details of the Funds’ borrowing activity during the year ended December 31, 2024. Funds that are not listed did not utilize the line of credit during the period.

	Maximum Outstanding Balance	Average Daily Balance	Total Interest Incurred	Average Annual Interest Rate
Capital Appreciation Fund	$20,102,000	$100,732	$7,551	7.37%
International Stock Fund	266,000	1,027	78	7.50
Mid Cap Growth Fund	20,458,000	169,175	12,796	7.44
Eagle Small Cap Growth Fund	44,164,000	242,183	18,456	7.50
Mid Cap Fund	69,182,000	1,229,948	93,213	7.45
Small Cap Fund	3,400,000	43,574	3,322	7.50
Unconstrained Bond Fund	3,637,000	9,937	707	7.00

As of December 31, 2024, only the Capital Appreciation Fund had outstanding borrowings of $4,689,000 under the line of credit.

109

Notes to Financial Statements
December 31, 2024(Continued)
NOTE 9 – SEGMENT REPORTING
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, acting in its capacity as the Chief Operating Decision Maker as part of its oversight function, using the information presented in the financial statements and financial highlights.
NOTE 10 – SUBSEQUENT EVENTS
Reorganization: At meetings held on November 14-15, 2024, the Board approved a Plan of Reorganization and Termination pursuant to which the Carillon Scout Small Cap Fund would be reorganized into the Carillon Chartwell Small Cap Growth Fund (the “Reorganization”). The Reorganization will take effect on or about April 25, 2025. In connection with the Reorganization, the Board approved, among other things: (1) the appointment of Chartwell Investment Partners, LLC (“Chartwell”) to replace Scout Investments, Inc. (“Scout”) as the subadviser for the Fund on or about January 18, 2025; (2) a change in the name of the Fund to the “Carillon Chartwell Small Cap Fund”; (3) changes to the Fund’s non-fundamental investment objective and policy with respect to the investment of 80% of its assets (plus the amount of any borrowings for investment purposes); and (4) changes to the Fund’s principal investment strategies and principal risks, each effective January 18, 2025. In addition, the Board simultaneously approved decreases in the investment advisory and subadvisory fee rate for the Carillon Chartwell Small Cap Growth Fund, and the Fee Waiver and/or Expense Reimbursement arrangement in place to match that of the Carillon Scout Small Cap Fund. These changes went into effect in the Carillon Chartwell Small Cap Growth Fund as of January 18, 2025. Carillon Tower proposed the Reorganization, and corresponding Fund changes, to consolidate funds of the Trust that are similar investment products and potentially increase the Trust’s operational efficiency. The Reorganization is expected to be tax-free transactions for federal income tax purposes.
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize, in the financial statements, the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. The Manager has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that materially impacted the amounts or disclosures in the Funds’ financial statements.

110

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of Carillon Series Trust and Shareholders of Carillon Chartwell Mid Cap Value Fund, Carillon Chartwell Small Cap Growth Fund, Carillon Chartwell Small Cap Value Fund, Carillon ClariVest Capital Appreciation Fund, Carillon ClariVest International Stock Fund, Carillon Eagle Growth & Income Fund, Carillon Eagle Mid Cap Growth Fund, Carillon Eagle Small Cap Growth Fund, Carillon Scout Mid Cap Fund, Carillon Scout Small Cap Fund, Carillon Chartwell Real Income Fund, Carillon Chartwell Short Duration High Yield Fund, Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund and Carillon Reams Unconstrained Bond Fund.
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (constituting Carillon Series Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of Changes in Net Assets	Financial Highlights
Carillon Chartwell Mid Cap Value Fund, Carillon Chartwell Small Cap Growth Fund, Carillon Chartwell Small Cap Value Fund, Carillon Chartwell Real Income Fund and Carillon Chartwell Short Duration High Yield Fund
	For the year ended December 31, 2024	For each of the periods indicated therein
Carillon ClariVest Capital Appreciation Fund, Carillon ClariVest International Stock Fund, Carillon Eagle Growth & Income Fund, Carillon Eagle Mid Cap Growth Fund, Carillon Eagle Small Cap Growth Fund, Carillon Scout Mid Cap Fund, Carillon Scout Small Cap Fund, Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund and Carillon Reams Unconstrained Bond
	For the year ended December 31, 2024, the period November 1, 2023 through December 31, 2023 and the year ended October 31, 2023	For the year ended December 31, 2024, the period November 1, 2023 through December 31, 2023 and each of the four years in the period ended October 31, 2023

The financial statements of Carillon Chartwell Mid Cap Value Fund, Carillon Chartwell Small Cap Growth Fund, Carillon Chartwell Small Cap Value Fund, Carillon Chartwell Real Income Fund and Carillon Chartwell Short Duration High Yield Fund as of and for the year ended December 31, 2023 and the financial highlights for each of the periods ended on or prior to December 31, 2023 (not presented herein, other than the statements of changes in net assets and the financial highlights) were audited by other auditors whose report dated February 21, 2024 expressed unqualified opinions on those financial statements and financial highlights and included a paragraph regarding prior periods having been audited by a predecessor auditor.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

111

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Tampa, Florida
February 27, 2025
We have served as the auditor of one or more investment companies in Carillon Series Trust since 1985.

112

2024 Federal Tax Notice (Unaudited)
The following information for the fiscal year ended December 31, 2024 for the Carillon Family of Funds is provided pursuant to provisions of the Internal Revenue Code.
The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ended December 31, 2024. All dividends paid by the Funds from net investment income are deemed to be ordinary income for federal income tax purposes. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.
The amounts shown may differ from amounts disclosed elsewhere in this report due to differences between tax and financial reporting requirements.

	Mid Cap Value Fund	Chartwell Small Cap Growth Fund	Small Cap Value Fund	Capital Appreciation Fund	International Stock Fund
Qualified dividend income	100.00%	16.85%	84.40%	100.00%	98.46%
Dividends received deduction	100.00%	15.72%	61.07%	100.00%	0.00%
Long-term capital gains	$2,565,870	$1,188,278	$24,037,220	$55,370,059	$4,465,126

	Growth & Income Fund	Mid Cap Growth Fund	Eagle Small Cap Growth Fund	Mid Cap Fund	Small Cap Fund
Qualified dividend income	100.00%	0.00%	100.00%	25.95%	0.00%
Dividends received deduction	100.00%	0.00%	100.00%	24.72%	0.00%
Long-term capital gains	$74,217,500	$723,838,312	$84,276,550	$297,010,246	$25,468,493

	Real Income Fund	Short Duration High Yield Fund	Core Bond Fund	Core Plus Bond Fund	Unconstrained Bond Fund
Qualified dividend income	5.40%	0.00%	0.00%	0.00%	0.00%
Dividends received deduction	4.27%	0.00%	0.00%	0.00%	0.00%
Long-term capital gains	$—	$—	$—	$—	$—

113

Additional Information
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
On February 15, 2024, the Audit Committee of the Board of Trustees (“Board”) recommended and approved, and the Board approved, the appointment of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the fiscal year ending December 31, 2024, in connection with a decision by the Board to consolidate with a single independent registered public accounting firm the audit of all series of Carillon Series  Trust (the “Trust”). On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Real Income Fund, Carillon Chartwell Short Duration High Yield Fund, Carillon Chartwell Mid Cap Value Fund, Carillon Chartwell Small Cap Growth Fund, and Carillon Chartwell Small Cap Value Fund (the “Carillon Chartwell Funds”), each a series of the Trust.
The reports of Cohen or its predecessor on the financial statements of the Carillon Chartwell Funds as of and for the fiscal years ended December 31, 2022 and December 31, 2023, did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the Carillon Chartwell Funds’ fiscal years ended December 31, 2022 and December 31, 2023, and during the subsequent interim period ended June 30, 2024: (i) there were no disagreements between the registrant and Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen or its predecessor, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements of the Carillon Chartwell Funds for such years or interim period, and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the Carillon Chartwell Funds’ fiscal years ended December 31, 2022 and December 31, 2023, and during the subsequent interim period ended June 30, 2024, neither the registrant, nor anyone acting on its behalf, consulted with PwC on behalf of the Carillon Chartwell Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Carillon Chartwell Funds’ financial statements; or any matter that was either: (i) the subject of a “disagreement,” as defined in Item  304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) a “reportable event,” as defined in Item 304(a)(1)(v) of Regulation S-K.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Renewal of Investment Advisory and Subadvisory Agreements
Overview. At meetings held on August 15-16, 2024, the Board of Trustees (“Board” or “Trustees”) of Carillon Series Trust (“Trust”), including its independent members (the “Independent Trustees”), approved the renewal of the investment advisory agreement between Carillon Tower Advisers, Inc. (“Carillon Tower”) and the Trust, on behalf of the Carillon ClariVest Capital Appreciation Fund, Carillon ClariVest International Stock Fund, Carillon Eagle Growth & Income Fund, Carillon Eagle Mid Cap Growth Fund, Carillon Eagle Small Cap Growth Fund, Carillon Scout Mid Cap Fund, Carillon Scout Small Cap Fund, Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund, Carillon Reams Unconstrained Bond Fund, Carillon Chartwell Real Income Fund, Carillon Chartwell Mid Cap Value Fund, Carillon Chartwell Short Duration High Yield Fund, Carillon Chartwell Small Cap Value Fund, and Carillon Chartwell Small Cap Growth Fund. Each of the funds mentioned is referred to as a “Fund” and, collectively, as the “Funds.”

114

Additional Information(Continued)
The Board also approved the renewal of the investment subadvisory agreements between Carillon Tower and: (1) ClariVest Asset Management LLC (“ClariVest”), the subadviser to the Carillon ClariVest Capital Appreciation Fund and Carillon ClariVest International Stock Fund; (2) Eagle Asset Management, Inc. (“Eagle”), the subadviser to the Carillon Eagle Growth & Income Fund, Carillon Eagle Mid Cap Growth Fund and Carillon Eagle Small Cap Growth Fund; (3) Scout Investments, Inc. (“Scout”), the subadviser to the Carillon Scout Mid Cap Fund, Carillon Scout Small Cap Fund, Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund and Carillon Reams Unconstrained Bond Fund; and (4) Chartwell Investment Partners, LLC (“Chartwell”), the subadviser to the Carillon Chartwell Real Income Fund, Carillon Chartwell Mid Cap Value Fund, Carillon Chartwell Short Duration High Yield Fund, Carillon Chartwell Small Cap Value Fund, and Carillon Chartwell Small Cap Growth Fund (collectively, the “Chartwell Funds”). Each of the investment advisory and subadvisory agreements is referred to herein as an “Agreement” and, collectively, as the “Agreements.”
On an annual basis, the Board considers the renewal of the Agreements. As part of the annual renewal process, the Board took into consideration information and reports it was provided throughout the year relevant to the annual renewal of the Agreements, including: information regarding the services and support provided to the Funds and their shareholders by Carillon Tower, ClariVest, Eagle, Scout, Chartwell, U.S. Bank Global Fund Services, a third party that provides sub-administration, transfer agency and fund accounting services to the Funds, and U.S. Bank National Association, which provides custody services to the Funds; information on the Funds’ performance and commentary on the performance presented by Raymond James Financial, Inc.’s (“RJF”) Asset Management Services and Fund portfolio managers; presentations by Fund portfolio managers addressing, as applicable, the investment philosophy, investment strategies, personnel and operations of ClariVest, Eagle, Scout, and Chartwell; and compliance and financial reports concerning the Funds, as well as responses by Carillon Tower, Eagle, ClariVest, Scout and Chartwell to issues raised therein. The Board also considered information on relevant developments in the mutual fund industry and how the Funds and/or Carillon Tower are responding to them.
In addition, throughout the year, the Board regularly met with senior management personnel and reviewed information prepared by Carillon Tower and the Funds’ subadvisers regarding the Funds’ expenses and performance.
Carillon Tower, ClariVest, Eagle, Scout and Chartwell also prepared comprehensive responses to items of information requested by counsel to the Independent Trustees in letters to Carillon Tower, ClariVest, Eagle, Scout and Chartwell, to assist the Board in determining whether to renew the Agreements. These responses contained substantial and detailed information regarding the Funds and, as applicable, Carillon Tower, ClariVest, Eagle, Scout and Chartwell. The responses also included information regarding the performance of the Funds as compared to funds within their Morningstar, Inc. category (“Morningstar Category”), Broadridge Financial Solutions, Inc. (“Broadridge”) performance universe, benchmark indices, and, as applicable, a composite of similar accounts managed by ClariVest, Eagle, Scout or Chartwell, and the Funds’ expenses relative to funds within the applicable Fund’s Broadridge expense group and expense universe. The Board posed questions to various management personnel of Carillon Tower regarding certain aspects of the materials submitted in support of the renewal. The Board accorded appropriate weight to the work, deliberations and conclusions of its various committees in determining whether to continue the Agreements.
In voting to renew the Agreements, the Board considered whether the approval of the Agreements would be in the best interests of each Fund and its shareholders, an evaluation based on various factors, including: (1) the nature, extent and quality of services provided to the Funds; (2) the investment performance of the Funds; (3) the estimated costs of the services provided to the Funds and the estimated profits realized by Carillon Tower and its affiliates, including ClariVest, Eagle, Scout and Chartwell, from their relationships with the Funds; (4) the extent to which economies of scale have been realized as the Funds grow; (5) whether the level of fees reflects those economies of scale for the benefit of the Funds’ investors; (6) comparisons of services and fees with contracts entered into by Carillon Tower, ClariVest, Eagle, Scout and Chartwell with other clients (such as pension funds and other institutional investors); and (7) any benefits derived by Carillon Tower, ClariVest, Eagle, Scout and Chartwell from their relationships with the Funds.

115

Additional Information(Continued)
Provided below is a discussion of the factors the Board considered at its August 2024 meetings to form the basis of its renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration to renew the Agreements, and each Trustee may have accorded different weight to the various factors.
Nature, Extent and Quality of Services. The Board considered that the personnel responsible for the Funds at Carillon Tower are experienced in providing investment advisory services to the Funds; that the personnel responsible for the Funds at ClariVest, Eagle, Scout and Chartwell are experienced in providing portfolio management services for the Funds; and that Carillon Tower, ClariVest, Eagle, Scout and Chartwell have provided a continuous investment program for the Funds. The Board considered that Carillon Tower oversees and monitors the performance of, and services provided by, ClariVest, Eagle, Scout, Chartwell and the Funds’ other service providers. The Board also considered that Carillon Tower and its affiliate, Carillon Fund Distributors, Inc. (“CFD”), provide certain administration and distribution services to the Funds. In addition, the Board considered that Carillon Tower and its affiliates are responsible for oversight of compliance with the Funds’ policies and objectives, review of brokerage matters, oversight of the Funds’ compliance with applicable law and implementation of Board directives as they relate to the Funds. The Board considered that shareholders in the Funds have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Carillon Tower’s competitors, and that the Funds’ shareholders have chosen to invest in the Funds.
The Board considered that: ClariVest is responsible for making investment decisions on behalf of the Carillon ClariVest Capital Appreciation Fund and Carillon ClariVest International Stock Fund; Eagle is responsible for making investment decisions on behalf of the Carillon Eagle Growth & Income Fund, Carillon Eagle Mid Cap Growth Fund and Carillon Eagle Small Cap Growth Fund; Scout is responsible for making investment decisions on behalf of the Carillon Scout Mid Cap Fund, Carillon Scout Small Cap Fund, Carillon Reams Core Bond Fund, Carillon Reams Core Plus Bond Fund and Carillon Reams Unconstrained Bond Fund; and Chartwell is responsible for making investment decisions on behalf of the Carillon Chartwell Real Income Fund, Carillon Chartwell Mid Cap Value Fund, Carillon Chartwell Short Duration High Yield Fund, Carillon Chartwell Small Cap Value Fund, and Carillon Chartwell Small Cap Growth Fund. The Board considered that ClariVest, Eagle, Scout and Chartwell are responsible for placing all orders for the purchase and sale of securities and other investments for the Funds that they manage and that orders for ClariVest, Eagle and Scout would be executed by Eagle’s trading desk. The Board also considered: (1) information regarding the Carillon Tower, ClariVest, Eagle, Scout and Chartwell personnel who provide services to the Funds; (2) certifications as to the adequacy of the compliance programs of Carillon Tower, ClariVest, Eagle, Scout, and Chartwell; (3) the financial information provided regarding Carillon Tower, ClariVest, Eagle, Scout and Chartwell; and (4) Carillon Tower’s recommendations to continue to retain ClariVest, Eagle, Scout and Chartwell to provide portfolio management services to the Funds.
Investment Performance. The Board considered comparisons of the performance of the Funds’ Class I shares, including, if available, a Fund’s one-, three-, five- and ten-year annualized total returns for the period ended June 30, 2024, relative to the average performance of its Morningstar Category, Broadridge performance universe and benchmark indices. The Board considered that, prior to April 26, 2024, the Class I shares of the Chartwell Funds were designated the Class Chartwell shares, and that, in connection with the redesignation of the Class Chartwell shares as Class I shares, certain features of the Class Chartwell shares were aligned with the Class I shares. For each Fund, as relevant, the Board also considered explanations from Carillon Tower and the subadvisers regarding underperformance relative to the Fund’s Morningstar Category, Broadridge performance universe and/or benchmark indices. While the Board found the Morningstar data generally useful, the Board recognized the limitations of such data, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board concluded that it was generally satisfied with each Fund’s overall performance and portfolio management over different time periods and market cycles.
With respect to the Carillon ClariVest Capital Appreciation Fund, the Board considered a number of factors regarding performance, including: (1) the Fund outperformed the median of its Broadridge performance universe and Morningstar Category for the one-year, three-year, five-year, and ten-year

116

Additional Information(Continued)
periods ended June 30, 2024; and (2) the Fund outperformed its benchmark index for the one-year period ended June 30, 2024, and underperformed for the three-year, five-year and ten-year periods.
With respect to the Carillon ClariVest International Stock Fund, the Board considered a number of factors regarding performance, including that the Fund outperformed the median of its Broadridge performance universe and Morningstar Category, and its benchmark index, for the one-year, three-year, five-year and ten-year periods ended June 30, 2024.
With respect to the Carillon Eagle Growth & Income Fund, the Board considered a number of factors regarding performance, including: (1) the Fund outperformed the median of its Broadridge performance universe and Morningstar Category for the ten-year period ended June 30, 2024, and underperformed for the one-year, three-year and five-year periods; and (2) the Fund underperformed its benchmark index for one-year, three-year, five-year and ten-year periods ended June 30, 2024.
With respect to the Carillon Eagle Mid Cap Growth Fund, the Board considered a number of factors regarding performance, including: (1) the Fund outperformed the median of its Broadridge performance universe and Morningstar Category for the three-year, five year, and ten-year periods ended June 30, 2024, and underperformed for the one-year period; and (2) the Fund outperformed its benchmark index for the ten-year period ended June 30, 2024, and underperformed for the one-year, three-year and five-year periods.
With respect to the Carillon Eagle Small Cap Growth Fund, the Board considered a number of factors regarding performance, including: (1) the Fund outperformed the median of its Broadridge performance universe and Morningstar Category for the one-year period ended June 30, 2024, and underperformed for the three-year, five-year and ten-year periods; and (2) the Fund outperformed its benchmark index for the one-year and three-year periods ended June 30, 2024, and underperformed for the five-year and ten-year periods.
With respect to the Carillon Scout Mid Cap Fund, the Board considered a number of factors regarding performance, including that the Fund outperformed the median of its Broadridge performance universe and Morningstar Category, and its benchmark index, for the one-year, five-year and ten-year periods ended June 30, 2024, and underperformed for the three-year period.
With respect to the Carillon Scout Small Cap Fund, the Board considered a number of factors regarding performance, including: (1) the Fund outperformed the median of its Broadridge performance universe and Morningstar Category for the one-year, three-year and ten-year periods ended June 30, 2024, and underperformed for the five-year period; and (2) the Fund outperformed its benchmark index for the one-year, three-year, five-year, and ten-year periods ended June 30, 2024.
With respect to the Carillon Reams Core Bond Fund, the Board considered a number of factors regarding performance, including: (1) the Fund outperformed the median of its Broadridge performance universe for the five-year and ten-year periods ended June 30, 2024, performed the same for the three-year period, and underperformed for the one-year period; and (2) the Fund outperformed the median of its Morningstar Category, and its benchmark index, for the five-year and ten-year periods ended June 30, 2024, and underperformed for the one-year and three-year periods.
With respect to the Carillon Reams Core Plus Bond Fund, the Board considered a number of factors regarding performance, including that the Fund outperformed the median of its Broadridge performance universe and Morningstar Category, and its benchmark index, for the three-year, five-year and ten-year periods ended June 30, 2024, and underperformed for the one-year period.
With respect to the Carillon Reams Unconstrained Bond Fund, the Board considered a number of factors regarding performance, including: (1) the Fund outperformed the median of its Broadridge performance universe and Morningstar Category for the three-year, five-year and ten-year periods ended June 30, 2024, and underperformed for the one-year period; and (2) the Fund outperformed its benchmark index for the one-year, five-year and ten-year periods ended June 30, 2024, and underperformed for the three-year period.
With respect to the Carillon Chartwell Real Income Fund, the Board considered a number of factors regarding performance, including that the Fund outperformed the median of its Broadridge

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performance universe and Morningstar Category, and its benchmark index, for the one-year, three-year, five-year, and ten-year periods ended June 30, 2024. The Board considered that, for periods prior to April 26, 2024, the performance of the Carillon Chartwell Real Income Fund was achieved pursuant to its prior principal investment strategies.
With respect to the Carillon Chartwell Mid Cap Value Fund, the Board considered a number of factors regarding performance, including that the Fund underperformed the median of its Broadridge performance universe and Morningstar Category, and its benchmark index, for the one-year, three-year, five-year, and ten-year periods ended June 30, 2024.
With respect to the Carillon Chartwell Small Cap Value Fund, the Board considered a number of factors regarding performance, including: (1) the Fund underperformed the median of its Broadridge performance universe and Morningstar Category for the one-year, three-year, five-year and ten-year periods ended June 30, 2024; and (2) the Fund outperformed its benchmark index for the three-year period ended June 30, 2024, and underperformed for the one-year, five-year and ten-year periods.
With respect to the Carillon Chartwell Short Duration High Yield Fund, the Board considered a number of factors regarding performance, including: (1) the Fund outperformed the median of its Broadridge performance universe and Morningstar Category for the three-year period ended June 30, 2024, and underperformed for the one-year and five-year periods; and (2) the Fund underperformed its benchmark index for the one-year, three-year and five-year periods ended June 30, 2024.
With respect to the Carillon Chartwell Small Cap Growth Fund, the Board considered a number of factors regarding performance, including that the Fund outperformed the median of its Broadridge performance universe and Morningstar Category, and its benchmark index, for the one-year, three-year, and five-year periods ended June 30, 2024.
Fees and Expenses. The Board considered the advisory fee rate payable by each Fund to Carillon Tower under the Agreements, the subadvisory fee rate payable by Carillon Tower to ClariVest, Eagle, Scout and Chartwell, each Fund’s total expense ratio and its Rule 12b-1 fees. The Board considered that the subadvisory fee rate paid by Carillon Tower to ClariVest, Eagle, Scout or Chartwell, as applicable, is identical to the advisory fee rate paid to Carillon Tower by a Fund. The Board also considered the advisory fee rates paid to ClariVest, Eagle, Scout and Chartwell for any other accounts each subadviser manages in the same strategy as the relevant Fund. In addition, the Board considered comparisons of each Fund’s total expenses, based on data for the Fund’s latest fiscal year end, to the median total expenses of the applicable Fund’s Broadridge expense group and expense universe. The Board noted that Carillon Tower provides management and administrative services to the Funds pursuant to separate advisory and administration agreements. The Board considered that many mutual funds have entered into one contract with an adviser governing these services, and observed that the actual management fee rates provided by Broadridge for peer group funds reflect the combined advisory and administrative fees, reduced by any fee waivers and/or reimbursements.
The Board considered that Carillon Tower had undertaken contractual expense limitations with respect to the Funds. With respect to ClariVest, Scout and Chartwell, the Board considered that, to the extent that Carillon Tower waives its advisory fee or reimburses expenses, the amount that Carillon Tower pays to ClariVest, Scout or Chartwell is reduced by an equal amount. The Board also considered that, if Carillon Tower subsequently recoups previously waived advisory fees or reimbursed expenses from a Fund for which ClariVest, Scout or Chartwell is a subadviser, Carillon Tower makes a payment to ClariVest, Scout or Chartwell in an amount equal to the recoupment.
With respect to the Carillon ClariVest Capital Appreciation Fund, the Board considered that the Fund’s contractual advisory fee was lower than the median of its Broadridge expense group and higher than the median of its Broadridge expense universe, and its actual advisory fee was lower than the median of its Broadridge expense group and expense universe.
With respect to the Carillon ClariVest International Stock Fund, the Board considered that the Fund’s contractual advisory fee was higher the median of its Broadridge expense group and expense universe, and its actual advisory fee was lower than the median of its Broadridge expense group and expense universe.

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With respect to the Carillon Eagle Growth & Income Fund, the Board considered that the Fund’s contractual advisory fees were lower than the median of its Broadridge expense group and expense universe, and its actual advisory fee was lower than the median of its Broadridge expense group and equal to the median of its Broadridge expense universe.
With respect to the Carillon Eagle Mid Cap Growth Fund, the Board considered that the Fund’s contractual advisory fee and actual advisory fee were lower than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Eagle Small Cap Growth Fund, the Board considered that the Fund’s contractual advisory fee and actual advisory fee were lower than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Scout Mid Cap Fund, the Board considered that the Fund’s contractual advisory fee and actual advisory fee were higher than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Scout Small Cap Fund, the Board considered that the Fund’s contractual advisory fee and actual advisory fee were lower than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Reams Core Bond Fund, the Board considered that the Fund’s contractual advisory fee was equal to the median of its Broadridge expense group and higher than the median of its Broadridge expense universe, and its actual advisory fee was lower than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Reams Core Plus Bond Fund, the Board considered that the Fund’s contractual and actual advisory fees were higher than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Reams Unconstrained Bond Fund, the Board considered that the Fund’s contractual advisory fee was higher than the median of its Broadridge expense group and equal to the median of its Broadridge expense universe, and its actual advisory fee was lower than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Chartwell Real Income Fund, the Board considered that the Fund’s contractual and advisory fees were higher than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Chartwell Mid Cap Value Fund, the Board considered that the Fund’s contractual advisory fee was equal to the median of its Broadridge expense group and expense universe, and its actual advisory fee was lower than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Chartwell Small Cap Value Fund, the Board considered that the Fund’s contractual advisory fee was higher than the median of its Broadridge expense group and expense universe, and its actual advisory fee was lower than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Chartwell Short Duration High Yield Fund, the Board considered that the Fund’s contractual advisory fee and actual advisory fee were lower than the median of its Broadridge expense group and expense universe.
With respect to the Carillon Chartwell Small Cap Growth Fund, the Board considered that the Fund’s contractual advisory fee and actual advisory fee were lower than the median of its Broadridge expense group and expense universe.
Costs, Profitability and Economies of Scale. The Board considered Carillon Tower’s estimated costs and profitability in providing services to the Funds, consolidated with the Funds’ subadvisers. The Board also considered that each subadviser is an indirect wholly-owned subsidiary of RJF. The Board considered that, because the subadvisory fee rate paid by Carillon Tower to ClariVest, Eagle, Scout or

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Chartwell, as applicable, is identical to the advisory fee rate paid to Carillon Tower, Carillon Tower retains none of the advisory fees received from the Funds. In addition, the Board considered that the estimated costs and profitability of ClariVest, Eagle, Scout and Chartwell generally are less significant to the Board’s evaluation of the fee rates and expenses paid by a Fund than Carillon Tower’s advisory fee rate and estimated profitability and the Funds’ overall expense ratios. The Board also considered the management services that Carillon Tower provides to each Fund.
In addition, the Board considered that the advisory fee rate structures for certain of the Funds provide for breakpoints, which are a reduction of the applicable fee rate as assets increase. The Board also considered that each Fund may benefit from economies of scale, and shareholders may realize such economies of scale, through: (1) reduced advisory fees achieved when a Fund’s asset size reaches breakpoints in the fee schedules instituted by Carillon Tower; or (2) allocation of fixed expenses over a larger asset size.
Benefits. In evaluating compensation, the Board considered benefits that may be realized by Carillon Tower, ClariVest, Eagle, Scout, Chartwell and their respective affiliates from their relationships with the Funds. The Board took into consideration that Carillon Tower and its affiliates have entered into revenue sharing agreements with third parties for the promotion and sale of Fund shares. The Board also considered that the Funds compensate Carillon Tower for providing administrative services. The Board further considered that, as the Funds’ principal underwriter and distributor, CFD receives Rule 12b-1 payments from the Funds to compensate it for providing services and distribution activities. The Board considered that these activities could lead to growth in the Funds’ assets and the corresponding benefits of that growth, including economies of scale and greater diversification, as well as an increase in the asset-based advisory and subadvisory fees paid to Carillon Tower, ClariVest, Eagle, Scout and Chartwell. The Board considered that ClariVest does not enter into formal soft dollar arrangements. The Board also considered that Carillon Tower has entered into sales and marketing agreements with ClariVest, Chartwell and Scout, pursuant to which ClariVest, Chartwell and Scout pay Carillon Tower a fee for performing marketing and client services for the Funds and other clients of ClariVest and Scout.
Conclusions. The Board concluded with respect to the Funds that: (1) the fees paid to Carillon Tower and each of ClariVest, Eagle, Scout and Chartwell under the Agreements are fair and reasonable; and (2) the Funds and their shareholders would benefit from Carillon Tower’s, ClariVest’s, Eagle’s, Scout’s and Chartwell’s continued management of the applicable Funds.
Approval of Subadvisory Agreement
Overview. At meetings held on November 14-15, 2024, the Board of Trustees (“Board” or “Trustees”) of Carillon Series Trust (the “Trust”), including its independent members (the “Independent Trustees”), approved an investment subadvisory agreement (the “Subadvisory Agreement”) between Carillon Tower Advisers, Inc. (“Carillon”) and Chartwell Investment Partners, LLC (“Chartwell”) appointing Chartwell as the subadvisor to the Carillon Scout Small Cap Fund (the “Fund”), a series of the Trust.
Prior to the meetings, the Board, with the assistance of independent legal counsel, requested and received comprehensive responses to items of information requested by counsel to the Independent Trustees in letters to Carillon and Chartwell, to assist the Board in determining whether to approve the Subadvisory Agreement. The Board also considered information that had previously been provided by Carillon and Chartwell to the Board in connection with the Board’s consideration of the renewal of the subadvisory agreement between Carillon and Chartwell as it related to the Carillon Chartwell Small Cap Growth Fund (“Small Cap Growth Fund”), another series of the Trust. At the meeting, the Board met with representatives of Carillon and Chartwell and posed questions regarding certain key aspects of the materials submitted in support of the approval.
The Board accorded appropriate weight to the work, deliberations and conclusions of its various committees in determining whether to approve the Subadvisory Agreement. Legal counsel to the Independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Subadvisory Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of investment advisory contracts.

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Additional Considerations and Conclusions with Respect to the Subadvisory Agreement
With respect to the approval of the Subadvisory Agreement, the Board took into consideration various factors, including: (1) the nature, extent and quality of services to be provided to the Fund; (2) the investment performance of the Small Cap Growth Fund and other accounts managed by Chartwell in the strategy of the Small Cap Growth Fund, net of fees (“Composite”); (3) the estimated costs to be incurred by Chartwell and its affiliates and the resulting profits or losses; (4) the fees to be paid under the Subadvisory Agreement; (5) the extent to which economies of scale, if any, have been taken into account in setting the fee schedule; (6) comparisons of services and fees with contracts entered into by Chartwell with the Small Cap Growth Fund and other clients; and (7) any benefits derived by Chartwell from its relationship with the Fund.
Provided below is a discussion of the factors the Board considered at its November 2024 meetings to form the basis of its approval of the Subadvisory Agreement. The Board did not identify any particular information that was most relevant to its consideration of the Subadvisory Agreement, and each Trustee may have afforded different weight to the various factors.
Nature, Extent and Quality of Services. The Trustees considered that the Board previously had considered information regarding Chartwell’s principal business activities, overall capabilities to perform the services under the Subadvisory Agreement, infrastructure, the adequacy of its compliance program and Carillon’s representation regarding the strength of Chartwell’s financial condition. The Board also considered the background and experience of the personnel who would be assigned responsibility for managing the Fund. The Board considered that Chartwell had represented that its staffing levels were sufficient to provide services to the Fund. In addition, the Board took into consideration Carillon’s recommendation of Chartwell. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by Chartwell were appropriate for the Fund in light of its investment objective and, thus, supported a decision to approve the Subadvisory Agreement.
Investment Performance. The Board considered comparisons of the performance of the Small Cap Growth Fund and the Composite against the Small Cap Growth Fund’s benchmark index and a peer group of funds within its Morningstar, Inc. (“Morningstar”) category for the year-to-date, one-year, three-year and five-year periods ended September 30, 2024. The Board considered that the Small Cap Growth Fund and the Composite outperformed the benchmark and Morningstar category for all relevant periods. Based on the foregoing information, the Board concluded that the historical investment performance record of Chartwell with respect to the Small Cap Growth Fund supported approval of the Subadvisory Agreement.
Fees and Expenses. The Board considered that the proposed subadvisory fee rate payable by Carillon to Chartwell would be equal to the subadvisory fee rate currently paid by Carillon to the Fund’s current subadvisor, and that the proposed subadvisory fee rate was lower than the average fee rate charged by Chartwell to accounts within the Composite. After evaluating this information, the Board concluded that proposed subadvisory fee rate under the Subadvisory Agreement was reasonable in light of the services to be provided to the Fund.
Costs, Profitability and Economies of Scale. The Trustees considered that the Board previously had considered Carillon’s estimated costs and profitability in providing services to the Fund, consolidated with the Fund’s current subadviser. The Board considered that both Chartwell and the Fund’s current subadvisor are wholly-owned subsidiaries of Carillon. The Board took into consideration that, as a result, the estimated costs and profitability of Chartwell generally are less significant to the Board’s evaluation of the fee rates and expenses paid by the Fund than Carillon’s advisory fee rate and estimated profitability of the Fund’s overall expense ratios. The Board considered that there will be no changes to the expense caps of the Fund. In addition, the Board considered that the subadvisory fee rate includes breakpoints as Fund assets grow, which reflects economies of scale for the benefit of the Fund’s investors. Based on this information, the Board concluded that the estimated costs to be incurred by Carillon, Chartwell and their affiliates and the resulting profits or losses, as well as the potential for the Fund to benefit from economies of scale, supported the approval of the Subadvisory Agreement.

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Benefits. In evaluating compensation, the Board considered benefits that may be realized by Chartwell and its affiliates from their relationship with the Fund. In this connection, the Board considered Chartwell’s representation that Chartwell may benefit from research provided by brokers used to execute Fund transactions, and access to additional distribution channels which may attract new retail and institutional customers. Based on the foregoing information, the Board concluded that the potential benefits accruing to Chartwell by virtue of its relationship with the Fund appear to be fair and reasonable.
Conclusions. Based on the various considerations described above, the Board, including a majority of the Independent Trustees, concluded with respect to the Fund that: (1) the fees proposed to be paid to Chartwell under the Subadvisory Agreement are fair and reasonable; (2) the Fund and its shareholders would benefit from Chartwell’s management of the Fund; and (3) approved the Subadvisory Agreement.
Approvals Related to Carillon Chartwell Small Cap Growth Fund
At the November 14-15, 2024 meetings, the Board of Trustees (“Board”) of Carillon Series Trust (“Trust”) considered proposed amendments to (1) the existing investment advisory agreement between Carillon Tower Advisers, Inc. (“Carillon”) and the Trust with respect to the Carillon Chartwell Small Cap Growth Fund (“Fund”), and (2) the investment subadvisory agreement between Carillon and Chartwell Investment Partners, LLC (“Chartwell”) with respect to the Fund (collectively, the “Agreements”).
The Board considered that the only substantive changes proposed for the Agreements were: (i) a reduction in the current fee rate payable by the Fund to Carillon and the fee rate payable by Carillon to Chartwell and (ii) the addition of breakpoints to the fee schedule that would reduce the fee rate payable by the Fund to Carillon and the fee rate payable by Carillon to Chartwell at higher asset levels. The Board also took into consideration that it had reviewed, among other things, the nature, extent and quality of services being provided to the Fund by Carillon and Chartwell at the Board’s August 15-16, 2024 meetings in connection with its annual renewal of the Agreements and that there were no relevant material changes to the information provided to the Board since those meetings. Additionally, the Board considered that it receives substantial amounts of information regarding the Fund, including the nature, extent and quality of services provided to the Fund by Carillon and Chartwell, at its meetings held throughout the year.
Based on the considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, Carillon or Chartwell, as that term is defined in the Investment Company Act of 1940, as amended, concluded that the proposed investment advisory and sub-advisory fee rates are fair, reasonable and in the best interests of the Fund, and approved the amendments.

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Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

The information is disclosed as part of the Financial Statement included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosure for Open-End Investment Companies.

The information is disclosed as part of the Financial Statement included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The information is disclosed as part of the Financial Statement included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statement included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Trust.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Trust.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Trust.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the Trust’s Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Board, since the Trust last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)	The Trust’s Principal Executive Officer and Principal Financial Officer evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are appropriately designed to ensure that information required to be disclosed by the Trust in the reports that it files on Form N-CSR (a) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission; and (b) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure.
(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) of the Trust that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, its internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the Trust.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the Trust.

Item 19. Exhibits

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 99.CODEETH.

(a)(2) Not applicable to the Trust.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act, are filed and attached hereto as Exhibit 99.CERT.

(a)(4) Not applicable to the Trust.

(a)(5) On February 15, 2024, the Audit Committee of the Board of Trustees (“Board”) recommended and approved, and the Board approved, the appointment of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the fiscal year ending December 31, 2024, in connection with a decision by the Board to consolidate with a single independent registered public accounting firm the audit of all series of Carillon Series Trust (the “Trust”). On May 10, 2024, Cohen & Company, Ltd. (“Cohen & Co”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Real Income Fund, Carillon Chartwell Short Duration High Yield Fund, Carillon Chartwell Mid Cap Value Fund, Carillon Chartwell Small Cap Growth Fund, and Carillon Chartwell Small Cap Value Fund (the “Carillon Chartwell Funds”), each a series of the Trust.

The reports of Cohen & Co or its predecessor on the financial statements of the Carillon Chartwell Funds as of and for the fiscal years ended December 31, 2022 and December 31, 2023, did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the Carillon Chartwell Funds’ fiscal years ended December 31, 2022 and December 31, 2023, and during the subsequent interim period ended June 30, 2024: (i) there were no disagreements between the registrant and Cohen & Co or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen & Co or its predecessor, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements of the Carillon Chartwell Funds for such years or interim period, and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the Carillon Chartwell Funds’ fiscal years ended December 31, 2022 and December 31, 2023, and during the subsequent interim period ended June 30, 2024, neither the registrant, nor anyone acting on its behalf, consulted with PwC on behalf of the Carillon Chartwell Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Carillon Chartwell Funds’ financial statements; or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) a “reportable event,” as defined in Item 304(a)(1)(v) of Regulation S-K.

The Trust has received a letter from Cohen & Co addressed to the U.S. Securities and Exchange Commission stating that it agrees with these statements. A copy of this letter is filed as an Exhibit to this Form N-CSR.

Information in response to Item 4.02 of Form 8-K under the Securities Exchange Act of 1934, as amended, is not applicable to the Trust.

(b) The certification required by Rule 30a-2(b) of the Investment Company Act, and Section 1350 of Chapter 63 of Title 18 of the United States Code, is filed and attached hereto as Exhibit 99.1350CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CARILLON SERIES TRUST

Date:	February 28, 2025	/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Trust and in the capacities and on the dates indicated.

CARILLON SERIES TRUST

Date:	February 28, 2025	/s/ Susan L. Walzer
Susan L. Walzer
Principal Executive Officer

Date:	February 28, 2025	/s/ Carolyn Gill
Carolyn Gill
Principal Financial Officer